Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	DISH DBS CORP
Entity Central Index Key	0001042642
Document Type	S-4
Pre Effective Amendment Number	1
Document Period End Date	Jun 30, 2012
Amendment Flag	true
Amendment Description		Amendment Number 1
Entity Filer Category	Non-accelerated Filer

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Assets:
Cash and cash equivalents	$ 2,431,519	$ 399,072	$ 1,386,486	$ 507,266	$ 98,226	$ 98,001
Marketable investment securities (Note 4)	1,419,066	668,263		1,592,911
Trade accounts receivable - other, net of allowance for doubtful accounts of $11,916 and $29,650, respectively	801,807	771,055		771,383
Trade accounts receivable - EchoStar, net of allowance for doubtful accounts of zero	16,105	16,296		14,155
Inventory	482,688	509,932		487,046
Deferred tax assets (Note 8)	78,532	78,532		281,957
Other current assets	137,041	117,792		70,515
Total current assets	5,366,758	2,560,942		3,725,233
Noncurrent Assets:
Restricted cash and marketable investment securities (Note 4)	120,906	119,644		132,395
Property and equipment, net (Note 6)	3,064,223	3,122,243		3,230,849
FCC authorizations	611,794	679,570		679,570
Other noncurrent assets, net	109,842	121,290		67,586
Total noncurrent assets	3,906,765	4,042,747		4,110,400
Total assets	9,273,523	6,603,689		7,835,633
Current Liabilities:
Trade accounts payable - other	142,299	131,305		161,413
Trade accounts payable - EchoStar	247,088	222,917		238,629
Deferred revenue and other	817,727	809,559		803,737
Accrued programming	1,162,752	1,055,925		1,089,976
Litigation accrual (Note 11)	70,999	65,580		619,022
Other accrued expenses	601,233	534,832		512,705
Current portion of long-term debt and capital lease obligations (Note 7)	32,568	34,630		1,030,895
Total current liabilities	3,074,666	2,854,748		4,456,377
Long-Term Obligations, Net of Current Portion:
Long-term debt and capital lease obligations, net of current portion (Note 7)	9,342,242	7,458,134		5,484,041
Deferred tax liabilities	1,046,545	988,371		621,943
Long-term deferred revenue, distribution and carriage payments and other long-term liabilities	159,788	187,407		215,832
Total long-term obligations, net of current portion	10,548,575	8,633,912		6,321,816
Total liabilities	13,623,241	11,488,660		10,778,193
Commitments and Contingencies (Note 11)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,240,678	1,207,681		1,170,560
Accumulated other comprehensive income (loss)	1,406	(1,450)		3,765
Accumulated earnings (deficit)	(5,591,802)	(6,091,202)		(4,116,885)
Total stockholder's equity (deficit)	(4,349,718)	(4,884,971)		(2,942,560)	(3,631,312)	(3,209,677)
Total liabilities and stockholder's equity (deficit)	$ 9,273,523	$ 6,603,689		$ 7,835,633

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Allowance for doubtful accounts on trade accounts receivable - other	$ 14,052	$ 11,916	$ 29,650
Allowance for doubtful accounts on trade accounts receivable - EchoStar	$ 0	$ 0	$ 0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued	1,015	1,015	1,015
Common stock, shares outstanding	1,015	1,015	1,015

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Subscriber-related revenue	$ 3,289,376			$ 3,307,003						$ 6,508,322	$ 6,502,669	$ 12,959,025	$ 12,538,950	$ 11,537,703
Equipment sales and other revenue	22,567			16,021						44,180	31,914	64,547	59,607	97,856
Equipment sales, services and other revenue - EchoStar	5,678			8,803						12,345	17,834	36,474	37,180	27,559
Total revenue	3,317,621	3,256,824	3,250,805	3,331,827	3,220,590	3,204,789	3,206,371	3,167,915	3,056,662	6,564,847	6,552,417	13,060,046	12,635,737	11,663,118
Costs and Expenses (exclusive of depreciation shown separately below -Note 6):
Subscriber-related expenses	1,827,204			1,727,091						3,591,639	3,419,399	6,841,760	6,675,095	6,359,138
Satellite and transmission expenses
EchoStar	106,635			115,466						215,756	224,352	441,613	418,286	319,752
Other	9,611			9,692						20,185	19,770	39,341	39,776	33,477
Cost of sales - equipment, services and other	19,680			18,192						42,628	40,264	79,563	76,295	121,238
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies - EchoStar	51,580			62,868						133,854	117,294	249,440	175,777	188,793
Other subscriber promotion subsidies	234,828			211,927						461,217	438,749	925,015	1,104,652	1,071,655
Subscriber acquisition advertising	118,293			67,669						207,349	141,027	329,021	372,563	279,067
Total subscriber acquisition costs	404,701			342,464						802,420	697,070	1,503,476	1,652,992	1,539,515
General and administrative expenses - EchoStar	12,273			12,532						22,701	24,472	45,188	47,429	45,356
General and administrative expenses	155,841			137,816						316,577	285,676	570,699	573,495	554,754
Litigation expense (Note 11)				23,727							(316,949)	(316,949)	225,456	361,024
Depreciation and amortization (Note 6)	279,438			234,138						476,733	462,264	904,955	983,360	939,714
Total costs and expenses	2,815,383			2,621,118						5,488,639	4,856,318	10,109,646	10,692,184	10,273,968
Operating income (loss)	502,238	622,091	632,210	710,709	985,390	503,932	455,386	526,410	457,825	1,076,208	1,696,099	2,950,400	1,943,553	1,389,150
Other Income (Expense):
Interest income	4,250			2,734						5,942	6,374	13,209	13,744	13,985
Interest expense, net of amounts capitalized	(148,830)			(141,205)						(283,116)	(261,178)	(552,036)	(470,890)	(407,413)
Other, net	(797)			(1,069)						1,908	11,499	10,957	581	(19,129)
Total other income (expense)	(145,377)			(139,540)						(275,266)	(243,305)	(527,870)	(456,565)	(412,557)
Income (loss) before income taxes	356,861			571,169						800,942	1,452,794	2,422,530	1,486,988	976,593
Income tax (provision) benefit, net (Note 8)	(134,951)			(221,877)						(301,542)	(554,628)	(896,847)	(538,312)	(372,938)
Net income (loss)	221,910	330,516	297,001	349,292	548,874	242,628	232,293	255,530	218,225	499,400	898,166	1,525,683	948,676	603,655
Comprehensive Income (Loss):
Unrealized holding gains (losses) on available-for-sale securities, net of tax	(1,879)			(1,895)						2,856	504	(5,215)	(68)	12,625
Comprehensive income (loss)	$ 220,031			$ 347,397						$ 502,256	$ 898,670	$ 1,520,468	$ 948,608	$ 616,280

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Earnings (Deficit)
Balance at Dec. 31, 2008	$ (3,209,677)	$ 0	$ 1,142,529	$ (8,972)	$ (4,343,414)
Increase (Decrease) in Shareholders' Equity
Dividends to DISH Orbital Corporation (Note 15)	(1,050,000)				(1,050,000)
Stock-based compensation	12,227		12,227
Income tax (expense) benefit related to stock awards and other	(142)		(142)
Change in unrealized holding gains (losses) on available-for-sale securities, net	12,625			12,625
Net income (loss)	603,655				603,655
Balance at Dec. 31, 2009	(3,631,312)	0	1,154,614	3,833	(4,789,759)
Increase (Decrease) in Shareholders' Equity
Capital distribution to affiliate	(266,699)				(266,699)
Stock-based compensation	15,387		15,387
Income tax (expense) benefit related to stock awards and other	559		559
Change in unrealized holding gains (losses) on available-for-sale securities, net	(68)			(68)
Capital transaction with EchoStar in connection with purchases of strategic investments, net of tax of $2,895 (Note 15)	(9,103)				(9,103)
Net income (loss)	948,676				948,676
Balance at Dec. 31, 2010	(2,942,560)	0	1,170,560	3,765	(4,116,885)
Increase (Decrease) in Shareholders' Equity
Dividends to DISH Orbital Corporation (Note 15)	(3,500,000)				(3,500,000)
Capital distribution to affiliate		0
Stock-based compensation	31,163		31,163
Income tax (expense) benefit related to stock awards and other	5,958		5,958
Change in unrealized holding gains (losses) on available-for-sale securities, net	(5,215)			(5,215)
Net income (loss)	1,525,683				1,525,683
Balance at Dec. 31, 2011	$ (4,884,971)	$ 0	$ 1,207,681	$ (1,450)	$ (6,091,202)

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (DEFICIT)
Capital transaction with EchoStar in connection with purchases of strategic investments, tax	$ 2,895

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows From Operating Activities:
Net income (loss)	$ 1,525,683	$ 948,676	$ 603,655
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	904,955	983,360	939,714
Equity in losses (earnings) of affiliates			1,975
Realized and unrealized losses (gains) on investments	(10,758)		18,933
Non-cash, stock-based compensation	31,163	15,387	12,227
Deferred tax expense (benefit) (Note 8)	582,519	182,859	(32,513)
Other, net	7,781	375	5,851
Change in noncurrent assets	37,986	443	6,507
Change in long-term deferred revenue, distribution and carriage payments and other long-term liabilities	(28,425)	(98,131)	11,857
Changes in current assets and current liabilities:
Trade accounts receivable - other	18,173	(41,311)	56,460
Allowance for doubtful accounts	(17,735)	13,279	1,165
Trade accounts receivable - EchoStar	(2,141)	24,192	(16,777)
Inventory	(56,063)	(228,625)	51,411
Other current assets	(5,723)	(8,781)	9,587
Trade accounts payable	(31,614)	20,200	(33,809)
Trade accounts payable - EchoStar	(15,712)	(31,913)	(28,087)
Deferred revenue and other	5,822	(11,913)	(14,116)
Litigation expense accrual (Note 11)	(316,949)	225,456	361,024
Litigation settlement payments (Note 11)	(350,000)
Accrued programming and other accrued expenses	(10,600)	151,427	39,333
Net cash flows from operating activities	2,268,362	2,144,980	1,994,397
Cash Flows From Investing Activities:
Purchases of marketable investment securities	(4,286,081)	(4,352,377)	(5,590,668)
Sales and maturities of marketable investment securities	5,205,514	4,468,529	4,277,251
Purchases of property and equipment	(765,490)	(1,547,523)	(922,420)
Change in restricted cash and marketable investment securities	12,751	(3,921)	(57,731)
Purchase of strategic investments included in noncurrent other investment securities		(11,742)	(1,214)
Proceeds from sale of strategic investments	10,000	4,000
Other	(46)	703
Net cash flows from investing activities	176,648	(1,442,331)	(2,294,782)
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt	2,000,000		1,400,000
Deferred debt issuance costs	(27,261)		(23,090)
Repurchases and redemption of 6 3/8% Senior Notes due 2011	(1,000,000)
Repayment of long-term debt and capital lease obligations	(32,716)	(26,910)	(26,300)
Dividend to DISH Orbital Corporation	(3,500,000)		(1,050,000)
Capital distribution to affiliate		(266,699)
Other	6,773
Net cash flows from financing activities	(2,553,204)	(293,609)	300,610
Net increase (decrease) in cash and cash equivalents	(108,194)	409,040	225
Cash and cash equivalents, beginning of period	507,266	98,226	98,001
Cash and cash equivalents, end of period	$ 399,072	$ 507,266	$ 98,226

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF CASH FLOWS
Interest rate on Repurchase and redemption Senior Notes due 2011 (as a percent)	6.38%

Organization and Business Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Business Activities
Organization and Business Activities

1.             Organization and Business Activities

Principal Business

DISH DBS Corporation (which together with its subsidiaries is referred to as “DISH DBS,” the “Company,” “we,” “us” and/or “our,” unless otherwise required by the context) is a holding company and an indirect, wholly-owned subsidiary of DISH Network Corporation (“DISH Network”).  DISH DBS was formed under Colorado law in January 1996 and its common stock is held by DISH Orbital Corporation (“DOC”), a direct subsidiary of DISH Network.  We operate the DISH® branded direct broadcast satellite (“DBS”) pay-TV service which had 14.061 million subscribers in the United States as of June 30, 2012.  The DISH branded pay-TV service consists of Federal Communications Commission (“FCC”) licenses authorizing us to use DBS and Fixed Satellite Service (“FSS”) spectrum, our owned and leased satellites, receiver systems, third-party broadcast operations, customer service facilities, a third-party leased fiber network, in-home service and call center operations, and certain other assets utilized in our operations.

1.              Organization and Business Activities

Principal Business

DISH DBS Corporation (which together with its subsidiaries is referred to as “DDBS,” the “Company,” “we,” “us” and/or “our”) is a holding company and an indirect, wholly-owned subsidiary of DISH Network Corporation (“DISH Network”).  DDBS was formed under Colorado law in January 1996 and its common stock is held by DISH Orbital Corporation (“DOC”), a direct subsidiary of DISH Network.  We operate the DISH® direct broadcast satellite (“DBS”) subscription television service (the “DISH” pay-TV service) which had 13.967 million subscribers in the United States as of December 31, 2011.  The DISH pay-TV service consists of Federal Communications Commission (“FCC”) licenses authorizing us to use DBS and Fixed Satellite Service (“FSS”) spectrum, our owned and leased satellites, receiver systems, third-party broadcast operations, customer service facilities, a leased fiber network, in-home service and call center operations, and certain other assets utilized in our operations.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.     Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information.  Accordingly, these statements do not include all of the information and notes required for complete financial statements prepared under GAAP.  In our opinion, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included.  Our results of operations for the interim periods presented are not necessarily indicative of the results that may be expected for the full year.  For further information, refer to the Consolidated Financial Statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2011 (“2011 10-K”).  Certain prior period amounts have been reclassified to conform to the current period presentation.

Principles of Consolidation

We consolidate all majority owned subsidiaries, investments in entities in which we have controlling influence and variable interest entities where we have been determined to be the primary beneficiary.  Non-majority owned investments are accounted for using the equity method when we have the ability to significantly influence the operating decisions of the investee.  When we do not have the ability to significantly influence the operating decisions of an investee, the cost method is used.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense for each reporting period.  Estimates are used in accounting for, among other things, allowances for doubtful accounts, self-insurance obligations, deferred taxes and related valuation allowances, uncertain tax positions, loss contingencies, fair value of financial instruments, fair value of options granted under our stock-based compensation plans, capital leases, asset impairments, estimates of future cash flows used to evaluate impairments, useful lives of property, equipment and intangible assets, asset retirement obligations, retailer incentives, programming expenses, subscriber lives and royalty obligations.  Weak economic conditions have increased the inherent uncertainty in the estimates and assumptions indicated above.  Actual results may differ from previously estimated amounts, and such differences may be material to the Condensed Consolidated Financial Statements.  Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected prospectively in the period they occur.

Fair Value Measurements

We determine fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  Market or observable inputs are the preferred source of values, followed by unobservable inputs or assumptions based on hypothetical transactions in the absence of market inputs.  We apply the following hierarchy in determining fair value:

·                  Level 1, defined as observable inputs being quoted prices in active markets for identical assets;

·                  Level 2, defined as observable inputs other than quoted prices included in Level 1, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

·                  Level 3, defined as unobservable inputs for which little or no market data exists, consistent with reasonably available assumptions made by other participants therefore requiring assumptions based on the best information available.

As of June 30, 2012 and December 31, 2011, the carrying value for cash and cash equivalents, marketable investment securities, trade accounts receivable, net of allowance for doubtful accounts, and current liabilities, excluding the “Current portion of long-term debt and capital lease obligations,” is equal to or approximates fair value due to their short-term nature or proximity to current market rates.  See Note 3.

Fair values for our publicly traded debt securities are based on quoted market prices, when available.  The fair values of our private debt is estimated based on an analysis in which we evaluate market conditions, related securities, various public and private offerings, and other publicly available information.  In performing this analysis, we make various assumptions regarding, among other things, credit spreads, and the impact of these factors on the value of the notes.  See Note 6 for the fair value of our long-term debt.

2.     Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

We consolidate all majority owned subsidiaries, investments in entities in which we have controlling influence and variable interest entities where we have been determined to be the primary beneficiary.  Non-majority owned investments are accounted for using the equity method when we have the ability to significantly influence the operating decisions of the investee.  When we do not have the ability to significantly influence the operating decisions of an investee, the cost method is used.  All significant intercompany accounts and transactions have been eliminated in consolidation.  Certain prior period amounts have been reclassified to conform to the current period presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense for each reporting period.  Estimates are used in accounting for, among other things, allowances for doubtful accounts, self-insurance obligations, deferred taxes and related valuation allowances, uncertain tax positions, loss contingencies, fair value of financial instruments, fair value of options granted under our stock-based compensation plans, fair value of assets and liabilities acquired in business combinations, capital leases, asset impairments, estimates of future cash flows used to evaluate impairments, useful lives of property, equipment and intangible assets, retailer incentives, programming expenses, subscriber lives and royalty obligations.  Weak economic conditions have increased the inherent uncertainty in the estimates and assumptions indicated above.  Actual results may differ from previously estimated amounts, and such differences may be material to the Consolidated Financial Statements.  Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected prospectively in the period they occur.

Cash and Cash Equivalents

We consider all liquid investments purchased with an original maturity of 90 days or less to be cash equivalents.  Cash equivalents as of December 31, 2011 and 2010 may consist of money market funds, government bonds, corporate notes and commercial paper.  The cost of these investments approximates their fair value.

Marketable Investment Securities

We currently classify all marketable investment securities as available-for-sale. We adjust the carrying value of our available-for-sale securities to fair value and report the related temporary unrealized gains and losses as a separate component of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit),” net of related deferred income tax. Declines in the fair value of a marketable investment security which are determined to be “other-than-temporary” are recognized in our Consolidated Statements of Operations and Comprehensive Income (Loss), thus establishing a new cost basis for such investment.

We evaluate our marketable investment securities portfolio on a quarterly basis to determine whether declines in the fair value of these securities are other-than-temporary. This quarterly evaluation consists of reviewing, among other things:

·                  the fair value of our marketable investment securities compared to the carrying amount,

·                  the historical volatility of the price of each security, and

·                  any market and company specific factors related to each security.

Declines in the fair value of debt investments below cost basis are generally accounted for as follows:

Length of Time Investment Has Been In a Continuous Loss Position	Treatment of the Decline in Value (absent specific factors to the contrary)
Less than six months	Generally, considered temporary.
Six to nine months	Evaluated on a case by case basis to determine whether any company or market-specific factors exist indicating that such decline is other-than-temporary.
Greater than nine months	Generally, considered other-than-temporary. The decline in value is recorded as a charge to earnings.

Additionally, in situations where the fair value of a debt security is below its carrying amount, we consider the decline to be other-than-temporary and record a charge to earnings if any of the following factors apply:

·                  we have the intent to sell the security,

·                  it is more likely than not that we will be required to sell the security before maturity or recovery, or

·                  we do not expect to recover the security’s entire amortized cost basis, even if there is no intent to sell the security.

In general, we use the first in, first out method to determine the cost basis on sales of marketable investment securities.

Accounts Receivable

Management estimates the amount of required allowances for the potential non-collectability of accounts receivable based upon past collection experience and consideration of other relevant factors. However, past experience may not be indicative of future collections and therefore additional charges could be incurred in the future to reflect differences between estimated and actual collections.

Inventory

Inventory is stated at the lower of cost or market value.  Cost is determined using the first-in, first-out method.  The cost of manufactured inventory includes the cost of materials, labor, freight-in, royalties and manufacturing overhead.

Property and Equipment

Property and equipment are stated at cost. The costs of satellites under construction, including certain amounts prepaid under our satellite service agreements, are capitalized during the construction phase, assuming the eventual successful launch and in-orbit operation of the satellite. If a satellite were to fail during launch or while in-orbit, the resultant loss would be charged to expense in the period such loss was incurred. The amount of any such loss would be reduced to the extent of insurance proceeds estimated to be received, if any. Depreciation is recorded on a straight-line basis over useful lives ranging from one to 40 years. Repair and maintenance costs are charged to expense when incurred. Renewals and improvements that add value or extend the asset’s useful life are capitalized.

Long-Lived Assets

We review our long-lived assets and identifiable finite lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We evaluate our satellite fleet for recoverability as one asset group. For assets which are held and used in operations, the asset would be impaired if the carrying value of the asset (or asset group) exceeded its undiscounted future net cash flows. Once an impairment is determined, the actual impairment is reported as the difference between the carrying value and the fair value as estimated using discounted cash flows. Assets which are to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. We consider relevant cash flow, estimated future operating results, trends and other available information in assessing whether the carrying value of assets are recoverable.

Other Intangible Assets

We do not amortize indefinite lived intangible assets, but test these assets for impairment annually or more often if indicators of impairment arise.  Intangible assets that have finite lives are amortized over their estimated useful lives and tested for impairment as described above for long-lived assets.  Our intangible assets with indefinite lives primarily consist of FCC licenses.  Generally, we have determined that our FCC licenses have indefinite useful lives due to the following:

·                  FCC spectrum is a non-depleting asset;

·                  existing DBS licenses are integral to our business and will contribute to cash flows indefinitely;

·                  replacement satellite applications are generally authorized by the FCC subject to certain conditions, without substantial cost under a stable regulatory, legislative and legal environment;

·                  maintenance expenditures to obtain future cash flows are not significant;

·                  DBS licenses are not technologically dependent; and

·                  we intend to use these assets indefinitely.

We combine all our indefinite lived FCC licenses into a single unit of accounting. The analysis encompasses future cash flows from satellites transmitting from such licensed orbital locations, including revenue attributable to programming offerings from such satellites, the direct operating and subscriber acquisition costs related to such programming, and future capital costs for replacement satellites.  Projected revenue and cost amounts include projected subscribers.  In conducting our annual impairment test in 2011, we determined that the estimated fair value of the FCC licenses, calculated using a discounted cash flow analysis, exceeded their carrying amounts.

Long-Term Deferred Revenue, Distribution and Carriage Payments

Certain programmers provide us up-front payments. Such amounts are deferred and recognized as reductions to “Subscriber-related expenses” on a straight-line basis over the relevant remaining contract term (generally up to ten years). The current and long-term portions of these deferred credits are recorded in our Consolidated Balance Sheets in “Deferred revenue and other” and “Long-term deferred revenue, distribution and carriage payments and other long-term liabilities,” respectively.

Sales Taxes

We account for sales taxes imposed on our goods and services on a net basis in our Consolidated Statements of Operations and Comprehensive Income (Loss). Since we primarily act as an agent for the governmental authorities, the amount charged to the customer is collected and remitted directly to the appropriate jurisdictional entity.

Income Taxes

We establish a provision for income taxes currently payable or receivable and for income tax amounts deferred to future periods. Deferred tax assets and liabilities are recorded for the estimated future tax effects of differences that exist between the book and tax basis of assets and liabilities. Deferred tax assets are offset by valuation allowances when we believe it is more likely than not that such net deferred tax assets will not be realized.

Accounting for Uncertainty in Income Taxes

From time to time, we engage in transactions where the tax consequences may be subject to uncertainty. We record a liability when, in management’s judgment, a tax filing position does not meet the more likely than not threshold. For tax positions that meet the more likely than not threshold, we may record a liability depending on management’s assessment of how the tax position will ultimately be settled. We adjust our estimates periodically for ongoing examinations by and settlements with various taxing authorities, as well as changes in tax laws, regulations and precedent. We classify interest and penalties, if any, associated with our uncertain tax positions as a component of “Interest expense, net of amounts capitalized” and “Other, net,” respectively.

Fair Value of Financial Instruments

As of December 31, 2011 and 2010, the carrying value for cash and cash equivalents, marketable investment securities, trade accounts receivable, net of allowance for doubtful accounts, and current liabilities is equal to or approximates fair value due to their short-term nature or proximity to current market rates.

Fair values for our publicly traded debt securities are based on quoted market prices. The fair values of our private debt is estimated based on an analysis in which we evaluate market conditions, related securities, various public and private offerings, and other publicly available information. In performing this analysis, we make various assumptions regarding, among other things, credit spreads, and the impact of these factors on the value of the notes. See Note 7 for the fair value of our long-term debt.

Deferred Debt Issuance Costs

Costs of issuing debt are generally deferred and amortized to interest expense ratably over the terms of the respective notes (see Note 7).

Revenue Recognition

We recognize revenue when an arrangement exists, prices are determinable, collectibility is reasonably assured and the goods or services have been delivered. Revenue from our subscription television services is recognized when programming is broadcast to subscribers. Payments received from subscribers in advance of the broadcast or service period are recorded as “Deferred revenue and other” in our Consolidated Balance Sheets until earned. For certain of our promotions, subscribers are charged an upfront fee.  A portion of these fees may be deferred and recognized over the estimated subscriber life for new subscribers or the estimated remaining life for existing subscribers ranging from 18 months to five years.  Revenue from advertising sales is recognized when the related services are performed.

Subscriber fees for equipment rental, including DVRs, additional outlets and fees for receivers with multiple tuners, and our in-home service operations are recognized as revenue as earned. Generally, revenue from equipment sales and equipment upgrades is recognized upon shipment to customers.

Certain of our existing and new subscriber promotions include programming discounts. Programming revenues are recorded as earned at the discounted monthly rate charged to the subscriber.

Subscriber-Related Expenses

The cost of television programming distribution rights is generally incurred on a per subscriber basis and various upfront carriage payments are recognized when the related programming is distributed to subscribers.  Long-term flat rate programming contracts are charged to expense using the straight-line method over the term of the agreement.  The cost of television programming rights to distribute live sporting events for a season or tournament is charged to expense using the straight-line method over the course of the season or tournament.  “Subscriber-related expenses” in the Consolidated Statements of Operations and Comprehensive Income (Loss) principally include programming expenses, costs incurred in connection with our in-home service and call center operations, billing costs, refurbishment and repair costs related to receiver systems, subscriber retention and other variable subscriber expenses.  These costs are recognized as the services are performed or as incurred.

Subscriber Acquisition Costs

Subscriber acquisition costs in our Consolidated Statements of Operations and Comprehensive Income (Loss) consist of costs incurred to acquire new subscribers through third parties and our direct sales distribution channel.  Subscriber acquisition costs include the following line items from our Consolidated Statements of Operations and Comprehensive Income (Loss):

·                  “Cost of sales — subscriber promotion subsidies - EchoStar” includes the cost of our receiver systems sold to retailers and other distributors of our equipment and receiver systems sold directly by us to subscribers.

·                  “Other subscriber promotion subsidies” includes net costs related to promotional incentives and costs related to installation and other promotional subsidies.

·                  “Subscriber acquisition advertising” includes advertising and marketing expenses related to the acquisition of new DISH subscribers.  Advertising costs are expensed as incurred.

We characterize amounts paid to our independent retailers as consideration for equipment installation services and for equipment buydowns (incentives and rebates) as a reduction of revenue.  We expense payments for equipment installation services as “Other subscriber promotion subsidies.”  Our payments for equipment buydowns represent a partial or complete return of the retailer’s purchase price and are, therefore, netted against the proceeds received from the retailer.  We report the net cost from our various sales promotions through our independent retailer network as a component of “Other subscriber promotion subsidies.”  Net proceeds from the sale of subscriber related equipment pursuant to our subscriber acquisition promotions are not recognized as revenue.

Equipment Lease Programs

DISH subscribers have the choice of leasing or purchasing the satellite receiver and other equipment necessary to receive our programming. Most of our new subscribers choose to lease equipment and thus we retain title to such equipment. Equipment leased to new and existing subscribers is capitalized and depreciated over their estimated useful lives.

Statements of Cash Flow Data	12 Months Ended
Dec. 31, 2011
Statements of Cash Flow Data
Statements of Cash Flow Data

3.     Statements of Cash Flow Data

The following presents our supplemental cash flow statement disclosure.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Cash paid for interest	$545,406	$472,586	$357,419
Cash received for interest	11,468	13,744	13,985
Cash paid for income taxes	14,661	12,978	12,384
Cash paid for income taxes to DISH Network	384,462	428,591	400,468
Vendor financing		40,000	—
Satellite and other assets financed under capital lease obligations	10,548	5,282	140,109

Marketable Investment Securities and Restricted Cash	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Marketable Investment Securities and Restricted Cash
Marketable Investment Securities and Restricted Cash

3.     Marketable Investment Securities and Restricted Cash and Cash Equivalents

Our marketable investment securities and restricted cash and cash equivalents consist of the following:

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$46,435	$100,075
Current marketable investment securities - other	1,372,631	568,188
Total current marketable investment securities	1,419,066	668,263
Restricted marketable investment securities (1)	68,657	54,507
Total marketable investment securities	1,487,723	722,770

Restricted cash and cash equivalents (1)	52,249	65,137

Total marketable investment securities and restricted cash and cash equivalents	$1,539,972	$787,907

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Condensed Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt and equity instruments, all of which are classified as available-for-sale.

Current Marketable Investment Securities — VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest.  All of the put options are secured by a pledged liquidity source. Our VRDN portfolio is comprised of investments in many municipalities, which are backed by financial institutions or other highly rated companies that serve as the pledged liquidity source.  While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities — Other

Our current marketable investment securities portfolio includes investments in various debt instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of June 30, 2012 and December 31, 2011, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit or surety bonds and for litigation (See Note 8).

Unrealized Gains (Losses) on Marketable Investment Securities

As of June 30, 2012 and December 31, 2011, we had accumulated net unrealized gains of $1 million and net unrealized losses of $1 million, both net of related tax effect, respectively, as a part of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).”  A full valuation allowance has been established against any deferred taxes that are capital in nature.  The components of our available-for-sale investments are summarized in the table below.

	As of June 30, 2012				As of December 31, 2011
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$46,435	$—	$—	$—	$100,075	$—	$—	$—
Other (including restricted)	1,441,288	4,234	(2,828)	1,406	622,695	2,625	(4,075)	(1,450)
Total	$1,487,723	$4,234	$(2,828)	$1,406	$722,770	$2,625	$(4,075)	$(1,450)

As of June 30, 2012, restricted and non-restricted marketable investment securities include debt securities of $1.122 billion with contractual maturities of one year or less and $366 million with contractual maturities greater than one year. Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category.  As of June 30, 2012 and December 31, 2011, the unrealized losses on our investments in debt securities primarily represent investments in corporate bonds and mortgage backed securities.  We do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time.  In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity.  Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	As of
	June 30, 2012		December 31, 2011
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$860,112	$(1,297)	$444,705	$(2,970)
12 months or more	93,550	(1,531)	33,039	(1,105)
Total	$953,662	$(2,828)	$477,744	$(4,075)

Fair Value Measurements

Our investments measured at fair value on a recurring basis were as follows:

	As of
	June 30, 2012				December 31, 2011
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$2,077,026	$38,894	$2,038,132	$—	$162,549	$18,610	$143,939	$—

Debt securities:
VRDNs	$46,435	$—	$46,435	$—	$100,075	$—	$100,075	$—
Other (including restricted)	1,441,288	—	1,441,288	—	622,695	—	622,695	—
Total	$1,487,723	$—	$1,487,723	$—	$722,770	$—	$722,770	$—

4.     Marketable Investment Securities and Restricted Cash

Our marketable investment securities and restricted cash consist of the following:

	As of December 31,
	2011	2010
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$100,075	$1,021,697
Current marketable investment securities - other	568,188	571,214
Total current marketable investment securities	668,263	1,592,911
Restricted marketable investment securities (1)	54,507	59,638
Total marketable investment securities	722,770	1,652,549

Restricted cash and cash equivalents (1)	65,137	72,757

Total marketable investment securities and restricted cash	$787,907	$1,725,306

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt instruments, all of which are classified as available-for-sale (see Note 2).

Current Marketable Investment Securities — VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest. All of the put options are secured by a pledged liquidity source. Our VRDN portfolio is comprised of investments in many municipalities, which are backed by financial institutions or other highly rated companies that serve as the pledged liquidity source. While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities — Other

Our current marketable investment securities portfolio includes investments in various debt instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of December 31, 2011 and 2010, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit or surety bonds and for litigation (See Note 11).

Unrealized Gains (Losses) on Marketable Investment Securities

As of December 31, 2011 and 2010, we had accumulated net unrealized losses of $1 million and net unrealized gains of $4 million net of related tax effect, respectively, as a part of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).” A full valuation allowance has been established against any deferred taxes that are capital in nature. The components of our available-for-sale investments are detailed in the table below.

	As of December 31,
	2011				2010
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$100,075	$—	$—	$—	$1,021,697	$—	$—	$—
Other (including restricted)	622,695	2,625	(4,075)	(1,450)	630,852	4,905	(1,140)	3,765
Total marketable investment securities	$722,770	$2,625	$(4,075)	$(1,450)	$1,652,549	$4,905	$(1,140)	$3,765

As of December 31, 2011, restricted and non-restricted marketable investment securities include debt securities of $675 million with contractual maturities of one year or less and $48 million with contractual maturities greater than one year. Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category. As of December 31, 2011 and 2010, the unrealized losses on our investments in debt securities primarily represent investments in corporate bonds and mortgage backed securities. We do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time. In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity. Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	As of December 31,
	2011			2010
	Investment Category			Investment Category
	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total
	(In thousands)
Less than Six Months:
Fair value	$185,739	$—	$185,739	$71,279	$—	$71,279
Unrealized loss	(794)	—	(794)	(133)	—	(133)
Six to Nine Months:
Fair value	146,068	—	146,068	20,051	—	20,051
Unrealized loss	(1,451)	—	(1,451)	(79)	—	(79)
Nine Months or More:
Fair value	145,937	—	145,937	106,270	—	106,270
Unrealized loss	(1,830)	—	(1,830)	(928)	—	(928)
Total Fair Value	$477,744	$—	$477,744	$197,600	$—	$197,600

Fair Value Measurements

We determine fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Market or observable inputs are the preferred source of values, followed by unobservable inputs or assumptions based on hypothetical transactions in the absence of market inputs. We apply the following hierarchy in determining fair value:

·                  Level 1, defined as observable inputs being quoted prices in active markets for identical assets;

·                  Level 2, defined as observable inputs other than quoted prices included in Level 1, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

·                  Level 3, defined as unobservable inputs for which little or no market data exists, consistent with reasonably available assumptions made by other participants therefore requiring assumptions based on the best information available.

Our assets measured at fair value on a recurring basis were as follows:

	As of December 31,
	2011				2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash Equivalents (including restricted)	$162,549	$18,610	$143,939	$—	$358,675	$58,353	$300,322	$—

Debt securities:
VRDNs	$100,075	$—	$100,075	$—	$1,021,697	$—	$1,021,697	$—
Other (including restricted)	622,695	—	622,695	—	630,852	10,738	620,114	—
Total marketable investment securities	$722,770	$—	$722,770	$—	$1,652,549	$10,738	$1,641,811	$—

Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory
Inventory

4.     Inventory

Inventory consists of the following:

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Finished goods - DBS	$251,589	$294,722
Raw materials	166,247	183,675
Work-in-process - used	64,317	29,228
Work-in-process - new	535	2,307
Total inventory	$482,688	$509,932

5.     Inventory

Inventory consists of the following:

	As of December 31,
	2011	2010
	(In thousands)
Finished goods - DBS	$294,722	$304,552
Raw materials	183,675	143,100
Work-in-process - used	29,228	36,186
Work-in-process - new	2,307	3,208
Total inventory	$509,932	$487,046

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment
Property and Equipment

5.     Property and Equipment

Depreciation and Amortization Expense

Depreciation and amortization expense consists of the following:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Equipment leased to customers	$163,474	$189,030	$315,917	$372,017
Satellites	32,087	32,087	64,173	64,178
Buildings, furniture, fixtures, equipment and other	16,101	13,021	28,867	26,069
148 degree orbital location (1)	67,776	—	67,776	—
Total depreciation and amortization	$279,438	$234,138	$476,733	$462,264

(1)                See “FCC Authorizations” below.

Cost of sales and operating expense categories included in our accompanying Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) do not include depreciation expense related to satellites or equipment leased to customers.

DBS Satellites

We currently utilize 13 DBS satellites in geostationary orbit approximately 22,300 miles above the equator, six of which we own and depreciate over the useful life of each satellite.  We currently utilize capacity on five DBS satellites from EchoStar, which are accounted for as operating leases.  See Note 10 for further discussion of our satellite leases with EchoStar.  We also lease two DBS satellites from third parties, which are accounted for as capital leases and are depreciated over the shorter of the economic life of the satellite or the term of the satellite agreement.

Satellite Anomalies

Operation of our pay-TV service requires that we have adequate DBS satellite transmission capacity for the programming we offer.  Moreover, current competitive conditions require that we continue to expand our offering of new programming, particularly by expanding local high definition (“HD”) coverage and offering more HD national channels.  While we generally have had in-orbit DBS satellite capacity sufficient to transmit our existing channels and some backup capacity to recover the transmission of certain critical programming, our backup capacity is limited.

In the event of a failure or loss of any of our satellites, we may need to acquire or lease additional satellite capacity or relocate one of our other satellites and use it as a replacement for the failed or lost satellite.  Such a failure could result in a prolonged loss of critical programming or a significant delay in our plans to expand programming as necessary to remain competitive and thus may have a material adverse effect on our business, financial condition and results of operations.

Prior to 2012, certain of our satellites have experienced anomalies, some of which have had a significant adverse impact on their remaining useful life and/or commercial operation.  There can be no assurance that future anomalies will not further impact the remaining useful life and/or commercial operation of any of the satellites in our fleet.  See “Long-Lived DBS Satellite Assets” below for further discussion of evaluation of impairment.  There can be no assurance that we can recover critical transmission capacity in the event one or more of our in-orbit satellites were to fail.  We do not anticipate carrying insurance for any of the in-orbit satellites that we use, and we will bear the risk associated with any in-orbit satellite failures.  Recent developments with respect to certain of our satellites are discussed below.

Owned Satellites

EchoStar I.  EchoStar I was designed to meet a minimum 12 year useful life.  During the first quarter 2012, we determined that EchoStar I experienced a communications receiver anomaly.  While this anomaly did not impact commercial operation of the satellite, there can be no assurance that future anomalies will not impact its future commercial operation.  EchoStar I was fully depreciated during 2007.

EchoStar XI.  EchoStar XI was designed to meet a minimum 12-year useful life.  During the first quarter 2012, we determined that EchoStar XI experienced solar array anomalies that reduced the total power available for use by the spacecraft.  While these anomalies did not reduce the estimated useful life of the satellite to less than 12 years or impact commercial operation of the satellite, there can be no assurance that future anomalies will not reduce its useful life or impact its commercial operation.

EchoStar XIV.  EchoStar XIV was designed to meet a minimum 15-year useful life.  During the third quarter 2011 and the first quarter 2012, we determined that EchoStar XIV experienced solar array anomalies that reduced the total power available for use by the spacecraft.  While these anomalies did not reduce the estimated useful life of the satellite to less than 15 years or impact commercial operation of the satellite, there can be no assurance that future anomalies will not reduce its useful life or impact its commercial operation.

Leased Satellites

EchoStar VI.  Prior to 2012, EchoStar VI experienced solar array anomalies which impacted the commercial operation of the satellite.  EchoStar VI also previously experienced the loss of traveling wave tube amplifiers (“TWTAs”).  During the first quarter 2012, EchoStar determined that EchoStar VI experienced the loss of two additional TWTAs increasing the total number of TWTAs lost to five.  During the second quarter 2012, EchoStar VI lost an additional solar array string, which reduced the total power available for use by the spacecraft.  While the recent losses of TWTAs and the solar array string did not impact current commercial operation of the satellite, there can be no assurance that future anomalies will not impact its commercial operation.

Long-Lived DBS Satellite Assets

We evaluate our DISH branded pay-TV DBS satellite fleet for impairment as one asset group and test for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  While certain of the anomalies discussed above, and previously disclosed, may be considered to represent a significant adverse change in the physical condition of an individual satellite, based on the redundancy designed within each satellite and considering the asset grouping, these anomalies are not considered to be significant events that would require evaluation for impairment recognition.  Unless and until a specific satellite is abandoned or otherwise determined to have no service potential, the net carrying amount related to the satellite would not be written off.

FCC Authorizations

On May 31, 2012, the International Bureau of the FCC announced the termination of our license for use of the 148 degree orbital location.  We have not had a satellite positioned at the 148 degree orbital location since the retirement of EchoStar V in August 2009.  Our license for use of the 148 degree orbital location had a $68 million carrying value.  This amount was recorded as “Depreciation and amortization” expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) in the second quarter 2012 due to the termination of this license by the FCC.

6.     Property and Equipment

Property and equipment consists of the following:

	Depreciable
	Life	As of December 31,
	(In Years)	2011	2010
		(In thousands)
Equipment leased to customers	2-5	$3,496,154	$3,495,360
EchoStar I	12	201,607	201,607
EchoStar VII	12	177,000	177,000
EchoStar X	12	177,192	177,192
EchoStar XI	12	200,198	200,198
EchoStar XIV	15	316,541	316,518
EchoStar XV	15	277,658	277,533
Satellites acquired under capital lease agreements	10-15	499,819	499,819
Furniture, fixtures, equipment and other	1-10	506,736	480,217
Buildings and improvements	1-40	70,716	69,165
Land	—	4,447	3,760
Construction in progress	—	42,038	16,844
Total property and equipment		5,970,106	5,915,213
Accumulated depreciation		(2,847,863)	(2,684,364)
Property and equipment, net		$3,122,243	$3,230,849

Construction in progress consists of the following:

	As of December 31,
	2011	2010
	(In thousands)
Software related projects	$20,149	$3,469
Other	21,889	13,375
Construction in progress	$42,038	$16,844

Depreciation and amortization expense consists of the following:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Equipment leased to customers	$725,904	$822,442	$799,169
Satellites	128,352	110,510	86,430
Buildings, furniture, fixtures, equipment and other	50,699	50,408	54,115
Total depreciation and amortization	$904,955	$983,360	$939,714

Cost of sales and operating expense categories included in our accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) do not include depreciation expense related to satellites or equipment leased to customers.

We did not record any capitalized interest during the years ended December 31, 2011, 2010 or 2009.

Satellites

We currently utilize 13 satellites in geostationary orbit approximately 22,300 miles above the equator, six of which we own and depreciate over the useful life of each satellite.  We currently utilize capacity on five satellites from EchoStar, which are accounted for as operating leases.  We also lease two satellites from third parties, which are accounted for as capital leases and are depreciated over the shorter of the economic life or the term of the satellite agreement.

			Original
		Degree	Useful
	Launch	Orbital	Life	Lease Term
Satellites	Date	Location	(Years)	(Years)
Owned:
EchoStar I (1)	December 1995	77	12
EchoStar VII	February 2002	119	12
EchoStar X	February 2006	110	12
EchoStar XI	July 2008	110	12
EchoStar XIV	March 2010	119	15
EchoStar XV	July 2010	61.5	15

Leased from EchoStar:
EchoStar VI (1)	July 2000	77	12
EchoStar VIII (1)(2)	August 2002	77	12
EchoStar IX (1)(2)(3)	August 2003	121	12
EchoStar XII (1)	July 2003	61.5	10
Nimiq 5 (1)(2)	September 2009	72.7	10	10

Leased from Other Third Party:
Anik F3	April 2007	118.7	15	15
Ciel II	December 2008	129	10	10

Under Construction:
Leased from EchoStar:
EchoStar XVI	2012	61.5	10	10

(1)          See Note 15 for further discussion of our Related Party Transactions with EchoStar.

(2)          We lease a portion of the capacity on these satellites.

(3)          Leased on a month to month basis.

Recent Developments

Recent developments with respect to certain of our satellites are discussed below.

QuetzSat-1.  During 2008, we entered into a transponder service agreement with EchoStar expiring in November 2021, which will be accounted for as an operating lease.  We will lease 24 DBS transponders on QuetzSat-1 when the satellite is placed into commercial operation at the 77 degree orbital location.  QuetzSat-1 was launched on September 29, 2011 and was placed into service during the fourth quarter 2011 at the 67.1 degree orbital location while we and EchoStar explore alternative uses for the QuetzSat-1 satellite.  In the interim, EchoStar is providing us with alternate capacity at the 77 degree orbital location.  See Note 15 for further discussion.

Satellite Anomalies

Operation of our pay-TV service requires that we have adequate satellite transmission capacity for the programming we offer.  Moreover, current competitive conditions require that we continue to expand our offering of new programming, particularly by expanding local high definition (“HD”) coverage and offering more HD national channels.  While we generally have had in-orbit satellite capacity sufficient to transmit our existing channels and some backup capacity to recover the transmission of certain critical programming, our backup capacity is limited.

In the event of a failure or loss of any of our satellites, we may need to acquire or lease additional satellite capacity or relocate one of our other satellites and use it as a replacement for the failed or lost satellite.  Such a failure could result in a prolonged loss of critical programming or a significant delay in our plans to expand programming as necessary to remain competitive and thus may have a material adverse effect on our business, financial condition and results of operations.

Prior to 2011, certain satellites in our fleet experienced anomalies, some of which have had a significant adverse impact on their remaining useful life and/or commercial operation.  There can be no assurance that future anomalies will not further impact the remaining useful life and/or commercial operation of any of these satellites.  See “Long-Lived Satellite Assets” below for further discussion of evaluation of impairment.  There can be no assurance that we can recover critical transmission capacity in the event one or more of our in-orbit satellites were to fail.  We do not anticipate carrying insurance for any of the in-orbit satellites that we use, and we will bear the risk associated with any in-orbit satellite failures.  Recent developments with respect to certain of our satellites are discussed below.

Owned Satellites

EchoStar XIV.  EchoStar XIV was designed to meet a minimum 15-year useful life.  During September 2011, we determined that EchoStar XIV experienced a solar array anomaly that reduced the total power available for use by the spacecraft.  While this anomaly did not reduce the estimated useful life of the satellite to less than 15 years or impact commercial operation of the satellite, there can be no assurance that future anomalies will not reduce its useful life or impact its commercial operation.

Leased Satellites

EchoStar VIII.  EchoStar VIII was designed to operate 32 DBS transponders in the continental United States at approximately 120 watts per channel, switchable to 16 DBS transponders operating at approximately 240 watts per channel.  EchoStar VIII was also designed with spot-beam technology.  This satellite has experienced several anomalies prior to 2011, and during January 2011 the satellite experienced an anomaly, that temporarily disrupted electrical power to some components causing an interruption of broadcast service.  In addition, it has now been determined one of the two on-board computers used to control the satellite failed in connection with the January 2011 anomaly.  None of these anomalies has impacted the commercial operation or estimated useful life of the satellite.  However, if the remaining on-board computer fails, the commercial operation of the satellite would likely be substantially impacted and may result in an impairment of the satellite.  There can also be no assurance that this anomaly or any future anomalies will not reduce its useful life or impact its commercial operation.

Long-Lived Satellite Assets.  We evaluate our satellite fleet for impairment as one asset group and test for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  While certain of the anomalies discussed above, and previously disclosed, may be considered to represent a significant adverse change in the physical condition of an individual satellite, based on the redundancy designed within each satellite and considering the asset grouping, these anomalies are not considered to be significant events that would require evaluation for impairment recognition.

Unless and until a specific satellite is abandoned or otherwise determined to have no service potential, the net carrying amount related to the satellite would not be written off.

FCC Authorizations.  We currently do not have any satellites positioned at the 148 degree orbital location as a result of the retirement of EchoStar V.  While we have requested the necessary approval from the FCC for the continued use of this orbital location, there can be no assurance that the FCC will determine that our proposed future use of this orbital location complies fully with all licensing requirements.  If the FCC decides to revoke this license, we may be required to write-off its $68 million carrying value.

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt
Long-Term Debt

6.     Long-Term Debt

4 5/8% Senior Notes due 2017

On May 16, 2012, we issued $900 million aggregate principal amount of our five-year, 4 5/8% Senior Notes due July 15, 2017 at an issue price of 100.0%.  Interest accrues at an annual rate of 4 5/8% and is payable semi-annually in cash, in arrears on January 15 and July 15 of each year, commencing on January 15, 2013.

The 4 5/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100.0% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to July 15, 2015, we may also redeem up to 35.0% of each of the 4 5/8% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 4 5/8% Senior Notes are:

·                  general unsecured senior obligations of DISH DBS;

·                  ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 4 5/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 4 5/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

5 7/8% Senior Notes due 2022

On May 16, 2012, we issued $1.0 billion aggregate principal amount of our ten-year, 5 7/8% Senior Notes due July 15, 2022 at an issue price of 100.0%.  Interest accrues at an annual rate of 5 7/8% and is payable semi-annually in cash, in arrears on January 15 and July 15 of each year, commencing on January 15, 2013.

On July 26, 2012, we issued an additional $1.0 billion aggregate principal amount of our ten-year, 5 7/8% Senior Notes due July 15, 2022 at an issue price of 100.75% plus accrued interest from May 16, 2012.  These notes were issued as additional notes under the related indenture, pursuant to which we issued on May 16, 2012 $1.0 billion in aggregate principal amount of our 5 7/8% Senior Notes due 2022 discussed above.  These notes and the notes previously issued under the related indenture will be treated as a single class of debt securities under the related indenture.

The 5 7/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100.0% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to July 15, 2015, we may also redeem up to 35.0% of each of the 5 7/8% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 5 7/8% Senior Notes are:

·                  general unsecured senior obligations of DISH DBS;

·                  ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 5 7/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 5 7/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

Fair Value of our Long-Term Debt

The following table summarizes the carrying and fair values of our debt facilities:

	As of
	June 30, 2012		December 31, 2011
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013	$500,000	$527,500	$500,000	$535,000
6 5/8% Senior Notes due 2014	1,000,000	1,075,330	1,000,000	1,060,000
7 3/4% Senior Notes due 2015	750,000	834,375	750,000	817,500
7 1/8% Senior Notes due 2016	1,500,000	1,653,750	1,500,000	1,593,750
4 5/8% Senior Notes due 2017	900,000	884,250	—	—
7 7/8% Senior Notes due 2019	1,400,000	1,606,500	1,400,000	1,589,000
6 3/4% Senior Notes due 2021	2,000,000	2,151,800	2,000,000	2,140,000
5 7/8% Senior Notes due 2022 (1)	1,000,000	1,005,000	—	—
Mortgages and other notes payable	68,800	68,800	71,871	71,871
Subtotal	9,118,800	$9,807,305	7,221,871	$7,807,121
Capital lease obligations (2)	256,010	NA	270,893	NA
Total long-term debt and capital lease obligations (including current portion)	$9,374,810		$7,492,764

(1)          Excludes $1.0 billion in additional 5 7/8% Senior Notes due 2022 issued on July 26, 2012.

(2)          Disclosure regarding fair value of capital leases is not required.

We estimated the fair value of our publicly traded long-term debt using market prices in less active markets (Level 2).

7.     Long-Term Debt

6 3/8% Senior Notes due 2011

During September 2011, we repurchased $85 million of our 6 3/8% Senior Notes due 2011 in open market transactions at amounts close to par plus accrued interest.  On October 3, 2011, we redeemed the remaining $915 million principal balance of our 6 3/8% Senior Notes due 2011.

7% Senior Notes due 2013

The 7% Senior Notes mature October 1, 2013. Interest accrues at an annual rate of 7% and is payable semi-annually in cash, in arrears on April 1 and October 1 of each year.

The 7% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 7% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 7% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

6 5/8% Senior Notes due 2014

The 6 5/8% Senior Notes mature October 1, 2014. Interest accrues at an annual rate of 6 5/8% and is payable semi-annually in cash, in arrears on April 1 and October 1 of each year.

The 6 5/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of their principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 6 5/8% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 6 5/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional indebtedness or enter into sale and leaseback transactions;

·                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 6 5/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 3/4% Senior Notes due 2015

The 7 3/4% Senior Notes mature May 31, 2015. Interest accrues at an annual rate of 7 3/4% and is payable semi-annually in cash, in arrears on May 31 and November 30 of each year.

The 7 3/4% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 7 3/4% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 7 3/4% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 3/4% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 1/8% Senior Notes due 2016

The 7 1/8% Senior Notes mature February 1, 2016. Interest accrues at an annual rate of 7 1/8% and is payable semi-annually in cash, in arrears on February 1 and August 1 of each year.

The 7 1/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 7 1/8% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 7 1/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 1/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 7/8% Senior Notes due 2019

On August 17, 2009, we issued $1.0 billion aggregate principal amount of our ten-year, 7 7/8% Senior Notes due September 1, 2019 at an issue price of 97.467%. Interest accrues at an annual rate of 7 7/8% and is payable semi-annually in cash, in arrears on March 1 and September 1 of each year.

On October 5, 2009, we issued $400 million aggregate principal amount of additional 7 7/8% Senior Notes due 2019 at an issue price of 101.750% plus accrued interest from August 17, 2009. These notes were issued as additional notes under the indenture, dated as of August 17, 2009, pursuant to which we issued the $1.0 billion discussed above. These notes and the notes previously issued under the related indenture will be treated as a single class of debt securities.

The 7 7/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest. Prior to September 1, 2012, we may also redeem up to 35% of each of the 7 7/8% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 7 7/8% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The Indenture related to the 7 7/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distributions on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 7/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

6 3/4% Senior Notes due 2021

On May 5, 2011, we issued $2.0 billion aggregate principal amount of our ten-year, 6 3/4% Senior Notes due June 1, 2021 at an issue price of 99.093%.  Interest accrues at an annual rate of 6 3/4% and is payable semi-annually in cash, in arrears on June 1 and December 1 of each year.

The 6 3/4% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to June 1, 2014, we may also redeem up to 35% of each of the 6 3/4% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 6 3/4% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 6 3/4% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distributions on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 6 3/4% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

Interest on Long-Term Debt

		Annual
	Semi-Annual	Debt Service
	Payment Dates	Requirements
		(In thousands)
7% Senior Notes due 2013	April 1 and October 1	$35,000
6 5/8% Senior Notes due 2014	April 1 and October 1	$66,250
7 3/4% Senior Notes due 2015	May 31 and November 30	$58,125
7 1/8% Senior Notes due 2016	February 1 and August 1	$106,875
7 7/8% Senior Notes due 2019	March 1 and September 1	$110,250
6 3/4% Senior Notes due 2021	June 1 and December 1	$135,000

Our ability to meet our debt service requirements will depend on, among other factors, the successful execution of our business strategy, which is subject to uncertainties and contingencies beyond our control.

Fair Value of our Long-Term Debt

The following table summarizes the carrying and fair values of our debt facilities as of December 31, 2011 and 2010:

	As of December 31,
	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
6 3/8% Senior Notes due 2011 (1)	$—	$—	$1,000,000	$1,032,500
7 % Senior Notes due 2013	500,000	535,000	500,000	532,815
6 5/8% Senior Notes due 2014	1,000,000	1,060,000	1,000,000	1,032,500
7 3/4% Senior Notes due 2015	750,000	817,500	750,000	798,750
7 1/8% Senior Notes due 2016	1,500,000	1,593,750	1,500,000	1,548,600
7 7/8% Senior Notes due 2019	1,400,000	1,589,000	1,400,000	1,463,000
6 3/4% Senior Notes due 2021	2,000,000	2,140,000	—	—
Mortgages and other notes payable	71,871	71,871	77,965	77,965
Subtotal	7,221,871	$7,807,121	6,227,965	$6,486,130
Capital lease obligations (2)	270,893	NA	286,971	NA
Total long-term debt and capital lease obligations (including current portion)	$7,492,764		$6,514,936

(1)          During September 2011, we repurchased $85 million of our 6 3/8% Senior Notes due 2011 in open market transactions at amounts close to par plus accrued interest.  On October 3, 2011, we redeemed the remaining $915 million principal balance of our 6 3/8% Senior Notes due 2011.

(2)          Disclosure regarding fair value of capital leases is not required.

Other Long-Term Debt and Capital Lease Obligations

Other long-term debt and capital lease obligations consist of the following:

	As of December 31,
	2011	2010
	(In thousands)
Satellites and other capital lease obligations	$270,893	$286,971
8% note payable for EchoStar VII satellite vendor financing, payable over 13 years from launch	6,286	7,577
6% note payable for EchoStar X satellite vendor financing, payable over 15 years from launch	9,968	10,862
6% note payable for EchoStar XI satellite vendor financing, payable over 15 years from launch	15,106	15,951
6% note payable for EchoStar XIV satellite vendor financing, payable over 15 years from launch	21,055	22,000
6% note payable for EchoStar XV satellite vendor financing, payable over 15 years from launch	17,227	18,000
Mortgages and other unsecured notes payable due in installments through 2017 with interest rates ranging from approximately 2% to 13%	2,229	3,575
Total	342,764	364,936
Less current portion	(34,630)	(30,895)
Other long-term debt and capital lease obligations, net of current portion	$308,134	$334,041

Capital Lease Obligations

Anik F3. Anik F3, an FSS satellite, was launched and commenced commercial operation during April 2007. This satellite is accounted for as a capital lease and depreciated over the term of the satellite service agreement. We have leased 100% of the Ku-band capacity on Anik F3 for a period of 15 years.

Ciel II. Ciel II, a Canadian DBS satellite, was launched in December 2008 and commenced commercial operation during February 2009. This satellite is accounted for as a capital lease and depreciated over the term of the satellite service agreement. We have leased 100% of the capacity on Ciel II for an initial ten-year term.

As of December 31, 2011 and 2010, we had $500 million capitalized for the estimated fair value of satellites acquired under capital leases included in “Property and equipment, net,” with related accumulated depreciation of $151 million and $109 million, respectively.  In our Consolidated Statements of Operations and Comprehensive Income (Loss), we recognized $43 million, $43 million and $40 million in depreciation expense on satellites acquired under capital lease agreements during the years ended December 31, 2011, 2010 and 2009, respectively.

Future minimum lease payments under the capital lease obligation, together with the present value of the net minimum lease payments as of December 31, 2011 are as follows (in thousands):

For the Years Ending December 31,
2012	$83,700
2013	77,893
2014	76,296
2015	75,970
2016	75,970
Thereafter	314,269
Total minimum lease payments	704,098
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(323,382)
Net minimum lease payments	380,716
Less: Amount representing interest	(109,823)
Present value of net minimum lease payments	270,893
Less: Current portion	(28,187)
Long-term portion of capital lease obligations	$242,706

The summary of future maturities of our outstanding long-term debt as of December 31, 2011 is included in the commitments table in Note 11.

Income Taxes and Accounting for Uncertainty in Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes and Accounting for Uncertainty in Income Taxes
Income Taxes and Accounting for Uncertainty in Income Taxes

8.     Income Taxes and Accounting for Uncertainty in Income Taxes

Income Taxes

Our income tax policy is to record the estimated future tax effects of temporary differences between the tax bases of assets and liabilities and amounts reported on our Consolidated Balance Sheets, as well as probable operating loss, tax credit and other carryforwards.  Deferred tax assets are offset by valuation allowances when we believe it is more likely than not that net deferred tax assets will not be realized.  We periodically evaluate our need for a valuation allowance.  Determining necessary valuation allowances requires us to make assessments about historical financial information as well as the timing of future events, including the probability of expected future taxable income and available tax planning opportunities.

As of December 31, 2011, we had no net operating loss carryforwards (“NOLs”) for federal income tax purposes and less than $1 million of NOL benefit for state income tax purposes.  The state NOLs begin to expire in the year 2020.  In addition, there are $3 million of tax benefits related to credit carryforwards which are offset by a valuation allowance.  The credit carryforwards begin to expire in the year 2022.

DDBS and its domestic subsidiaries join with DISH Network in filing U.S. consolidated federal income tax returns and, in some states, combined or consolidated returns.  The federal and state income tax provisions or benefits recorded by DDBS are generally those that would have been recorded if DDBS and its domestic subsidiaries had filed returns as a consolidated group independent of DISH Network.  Cash is due and paid to DISH Network based on amounts that would be payable based on DDBS consolidated or combined group filings.  Amounts are receivable from DISH Network on a basis similar to when they would be receivable from the IRS or other state taxing authorities.  The amounts paid to DISH Network during the years ended December 31, 2011, 2010 and 2009 were $384 million, $429 million and $400 million, respectively.

The components of the (provision for) benefit from income taxes are as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Current (provision) benefit:
Federal	$(277,920)	$(286,491)	$(360,974)
State	(36,408)	(68,962)	(44,399)
Foreign	—	—	(78)
	(314,328)	(355,453)	(405,451)
Deferred (provision) benefit:
Federal	(553,393)	(195,869)	38,828
State	(35,887)	18,711	789
Decrease (increase) in valuation allowance	6,761	(5,701)	(7,104)
	(582,519)	(182,859)	32,513
Total benefit (provision)	$(896,847)	$(538,312)	$(372,938)

The actual tax provisions for 2011, 2010 and 2009 reconcile to the amounts computed by applying the statutory Federal tax rate to income before taxes as follows:

	For the Years Ended December 31,
	2011	2010	2009
	% of pre-tax (income)/loss
Statutory rate	(35.0)	(35.0)	(35.0)
State income taxes, net of Federal benefit	(2.0)	(2.5)	(3.4)
Stock option compensation	—	0.3	(0.2)
Other	(0.3)	1.0	1.1
Decrease (increase) in valuation allowance	0.3	—	(0.7)
Total benefit (provision) for income taxes	(37.0)	(36.2)	(38.2)

The temporary differences, which give rise to deferred tax assets and liabilities as of December 31, 2011 and 2010, are as follows:

	As of December 31,
	2011	2010
	(In thousands)
Deferred tax assets:
NOL, credit and other carryforwards	$3,500	$—
Unrealized losses on investments	4,442	9,595
Accrued expenses	63,188	255,273
Stock-based compensation	23,000	17,683
Deferred revenue	45,556	56,324
State taxes net of federal effect	—	17,941
Total deferred tax assets	139,686	356,816
Valuation allowance	(11,114)	(15,784)
Deferred tax asset after valuation allowance	128,572	341,032

Deferred tax liabilities:
Depreciation and amortization	(1,020,045)	(681,018)
State taxes net of federal effect	(6,070)	—
Other long-term liabilities	(26,944)	—
Total deferred tax liabilities	(1,053,059)	(681,018)
Net deferred tax asset (liability)	$(924,487)	$(339,986)

Current portion of net deferred tax asset	$78,532	$281,957
Current portion of net deferred tax liability	(14,648)	—
Noncurrent portion of net deferred tax asset (liability)	(988,371)	(621,943)
Total net deferred tax asset (liability)	$(924,487)	$(339,986)

Accounting for Uncertainty in Income Taxes

In addition to filing federal income tax returns, we and one or more of our subsidiaries file income tax returns in all states that impose an income tax and a small number of foreign jurisdictions where we have immaterial operations.  We are subject to U.S. federal, state and local income tax examinations by tax authorities for the years beginning in 1996 due to the carryover of previously incurred net operating losses.  As of December 31, 2011, we are currently under a federal income tax examination for fiscal year 2008.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	For the Years Ended December 31,
Unrecognized tax benefit	2011	2010	2009
	(In thousands)
Balance as of beginning period	$170,226	$199,172	$201,271
Additions based on tax positions related to the current year	9,836	7,382	7,952
Reductions based on tax positions related to current years	(1,170)	—	—
Additions based on tax positions related to prior years	16,610	11,507	4,072
Reductions based on tax positions related to prior years	—	(43,141)	(6,042)
Reductions based on tax positions related to settlements with taxing authorities	(1,185)	(493)	(5,899)
Reductions based on tax positions related to the lapse of the statute of limitations	(3,382)	(4,201)	(2,182)
Balance as of end of period	$190,935	$170,226	$199,172

We have $180 million in unrecognized tax benefits that, if recognized, could favorably affect our effective tax rate.  We do not expect any portion of this amount to be paid or settled within the next twelve months.

Accrued interest and penalties on uncertain tax positions are recorded as a component of “Other, net” on our Consolidated Statements of Operations and Comprehensive Income (Loss).  During the year ended December 31, 2011 and 2010, we recorded $1 million and $4 million in interest and penalty benefit to earnings, respectively.  During the year ended December 31, 2009, we recorded $8 million in interest and penalty expense to earnings.  Accrued interest and penalties were $9 million and $11 million at December 31, 2011 and 2010, respectively.  The above table excludes these amounts.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Employee Benefit Plans

9.              Employee Benefit Plans

Employee Stock Purchase Plan

Our employees participate in the DISH Network employee stock purchase plan (the “ESPP”), in which DISH Network is authorized to issue 1.8 million shares of Class A common stock.  At December 31, 2011, DISH Network had 0.4 million shares of Class A common stock which remain available for issuance under this plan.  Substantially all full-time employees who have been employed by DISH Network for at least one calendar quarter are eligible to participate in the ESPP.  Employee stock purchases are made through payroll deductions.  Under the terms of the ESPP, employees may not deduct an amount which would permit such employee to purchase DISH Network’s capital stock under all of DISH Network’s stock purchase plans at a rate which would exceed $25,000 in fair value of capital stock in any one year.  The purchase price of the stock is 85% of the closing price of DISH Network’s Class A common stock on the last business day of each calendar quarter in which such shares of Class A common stock are deemed sold to an employee under the ESPP.  During the years ended December 31, 2011, 2010 and 2009, employee purchases of Class A common stock through the ESPP totaled approximately 0.1 million, 0.1 million and 0.2 million shares, respectively.

401(k) Employee Savings Plan

DISH Network sponsors a 401(k) Employee Savings Plan (the “401(k) Plan”) for eligible employees.  Voluntary employee contributions to the 401(k) Plan may be matched 50% by DISH Network, subject to a maximum annual contribution of $1,500 per employee.  Forfeitures of unvested participant balances which are retained by the 401(k) Plan may be used to fund matching and discretionary contributions.  DISH Network’s board of directors also may authorize an annual discretionary contribution to the plan with authorization by our Board of Directors, subject to the maximum deductible limit provided by the Internal Revenue Code of 1986, as amended.  These contributions may be made in cash or in DISH Network’s stock.

The following table summarizes the expense associated with our matching contributions and discretionary contributions:

	For the Years Ended December 31,
Expense Recognized Related to the 401(k) Plan	2011	2010	2009
	(In thousands)
Matching contributions, net of forfeitures	$1,521	$1,598	$6,116
Discretionary stock contributions, net of forfeitures	$22,331	$24,954	$29,004

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

7.     Stock-Based Compensation

Stock Incentive Plans

DISH Network maintains stock incentive plans to attract and retain officers, directors and key employees.  Our employees participate in the DISH Network stock incentive plans.  Stock awards under these plans include both performance and non-performance-based stock incentives.  As of June 30, 2012, there were outstanding under these plans stock options to acquire 15.3 million shares of DISH Network’s Class A common stock and 1.1 million restricted stock units associated with our employees.  Stock options granted prior to and on June 30, 2012 were granted with exercise prices equal to or greater than the market value of DISH Network Class A common stock at the date of grant and with a maximum term of approximately ten years.  While historically DISH Network has issued stock awards subject to vesting, typically at the rate of 20% per year, some stock awards have been granted with immediate vesting and other stock awards vest only upon the achievement of certain DISH Network-specific objectives.  As of June 30, 2012, DISH Network had 72.7 million shares of its Class A common stock available for future grant under its stock incentive plans.

During December 2011, DISH Network paid a dividend in cash of $2.00 per share on its outstanding Class A and Class B common stock to shareholders of record on November 17, 2011.  In light of such dividend, during January 2012, the exercise price of 17.3 million stock options, affecting approximately 400 of our employees, was reduced by $2.00 per share (the “2012 Stock Option Adjustment”).  Except as noted below, all information discussed below reflects the 2012 Stock Option Adjustment.

On January 1, 2008, DISH Network completed the distribution of its technology and set-top box business and certain infrastructure assets (the “Spin-off”) into a separate publicly-traded company, EchoStar.  DISH Network and EchoStar operate as separate publicly-traded companies, and neither entity has any ownership interest in the other.  However, a substantial majority of the voting power of the shares of both companies is owned beneficially by Charles W. Ergen, our Chairman, or by certain trusts established by Mr. Ergen for the benefit of his family.

In connection with the Spin-off, as permitted by existing stock incentive plans and consistent with the Spin-off exchange ratio, each DISH Network stock option was converted into two stock options as follows:

·                  an adjusted DISH Network stock option for the same number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.831219.

·                  a new EchoStar stock option for one-fifth of the number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.843907.

Similarly, each holder of DISH Network restricted stock units retained his or her DISH Network restricted stock units and received one EchoStar restricted stock unit for every five DISH Network restricted stock units that they held.

Consequently, the fair value of the DISH Network stock award and the new EchoStar stock award immediately following the Spin-off was equivalent to the fair value of such stock award immediately prior to the Spin-off.

The following stock awards were outstanding:

	As of June 30, 2012
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DISH DBS employees	15,312,107	1,092,581	700,430	44,020

DISH Network is responsible for fulfilling all stock awards related to DISH Network common stock and EchoStar is responsible for fulfilling all stock awards related to EchoStar common stock, regardless of whether such stock awards are held by our or EchoStar’s employees.  Notwithstanding the foregoing, our stock-based compensation expense, resulting from stock awards outstanding at the Spin-off date, is based on the stock awards held by our employees regardless of whether such stock awards were issued by DISH Network or EchoStar.  Accordingly, stock-based compensation that we expense with respect to EchoStar stock awards is included in “Additional paid-in capital” on our Condensed Consolidated Balance Sheets.

Stock Award Activity

DISH Network stock option activity associated with our employees was as follows:

	For the Six Months
	Ended June 30, 2012
	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	17,640,074	$20.38
Granted	499,500	$32.14
Exercised	(2,440,967)	$18.44
Forfeited and cancelled	(386,500)	$20.32
Total options outstanding, end of period	15,312,107	$18.91
Performance-based options outstanding, end of period (2)	6,531,800	$18.70
Exercisable at end of period	5,926,911	$17.97

(1)          The beginning of period weighted-average exercise price of $20.38 does not reflect the 2012 Stock Option Adjustment, which occurred subsequent to December 31, 2011.

(2)          These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

We realized tax benefits from stock awards exercised as follows:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Tax benefit from stock awards exercised	$9,787	$5,614	$11,530	$6,409

Based on the closing market price of DISH Network Class A common stock on June 30, 2012, the aggregate intrinsic value of stock options associated with our employees was as follows:

	As of June 30, 2012
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$151,123	$63,994

DISH Network restricted stock unit activity associated with our employees was as follows:

	For the Six Months
	Ended June 30, 2012
	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,179,709	$23.11
Granted	—	$—
Vested	(24,795)	$22.94
Forfeited and cancelled	(62,333)	$26.20
Total restricted stock units outstanding, end of period	1,092,581	$22.90
Restricted Performance Units outstanding, end of period (1)	1,092,581	$22.90

(1)          These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Long-Term Performance-Based Plans

2005 LTIP.  During 2005, DISH Network adopted a long-term, performance-based stock incentive plan (the “2005 LTIP”).  The 2005 LTIP provides stock options and restricted stock units, either alone or in combination, which vest over seven years at the rate of 10% per year during the first four years, and at the rate of 20% per year thereafter. Exercise of the stock awards is subject to the foregoing vesting schedule and a performance condition that a DISH Network-specific subscriber goal is achieved by March 31, 2015.

Contingent compensation related to the 2005 LTIP will not be recorded in our financial statements unless and until management concludes achievement of the performance condition is probable.  Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of the goal was not probable as of June 30, 2012, that assessment could change in the future.

If all of the stock awards under the 2005 LTIP were vested and the goal had been met or if management had determined that achievement of the goal was probable during the six months ended June 30, 2012, we would have recorded total non-cash, stock-based compensation expense for our employees as indicated in the table below.  If the goal is met and there are unvested stock awards at that time, the vested amounts would be expensed immediately on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss), with the unvested portion recognized ratably over the remaining vesting period.

	2005 LTIP
		Vested
	Total	Portion (1)
	(In thousands)
DISH Network awards held by DISH DBS employees	$31,296	$25,107
EchoStar awards held by DISH DBS employees	5,644	4,627
Total	$36,940	$29,734

(1)          Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

2008 LTIP.  During 2008, DISH Network adopted a long-term, performance-based stock incentive plan (the “2008 LTIP”).  The 2008 LTIP provides stock options and restricted stock units, either alone or in combination, which vest based on DISH Network-specific subscriber and financial goals.  Exercise of the stock awards is contingent on achieving these goals by December 31, 2015.

Although no awards vest until DISH Network attains the performance goals, compensation related to the 2008 LTIP will be recorded based on management’s assessment of the probability of meeting the remaining goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

During the first quarter 2011, DISH Network determined that all of the 2008 LTIP performance goals are probable of achievement.  As of June 30, 2012, approximately 70% of the 2008 LTIP awards had vested.  We are recognizing the associated non-cash stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period for vesting of the approximately 30% of the awards remaining, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Other Employee Performance Awards.  In addition to the above long-term, performance stock incentive plans, DISH Network has other stock awards that vest based on certain other DISH Network-specific subscriber, operational and financial goals.  Exercise of these stock awards is contingent on achieving certain performance goals.

Additional compensation related to these awards will be recorded based on management’s assessment of the probability of meeting the remaining performance goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

Although no awards vest until the performance goals are attained, DISH Network determined that certain goals were probable of achievement and, as a result, recorded non-cash, stock-based compensation expense for the three and six months ended June 30, 2012 and 2011, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of certain DISH Network-specific subscriber and financial goals was not probable as of June 30, 2012, that assessment could change in the future.

The non-cash stock-based compensation expense associated with these awards is as follows:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Non-Cash, Stock-Based Compensation Expense Recognized	2012	2011	2012	2011
	(In thousands)
2008 LTIP	$2,179	$1,495	$7,457	$14,299
Other employee performance awards	1,433	(87)	4,572	(12)
Total non-cash, stock-based compensation expense recognized for performance-based awards	$3,612	$1,408	$12,029	$14,287

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Remaining expense estimated to be recognized during 2012	$1,823	$2,128
Estimated contingent expense subsequent to 2012	1,915	46,559
Total estimated remaining expense over the term of the plan	$3,738	$48,687

Of the 15.3 million stock options and 1.1 million restricted stock units outstanding under the DISH Network stock incentive plans associated with our employees as of June 30, 2012, the following awards were outstanding pursuant to the performance-based stock incentive plans:

	As of June 30, 2012
	Number of Awards	Weighted- Average Exercise Price
Performance-Based Stock Options
2005 LTIP	1,881,500	$21.61
2008 LTIP	1,650,300	$10.92
Other employee performance awards	3,000,000	$21.16
Total	6,531,800	$18.70

Restricted Performance Units
2005 LTIP	216,831
2008 LTIP	10,750
Other employee performance awards	865,000
Total	1,092,581

Stock-Based Compensation

During the six months ended June 30, 2012, we incurred $13 million of additional non-cash, stock-based compensation expense in connection with the 2012 Stock Option Adjustment discussed previously.  This amount is included in the table below.  Total non-cash, stock-based compensation expense for all of our employees is shown in the following table and was allocated to the same expense categories as the base compensation for such employees:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Subscriber-related	$357	$340	$1,194	$1,317
General and administrative	6,400	3,378	27,650	17,543
Total non-cash, stock-based compensation	$6,757	$3,718	$28,844	$18,860

As of June 30, 2012, our total unrecognized compensation cost related to the non-performance based unvested stock awards was $25 million and includes compensation expense that we will recognize for EchoStar stock awards held by our employees as a result of the Spin-off.  This cost is based on an estimated future forfeiture rate of approximately 3.8% per year and will be recognized over a weighted-average period of approximately two years. Share-based compensation expense is recognized based on stock awards ultimately expected to vest and is reduced for estimated forfeitures.  Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  Changes in the estimated forfeiture rate can have a significant effect on share-based compensation expense since the effect of adjusting the rate is recognized in the period the forfeiture estimate is changed.

Valuation

The fair value of each stock option for the three and six months ended June 30, 2012 and 2011 was originally estimated at the date of the grant using a Black-Scholes option valuation model with the following assumptions:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Stock Options	2012	2011	2012	2011
Risk-free interest rate	0.41% - 0.87%	1.76% - 3.18%	0.41% - 1.29%	1.76% - 3.18%
Volatility factor	33.15% - 38.87%	31.74% - 41.00%	33.15% - 39.34%	31.74% - 41.00%
Expected term of options in years	3.1 - 5.8	4.7 - 10.0	3.1 - 5.9	4.7 - 10.0
Weighted-average fair value of options granted	$6.72 - $10.72	$11.33 - $14.77	$6.72 - $12.69	$9.16 - $14.77

On December 1, 2011, DISH Network paid a $2.00 cash dividend per share on its outstanding Class A and Class B common stock.  While DISH Network currently does not intend to declare additional dividends on its common stock, it may elect to do so from time to time.  Accordingly, the dividend yield percentage used in the Black-Scholes option valuation model is set at zero for all periods.  The Black-Scholes option valuation model was developed for use in estimating the fair value of traded stock options which have no vesting restrictions and are fully transferable.  Consequently, our estimate of fair value may differ from other valuation models.  Further, the Black-Scholes option valuation model requires the input of highly subjective assumptions.  Changes in the subjective input assumptions can materially affect the fair value estimate.

We will continue to evaluate the assumptions used to derive the estimated fair value of DISH Network’s stock options as new events or changes in circumstances become known.

10.       Stock-Based Compensation

Stock Incentive Plans

DISH Network maintains stock incentive plans to attract and retain officers, directors and key employees.  Our employees participate in the DISH Network stock incentive plans.  Stock awards under these plans include both performance and non-performance based stock incentives.  As of December 31, 2011, there were outstanding under these plans stock options to acquire 17.6 million shares of DISH Network’s Class A common stock and 1.2 million restricted stock units associated with our employees.  Stock options granted prior to and on December 31, 2011 were granted with exercise prices equal to or greater than the market value of DISH Network Class A common stock at the date of grant and with a maximum term of approximately ten years.  While historically DISH Network has issued stock awards subject to vesting, typically at the rate of 20% per year, some stock awards have been granted with immediate vesting and other stock awards vest only upon the achievement of certain DISH Network-specific objectives.  As of December 31, 2011, DISH Network had 73.0 million shares of its Class A common stock available for future grant under its stock incentive plans.

During December 2009, DISH Network paid a dividend in cash of $2.00 per share on their outstanding Class A and Class B common stock to shareholders of record on November 20, 2009.  In light of such dividend, during February 2010, the exercise price of 16.9 million stock options, affecting approximately 400 of our employees, was reduced by $2.00 per share (the “2009 Stock Option Adjustment”).  Except as noted below, all information discussed below reflects the 2009 Stock Option Adjustment.

On January 1, 2008, DISH Network completed the distribution of its technology and set-top box business and certain infrastructure assets (the “Spin-off”) into a separate publicly-traded company, EchoStar Corporation (“EchoStar”).  DISH Network, including us, and EchoStar operate as separate publicly-traded companies, and neither entity has any ownership interest in the other.  However, a substantial majority of the voting power of the shares of both companies is owned beneficially by Charles W. Ergen, our Chairman, or by certain trusts established by Mr. Ergen for the benefit of his family.

In connection with the Spin-off, as permitted by existing stock incentive plans and consistent with the Spin-off exchange ratio, each DISH Network stock option was converted into two stock options as follows:

·                  an adjusted DISH Network stock option for the same number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.831219.

·                  a new EchoStar stock option for one-fifth of the number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.843907.

Similarly, each holder of DISH Network restricted stock units retained his or her DISH Network restricted stock units and received one EchoStar restricted stock unit for every five DISH Network restricted stock units that they held.

Consequently, the fair value of the DISH Network stock award and the new EchoStar stock award immediately following the Spin-off was equivalent to the fair value of such stock award immediately prior to the Spin-off.

As of December 31, 2011, the following stock awards were outstanding:

	As of December 31, 2011
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DDBS employees	17,640,074	1,179,709	700,521	52,286

DISH Network is responsible for fulfilling all stock awards related to DISH Network common stock and EchoStar is responsible for fulfilling all stock awards related to EchoStar common stock, regardless of whether such stock awards are held by our or EchoStar’s employees. Notwithstanding the foregoing, our stock-based compensation expense, resulting from stock awards outstanding at the Spin-off date, is based on the stock awards held by our employees regardless of whether such stock awards were issued by DISH Network or EchoStar. Accordingly, stock-based compensation that we expense with respect to EchoStar stock awards is included in “Additional paid-in capital” on our Consolidated Balance Sheets.

Exercise prices for DISH Network stock options outstanding and exercisable associated with our employees as of December 31, 2011 are as follows:

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable as of December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$ —	-	$ 10.00	3,978,408	5.67	$9.09	1,186,308	5.75	$9.09
$10.00	-	$ 15.00	829,288	6.51	$14.01	200,651	6.51	$13.96
$15.00	-	$ 20.00	2,365,215	8.17	$18.15	140,676	6.69	$18.19
$20.00	-	$ 25.00	5,467,263	4.48	$22.78	2,517,663	3.23	$22.73
$25.00	-	$ 30.00	2,507,345	5.15	$26.46	1,771,596	4.63	$26.46
$30.00	-	$ 35.00	2,454,055	8.83	$31.19	548,504	7.12	$32.29
$35.00	-	$ 40.00	38,500	5.65	$36.74	22,400	5.61	$36.68
$ —	-	$ 40.00	17,640,074	6.04	$20.38	6,387,798	4.61	$21.73

Stock Award Activity

DISH Network stock option activity associated with our employees was as follows:

	2011		2010		2009
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total stock options outstanding, beginning of period (1)	18,447,004	$17.76	18,094,235	$20.86	18,267,950	$21.86
Granted	3,198,500	$28.52	2,450,500	$18.34	3,077,000	$15.69
Exercised	(1,640,462)	$12.36	(408,231)	$9.99	(233,795)	$10.95
Forfeited and cancelled (2)	(2,364,968)	$12.11	(1,689,500)	$21.69	(3,016,920)	$22.44
Total stock options outstanding, end of period	17,640,074	$20.38	18,447,004	$17.76	18,094,235	$20.86
Performance based stock options outstanding, end of period (3)	8,022,975	$18.89	9,907,250	$15.29	8,253,500	$16.27
Exercisable at end of period	6,387,798	$21.73	5,325,753	$22.70	5,722,735	$28.36

(1)   The beginning of period weighted-average exercise price for the year ended December 31, 2010 of $20.86 does not reflect the 2009 Stock Option Adjustment, which occurred subsequent to December 31, 2009.

(2)   Certain of these stock options include options that were granted to individuals who transferred to another DISH Network subsidiary not a part of DDBS.

(3)   These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

We realized tax benefits from stock awards exercised during the years ended December 31, 2011, 2010 and 2009 as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Tax benefit from stock awards exercised	$9,786	$1,665	$1,116

Based on the closing market price of DISH Network Class A common stock on December 31, 2011, the aggregate intrinsic value of stock options associated with our employees was as follows:

	As of December 31, 2011
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$150,165	$45,708

DISH Network restricted stock unit activity associated with our employees was as follows:

	2011		2010		2009
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,271,984	$22.06	857,719	$25.04	987,625	$24.88
Granted	300,000	$30.67	600,000	$18.15	6,666	$11.11
Vested	(14,705)	$11.09	—	$—	(38,072)	$22.76
Forfeited and cancelled	(377,570)	$26.23	(185,735)	$23.07	(98,500)	$23.33
Total restricted stock units outstanding, end of period	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04
Restricted Performance Units outstanding, end of period (1)	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04

(1)          These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Long-Term Performance Based Plans

2005 LTIP. During 2005, DISH Network adopted a long-term, performance based stock incentive plan (the “2005 LTIP”). The 2005 LTIP provides stock options and restricted stock units, either alone or in combination, which vest over seven years at the rate of 10% per year during the first four years, and at the rate of 20% per year thereafter. Exercise of the stock awards is subject to the foregoing vesting schedule and a performance condition that a DISH Network-specific subscriber goal is achieved by March 31, 2015.

Contingent compensation related to the 2005 LTIP will not be recorded in our financial statements unless and until management concludes achievement of the performance condition is probable. Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth. Consequently, while it was determined that achievement of the goal was not probable as of December 31, 2011, that assessment could change in the future.

If all of the stock awards under the 2005 LTIP were vested and the goal had been met or if management had determined that achievement of the goal was probable during the year ended December 31, 2011, we would have recorded total non-cash, stock-based compensation expense for our employees as indicated in the table below. If the goal is met and there are unvested stock awards at that time, the vested amounts would be expensed immediately on our Consolidated Statements of Operations and Comprehensive Income (Loss), with the unvested portion recognized ratably over the remaining vesting period.

	2005 LTIP
	Total	Vested Portion (1)
	(In thousands)
DISH Network awards held by DDBS employees	$31,300	$22,768
EchoStar awards held by DDBS employees	6,913	5,078
Total	$38,213	$27,846

(1)          Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

2008 LTIP. During 2008, DISH Network adopted a long-term, performance based stock incentive plan (the “2008 LTIP”). The 2008 LTIP provides stock options and restricted stock units, either alone or in combination, which vest based on DISH Network-specific subscriber and financial goals. Exercise of the stock awards is contingent on achieving these goals by December 31, 2015.

Although no awards vest until DISH Network attains the performance goals, compensation related to the 2008 LTIP will be recorded based on management’s assessment of the probability of meeting the remaining goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

During the first quarter 2011, DISH Network determined that all of the 2008 LTIP performance goals are probable of achievement.  As of December 31, 2011, approximately 45% of the 2008 LTIP awards had vested.  We are recognizing the associated non-cash stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period for vesting of the approximately 55% of the awards remaining, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Other Employee Performance Awards.  In addition to the above long-term, performance stock incentive plans, DISH Network has other stock awards that vest based on certain other DISH Network-specific subscriber and financial goals.  Exercise of these stock awards is contingent on achieving certain performance goals.

Additional compensation related to these awards will be recorded based on management’s assessment of the probability of meeting the remaining performance goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive

Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

Although no awards vest until the performance goals are attained, DISH Network determined that certain goals were probable of achievement and, as a result, recorded non-cash, stock-based compensation expense for the years ended December 31, 2011 and 2010, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of certain DISH Network-specific subscriber and financial goals was not probable as of December 31, 2011, that assessment could change in the future.

The non-cash stock-based compensation expense associated with these awards is as follows:

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Expense estimated to be recognized during 2012	$4,412	$162
Estimated contingent expense subsequent to 2012	3,290	51,258
Total estimated remaining expense over the term of the plan	$7,702	$51,420

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2011	2010	2009
	(In thousands)
2008 LTIP	$18,944	$2,984	$3,560
Other employee performance awards	144	271	234
Total non-cash, stock-based compensation expense recognized for performance based awards	$19,088	$3,255	$3,794

Of the 17.6 million stock options and 1.2 million restricted stock units outstanding under the DISH Network stock incentive plans associated with our employees as of December 31, 2011, the following awards were outstanding pursuant to the performance based stock incentive plans:

	As of December 31, 2011
	Number of Awards	Weighted- Average Exercise Price
Performance Based Stock Options
2005 LTIP	1,944,500	$23.30
2008 LTIP	3,078,475	$11.95
Other employee performance awards	3,000,000	$23.16
Total	8,022,975	$18.89

Restricted Performance Units and Other
2005 LTIP	258,164
2008 LTIP	21,545
Other employee performance awards	900,000
Total	1,179,709

Stock-Based Compensation

During the year ended December 31, 2010, we incurred $3 million of additional non-cash, stock-based compensation cost in connection with the 2009 Stock Option Adjustment discussed previously. This amount is included in the table below. Total non-cash, stock-based compensation expense for all of our employees is shown in the following table for the years ended December 31, 2011, 2010 and 2009 and was allocated to the same expense categories as the base compensation for such employees:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Subscriber-related	$1,914	$1,160	$1,069
General and administrative	29,249	14,227	11,158
Total non-cash, stock based compensation	$31,163	$15,387	$12,227

As of December 31, 2011, our total unrecognized compensation cost related to the non-performance based unvested stock awards was $24 million and includes compensation expense that we will recognize for EchoStar stock awards held by our employees as a result of the Spin-off. This cost is based on an estimated future forfeiture rate of approximately 3.7% per year and will be recognized over a weighted-average period of approximately two years. Share-based compensation expense is recognized based on stock awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Changes in the estimated forfeiture rate can have a significant effect on share-based compensation expense since the effect of adjusting the rate is recognized in the period the forfeiture estimate is changed.

Valuation

The fair value of each stock option for the years ended December 31, 2011, 2010 and 2009 was estimated at the date of the grant using a Black-Scholes option valuation model with the following assumptions:

For the Years Ended December 31,
Stock Options	2011	2010	2009
Risk-free interest rate	0.36% - 3.18%	1.50% - 2.89%	1.70% - 3.19%
Volatility factor	31.74% - 45.56%	33.33% - 38.63%	29.72% - 45.97%
Expected term of options in years	3.6 - 10.0	5.2 - 7.5	3.0 - 7.3
Weighted-average fair value of options granted	$8.73 - $14.77	$6.83 - $8.14	$3.86 - $8.29

On December 2, 2009 and December 1, 2011, DISH Network paid a $2.00 cash dividend per share on its outstanding Class A and Class B common stock.  While DISH Network currently does not intend to declare additional dividends on its common stock, it may elect to do so from time to time.  Accordingly, the dividend yield percentage used in the Black-Scholes option valuation model is set at zero for all periods.  The Black-Scholes option valuation model was developed for use in estimating the fair value of traded stock options which have no vesting restrictions and are fully transferable.  Consequently, our estimate of fair value may differ from other valuation models.  Further, the Black-Scholes option valuation model requires the input of highly subjective assumptions.  Changes in the subjective input assumptions can materially affect the fair value estimate.

On November 1, 2011, DISH Network declared a dividend of $2.00 per share on its outstanding Class A and Class B common stock.  The dividend was paid in cash on December 1, 2011 to shareholders of record on November 17, 2011.  In light of-such dividend, DISH Network’s Executive Compensation Committee, which administers its stock incentive plans, determined to adjust the exercise price of certain stock options issued under the plans by decreasing the exercise price by $2.00 per share; provided, that the exercise price of eligible stock options will not be reduced below $1.00.  As a result of this adjustment, a majority of the stock options outstanding as of December 31, 2011 were adjusted subsequent to the year ended December 31, 2011.  This adjustment will result in additional incremental non-cash, stock-based compensation expense of $22 million, of which $13 million will be expensed during first quarter 2012 and $9 million will be expensed over the remaining vesting period.

We will continue to evaluate the assumptions used to derive the estimated fair value of DISH Network’s stock options as new events or changes in circumstances become known.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

8.              Commitments and Contingencies

Commitments

Wireless Spectrum

In 2008, DISH Network paid $712 million to acquire certain 700 MHz wireless spectrum licenses, which were granted to DISH Network by the FCC in February 2009 subject to certain build-out requirements.  To commercialize these licenses and satisfy the associated FCC build-out requirements, DISH Network will be required to make significant additional investments or partner with others.  We may make cash distributions to DISH Network to, among other things, finance the commercialization and build-out requirements of these licenses and DISH Network’s integration efforts including compliance with regulations applicable to these licenses.  Depending on the nature and scope of such commercialization and build-out, any such investment or partnership could vary significantly, which may affect our future financial condition or results of operations.  Part or all of these licenses may be terminated if the associated FCC build-out requirements are not satisfied.  There can be no assurance that DISH Network will be able to develop and implement a business model that will realize a return on these investments and profitably deploy the spectrum represented by the 700 MHz licenses.

On March 2, 2012, the FCC approved the transfer of 40 MHz of 2 GHz wireless spectrum licenses held by DBSD North America, Inc. (“DBSD North America”) and TerreStar Networks, Inc. (“TerreStar”) to DISH Network.  On March 9, 2012, DISH Network completed the acquisitions of 100% of the equity of reorganized DBSD North America (the “DBSD Transaction”) and substantially all of the assets of TerreStar (the “TerreStar Transaction”), pursuant to which DISH Network acquired, among other things, certain satellite assets and wireless spectrum licenses held by DBSD North America and TerreStar.  In addition, during the fourth quarter 2011, DISH Network and Sprint Nextel Corporation (“Sprint”) entered into a mutual release and settlement agreement (the “Sprint Settlement Agreement”) pursuant to which all disputed issues relating to the DBSD Transaction and the TerreStar Transaction were resolved between DISH Network and Sprint, including, but not limited to, issues relating to costs allegedly incurred by Sprint to relocate users from the spectrum then licensed to DBSD North America and TerreStar.  Pursuant to the Sprint Settlement Agreement, DISH Network made a net payment of approximately $114 million to Sprint.  The total consideration to acquire these assets was approximately $2.860 billion.  This amount includes $1.364 billion for the DBSD Transaction, $1.382 billion for the TerreStar Transaction, and the net payment of $114 million to Sprint pursuant to the Sprint Settlement Agreement.

DISH Network’s consolidated FCC applications for approval of the license transfers from DBSD North America and TerreStar were accompanied by requests for waiver of the FCC’s Mobile-Satellite Service (“MSS”) “integrated service” and spare satellite requirements and various technical provisions.  The FCC denied DISH Network’s requests for waiver of the integrated service and spare satellite requirements.  The FCC has not yet acted on the request for waiver of various technical provisions, and DISH Network cannot predict the outcome or timing of any action by the FCC with respect to that waiver request.  Waiver of the integrated service requirement would have allowed DISH Network to offer single-mode terrestrial terminals to customers who do not desire satellite functionality.  On March 21, 2012, the FCC released a notice of proposed rule making (“NPRM”) that could result in the elimination of the integrated service and other requirements that attach to the 2 GHz licenses.  Among other things, the FCC has proposed to modify DISH Network’s licenses to allow DISH Network to offer single-mode terrestrial terminals to customers who do not desire satellite functionality.  The NPRM was published in the Federal Register on April 17, 2012.  Initial comments on the NPRM were due on or before May 17, 2012, and reply comments were due on or before June 1, 2012. DISH Network submitted filings in the initial comment round and in the reply comment round.  While the FCC has indicated its intent to complete the NPRM during 2012, DISH Network cannot predict the outcome or timing of the NPRM, including, without limitation, any associated build-out requirements with which DISH Network may need to comply to avail itself of any changes to the rules.

As a result of the completion of the DBSD Transaction and the TerreStar Transaction, DISH Network will likely be required to make significant additional investments or partner with others to, among other things, finance the commercialization and build-out requirements of these licenses.  We have made cash distributions to DISH Network to finance these acquisitions and may make additional cash distributions to, among other things, finance the commercialization of these licenses and DISH Network’s integration efforts including compliance with regulations applicable to the acquired licenses.  Depending on the nature and scope of such commercialization and build-out, any such investment or partnership could vary significantly, which may affect our future financial condition or results of operations.  There can be no assurance that DISH Network will be able to develop and implement a business model that will realize a return on these spectrum investments or that DISH Network will be able to profitably deploy the assets represented by these spectrum investments.

Guarantees

In connection with the Spin-off, we distributed certain satellite lease agreements to EchoStar and remained the guarantor under those capital leases for payments totaling approximately $148 million over approximately the next three years.

In addition, during the third quarter 2009, EchoStar entered into a new satellite transponder service agreement for the Nimiq 5 satellite through 2024.  We sublease this capacity from EchoStar and DISH Network guarantees a certain portion of EchoStar’s payment obligations under this agreement through 2019.  As of June 30, 2012, the remaining payment obligations under this agreement are the guarantee of $470 million.

As of June 30, 2012, we have not recorded a liability on the balance sheet for any of these guarantees.

Contingencies

Separation Agreement

In connection with the Spin-off, DISH Network entered into a separation agreement with EchoStar that provides, among other things, for the division of certain liabilities, including liabilities resulting from litigation.  Under the terms of the separation agreement, EchoStar has assumed certain liabilities that relate to its business including certain designated liabilities for acts or omissions that occurred prior to the Spin-off.  Certain specific provisions govern intellectual property related claims under which, generally, EchoStar will only be liable for its acts or omissions following the Spin-off and DISH Network will indemnify EchoStar for any liabilities or damages resulting from intellectual property claims relating to the period prior to the Spin-off as well as our acts or omissions following the Spin-off.

Litigation

We are involved in a number of legal proceedings (including those described below) concerning matters arising in connection with the conduct of our business activities.  Many of these proceedings are at preliminary stages, and many of these proceedings seek an indeterminate amount of damages.  We regularly evaluate the status of the legal proceedings in which we are involved to assess whether a loss is probable or there is a reasonable possibility that a loss or an additional loss may have been incurred and to determine if accruals are appropriate.  If accruals are not appropriate, we further evaluate each legal proceeding to assess whether an estimate of the possible loss or range of possible loss can be made.

For certain cases described on the following pages, management is unable to provide a meaningful estimate of the possible loss or range of possible loss because, among other reasons, (i) the proceedings are in various stages; (ii) damages have not been sought; (iii) damages are unsupported and/or exaggerated; (iv) there is uncertainty as to the outcome of pending appeals or motions; (v) there are significant factual issues to be resolved; and/or (vi) there are novel legal issues or unsettled legal theories to be presented or a large number of parties (as with many patent-related cases).  For these cases, however, management does not believe, based on currently available information, that the outcomes of these proceedings will have a material adverse effect on our financial condition, though the outcomes could be material to our operating results for any particular period, depending, in part, upon the operating results for such period.

c4cast.com, Inc.

On May 7, 2012, c4cast.com, Inc. filed a complaint against DISH Network and its wholly-owned subsidiary, Blockbuster L.L.C., in the United States District Court for the Eastern District of Texas alleging infringement of United States Patent No. 7,958,204 (the “‘204 patent”), which is entitled “Community-Selected Content.”  The ‘204 patent relates to systems, methods and techniques for providing resources to participants over an electronic network.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Channel Bundling Class Action

During 2007, a purported class of cable and satellite subscribers filed an antitrust action against our wholly-owned subsidiary, DISH Network L.L.C., in the United States District Court for the Central District of California.  The suit also names as defendants DirecTV, Comcast, Cablevision, Cox, Charter, Time Warner, Inc., Time Warner Cable, NBC Universal, Viacom, Fox Entertainment Group and Walt Disney Company.  The suit alleges, among other things, that the defendants engaged in a conspiracy to provide customers with access only to bundled channel offerings as opposed to giving customers the ability to purchase channels on an “a la carte” basis.  On October 16, 2009, the District Court entered an order granting the defendants’ motion to dismiss with prejudice.  On June 3, 2011, the U.S. Court of Appeals for the Ninth Circuit affirmed the District Court’s order.  The plaintiff class sought rehearing en banc.  On October 31, 2011, the Ninth Circuit issued an order vacating the previous June 3, 2011 order, directing that a 3-judge panel be reconstituted, and denying the plaintiff class’ motion for rehearing.  On March 30, 2012, the reconstituted panel of the Ninth Circuit again affirmed the District Court’s order.  On April 10, 2012, the plaintiff class again filed a petition for rehearing en banc, which was denied on May 4, 2012.  On August 2, 2012, the plaintiff class filed a petition seeking review by the United States Supreme Court.

We intend to vigorously defend this case.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Cyberfone Systems, LLC (f/k/a LVL Patent Group, LLC)

On September 15, 2011, LVL Patent Group, LLC filed a complaint against our wholly-owned subsidiary, DISH Network L.L.C., as well as EchoStar, EchoStar Technologies L.L.C., a wholly-owned subsidiary of EchoStar, and DirecTV in the United States District Court for the District of Delaware alleging infringement of United States Patent No. 6,044,382, which is entitled “Data Transaction Assembly Server.”  DirecTV was dismissed from the case on January 4, 2012.  On July 12, 2012, Cyberfone Systems, LLC (f/k/a LVL Patent Group, LLC) filed the operative second amended complaint making the same claim.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

ESPN

During 2008, our wholly-owned subsidiary, DISH Network L.L.C., filed a lawsuit against ESPN, Inc., ESPN Classic, Inc., ABC Cable Networks Group, Soapnet L.L.C. and International Family Entertainment (collectively, “ESPN”) for breach of contract in New York State Supreme Court.  Our complaint alleges that ESPN failed to provide us with certain high-definition feeds of the Disney Channel, ESPN News, Toon and ABC Family.  In October 2011, the jury returned a verdict in favor of the defendants.  We intend to appeal.

ESPN had asserted a counterclaim alleging that we owed approximately $35 million under the applicable affiliation agreements.  On April 15, 2009, the New York State Supreme Court granted, in part, ESPN’s motion for summary judgment on the counterclaim, finding that we are liable for some of the amount alleged to be owing but that the actual amount owing is disputed.  On December 29, 2010, the New York State Supreme Court, Appellate Division, First Department affirmed the partial grant of ESPN’s motion on the counterclaim.  After the partial grant of ESPN’s motion for summary judgment, ESPN sought an additional $30 million under the applicable affiliation agreements.  On March 15, 2010, the New York State Supreme Court affirmed the prior grant of ESPN’s motion and ruled that we owe the full amount of approximately $66 million under the applicable affiliation agreement.  As of December 31, 2010, we had $42 million recorded as a “Litigation accrual” on our Condensed Consolidated Balance Sheets.

On June 21, 2011, the First Department affirmed the New York Supreme Court’s ruling that we owe approximately $66 million under the applicable affiliation agreements and, on October 18, 2011, denied our motion for leave to appeal that decision to New York’s highest court, the New York Court of Appeals.  We sought leave to appeal directly to the New York Court of Appeals and, on January 10, 2012, the New York Court of Appeals dismissed our motion for leave on the ground that the ruling upon which we appealed does not fully resolve all claims in the action.  As a result of the First Department’s June 2011 ruling, during 2011, we recorded $24 million of “Litigation Expense” on our Consolidated Statements of Operations and Comprehensive Income (Loss).  On February 6, 2012, ESPN filed a motion seeking $5 million in attorneys’ fees as the prevailing party on both our claim and ESPN’s counterclaim, which we have opposed. As a result, during the six months ended June 30, 2012, we recorded $5 million of “General and administrative expenses” and increased our “Litigation accrual” to a total of $71 million related to this case as of June 30, 2012.  This reflects our estimated exposure for ESPN’s counterclaim.  We intend to vigorously prosecute and defend this case.

The Hopper Litigation

On May 24, 2012, our wholly-owned subsidiary, DISH Network L.L.C., filed a lawsuit in the United States District Court for the Southern District of New York against American Broadcasting Companies, Inc., CBS Corporation, Fox Entertainment Group, Inc., Fox Television Holdings, Inc., Fox Cable Network Services, L.L.C. and NBCUniversal Media, LLC.  In the lawsuit, we are seeking a declaratory judgment that we are not infringing any defendant’s copyright, or breaching any defendant’s retransmission consent agreement, by virtue of the AutoHop™ feature, which works in conjunction with the PrimeTime Anytime™ feature, on our Hopper™ set-top boxes.  The AutoHop feature allows a subscriber, at his or her option, to watch certain recordings the subscriber made with our PrimeTime Anytime feature, commercial-free, if played back the next day after the show’s original airing.  The PrimeTime Anytime feature allows a user of our Hopper set-top box, at his or her option, to record certain HD primetime programs airing on ABC, CBS, Fox, and/or NBC up to every night, and to store those recordings for up to eight days.

Later on May 24, 2012, (i) Fox Broadcasting Company, Twentieth Century Fox Film Corp. and Fox Television Holdings, Inc. filed a lawsuit against us and DISH Network L.L.C. in the United States District Court for the Central District of California, alleging that the PrimeTime Anytime feature, the AutoHop feature, as well as Sling place-shifting functionality infringe their copyrights and breach their retransmission consent agreements, (ii) NBC Studios LLC, Universal Network Television, LLC, Open 4 Business Productions LLC and NBCUniversal Media, LLC filed a lawsuit against us and DISH Network L.L.C. in the United States District Court for the Central District of California, alleging that the PrimeTime Anytime feature and the AutoHop feature infringe their copyrights, and (iii) CBS Broadcasting Inc., CBS Studios Inc. and Survivor Productions LLC filed a lawsuit against us and DISH Network L.L.C. in the United States District Court for the Central District of California, alleging that the PrimeTime Anytime feature and the AutoHop feature infringe their copyrights.  The Central District of California matters have been assigned to a single judge.

On July 2, 2012, the Court in our action in the Southern District of New York heard our motion for an anti-suit injunction to enjoin prosecution of the networks’ respective lawsuits in the Central District of California (so that all of the matters could be heard and determined in a single action in the Southern District of New York) and Fox’s, NBC’s and CBS’s motions to dismiss our complaint.  In an order dated July 9, 2012, the Court denied our motion, granted the Fox defendants’ motion and granted, in part, the NBC and CBS defendants’ respective motions to dismiss our complaint, such that only our contract-based claims against the NBC and CBS defendants will proceed in the New York action.  Our claims against the ABC defendants were unaffected by the Court’s order.  ABC has filed a counterclaim against us in the New York action, alleging breach of contract and copyright infringement claims.

We intend to vigorously prosecute and defend our position in these cases.  In the event that a court ultimately determines that we infringe the asserted copyrights, we may be subject to substantial damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  In addition, as a result of this litigation, we may not be able to renew certain of our retransmission consent agreements and other programming agreements on favorable terms or at all.  If we are unable to renew these agreements, there can be no assurance that we would be able to obtain substitute programming, or that such substitute programming would be comparable in quality or cost to our existing programming.  Loss of access to existing programming could have a material adverse effect on our business, financial condition and results of operations, including, among other things, our gross new subscriber activations and subscriber churn rate.  We cannot predict with any degree of certainty the outcome of these suits or determine the extent of any potential liability or damages.

Norman IP Holdings, Inc.

On September 15, 2011, Norman IP Holdings, Inc. (“Norman”) filed a patent infringement complaint against Brother International Corporation and Lexmark International Corporation in the United States District Court for the Eastern District of Texas alleging infringement of U.S. Patent No. 5,592,555 (the “‘555 patent”)  and U.S. Patent No. 5,502,689 (the “‘689 patent”).  On December 9, 2011, Norman filed a first amended complaint that added Ricoh Americas Corporation and dropped Brother International Corporation as a defendant.  On January 27, 2012, Norman filed a second amended complaint that added DISH Network as a defendant, in addition to adding Belkin International, Inc., BMW of North America LLC, Daimler North America Corporation, Mercedes-Benz USA, LLC, D-Link Systems, Inc., Ford Motor Company, Garmin International, Inc., Garmin USA, Inc., General Electric Company, General Motors Company, JVC Americas Corporation, Novatel Wireless, Inc., Novatel Wireless Solutions, Inc., Novatel Wireless Technology, Inc., TomTom, Inc., ViewSonic Corporation, Vizio, Inc., Volkswagen Group of America, Inc., Xerox Corporation, ZTE USA, Inc., and ZTE Solutions, Inc.  The ‘555 patent relates to a wireless communications privacy method and system and the ‘689 patent relates to a clock generator capable of shut-down mode and clock generation method.  Norman is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  The trial date has been set for January 5, 2015.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

NorthPoint Technology, Ltd.

On July 2, 2009, NorthPoint Technology, Ltd. (“NorthPoint”) filed suit against DISH Network, EchoStar and DirecTV in the United States District Court for the Western District of Texas alleging infringement of United States Patent No. 6,208,636 (the “‘636 patent”).  The ‘636 patent relates to the use of multiple low-noise block converter feedhorns, or LNBFs, which are antennas used for satellite reception.  On April 21, 2011, the U.S. Patent and Trademark Office issued an order granting reexamination of the ‘636 patent.  On June 21, 2011, the District Court entered summary judgment in DISH Network’s favor, finding that all asserted claims of the ‘636 patent are invalid.  NorthPoint appealed and, on May 11, 2012, the United States Court of Appeals for the Federal Circuit affirmed the District Court’s judgment.  The deadline for NorthPoint to file a further appeal has passed, and the matter is now closed.

Olympic Developments AG, LLC

On January 20, 2011, Olympic Developments AG, LLC (“Olympic”) filed suit against our wholly-owned subsidiary, DISH Network L.L.C., Atlantic Broadband, Inc., Bright House Networks, LLC, Cable One, Inc., Cequel Communications Holdings I, LLC, CSC Holdings, LLC, GCI Communication Corp., Insight Communications Company, Inc., Knology, Inc., Mediacom Communications Corporation and RCN Telecom Services, LLC in the United States District Court for the Central District of California alleging infringement of United States Patent Nos. 5,475,585 and 6,246,400.  The patents relate to on-demand services.  Olympic is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  On June 13, 2011, the case was transferred to the Northern District of California.  On November 4, 2011, the case was stayed pending reexamination by the U.S. Patent and Trademark Office.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Personalized Media Communications, Inc.

During 2008, Personalized Media Communications, Inc. (“PMC”) filed suit against DISH Network, EchoStar and Motorola Inc. in the United States District Court for the Eastern District of Texas alleging infringement of United States Patent Nos. 5,109,414, 4,965,825, 5,233,654, 5,335,277, and 5,887,243, which relate to satellite signal processing.  PMC is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  Subsequently, Motorola Inc. settled with PMC, leaving EchoStar and DISH Network as defendants.  On July 18, 2012, pursuant to a Court order, PMC filed a Second Amended Complaint that added Rovi Guides, Inc. (f/k/a/ Gemstar-TV Guide International, Inc.) and TVG-PMC, Inc. (collectively, “Gemstar”) as a party, and added a new claim against all defendants seeking a declaratory judgment as to the scope of Gemstar’s license to the patents in suit, under which DISH Network and EchoStar are sublicensees.  The Court has stayed all deadlines in the case (trial had been set for August 20, 2012) pending entry of a new Docket Control Order.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Premier International Associates, LLC

On August 3, 2012, Premier International Associates, LLC (“Premier International Associates”) filed a complaint against us, our wholly-owned subsidiary, DISH Network L.L.C., DISH Network, and EchoStar and its wholly-owned subsidiary, EchoStar Technologies L.L.C., in the United States District Court for the Northern District of Illinois alleging infringement of United States Patent No. 6,243,725 (the “‘725 patent”), which is entitled “List Building System.”  The ‘725 patent relates to a system for building an inventory of audio/visual works.  Premier International Associates is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Preservation Technologies, LLC

In December 2011, Preservation Technologies, LLC (“Preservation Technologies”) filed suit against DISH Network in the United States District Court for the Central District of California.  In the Operative Fifth Amended Complaint, filed on May 24, 2012, Preservation Technologies also names Netflix, Inc., Facebook, Inc., Hulu, LLC, AT&T Services, Inc., Cox Communications, Inc., Time Warner Cable, Inc., The Walt Disney Company, American Broadcasting Companies, Inc. and Yahoo! Inc. as defendants.  Preservation Technologies alleges that our BLOCKBUSTER On Demand, DISH branded pay-TV and DISH Online services infringe U.S. Patent Nos. 5,813,014, 5,832,499, 6,092,080, 6,353,831, 6,574,638, 6,199,060, 5,832,495, 6,549,911, 6,212,527 and 6,477,537.  The patents relate to digital libraries, the management of multimedia assets, and the cataloging of multimedia data.  Preservation Technologies is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  Time Warner Cable Inc. was dismissed from the case on July 19, 2012.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Ronald A. Katz Technology Licensing, L.P.

During 2007, Ronald A. Katz Technology Licensing, L.P. (“Katz”) filed a patent infringement action against our wholly-owned subsidiary, DISH Network L.L.C., in the United States District Court for the Northern District of California.  The suit alleges infringement of 19 patents owned by Katz.  The patents relate to interactive voice response, or IVR, technology.  The case has been transferred and consolidated for pretrial purposes in the United States District Court for the Central District of California by order of the Judicial Panel on Multidistrict Litigation.  Only four patents remain in the case against us, one of which is subject to a reexamination request before the U.S. Patent and Trademark Office, which was filed on February 13, 2012.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Technology Development and Licensing L.L.C.

On January 22, 2009, Technology Development and Licensing L.L.C. (“TDL”) filed suit against DISH Network and EchoStar in the United States District Court for the Northern District of Illinois alleging infringement of United States Patent No. Re. 35,952, which relates to certain favorite channel features.  TDL is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  In July 2009, the Court granted DISH Network’s motion to stay the case pending two reexamination petitions before the U.S. Patent and Trademark Office.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

TQP Development, LLC

On April 4, 2012, TQP Development, LLC (“TQP Development”) filed suit against our wholly-owned subsidiary, DISH Network L.L.C., in the United States District Court for the Eastern District of Texas alleging infringement of United States Patent No. 5,412,730 titled “Encrypted Data Transmission System Employing Means for Randomly Altering the Encryption Keys.”  TQP Development is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Vigilos, LLC

On February 23, 2011, Vigilos, LLC (“Vigilos”) filed suit against EchoStar, two EchoStar subsidiaries, Sling Media, Inc. and EchoStar Technologies L.L.C., and Monsoon Multimedia, Inc. in the U.S. District Court for the Eastern District of Texas alleging infringement of U.S. Patent No. 6,839,731, which is entitled “System and Method for Providing Data Communication in a Device Network.”  Subsequently in 2011, Vigilos added DISH Network L.L.C., our wholly-owned subsidiary, as a defendant in its First Amended Complaint and the case was transferred to the Northern District of California.  Later in 2011, Vigilos filed a Second Amended Complaint that added claims for infringement of a second patent, U.S. Patent No. 7,370,074, which is entitled “System and Method for Implementing Open-Protocol Remote Device Control.”  Vigilos is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Voom HD Holdings

In January 2008, Voom HD Holdings (“Voom”) filed a lawsuit against our wholly-owned subsidiary, DISH Network L.L.C., in New York Supreme Court, alleging breach of contract and other claims arising from our termination of the affiliation agreement governing carriage of certain Voom HD channels on the DISH branded pay-TV service.  At that time, Voom also sought a preliminary injunction to prevent us from terminating the agreement.  The Court denied Voom’s request, finding, among other things, that Voom had not demonstrated that it was likely to prevail on the merits.  In April 2010, we and Voom each filed motions for summary judgment.  Voom later filed two motions seeking discovery sanctions.  On November 9, 2010, the Court issued a decision denying both motions for summary judgment, but granting Voom’s motions for discovery sanctions.  The Court’s decision provides for an adverse inference jury instruction at trial and precludes our damages expert from testifying at trial.  We appealed the grant of Voom’s motion for discovery sanctions to the New York State Supreme Court, Appellate Division, First Department.  On January 31, 2012, the appellate court affirmed the order imposing discovery sanctions and precluding our damages expert from testifying at trial.  We sought leave to appeal to New York’s highest state court, the Court of Appeals, but that motion was denied on April 26, 2012.  The trial date has been set for September 18, 2012.  Voom is claiming over $2.5 billion in damages.  We intend to vigorously defend this case.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Other

In addition to the above actions, we are subject to various other legal proceedings and claims which arise in the ordinary course of business, including, among other things, disputes with programmers regarding fees.  In our opinion, the amount of ultimate liability with respect to any of these actions is unlikely to materially affect our financial position, results of operations or liquidity, though the outcomes could be material to our operating results for any particular period, depending, in part, upon the operating results for such period.

11.       Commitments and Contingencies

Commitments

As of December 31, 2011, future maturities of our long-term debt, capital lease and contractual obligations are summarized as follows:

	Payments due by period
	Total	2012	2013	2014	2015	2016	Thereafter
	(In thousands)
Long-term debt obligations	$7,221,871	$6,443	$506,114	$1,005,778	$756,160	$1,504,669	$3,442,707
Capital lease obligations	270,893	28,187	24,541	25,207	27,339	30,024	135,595
Interest expense on long-term debt and capital lease obligations	3,257,955	537,000	534,685	497,274	399,500	313,963	975,533
Satellite-related obligations	2,224,776	220,527	248,679	248,461	248,244	248,027	1,010,838
Operating lease obligations	183,841	51,173	36,467	25,345	17,992	17,398	35,466
Purchase obligations	2,852,693	1,429,649	443,463	430,611	326,044	186,391	36,535
Total	$16,012,029	$2,272,979	$1,793,949	$2,232,676	$1,775,279	$2,300,472	$5,636,674

In certain circumstances the dates on which we are obligated to make these payments could be delayed. These amounts will increase to the extent we procure insurance for our satellites or contract for the construction, launch or lease of additional satellites.

The table above does not include $180 million of liabilities associated with unrecognized tax benefits which were accrued, discussed in Note 8, and are included on our Consolidated Balance Sheets as of December 31, 2011. We do not expect any portion of this amount to be paid or settled within the next twelve months.

Spectrum Investments

During the first half of 2011, DISH Network entered into a transaction to acquire 100% of the equity of reorganized DBSD North America Inc. (“DBSD North America”) for approximately $1.4 billion upon DBSD North America’s emergence from bankruptcy, which included capital stock and convertible securities of, and certain claims related to, DBSD North America (the “DBSD Transaction”).  In addition, in June 2011, DISH Network entered into a transaction to acquire substantially all of the assets of TerreStar Networks, Inc. (“TerreStar”) for a purchase price of $1.375 billion (the “TerreStar Transaction”).  Additionally, during the fourth quarter 2011, DISH Network and Sprint Nextel Corporation (“Sprint”) entered into a mutual release and settlement agreement (“Sprint Settlement Agreement”) pursuant to which all disputed issues relating to the DBSD Transaction and the TerreStar Transaction were resolved between DISH Network and Sprint, including, but not limited to, issues relating to costs allegedly incurred by Sprint to relocate users from the spectrum now licensed to DBSD North America and TerreStar.  Pursuant to the Sprint Settlement Agreement, DISH Network made a net payment of approximately $114 million to Sprint.  Consummation of the DBSD Transaction and the TerreStar Transaction were subject to certain conditions, including approval by the FCC.

Under DISH Network’s agreements to acquire DBSD North America and purchase substantially all of TerreStar’s assets, DISH Network paid substantially all of the purchase price for both transactions prior to the receipt of certain regulatory approvals (the FCC with respect to DBSD North America, and the FCC and Industry Canada with respect to TerreStar).  On February 7, 2012, Industry Canada approved the transfer of the Canadian spectrum licenses held by TerreStar to DISH Network.  On March 2, 2012, the FCC approved the transfer of the spectrum licenses held by DBSD North America and TerreStar to DISH Network.  On March 9, 2012, DISH Network closed the DBSD Transaction and the TerreStar Transaction and funded all remaining payments.

DISH Network’s consolidated FCC applications for approval of the license transfers from DBSD North America and TerreStar were accompanied by requests for waiver of the FCC’s Mobile-Satellite Service (“MSS”) “integrated service” and spare satellite requirements and various technical provisions.  The FCC denied DISH Network’s requests for waiver of the integrated service and spare satellite requirements.  The FCC has not yet acted on the request for waiver of various technical provisions, and we cannot predict the outcome or timing of any action by the FCC with respect to that waiver request.  Waiver of the integrated service requirement would have allowed DISH Network to offer single-mode terrestrial terminals to customers who do not desire satellite functionality.  The spectrum licenses held by DBSD North America and TerreStar did not include a waiver of this integrated service requirement.  The FCC has announced plans to consider on March 21, 2012, whether to formally initiate a rulemaking process that could impact the integrated service requirement and other aspects of current MSS rules.  We cannot predict the outcome or timing of any such rulemaking process, including, without limitation, any build-out requirements with which we may need to comply in order to avail ourselves of the resulting benefits of any such rulemaking.

As a result of the consummation of the DBSD Transaction and the TerreStar Transaction, DISH Network will likely be required to make significant additional investments or partner with others to commercialize these licenses.  We have made cash distributions to DISH Network to finance these acquisitions and may make additional cash distributions to, among other things, finance the commercialization of these licenses and DISH Network’s integration efforts including compliance with regulations applicable to the acquired licenses. Depending on the nature and scope of such commercialization and build-out, any such investment or partnership could vary significantly, which may affect our future financial condition or results of operations.  There can be no assurance that DISH Network will be able to develop and implement a business model that will realize a return on these spectrum investments or that it will be able to profitably deploy the assets represented by these spectrum investments.

In 2008, DISH Network paid $712 million to acquire certain 700 MHz wireless licenses, which were granted to DISH Network by the FCC in February 2009 subject to certain build-out requirements.  To commercialize these licenses and satisfy the associated FCC build-out requirements, DISH Network will be required to make significant additional investments or partner with others.  We may make cash distributions to, among other things, finance the commercialization of these licenses and DISH Network’s integration efforts including compliance with regulations applicable to these licenses.  Depending on the nature and scope of such commercialization and build-out, any such investment or partnership could vary significantly.  Part or all of these licenses may be terminated if the associated FCC build-out requirements are not satisfied.  There can be no assurance that DISH Network will be able to develop and implement a business model that will realize a return on these investments and profitably deploy the spectrum represented by the 700 MHz licenses.

Satellite-Related Obligations

Satellites Under Construction. As of December 31, 2011, we have agreed to lease capacity on one satellite from EchoStar that is currently under construction. Future commitments related to this satellite are included in the table above under “Satellite-related obligations.”

·                  EchoStar XVI. During December 2009, we entered into a ten-year transponder service agreement with EchoStar to lease all of the capacity on EchoStar XVI, a DBS satellite, which is expected to be launched during the second half of 2012.

Guarantees

In connection with the Spin-off, we distributed certain satellite lease agreements to EchoStar and remained the guarantor under those capital leases for payments totaling approximately $185 million over approximately the next three years.

In addition, during the third quarter 2009, EchoStar entered into a new satellite transponder service agreement for Nimiq 5 through 2024.  We sublease this capacity from EchoStar and DISH Network guarantees a certain portion of its obligation under this agreement through 2019.  As of December 31, 2011, the remaining obligation under this agreement is the guarantee of $502 million.

As of December 31, 2011, we have not recorded a liability on the balance sheet for any of these guarantees.

Purchase Obligations

Our 2012 purchase obligations primarily consist of binding purchase orders for receiver systems and related equipment, digital broadcast operations, satellite and transponder leases, engineering and for products and services related to the operation of our DISH pay-TV service.  Our purchase obligations also include certain guaranteed fixed contractual commitments to purchase programming content.  Our purchase obligations can fluctuate significantly from period to period due to, among other things, management’s control of inventory levels, and can materially impact our future operating asset and liability balances, and our future working capital requirements.

Programming Contracts

In the normal course of business, we enter into contracts to purchase programming content in which our payment obligations are fully contingent on the number of subscribers to whom we provide the respective content.  These programming commitments are not included in the “Commitments” table above. The terms of our contracts typically range from one to ten years with annual rate increases. Our programming expenses will continue to increase to the extent we are successful growing our subscriber base. In addition, our margins may face further downward pressure from price increases and the renewal of long term programming contracts on less favorable pricing terms.

Rent Expense

Total rent expense for operating leases was $267 million, $263 million and $189 million in 2011, 2010 and 2009, respectively.

Patents and Intellectual Property

Many entities, including some of our competitors, have or may in the future obtain patents and other intellectual property rights that cover or affect products or services that we offer.  We may not be aware of all intellectual property rights that our products or services may potentially infringe.  Damages in patent infringement cases can be substantial, and in certain circumstances can be trebled.  Further, we cannot estimate the extent to which we may be required in the future to obtain licenses with respect to patents held by others and the availability and cost of any such licenses.  Various parties have asserted patent and other intellectual property rights with respect to components within our direct broadcast satellite system.  We cannot be certain that these persons do not own the rights they claim, that our products do not infringe on these rights, and/or that these rights are not valid.  Further, we cannot be certain that we would be able to obtain licenses from these persons on commercially reasonable terms or, if we were unable to obtain such licenses, that we would be able to redesign our products to avoid infringement.

Contingencies

Separation Agreement

In connection with the Spin-off, DISH Network entered into a separation agreement with EchoStar that provides, among other things, for the division of certain liabilities, including liabilities resulting from litigation.  Under the terms of the separation agreement, EchoStar has assumed certain liabilities that relate to its business including certain designated liabilities for acts or omissions that occurred prior to the Spin-off.  Certain specific provisions govern intellectual property related claims under which, generally, EchoStar will only be liable for its acts or omissions following the Spin-off and DISH Network will indemnify EchoStar for any liabilities or damages resulting from intellectual property claims relating to the period prior to the Spin-off as well as our acts or omissions following the Spin-off.

Litigation

We are involved in a number of legal proceedings (including those described below) concerning matters arising in connection with the conduct of our business activities.  Many of these proceedings are at preliminary stages, and many of these cases seek an indeterminate amount of damages.  We regularly evaluate the status of the legal proceedings in which we are involved to assess whether a loss is probable or there is a reasonable possibility that a loss or additional loss may have been incurred and to determine if accruals are appropriate.  If accruals are not appropriate, we further evaluate each legal proceeding to assess whether an estimate of the possible loss or range of possible loss can be made.

For certain cases described on the following pages, management is unable to provide a meaningful estimate of the possible loss or range of possible loss because, among other reasons, (i) the proceedings are in various stages; (ii) damages have not been sought; (iii) damages are unsupported and/or exaggerated; (iv) there is uncertainty as to the outcome of pending appeals or motions; (v) there are significant factual issues to be resolved; and/or (vi) there are novel legal issues or unsettled legal theories to be presented or a large number of parties (as with many patent-related cases).  For these cases, however, management does not believe, based on currently available information, that the outcomes of these proceedings will have a material adverse effect on our financial condition, though the outcomes could be material to our operating results for any particular period, depending, in part, upon the operating results for such period.

Broadcast Innovation, L.L.C.

During 2001, Broadcast Innovation, L.L.C. (“Broadcast Innovation”) filed a lawsuit against DISH Network, DirecTV, Thomson Consumer Electronics and others in United States District Court in Denver, Colorado.  Broadcast Innovation is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  The suit alleges infringement of United States Patent Nos. 6,076,094 (the “‘094 patent”) and 4,992,066 (the “‘066 patent”).  The ‘094 patent relates to certain methods and devices for transmitting and receiving data along with specific formatting information for the data.  The ‘066 patent relates to certain methods and devices for providing the scrambling circuitry for a pay television system on removable cards.  Subsequently, DirecTV and Thomson settled with Broadcast Innovation leaving DISH Network as the only defendant.

During 2004, the District Court issued an order finding the ‘066 patent invalid.  Also in 2004, the District Court found the ‘094 patent invalid in a parallel case filed by Broadcast Innovation against Charter and Comcast.  In 2005, the United States Court of Appeals for the Federal Circuit overturned that finding of invalidity with respect to the ‘094 patent and remanded the Charter case back to the District Court.  During June 2006, Charter filed a request for reexamination of the ‘094 patent with the U.S. Patent and Trademark Office and, on December 13, 2011, the U.S. Patent and Trademark Office issued a certificate cancelling all claims of the ‘094 patent.  On February 2, 2012, Broadcast Innovation dismissed the case against DISH Network with prejudice.

Channel Bundling Class Action

During 2007, a purported class of cable and satellite subscribers filed an antitrust action against our wholly-owned subsidiary, DISH Network L.L.C., in the United States District Court for the Central District of California.  The suit also names as defendants DirecTV, Comcast, Cablevision, Cox, Charter, Time Warner, Inc., Time Warner Cable, NBC Universal, Viacom, Fox Entertainment Group and Walt Disney Company.  The suit alleges, among other things, that the defendants engaged in a conspiracy to provide customers with access only to bundled channel offerings as opposed to giving customers the ability to purchase channels on an “a la carte” basis.  On October 16, 2009, the District Court granted defendants’ motion to dismiss with prejudice.  On June 3, 2011, the U.S. Court of Appeals for the Ninth Circuit affirmed the District Court’s motion to dismiss with prejudice.  The plaintiff class sought rehearing en banc.  On October 31, 2011, the Ninth Circuit issued an order vacating the June 3, 2011 order, directing that a 3-judge panel be reconstituted, and denying the plaintiff class’ motion for rehearing.  We intend to vigorously defend this case.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Cyberfone Systems, LLC (f/k/a LVL Patent Group, LLC)

On September 15, 2011, LVL Patent Group, LLC filed a complaint against our wholly-owned subsidiary, DISH Network L.L.C., as well as EchoStar, EchoStar Technologies L.L.C., a wholly-owned subsidiary of EchoStar, and DirecTV in the United States District Court for the District of Delaware alleging infringement of United States Patent No. 6,044,382, which is entitled “Data Transaction Assembly Server.”  On November 18, 2011, Cyberfone Systems, LLC (f/k/a LVL Patent Group, LLC) filed an amended complaint making the same claim.  DirecTV was dismissed from the case on January 4, 2012.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

ESPN

During 2008, our wholly-owned subsidiary, DISH Network L.L.C., filed a lawsuit against ESPN, Inc., ESPN Classic, Inc., ABC Cable Networks Group, Soapnet L.L.C. and International Family Entertainment (collectively, “ESPN”) for breach of contract in New York State Supreme Court.  Our complaint alleges that ESPN failed to provide us with certain high-definition feeds of the Disney Channel, ESPN News, Toon and ABC Family.  In October 2011, the jury returned a verdict in favor of the defendants.  We intend to appeal.

ESPN had asserted a counterclaim alleging that we owed approximately $35 million under the applicable affiliation agreements.  On April 15, 2009, the New York State Supreme Court granted, in part, ESPN’s motion for summary judgment on the counterclaim, finding that we are liable for some of the amount alleged to be owing but that the actual amount owing is disputed.  On December 29, 2010, the New York State Supreme Court, Appellate Division, First Department affirmed the partial grant of ESPN’s motion on the counterclaim.  After the partial grant of ESPN’s motion for summary judgment, ESPN sought an additional $30 million under the applicable affiliation agreements.  On March 15, 2010, the New York State Supreme Court affirmed the prior grant of ESPN’s motion and ruled that we owe the full amount of approximately $66 million under the applicable affiliation agreement.  As of December 31, 2010, we had $42 million recorded as a “Litigation accrual” on our Consolidated Balance Sheets.

On June 21, 2011, the First Department affirmed the New York Supreme Court’s ruling that we owe approximately $66 million under the applicable affiliation agreements and, on October 18, 2011, denied our motion for leave to appeal that decision to New York’s highest court, the New York Court of Appeals.  We sought leave to appeal directly to the New York Court of Appeals and, on January 10, 2012, the New York Court of Appeals dismissed our motion for leave on the ground that the ruling upon which we appealed does not fully resolve all claims in the action.  As a result of the First Department’s June 2011 ruling, during the year ended December 31, 2011, we recorded $24 million of “Litigation Expense” on our Consolidated Statements of Operations and Comprehensive Income (Loss) and increased our “Litigation accrual” to a total of $66 million as of December 31, 2011.  This reflects our estimated exposure for ESPN’s counterclaim.  On February 6, 2012, ESPN filed a motion seeking $5 million in attorneys’ fees as the prevailing party on both our claim and ESPN’s counterclaim, which we intend to oppose.  We intend to vigorously prosecute and defend this case.

Ganas, L.L.C.

During August 2010, Ganas, L.L.C. (“Ganas”) filed suit against us, Sabre Holdings Corporation, SAP America, Inc., SAS Institute Inc., Scottrade, Inc., TD Ameritrade, Inc., The Charles Schwab Corporation, TiVo Inc., Unicoi Systems Inc., Xerox Corporation, Adobe Systems Inc., AOL Inc., Apple Inc., Axibase Corporation, DirecTV, E*Trade Securities L.L.C., Exinda Networks, Fidelity Brokerage Services L.L.C., Firstrade Securities Inc., Hewlett-Packard Company, iControl Inc., International Business Machines Corporation and JPMorgan Chase & Co. in the United States District Court for the Eastern District of Texas alleging infringement of United States Patent Nos. 7,136,913, 7,325,053, and 7,734,756.  The patents relate to hypertext transfer protocol and simple object access protocol.  Ganas is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  On January 23, 2012, Ganas dismissed the case against us with prejudice pursuant to a settlement in which our contribution was not material.

InterAD Technologies, LLC

On September 16, 2011, InterAD Technologies, LLC (“InterAD”) filed a complaint against our wholly-owned subsidiary, DISH Network L.L.C., as well as EchoStar, EchoStar Technologies L.L.C., a wholly-owned subsidiary of EchoStar, Atlantic Broadband Finance, LLC, AT&T, Inc., Bright House Networks, LLC, Cable One, Inc., Cequel Communications, LLC, Charter Communications Holding Company, LLC, Charter Communications, Inc., Comcast Corporation, Cox Communications, Inc., CSC Holdings, LLC, DirecTV, Inc., Insight Communications Company, Inc., Knology, Inc., Mediacom Broadband, LLC, RCN Telecom Services, LLC, Time Warner Cable, Inc., and Verizon, Inc. in the United States District Court for the District of Delaware alleging infringement of United States Patent No. 5,438,355, which is entitled “Interactive System for Processing Viewer Responses to Television Programming.”  On January 5, 2012, InterAD voluntarily dismissed the case against us without prejudice.

Norman IP Holdings, Inc.

On September 15, 2011, Norman IP Holdings, Inc. (“Norman”) filed a patent infringement complaint against Brother International Corporation and Lexmark International Corporation in the United States District Court for the Eastern District of Texas alleging infringement of U.S. Patent No. 5,592,555 (the “‘555 patent”)  and U.S. Patent No. 5,502,689 (the “‘689 patent”).  On December 9, 2011, Norman filed a first amended complaint that added Ricoh Americas Corporation and dropped Brother International Corporation as defendants.  On January 27, 2012, Norman filed a second amended complaint that added DISH Network as a defendant, in addition to adding Belkin International, Inc., BMW of North America LLC, Daimler North America Corporation, Mercedes-Benz USA, LLC, D-Link Systems, Inc., Ford Motor Company, Garmin International, Inc., Garmin USA, Inc., General Electric Company, General Motors Company, JVC Americas Corporation, Novatel Wireless, Inc., Novatel Wireless Solutions, Inc., Novatel Wireless Technology, Inc., TomTom, Inc., ViewSonic Corporation, Vizio, Inc., Volkswagen Group of America, Inc., Xerox Corporation, ZTE USA, Inc., and ZTE Solutions, Inc.  The ‘555 patent relates to a wireless communications privacy method and system and the ‘689 patent relates to a clock generator capable of shut-down mode and clock generation method.  Norman is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

NorthPoint Technology, Ltd.

On July 2, 2009, NorthPoint Technology, Ltd. (“Northpoint”) filed suit against DISH Network, EchoStar and DirecTV in the United States District Court for the Western District of Texas alleging infringement of United States Patent No. 6,208,636 (the “‘636 patent”).  The ‘636 patent relates to the use of multiple low-noise block converter feedhorns, or LNBFs, which are antennas used for satellite reception.  On April 21, 2011, the U.S. Patent and Trademark Office issued an order granting reexamination of the ‘636 patent.  On June 21, 2011, the District Court entered summary judgment in DISH Network’s favor, finding that all asserted claims of the ‘636 patent are invalid.  Northpoint has appealed.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Olympic Developments AG, LLC

On January 20, 2011, Olympic Developments AG, LLC (“Olympic”) filed suit against our wholly-owned subsidiary, DISH Network L.L.C., Atlantic Broadband, Inc., Bright House Networks, LLC, Cable One, Inc., Cequel Communications Holdings I, LLC, CSC Holdings, LLC, GCI Communication Corp., Insight Communications Company, Inc., Knology, Inc., Mediacom Communications Corporation and RCN Telecom Services, LLC in the United States District Court for the Central District of California alleging infringement of  United States Patent Nos. 5,475,585 and 6,246,400.  The patents relate to on-demand services.  Olympic is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  On June 13, 2011, the case was transferred to the Northern District of California.  On November 4, 2011, the case was stayed pending reexamination by the U.S. Patent and Trademark Office.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Personalized Media Communications, Inc.

During 2008, Personalized Media Communications, Inc. (“PMC”) filed suit against DISH Network, EchoStar and Motorola Inc. in the United States District Court for the Eastern District of Texas alleging infringement of United States Patent Nos. 4,694,490, 5,109,414, 4,965,825, 5,233,654, 5,335,277, and 5,887,243, which relate to satellite signal processing.  PMC is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  Subsequently, Motorola Inc. settled with PMC leaving EchoStar and DISH Network as defendants.  Trial is currently set for August 2012.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain user-friendly features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Preservation Technologies, LLC

In December 2011, Preservation Technologies, LLC (“Preservation Technologies”) filed suit against DISH Network in the United States District Court for the Central District of California, alleging infringement of U.S. Patent Nos. 6,581,071, 5,813,014, 6,092,080, 5,832,495, 5,832,499, 6,212,527, 6,574,638, 6,549,911, and 6,353,831.  In the operative Third

Amended Complaint, filed on March 6, 2012, Preservation Technologies dropped its claim arising from U.S. Patent No. 6,581,071 and added a new claim alleging infringement of U.S. Patent No. 6,199,060.  The patents relate to digital libraries, the management of multimedia assets, and the cataloging of multimedia data, which are allegedly provided by the BLOCKBUSTER On Demand service.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Retailer Class Actions

During 2000, lawsuits were filed in Colorado state and federal courts attempting to certify nationwide classes on behalf of certain of our retailers.  The plaintiffs requested that the Courts declare certain provisions of, and changes to, alleged agreements between us and the retailers invalid and unenforceable, and to award damages for lost incentives and payments, charge backs and other compensation.  On September 20, 2010, we agreed to a settlement of both lawsuits that provides, among other things, for mutual releases of the claims underlying the litigation, payment by us of up to $60 million, and the option for certain class members to elect to reinstate certain monthly incentive payments, which the parties agreed have an aggregate maximum value of $23 million.  We cannot predict with any degree of certainty how many class members will elect to reinstate these monthly incentive payments.  As a result, a $60 million “Litigation accrual” was recorded as of December 31, 2010 on our Consolidated Balance Sheets.  On February 9, 2011, the court granted final approval of the settlement, and we made a $60 million settlement payment on April 28, 2011.

Ronald A. Katz Technology Licensing, L.P.

During 2007, Ronald A. Katz Technology Licensing, L.P. (“Katz”) filed a patent infringement action against our wholly-owned subsidiary, DISH Network L.L.C., in the United States District Court for the Northern District of California.  The suit alleges infringement of 19 patents owned by Katz.  The patents relate to interactive voice response, or IVR, technology.  The case has been transferred and consolidated for pretrial purposes in the United States District Court for the Central District of California by order of the Judicial Panel on Multidistrict Litigation.  Only four patents remain in the case against us, one of which is subject to a reexamination request before the U.S. Patent and Trademark Office, which was filed on February 13, 2012.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages and/or an injunction that could require us to materially modify certain user-friendly features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Suomen Colorize Oy

During October 2010, Suomen Colorize Oy (“Suomen”) filed suit against DISH Network L.L.C., our wholly-owned subsidiary, as well as DISH Network, and EchoStar, and its subsidiary, EchoStar Technologies L.L.C. in the United States District Court for the Middle District of Florida alleging infringement of United States Patent No. 7,277,398.  The abstract of the patent states that the claims are directed to a method and terminal for providing services in a telecommunications network.  Suomen is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  The action was transferred to the United States District Court for the District of Colorado, and on January 10, 2012, Suomen voluntarily dismissed the case against all defendants without prejudice.

Technology Development and Licensing L.L.C.

On January 22, 2009, Technology Development and Licensing L.L.C. (“TDL”) filed suit against DISH Network and EchoStar in the United States District Court for the Northern District of Illinois alleging infringement of United States Patent No. Re. 35,952, which relates to certain favorite channel features.  TDL is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  In July 2009, the Court granted DISH Network’s motion to stay the case pending two reexamination petitions before the Patent and Trademark Office.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain user-friendly features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

TiVo Inc.

In connection with DISH Network’s litigation with TiVo Inc. (“TiVo”), which is described in our periodic reports filed with the SEC, including in our annual report on Form 10-K for the year ended December 31, 2010 under the caption “Item 3.  Legal Proceedings - TiVo Inc.,” on April 20, 2011, the U.S. Court of Appeals for the Federal Circuit vacated the District Court’s contempt ruling on infringement, articulated a new standard for determining “colorable difference” and remanded that issue back to the District Court for determination.  The Federal Circuit also vacated the District Court’s amended injunction requiring that DISH Network inform the court of any further attempts to design around TiVo’s United States Patent No. 6,233,389 (the “‘389 patent”) and seek approval from the court before any such design-around is implemented.  The Federal Circuit also vacated the infringement damages for the period after DISH Network deployed its original alternative technology (although it did not foreclose that damages may be reinstated if upon remand a new court or jury decision found that the original alternative technology infringed TiVo’s ‘389 patent).  The Federal Circuit affirmed the District Court’s contempt ruling on disablement, holding that the original 2006 injunction required that DISH Network disable DVR functionality in all but approximately 192,000 digital set-top boxes deployed with customers (the “Disablement Provision”) and affirmed the $90 million in contempt sanctions awarded against DISH Network for violating the Disablement Provision.

On April 29, 2011, DISH Network and EchoStar entered into a settlement agreement with TiVo.  The settlement resolves all pending litigation between DISH Network and EchoStar, on the one hand, and TiVo, on the other hand, including litigation relating to alleged patent infringement involving certain DISH Network digital video recorders, or DVRs, which litigation is described in our periodic reports filed with the Securities and Exchange Commission including in our annual report on Form 10-K for the year ended December 31, 2010 under the caption “Item 3.  Legal Proceedings - TiVo Inc.”

Under the settlement agreement, all pending litigation has been dismissed with prejudice and all injunctions that permanently restrain, enjoin or compel any action by DISH Network or EchoStar have been dissolved.  DISH Network and EchoStar are jointly responsible for making payments to TiVo in the aggregate amount of $500 million, including an initial payment of $300 million and the remaining $200 million in six equal annual installments between 2012 and 2017.  Pursuant to the terms and conditions of the agreements entered into in connection with the Spin-off of EchoStar from DISH Network, DISH Network made the initial payment to TiVo in May 2011, except for a contribution from EchoStar totaling approximately $10 million, representing an allocation of liability relating to EchoStar’s sales of DVR-enabled receivers to an international customer.  Future payments will be allocated between DISH Network and EchoStar based on historical sales of certain licensed products, with DISH Network being responsible for 95% of each annual payment.

As previously disclosed, our total litigation accrual for TiVo was $517 million as of December 31, 2010.  As a result of the settlement agreement, we reversed $335 million of this accrual and made a payment of approximately $290 million for our portion of the initial payment to TiVo.  Of this amount, approximately $182 million relates to prior periods and the remaining $108 million represents a prepayment.  Our $108 million prepayment and our $190 million share of the remaining payments, a total of $298 million, will be expensed ratably as a subscriber-related expense from April 1, 2011 through July 31, 2018, the expiration date of the ‘389 patent.  In connection with our TiVo settlement, TiVo agreed to advertise and market certain of our products and services.  As a result, $6 million was recognized as a reduction of litigation expense and we recorded a pre-paid marketing asset on our Consolidated Statements of Operations and Comprehensive Income (Loss) and our Consolidated Balance Sheets, respectively.  The amount of the pre-paid license agreement is being amortized as costs of sales over the six-year term of the agreement.

In addition, under the settlement agreement, TiVo granted DISH Network a license under its ‘389 patent and certain related patents, for the remaining life of those patents, with respect to DISH-branded and co-branded products and services.

DISH Network and EchoStar, on the one hand, and TiVo, on the other hand, have also agreed on mutual releases of certain related claims and agreed not to challenge each other’s DVR technology-related patents that are licensed under the settlement agreement.

Because both DISH Network and EchoStar were defendants in the TiVo lawsuit, DISH Network and EchoStar were jointly and severally liable to TiVo for any final damages and sanctions that could have been awarded by the District Court.  As previously disclosed, DISH Network determined that it was obligated under the agreements entered into in connection with the Spin-off to indemnify EchoStar for substantially all liability arising from this lawsuit.  EchoStar contributed an amount equal to its $5 million intellectual property liability limit under the receiver agreement.  DISH Network and EchoStar further agreed that EchoStar’s $5 million contribution would not exhaust EchoStar’s liability to us for other intellectual property claims that may arise under the receiver agreement. DISH Network and EchoStar also agreed that DISH Network and EchoStar would each be entitled to joint ownership of, and a cross-license to use, any intellectual property developed in connection with any potential new alternative technology.  Any amounts that EchoStar is responsible for under the settlement agreement with TiVo are in addition to the $5 million contribution previously made by EchoStar.

Vigilos, LLC

On February 23, 2011, Vigilos, LLC filed suit against EchoStar, two EchoStar subsidiaries, Sling Media, Inc. and EchoStar Technologies L.L.C., and Monsoon Multimedia, Inc. in the U.S. District Court for the Eastern District of Texas alleging infringement of U.S. Patent No. 6,839,731, which is entitled “System and Method for Providing Data Communication in a Device Network.”  Subsequently in 2011, Vigilos added DISH Network L.L.C., our wholly-owned subsidiary, as a defendant in its First Amended Complaint and the case was transferred to the Northern District of California.  Later in 2011, Vigilos filed a Second Amended Complaint that added claims for infringement of a second patent, U.S. Patent No. 7,370,074, which is entitled “System and Method for Implementing Open-Protocol Remote Device Control.”

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Voom

In January 2008, Voom filed a lawsuit against our wholly-owned subsidiary, DISH Network L.L.C., in New York Supreme Court, alleging breach of contract and other claims arising from our termination of the affiliation agreement governing carriage of certain Voom HD channels on the DISH pay-TV service.  At that time, Voom also sought a preliminary injunction to prevent us from terminating the agreement.  The Court denied Voom’s request, finding, among other things, that Voom had not demonstrated that it was likely to prevail on the merits.  In April 2010, we and Voom each filed motions for summary judgment.  Voom later filed two motions seeking discovery sanctions.  On November 9, 2010, the Court issued a decision denying both motions for summary judgment, but granting Voom’s motions for discovery sanctions.  The Court’s decision provides for an adverse inference jury instruction at trial and precludes our damages expert from testifying at trial.  We appealed the grant of Voom’s motion for discovery sanctions to the New York State Supreme Court, Appellate Division, First Department.  On February 15, 2011, the appellate court granted our motion to stay the trial pending our appeal.  On January 31, 2012, the appellate court affirmed the order imposing discovery sanctions and precluding our damages expert from testifying at trial.  We are seeking leave to appeal to New York’s highest state court, the Court of Appeals.  A trial date has not been set.  Voom is claiming over $2.5 billion in damages.  We intend to vigorously defend this case.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Other

In addition to the above actions, we are subject to various other legal proceedings and claims which arise in the ordinary course of business, including, among other things, disputes with programmers regarding fees.  In our opinion, the amount of ultimate liability with respect to any of these actions is unlikely to materially affect our financial position, results of operations or liquidity, though the outcomes could be material to our operating results for any particular period, depending, in part, upon the operating results for such period.

Financial Information for Subsidiary Guarantors	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Financial Information for Subsidiary Guarantors
Financial Information for Subsidiary Guarantors

9.              Financial Information for Subsidiary Guarantors

Our senior notes are fully, unconditionally and jointly and severally guaranteed by all of our subsidiaries other than minor subsidiaries and the stand alone entity DISH DBS has no independent assets or operations.  Therefore, supplemental financial information on a condensed consolidating basis of the guarantor subsidiaries is not required.  There are no restrictions on our ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries, except those imposed by applicable law.

12.       Financial Information for Subsidiary Guarantors

Our senior notes are fully, unconditionally and jointly and severally guaranteed by all of our subsidiaries other than minor subsidiaries and the stand alone entity DDBS has no independent assets or operations.  Therefore, supplemental financial information on a condensed consolidating basis of the guarantor subsidiaries is not required.  There are no restrictions on our ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries, except those imposed by applicable law.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts

13.  Valuation and Qualifying Accounts

Our valuation and qualifying accounts as of December 31, 2011, 2010 and 2009 are as follows:

Allowance for doubtful accounts	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
For the years ended:
December 31, 2011	$29,650	$94,678	$(112,412)	$11,916
December 31, 2010	$16,372	$115,478	$(102,200)	$29,650
December 31, 2009	$15,207	$112,025	$(110,860)	$16,372

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)

14.  Quarterly Financial Data (Unaudited)

Our quarterly results of operations are summarized as follows:

	For the Three Months Ended
	March 31	June 30	September 30	December 31
	(In thousands)
Year ended December 31, 2011:
Total revenue	$3,220,590	$3,331,827	$3,250,805	$3,256,824
Operating income (loss)	985,390	710,709	632,210	622,091
Net income (loss)	548,874	349,292	297,001	330,516

Year ended December 31, 2010:
Total revenue	$3,056,662	$3,167,915	$3,206,371	$3,204,789
Operating income (loss)	457,825	526,410	455,386	503,932
Net income (loss)	218,225	255,530	232,293	242,628

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

10.       Related Party Transactions

Related Party Transactions with DISH Network

On April 19, 2011, we paid a dividend of $1.5 billion to DOC in connection with, among other things, the funding of DISH Network’s investments in DBSD North America and DISH Network’s acquisition of most of the assets of Blockbuster, Inc.

On August 10, 2011, we paid a dividend of $700 million to DOC in connection with, among other things, the funding of the TerreStar Transaction.

On November 1, 2011, the board of directors of DISH Network declared a dividend of $2.00 per share on its outstanding Class A and Class B common stock, or $893 million in the aggregate.  On November 30, 2011, we paid a dividend of $1.3 billion to DOC to fund the payment of DISH Network’s dividend and other potential DISH Network cash needs.

Blockbuster.  On April 26, 2011, our parent, DISH Network, completed the acquisition of most of the assets of Blockbuster, Inc.  During the three and six months ended June 30, 2012, we recorded $5 million and $10 million, respectively, of “Subscriber-related expenses” on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) for Blockbuster services provided to our subscribers related to certain of our promotions.

Blockbuster and Wireless Spectrum Segments.  We provide administrative support such as legal, information systems, marketing, human resources, accounting and finance services to DISH Network's Blockbuster and Wireless Spectrum business segments.  During the three and six months ended June 30, 2012, the expenses associated with these services were $2 million and $4 million.

Related Party Transactions with EchoStar

Following the Spin-off, EchoStar has operated as a separate public company, and we have no continued ownership interest in EchoStar.  However, a substantial majority of the voting power of the shares of both companies is owned beneficially by Charles W. Ergen, our Chairman, or by certain trusts established by Mr. Ergen for the benefit of his family.

EchoStar is our primary supplier of set-top boxes and digital broadcast operations and our key supplier of transponder capacity.  Generally, the amounts we pay EchoStar for products and services are based on pricing equal to EchoStar’s cost plus a fixed margin (unless noted differently below), which will vary depending on the nature of the products and services provided.

Since the Spin-off, we and EchoStar have entered into certain agreements pursuant to which we obtain certain products, services and rights from EchoStar; EchoStar obtains certain products, services and rights from us; and we and EchoStar have indemnified each other against certain liabilities arising from our respective businesses.  We also may enter into additional agreements with EchoStar in the future.  The following is a summary of the terms of the principal agreements with EchoStar that may have an impact on our financial position and results of operations.

“Equipment sales - EchoStar”

Remanufactured Receiver Agreement.  We entered into a remanufactured receiver agreement with EchoStar pursuant to which EchoStar has the right, but not the obligation, to purchase remanufactured receivers and accessories from us at cost plus a fixed margin, which varies depending on the nature of the equipment purchased.  In November 2011, we and EchoStar extended this agreement until December 31, 2012.  EchoStar may terminate the remanufactured receiver agreement for any reason upon at least 60 days notice to us.  We may also terminate this agreement if certain entities acquire us.

“Services and other revenue - EchoStar”

Professional Services Agreement.  Prior to 2010, in connection with the Spin-off, DISH Network entered into various agreements with EchoStar including the Transition Services Agreement, Satellite Procurement Agreement and Services Agreement, which all expired on January 1, 2010 and were replaced by a Professional Services Agreement.  During 2009, DISH Network and EchoStar agreed that EchoStar shall continue to have the right, but not the obligation, to receive the following services from DISH Network, among others, certain of which were previously provided under the Transition Services Agreement: information technology, travel and event coordination, internal audit, legal, accounting and tax, benefits administration, program acquisition services and other support services.  Additionally, DISH Network and EchoStar agreed that DISH Network shall continue to have the right, but not the obligation, to engage EchoStar to manage the process of procuring new satellite capacity for DISH Network (previously provided under the Satellite Procurement Agreement) and receive logistics, procurement and quality assurance services from EchoStar (previously provided under the Services Agreement).  The Professional Services Agreement automatically renewed on January 1, 2012 for an additional one-year period until January 1, 2013 and renews automatically for successive one-year periods thereafter, unless terminated earlier by either party upon at least 60 days notice.  However, either party may terminate the Professional Services Agreement in part with respect to any particular service it receives for any reason upon at least 30 days notice.

Management Services Agreement.  DISH Network entered into a Management Services Agreement with EchoStar pursuant to which DISH Network makes certain of its officers available to provide services (which are primarily legal and accounting services) to EchoStar.  Specifically, Paul W. Orban remains employed by DISH Network, but also served as EchoStar’s Senior Vice President and Controller through April 2012.  In addition, R. Stanton Dodge remains employed by us, but also served as EchoStar’s Executive Vice President, General Counsel and Secretary through November 2011.  EchoStar makes payments to DISH Network based upon an allocable portion of the personnel costs and expenses incurred by DISH Network with respect to such officers (taking into account wages and fringe benefits).  These allocations are based upon the estimated percentages of time to be spent by DISH Network’s executive officers performing services for EchoStar under the Management Services Agreement.  EchoStar also reimburses DISH Network for direct out-of-pocket costs incurred by DISH Network for management services provided to EchoStar.  DISH Network and EchoStar evaluate all charges for reasonableness at least annually and make any adjustments to these charges as DISH Network and EchoStar mutually agree upon.

The Management Services Agreement automatically renewed on January 1, 2012 for an additional one-year period until January 1, 2013 and renews automatically for successive one-year periods thereafter, unless terminated earlier: (i) by EchoStar at any time upon at least 30 days notice; (ii) by DISH Network at the end of any renewal term, upon at least 180 days notice; or (iii) by DISH Network upon notice to EchoStar, following certain changes in control.

Satellite Capacity Leased to EchoStar. During 2009, we entered into a satellite capacity agreement pursuant to which EchoStar leases certain satellite capacity from us on EchoStar I. The fee for the services provided under this satellite capacity agreement depends, among other things, upon the orbital location of the satellite and the length of the lease.

The lease generally terminates upon the earlier of:  (i) the end of life or replacement of the satellite (unless EchoStar determines to renew on a year-to-year basis); (ii) the date the satellite fails; (iii) the date the transponder on which service is being provided fails; or (iv) a certain date, which depends, among other things, upon the estimated useful life of the satellite, whether the replacement satellite fails at launch or in orbit prior to being placed into service, and the exercise of certain renewal options.  EchoStar generally has the option to renew this lease on a year-to-year basis through the end of the satellite’s life.  There can be no assurance that any options to renew this agreement will be exercised.

Real Estate Lease Agreement.  During 2008, DISH Network entered into a sublease for space at 185 Varick Street, New York, New York to EchoStar for a period of approximately seven years.  The rent on a per square foot basis for this sublease was comparable to per square foot rental rates of similar commercial property in the same geographic area at the time of the sublease, and EchoStar is responsible for its portion of the taxes, insurance, utilities and maintenance of the premises.

“Satellite and transmission expenses — EchoStar”

Broadcast Agreement.  In connection with the Spin-off, we and EchoStar entered into a broadcast agreement pursuant to which EchoStar provided certain broadcast services to us, including teleport services such as transmission and downlinking, channel origination services, and channel management services for a period ending on January 1, 2012 (the “Prior Broadcast Agreement”).  We had the ability to terminate channel origination services and channel management services for any reason and without any liability upon at least 60 days notice to EchoStar.  If we terminated teleport services for a reason other than EchoStar’s breach, we were obligated to pay EchoStar the aggregate amount of the remainder of the expected cost of providing the teleport services.  The fees for the services provided under the Prior Broadcast Agreement were calculated at cost plus a fixed margin, which varied depending on the nature of the products and services provided.

Effective January 1, 2012, we and EchoStar entered into a new broadcast agreement (the “2012 Broadcast Agreement”) pursuant to which EchoStar will continue to provide broadcast services to us, for the period from January 1, 2012 to December 31, 2016.  The material terms of the 2012 Broadcast Agreement are substantially the same as the material terms of the Prior Broadcast Agreement, except that:  (i) the fees for services provided under the 2012 Broadcast Agreement are calculated at either:  (a) EchoStar’s cost of providing the relevant service plus a fixed dollar fee, which is subject to certain adjustments; or (b) EchoStar’s cost of providing the relevant service plus a fixed margin, which will depend on the nature of the services provided; and (ii) if we terminate the teleport services provided under the 2012 Broadcast Agreement for a reason other than EchoStar’s breach, we are generally obligated to reimburse EchoStar for any direct costs EchoStar incurs related to any such termination that it cannot reasonably mitigate.

Broadcast Agreement for Certain Sports Related Programming.  During May 2010, we and EchoStar entered into a broadcast agreement pursuant to which EchoStar provides certain broadcast services to us in connection with our carriage of certain sports related programming.  The term of this agreement is for ten years.  If we terminate this agreement for a reason other than EchoStar’s breach, we are generally obligated to reimburse EchoStar for any direct costs EchoStar incurs related to any such termination that it cannot reasonably mitigate.  The fees for the broadcast services provided under this agreement depend, among other things, upon the cost to develop and provide such services.

Satellite Capacity Leased from EchoStar.  Since the Spin-off, we have entered into certain satellite capacity agreements pursuant to which we lease certain satellite capacity on certain satellites owned or leased by EchoStar.  The fees for the services provided under these satellite capacity agreements depend, among other things, upon the orbital location of the applicable satellite and the length of the lease.  The term of each lease is set forth below:

EchoStar VI, VIII and XII.  We lease certain satellite capacity from EchoStar on EchoStar VI, VIII and XII.  The leases generally terminate upon the earlier of:  (i) the end of life or replacement of the satellite (unless we determine to renew on a year-to-year basis); (ii) the date the satellite fails; (iii) the date the transponders on which service is being provided fails; or (iv) a certain date, which depends upon, among other things, the estimated useful life of the satellite, whether the replacement satellite fails at launch or in orbit prior to being placed into service and the exercise of certain renewal options.  We generally have the option to renew each lease on a year-to-year basis through the end of the respective satellite’s life.  There can be no assurance that any options to renew such agreements will be exercised.

EchoStar IX.  We lease certain satellite capacity from EchoStar on EchoStar IX.  Subject to availability, we generally have the right to continue to lease satellite capacity from EchoStar on EchoStar IX on a month-to-month basis.

EchoStar XVI.  We will lease certain satellite capacity from EchoStar on EchoStar XVI after its service commencement date and this lease generally terminates upon the earlier of:  (i) the end of life or replacement of the satellite; (ii) the date the satellite fails; (iii) the date the transponder(s) on which service is being provided under the agreement fails; or (iv) ten years following the actual service commencement date.  Upon expiration of the initial term, we have the option to renew on a year-to-year basis through the end of life of the satellite.  There can be no assurance that any options to renew this agreement will be exercised.  EchoStar XVI is expected to be launched during the second half of 2012.

EchoStar XV.  EchoStar XV is owned by us and is operated at the 61.5 degree orbital location.  The FCC has granted EchoStar an authorization to operate the satellite at the 61.5 degree orbital location.  For so long as EchoStar XV remains in service at the 61.5 degree orbital location, we are obligated to pay EchoStar a fee, which varies depending on the number of frequencies being used by EchoStar XV.

Nimiq 5 Agreement.  During 2009, EchoStar entered into a fifteen-year satellite service agreement with Telesat Canada (“Telesat”) to receive service on all 32 DBS transponders on the Nimiq 5 satellite at the 72.7 degree orbital location (the “Telesat Transponder Agreement”).  During 2009, EchoStar also entered into a satellite service agreement (the “DISH Nimiq 5 Agreement”) with us, pursuant to which we currently receive service from EchoStar on all 32 of the DBS transponders covered by the Telesat Transponder Agreement.  We have also guaranteed certain obligations of EchoStar under the Telesat Transponder Agreement.  See discussion under “Guarantees” in Note 8.

Under the terms of the DISH Nimiq 5 Agreement, we make certain monthly payments to EchoStar that commenced in September 2009 when the Nimiq 5 satellite was placed into service and continue through the service term.  Unless earlier terminated under the terms and conditions of the DISH Nimiq 5 Agreement, the service term will expire ten years following the date it was placed into service.  Upon expiration of the initial term we have the option to renew the DISH Nimiq 5 Agreement on a year-to-year basis through the end of life of the Nimiq 5 satellite.  Upon in-orbit failure or end of life of the Nimiq 5 satellite, and in certain other circumstances, we have certain rights to receive service from EchoStar on a replacement satellite.  There can be no assurance that any options to renew the DISH Nimiq 5 Agreement will be exercised or that we will exercise our option to receive service on a replacement satellite.

QuetzSat-1 Lease Agreement.  During 2008, EchoStar entered into a ten-year satellite service agreement with SES Latin America S.A. (“SES”), which provides, among other things, for the provision by SES to EchoStar of service on 32 DBS transponders on the QuetzSat-1 satellite.  During 2008, EchoStar also entered into a transponder service agreement (“QuetzSat-1 Transponder Agreement”) with us pursuant to which we will receive service from EchoStar on 24 of the DBS transponders.  The QuetzSat-1 Transponder Agreement will be accounted for as an operating lease.  QuetzSat-1 was launched on September 29, 2011 and was placed into service during the fourth quarter 2011 at the 67.1 degree orbital location while we and EchoStar explore alternative uses for the QuetzSat-1 satellite.  In the interim, EchoStar is providing us with alternate capacity at the 77 degree orbital location.

Under the terms of the QuetzSat-1 Transponder Agreement, we will make certain monthly payments to EchoStar commencing when the QuetzSat-1 satellite is placed into service at the 77 degree orbital location and continuing through the remainder of the service term.  Unless earlier terminated under the terms and conditions of the QuetzSat-1 Transponder Agreement, the initial service term will expire in November 2021.  Upon expiration of the initial term, we have the option to renew the QuetzSat-1 Transponder Agreement on a year-to-year basis through the end of life of the QuetzSat-1 satellite.  Upon an in-orbit failure or end of life of the QuetzSat-1 satellite, and in certain other circumstances, we have certain rights to receive service from EchoStar on a replacement satellite.  There can be no assurance that any options to renew the QuetzSat-1 Transponder Agreement will be exercised or that we will exercise our option to receive service on a replacement satellite.

TT&C Agreement.  In connection with the Spin-off, we entered into a telemetry, tracking and control (“TT&C”) agreement pursuant to which we received TT&C services from EchoStar for a period ending on January 1, 2012 (the “Prior TT&C Agreement”).  The fees for services provided under the Prior TT&C Agreement were calculated at cost plus a fixed margin.  We were able to terminate the Prior TT&C Agreement for any reason upon 60 days notice.

Effective January 1, 2012, we entered into a TT&C agreement pursuant to which we will continue to receive TT&C services from EchoStar for a period ending on December 31, 2016 (the “2012 TT&C Agreement”).  The material terms of the 2012 TT&C Agreement are substantially the same as the material terms of the Prior TT&C Agreement, except that the fees for services provided under the 2012 TT&C Agreement are calculated at either: (i) a fixed fee; or (ii) cost plus a fixed margin, which will vary depending on the nature of the services provided.

RUS Implementation Agreement.  In September 2010, DISH Broadband L.L.C. (“DISH Broadband”), our wholly-owned subsidiary, was selected by the Rural Utilities Service (“RUS”) of the United States Department of Agriculture to receive up to approximately $14 million in broadband stimulus grant funds (the “Grant Funds”).  Effective November 2011, DISH Broadband and Hughes Communications, Inc. (“Hughes”), a wholly-owned subsidiary of EchoStar, entered into a RUS Implementation Agreement (the “RUS Agreement”) pursuant to which Hughes provides certain portions of the equipment and broadband service used to implement our RUS program.  The initial term of the RUS Agreement shall continue until the earlier of: (i) September 24, 2013; or (ii) the date that the Grant Funds have been exhausted.  In addition, DISH Broadband may terminate the RUS Agreement for convenience upon 45 days’ prior written notice to Hughes.

“Cost of sales — subscriber promotion subsidies — EchoStar”

Receiver Agreement.  EchoStar is currently our sole supplier of set-top box receivers. The table below indicates the dollar value of set-top boxes and other equipment that we purchased from EchoStar as well as the amount of purchases that are included in “Cost of sales — subscriber promotion subsidies — EchoStar” on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss).  The remaining amount is included in “Inventory” and “Property and equipment, net” on our Condensed Consolidated Balance Sheets.

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Purchases from EchoStar	2012	2011	2012	2011
	(In thousands)
Set-top boxes and other equipment	$254,350	$270,629	$491,715	$542,755

Set-top boxes and other equipment included in “Cost of sales — subscriber promotion subsidies — EchoStar”	$51,580	$62,868	$133,854	$117,294

In connection with the Spin-off, we and EchoStar entered into a receiver agreement pursuant to which we had the right, but not the obligation, to purchase digital set-top boxes and related accessories, and other equipment from EchoStar for a period ending on January 1, 2012 (the “Prior Receiver Agreement”).  The Prior Receiver Agreement allowed us to purchase digital set-top boxes, related accessories and other equipment from EchoStar at cost plus a fixed percentage margin, which varied depending on the nature of the equipment purchased.  Additionally, EchoStar provided us with standard manufacturer warranties for the goods sold under the Prior Receiver Agreement.  We were able to terminate the Prior Receiver Agreement for any reason upon at least 60 days notice to EchoStar.  EchoStar was able to terminate the Prior Receiver Agreement if certain entities were to acquire us.  The Prior Receiver Agreement also included an indemnification provision, whereby the parties indemnified each other for certain intellectual property matters.

Effective January 1, 2012, we and EchoStar entered into a new agreement (the “2012 Receiver Agreement”) pursuant to which we continue to have the right, but not the obligation, to purchase digital set-top boxes, related accessories, and other equipment from EchoStar for the period from January 1, 2012 to December 31, 2014.  We have an option, but not the obligation, to extend the 2012 Receiver Agreement for one additional year upon 180 days notice prior to the end of the term.  The material terms of the 2012 Receiver Agreement are substantially the same as the material terms of the Prior Receiver Agreement, except that the 2012 Receiver Agreement allows us to purchase digital set-top boxes, related accessories and other equipment from EchoStar either: (i) at a cost (decreasing as EchoStar reduces costs and increasing as costs increase) plus a dollar mark-up which will depend upon the cost of the product subject to a collar on EchoStar’s mark-up; or (ii) at cost plus a fixed margin, which will depend on the nature of the equipment purchased.  Under the 2012 Receiver Agreement, EchoStar’s margins will be increased if they are able to reduce the costs of their digital set-top boxes and their margins will be reduced if these costs increase.

“General and administrative expenses — EchoStar”

Product Support Agreement.  In connection with the Spin-off, we entered into a product support agreement pursuant to which we have the right, but not the obligation, to receive product support from EchoStar (including certain engineering and technical support services) for all set-top boxes and related accessories that EchoStar has previously sold and in the future may sell to us.  The fees for the services provided under the product support agreement are calculated at cost plus a fixed margin, which varies depending on the nature of the services provided.  The term of the product support agreement is the economic life of such receivers and related accessories, unless terminated earlier.  We may terminate the product support agreement for any reason upon at least 60 days notice.  In the event of an early termination of this agreement, we are entitled to a refund of any unearned fees paid to EchoStar for the services.

Real Estate Lease Agreements.  We have entered into lease agreements pursuant to which we lease certain real estate from EchoStar.  The rent on a per square foot basis for each of the leases is comparable to per square foot rental rates of similar commercial property in the same geographic area, and EchoStar is responsible for its portion of the taxes, insurance, utilities and maintenance of the premises.  The term of each of the leases is set forth below:

·                  Inverness Lease Agreement.  The lease for certain space at 90 Inverness Circle East in Englewood, Colorado is for a period ending on December 31, 2016.  This agreement can be terminated by either party upon six months prior notice.

·                  Meridian Lease Agreement.  The lease for all of 9601 S. Meridian Blvd. in Englewood, Colorado is for a period ending on December 31, 2016.

·                  Santa Fe Lease Agreement.  The lease for all of 5701 S. Santa Fe Dr. in Littleton, Colorado is for a period ending on December 31, 2016 with a renewal option for one additional year.

·                  EchoStar Data Networks Sublease Agreement.  The sublease for certain space at 211 Perimeter Center in Atlanta, Georgia is for a period ending on October 31, 2016.

·                  Gilbert Lease Agreement.  The lease for certain space at 801 N. DISH Dr. in Gilbert, Arizona is a month to month lease and can be terminated by either party upon 30 days prior notice.

·                  Cheyenne Lease Agreement.  The lease for certain space at 530 EchoStar Drive in Cheyenne, Wyoming is for a period ending on December 31, 2031.

DISHOnline.com Services Agreement.  Effective January 1, 2010, we entered into a two-year agreement with EchoStar pursuant to which we will receive certain services associated with an online video portal.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  We have the option to renew this agreement for three successive one year terms and the agreement may be terminated for any reason upon at least 120 days notice to EchoStar.  In November 2011, we exercised our right to renew this agreement for a one-year period ending on December 31, 2012.

DISH Remote Access Services Agreement.  Effective February 23, 2010, we entered into an agreement with EchoStar pursuant to which we will receive, among other things, certain remote DVR management services.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 120 days notice to EchoStar.

SlingService Services Agreement.  Effective February 23, 2010, we entered into an agreement with EchoStar pursuant to which we will receive certain place-shifting services.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 120 days notice to EchoStar.

Move Networks Services Agreement.  In the fourth quarter 2011, EchoStar granted DISH Network the right to use Move Network’s software and video publishing systems, which facilitate the streaming, downloading and distribution of audio and video content to set-top boxes via the Internet.  The fees for the services provided under this agreement are based upon a fixed fee which varies based upon the number of set-top boxes in a given month that access Move Network’s software.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 180 days notice to EchoStar.

Other Agreements — EchoStar

Tax Sharing Agreement.  In connection with the Spin-off, DISH Network entered into a tax sharing agreement with EchoStar which governs our respective rights, responsibilities and obligations after the Spin-off with respect to taxes for the periods ending on or before the Spin-off.  Generally, all pre-Spin-off taxes, including any taxes that are incurred as a result of restructuring activities undertaken to implement the Spin-off, are borne by DISH Network, and DISH Network will indemnify EchoStar for such taxes.  However, DISH Network is not liable for and will not indemnify EchoStar for any taxes that are incurred as a result of the Spin-off or certain related transactions failing to qualify as tax-free distributions pursuant to any provision of Section 355 or Section 361 of the Internal Revenue Code of 1986, as amended (the “Code”) because of: (i) a direct or indirect acquisition of any of EchoStar’s stock, stock options or assets; (ii) any action that EchoStar takes or fails to take; or (iii) any action that EchoStar takes that is inconsistent with the information and representations furnished to the IRS in connection with the request for the private letter ruling, or to counsel in connection with any opinion being delivered by counsel with respect to the Spin-off or certain related transactions.  In such case, EchoStar is solely liable for, and will indemnify DISH Network for, any resulting taxes, as well as any losses, claims and expenses.  The tax sharing agreement will only terminate after the later of the full period of all applicable statutes of limitations, including extensions, or once all rights and obligations are fully effectuated or performed.

TiVo.  On April 29, 2011, DISH Network and EchoStar entered into a settlement agreement with TiVo, Inc. (“TiVo”).  The settlement resolved all pending litigation between DISH Network and EchoStar, on the one hand, and TiVo, on the other hand, including litigation relating to alleged patent infringement involving certain DISH digital video recorders, or DVRs, which litigation is described in our 2011 10-K under the caption “Item 3.  Legal Proceedings — TiVo Inc.”

Under the settlement agreement, all pending litigation has been dismissed with prejudice and all injunctions that permanently restrain, enjoin or compel any action by DISH Network or EchoStar have been dissolved.  DISH Network and EchoStar are jointly responsible for making payments to TiVo in the aggregate amount of $500 million, including an initial payment of $300 million and the remaining $200 million in six equal annual installments between 2012 and 2017.  Pursuant to the terms and conditions of the agreements entered into in connection with the Spin-off of EchoStar from DISH Network, DISH Network made the initial payment to TiVo in May 2011, except for the contribution from EchoStar totaling approximately $10 million, representing an allocation of liability relating to EchoStar’s sales of DVR-enabled receivers to an international customer.  Future payments will be allocated between DISH Network and EchoStar based on historical sales of certain licensed products, with DISH Network being responsible for 95% of each annual payment.

DISH Network and EchoStar, on the one hand, and TiVo, on the other hand, have also agreed on mutual releases of certain related claims and agreed not to challenge each other’s DVR technology-related patents that are licensed under the settlement agreement.

Because both DISH Network and EchoStar were defendants in the TiVo lawsuit, DISH Network and EchoStar were jointly and severally liable to TiVo for any final damages and sanctions that could have been awarded by the District Court.  As previously disclosed, DISH Network determined that it was obligated under the agreements entered into in connection with the Spin-off to indemnify EchoStar for substantially all liability arising from this lawsuit.  EchoStar contributed an amount equal to its $5 million intellectual property liability limit under the receiver agreement.  DISH Network and EchoStar further agreed that EchoStar’s $5 million contribution would not exhaust EchoStar’s liability to DISH Network for other intellectual property claims that may arise under the receiver agreement.  DISH Network and EchoStar also agreed that DISH Network and EchoStar would each be entitled to joint ownership of, and a cross-license to use, any intellectual property developed in connection with any potential new alternative technology.  Any amounts that EchoStar is responsible for under the settlement agreement with TiVo are in addition to the $5 million contribution previously made by EchoStar.

Patent Cross-License Agreements.  During December 2011, DISH Network and EchoStar entered into separate patent cross-license agreements with the same third party whereby: (i) EchoStar and such third party licensed their respective patents to each other subject to certain conditions; and (ii) DISH Network and such third party licensed their respective patents to each other subject to certain conditions (each, a “Cross-License Agreement”).  Each Cross License Agreement covers patents acquired by the respective party prior to January 1, 2017 and aggregate payments under both Cross-License Agreements total less than $10 million. Each Cross License Agreement also contains an option to extend each Cross-License Agreement to include patents acquired by the respective party prior to January 1, 2022.  If both options are exercised, the aggregate additional payments to such third party would total less than $3 million.  However, DISH Network and EchoStar may elect to extend their respective Cross-License Agreement independently of each other.  Since the aggregate payments under both Cross-License Agreements were based on the combined annual revenues of DISH Network and EchoStar, DISH Network and EchoStar agreed to allocate their respective payments to such third party based on their respective percentage of combined total revenue.

Sprint Settlement Agreement.  On November 3, 2011, DISH Network and Sprint entered into the Sprint Settlement Agreement pursuant to which all disputed issues relating to the DBSD Transaction and the TerreStar Transaction were resolved between DISH Network and Sprint, including, but not limited to, issues relating to costs allegedly incurred by Sprint to relocate users from the spectrum then licensed to DBSD North America and TerreStar (the “Sprint Clearing Costs”).  EchoStar was a party to the Sprint Settlement Agreement solely for the purposes of executing a mutual release between it and Sprint relating to the Sprint Clearing Costs. EchoStar was a holder of certain TerreStar debt instruments.  In March 2012, EchoStar’s remaining debt instruments were exchanged for a right to receive a distribution in accordance with the terms of the liquidating trust established pursuant to TerreStar’s chapter 11 plan of liquidation.  Pursuant to the terms of the Sprint Settlement Agreement, DISH Network made a net payment of approximately $114 million to Sprint.

Other Agreements

In November 2009, Mr. Roger Lynch became employed by both DISH Network and EchoStar as Executive Vice President.  Mr. Lynch is responsible for the development and implementation of advanced technologies that are of potential utility and importance to both DISH Network and EchoStar.  Mr. Lynch’s compensation consists of cash and equity compensation and is borne by both EchoStar and DISH Network.

Related Party Transactions with NagraStar L.L.C.

NagraStar is a joint venture between EchoStar and Nagra USA, Inc. that is our provider of encryption and related security systems intended to assure that only authorized customers have access to our programming.

The table below summarizes our transactions with NagraStar.

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$17,355	$19,716	$34,839	$40,445

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$6,374	$5,853

15.  Related Party Transactions

Related Party Transactions with DISH Network

On November 6, 2009, the board of directors of DISH Network declared a dividend of $2.00 per share on its outstanding Class A and Class B common stock, or $894 million in the aggregate.  On December 1, 2009, we paid a dividend of $1.050 billion to DOC to fund the payment of DISH Network’s dividend and other potential DISH Network cash needs.

During the second quarter 2010, we purchased EchoStar XIV from DISH Orbital II L.L.C. (“DOLLC II”), an indirect wholly-owned subsidiary of DISH Network, and our affiliate, for its fair value of approximately $448 million.  We assumed $22 million in vendor financing and the difference, or $426 million, was paid to our affiliate.  We recorded the satellite at DOLLC II’s carrying value of $317 million and recorded the difference, or $131 million, as a capital distribution to DOC.

During the third quarter 2010, we purchased EchoStar XV from DOLLC II for its fair value of approximately $413 million.  We assumed $18 million in vendor financing and the difference, or $395 million, was paid to our affiliate.  We recorded the satellite at DOLLC II’s carrying value of $278 million and recorded the difference, or $135 million, as a capital distribution to DOC.

On April 19, 2011, we paid a dividend of $1.5 billion to DOC in connection with, among other things, the funding of DISH Network’s investments in DBSD North America and DISH Network’s acquisition of most of the assets of Blockbuster, Inc.

On August 10, 2011, we paid a dividend of $700 million to DOC in connection with, among other things, the funding of the TerreStar Transaction.

On November 1, 2011, the board of directors of DISH Network declared a dividend of $2.00 per share on its outstanding Class A and Class B common stock, or $893 million in the aggregate.  On November 30, 2011, we paid a dividend of $1.3 billion to DOC to fund the payment of DISH Network’s dividend and other potential DISH Network cash needs.

Blockbuster.  On April 26, 2011, our parent, DISH Network, completed the acquisition of most of the assets of Blockbuster, Inc.  During the year ended December 31, 2011, we recorded $4 million of “Subscriber-related expenses” on our Consolidated Statements of Operations and Comprehensive Income (Loss) for Blockbuster services provided to our subscribers related to certain of our promotions.

Related Party Transactions with EchoStar

Following the Spin-off, EchoStar has operated as a separate public company, and we have no continued ownership interest in EchoStar.  However, a substantial majority of the voting power of the shares of both companies is owned beneficially by Charles W. Ergen, our Chairman, or by certain trusts established by Mr. Ergen for the benefit of his family.

EchoStar is our primary supplier of set-top boxes and digital broadcast operations and our key supplier of transponder capacity.  Generally, the prices charged for products and services provided under the agreements are based on pricing equal to EchoStar’s cost plus a fixed margin (unless noted differently below), which will vary depending on the nature of the products and services provided.

Since the Spin-off, we and EchoStar have entered into certain agreements pursuant to which we obtain certain products, services and rights from EchoStar, EchoStar obtains certain products, services and rights from us, and we and EchoStar have indemnified each other against certain liabilities arising from our respective businesses.  We also may enter into additional agreements with EchoStar in the future.  The following is a summary of the terms of the principal agreements that we have entered into with EchoStar that may have an impact on our financial position and results of operations.

“Equipment sales - EchoStar”

Remanufactured Receiver Agreement.  In connection with the Spin-off, we entered into a remanufactured receiver agreement with EchoStar pursuant to which EchoStar has the right, but not the obligation, to purchase remanufactured receivers and accessories from us at cost plus a fixed margin, which varies depending on the nature of the equipment purchased.  In November 2011, we and EchoStar extended this agreement until December 31, 2012.  EchoStar may terminate the remanufactured receiver agreement for any reason upon at least 60 days notice to us.  We may also terminate this agreement if certain entities acquire us.

“Services and other revenue - EchoStar”

Professional Services Agreement.  Prior to 2010, in connection with the Spin-off, DISH Network entered into various agreements with EchoStar including the Transition Services Agreement, Satellite Procurement Agreement and Services Agreement, which all expired on January 1, 2010 and were replaced by a Professional Services Agreement.  During 2009, DISH Network and EchoStar agreed that EchoStar shall continue to have the right, but not the obligation, to receive from DISH Network the following services, among others certain of which were previously provided under the Transition Services Agreement: information technology, travel and event coordination, internal audit, legal, accounting and tax, benefits administration, program acquisition services and other support services.  Additionally, DISH Network and EchoStar agreed that DISH Network shall continue to have the right, but not the obligation, to engage EchoStar to manage the process of procuring new satellite capacity for DISH Network (previously provided under the Satellite Procurement Agreement) and receive logistics, procurement and quality assurance services from EchoStar (previously provided under the Services Agreement).  The Professional Services Agreement automatically renewed on January 1, 2012 for an additional one-year period until January 1, 2013 and renews automatically for successive one-year periods thereafter, unless terminated earlier by either party upon at least 60 days notice.  However, either party may terminate the Professional Services Agreement in part with respect to any particular service it receives for any reason upon at least 30 days notice.

Management Services Agreement.  DISH Network entered into a Management Services Agreement with EchoStar pursuant to which DISH Network makes certain of its officers available to provide services (which are primarily legal and accounting services) to EchoStar.  Specifically, Paul W. Orban remains employed by DISH Network, but also serves as EchoStar’s Senior Vice President and Controller.  In addition, R. Stanton Dodge also served as EchoStar’s Executive Vice President, General Counsel and Secretary through November 2011.  EchoStar makes payments to DISH Network based upon an allocable portion of the personnel costs and expenses incurred by DISH Network with respect to such officers (taking into account wages and fringe benefits).  These allocations are based upon the estimated percentages of time to be spent by DISH Network’s executive officers performing services for EchoStar under the management services agreement.  EchoStar also reimburses DISH Network for direct out-of-pocket costs incurred by DISH Network for management services provided to EchoStar.  DISH Network and EchoStar evaluate all charges for reasonableness at least annually and make any adjustments to these charges as DISH Network and EchoStar mutually agree upon.

The management services agreement automatically renewed on January 1, 2012 for an additional one-year period until January 1, 2013 and renews automatically for successive one-year periods thereafter, unless terminated earlier: (i) by EchoStar at any time upon at least 30 days notice; (ii) by DISH Network at the end of any renewal term, upon at least 180 days notice; or (iii) by DISH Network upon notice to EchoStar, following certain changes in control.

Satellite Capacity Leased to EchoStar. During 2009, we entered into a satellite capacity agreement pursuant to which EchoStar leases certain satellite capacity from us on EchoStar I. The fee for the services provided under this satellite capacity agreement depends, among other things, upon the orbital location of the satellite and the length of the lease.

The lease generally terminates upon the earlier of:  (i) the end of life or replacement of the satellite (unless EchoStar determines to renew on a year-to-year basis); (ii) the date the satellite fails; (iii) the date the transponder on which service is being provided fails; or (iv) a certain date, which depends, among other things, upon the estimated useful life of the satellite, whether the replacement satellite fails at launch or in orbit prior to being placed into service, and the exercise of certain renewal options.  EchoStar generally has the option to renew this lease on a year-to-year basis through the end of the satellite’s life.  There can be no assurance that any options to renew this agreement will be exercised.

Real Estate Lease Agreement.  During 2008, DISH Network entered into a sublease for space at 185 Varick Street, New York, New York to EchoStar for a period of approximately seven years.  The rent on a per square foot basis for this sublease was comparable to per square foot rental rates of similar commercial property in the same geographic area at the time of the sublease, and EchoStar is responsible for its portion of the taxes, insurance, utilities and maintenance of the premises.

“Satellite and transmission expenses — EchoStar”

Broadcast Agreement.  In connection with the Spin-off, we and EchoStar entered into a broadcast agreement pursuant to which EchoStar provided certain broadcast services to us, including teleport services such as transmission and downlinking, channel origination services, and channel management services for a period ending on January 1, 2012 (the “Prior Broadcast Agreement”).  We had the ability to terminate channel origination services and channel management services for any reason and without any liability upon at least 60 days notice to EchoStar.  If we terminated teleport services for a reason other than our breach, we were obligated to pay EchoStar the aggregate amount of the remainder of the expected cost of providing the teleport services.  The fees for the services provided under the Prior Broadcast Agreement were calculated at cost plus a fixed margin, which varied depending on the nature of the products and services provided.

Effective January 1, 2012, we and EchoStar entered into a new broadcast agreement (the “2012 Broadcast Agreement”) pursuant to which EchoStar will continue to provide broadcast services to us, for the period from January 1, 2012 to December 31, 2016.  The material terms of the 2012 Broadcast Agreement are substantially the same as the material terms of the Prior Broadcast Agreement, except that:  (i) the fees for services provided under the 2012 Broadcast Agreement are calculated at either:  (a) EchoStar’s cost of providing the relevant service plus a fixed dollar fee, which is subject to certain adjustments; or (b) EchoStar’s cost of providing the relevant service plus a fixed margin, which will depend on the nature of the services provided; and (ii) if we terminate the teleport services provided under the 2012 Broadcast Agreement for a reason other than EchoStar’s breach, we are generally obligated to reimburse EchoStar for any direct costs EchoStar incurs related to any such termination that it cannot reasonably mitigate.  At the commencement of the 2012 Broadcast Agreement the aggregate pricing for the services provided thereunder was substantially the same as the aggregate pricing for the services provided under the Prior Broadcast Agreement at the time of its expiration.

Broadcast Agreement for Certain Sports Related Programming.  During May 2010, we and EchoStar entered into a broadcast agreement pursuant to which EchoStar provides certain broadcast services to us in connection with our carriage of certain sports related programming.  The term of this agreement is for ten years.  If we terminate this agreement for a reason other than EchoStar’s breach, we are generally obligated to reimburse EchoStar for any direct costs EchoStar incurs related to any such termination that it cannot reasonably mitigate.  The fees for the broadcast services provided under this agreement depend, among other things, upon the cost to develop and provide such services.

Satellite Capacity Leased from EchoStar.  Since the Spin-off, we entered into certain satellite capacity agreements pursuant to which we lease certain satellite capacity on certain satellites owned or leased by EchoStar.  The fees for the services provided under these satellite capacity agreements depend, among other things, upon the orbital location of the applicable satellite and the length of the lease.  The term of each lease is set forth below:

EchoStar III, VI, VIII and XII.  We lease certain satellite capacity from EchoStar on EchoStar VI, VIII and XII.  The leases generally terminate upon the earlier of:  (i) the end of life or replacement of the satellite (unless we determine to renew on a year-to-year basis); (ii) the date the satellite fails; (iii) the date the transponders on which service is being provided fails; or (iv) a certain date, which depends upon, among other things, the estimated useful life of the satellite, whether the replacement satellite fails at launch or in orbit prior to being placed into service and the exercise of certain renewal options.  We generally have the option to renew each lease on a year-to-year basis through the end of the respective satellite’s life.  There can be no assurance that any options to renew such agreements will be exercised.  In August 2010, our lease of EchoStar III terminated when it was replaced by EchoStar XV.

EchoStar IX.  We lease certain satellite capacity from EchoStar on EchoStar IX.  Subject to availability, we generally have the right to continue to lease satellite capacity from EchoStar on EchoStar IX on a month-to-month basis.

EchoStar XVI.  We will lease certain satellite capacity from EchoStar on EchoStar XVI after its service commencement date and this lease generally terminates upon the earlier of:  (i) the end of life or replacement of the satellite; (ii) the date the satellite fails; (iii) the date the transponder(s) on which service is being provided under the agreement fails; or (iv) ten years following the actual service commencement date.  Upon expiration of the initial term, we have the option to renew on a year-to-year basis through the end of life of the satellite.  There can be no assurance that any options to renew this agreement will be exercised.  EchoStar XVI is expected to be launched during the second half of 2012.

EchoStar XV.  EchoStar XV is owned by us and is operated at the 61.5 degree orbital location.  The FCC has granted EchoStar an authorization to operate the satellite at the 61.5 degree orbital location.  For so long as EchoStar XV remains in service at the 61.5 degree orbital location, we are obligated to pay EchoStar a fee, which varies depending on the number of frequencies being used by EchoStar XV.

Nimiq 5 Agreement.  During 2009, EchoStar entered into a fifteen-year satellite service agreement with Telesat Canada (“Telesat”) to receive service on all 32 DBS transponders on the Nimiq 5 satellite at the 72.7 degree orbital location (the “Telesat Transponder Agreement”).  During 2009, EchoStar also entered into a satellite service agreement (the “DISH Network Telesat Agreement”) with us, pursuant to which we currently receive service from EchoStar on all 32 of the DBS transponders covered by the Telesat Transponder Agreement.  We have also guaranteed certain obligations of EchoStar under the Telesat Transponder Agreement.  See discussion under “Guarantees” in Note 11.

Under the terms of the DISH Network Telesat Agreement, we make certain monthly payments to EchoStar that commenced in 2009 when the Nimiq 5 satellite was placed into service and continue through the service term.  Unless earlier terminated under the terms and conditions of the DISH Network Telesat Agreement, the service term will expire ten years following the date it was placed into service.  Upon expiration of the initial term we have the option to renew the DISH Network Telesat Agreement on a year-to-year basis through the end of life of the Nimiq 5 satellite.  Upon in-orbit failure or end of life of the Nimiq 5 satellite, and in certain other circumstances, we have certain rights to receive service from EchoStar on a replacement satellite.  There can be no assurance that any options to renew the DISH Network Telesat Agreement will be exercised or that we will exercise our option to receive service on a replacement satellite.

QuetzSat-1 Lease Agreement.  During 2008, EchoStar entered into a ten-year satellite service agreement with SES Latin America S.A. (“SES”), which provides, among other things, for the provision by SES to EchoStar of service on 32 DBS transponders on the QuetzSat-1 satellite.  During 2008, EchoStar also entered into a transponder service agreement (“QuetzSat-1 Transponder Agreement”) with us pursuant to which we will receive service from EchoStar on 24 of the DBS transponders.  The QuetzSat-1 Transponder Agreement will be accounted for as an operating lease.  QuetzSat-1 was launched on September 29, 2011 and was placed into service during the fourth quarter 2011 at the 67.1 degree orbital location while we and EchoStar explore alternative uses for the QuetzSat-1 satellite.  In the interim, EchoStar is providing us with alternate capacity at the 77 degree orbital location.

Under the terms of the QuetzSat-1 Transponder Agreement, we will make certain monthly payments to EchoStar commencing when the QuetzSat-1 satellite is placed into service at the 77 degree orbital location and continuing through the remainder of the service term.  Unless earlier terminated under the terms and conditions of the QuetzSat-1 Transponder Agreement, the initial service term will expire in November 2021.  Upon expiration of the initial term, we have the option to renew the QuetzSat-1 Transponder Agreement on a year-to-year basis through the end of life of the QuetzSat-1 satellite.  Upon an in-orbit failure or end of life of the QuetzSat-1 satellite, and in certain other circumstances, we have certain rights to receive service from EchoStar on a replacement satellite.  There can be no assurance that any options to renew the QuetzSat-1 Transponder Agreement will be exercised or that we will exercise our option to receive service on a replacement satellite.

TT&C Agreement.  In connection with the Spin-off, we entered into a telemetry, tracking and control (“TT&C”) agreement pursuant to which we received TT&C services from EchoStar for a period ending on January 1, 2012 (the “Prior TT&C Agreement”).  The fees for services provided under the Prior TT&C Agreement were calculated at cost plus a fixed margin.  We were able to terminate the Prior TT&C Agreement for any reason upon 60 days notice.

On January 1, 2012, we entered into a TT&C agreement pursuant to which we will continue to receive TT&C services from EchoStar for a period ending on December 31, 2016 (the “2012 TT&C Agreement”).  The material terms of the 2012 TT&C Agreement are substantially the same as the material terms of the Prior TT&C Agreement, except that the fees for services provided under the 2012 TT&C Agreement are calculated at either: (i) a fixed fee; or (ii) cost plus a fixed margin, which will vary depending on the nature of the services provided.

“Cost of sales — subscriber promotion subsidies — EchoStar”

Receiver Agreement.  EchoStar is currently our sole supplier of set-top box receivers. The table below indicates the dollar value of set-top boxes and other equipment that we purchased from EchoStar as well as the amount of purchases that are included in “Cost of sales — subscriber promotion subsidies — EchoStar” on our Consolidated Statements of Operations and Comprehensive Income (Loss).  The remaining amount is included in “Inventory” and “Property and equipment, net” on our Consolidated Balance Sheets.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Set-top boxes and other equipment purchased from EchoStar	$1,158,293	$1,470,173	$1,174,763

Set-top boxes and other equipment purchased from EchoStar included in “Cost of sales – subscriber promotion subsidies – EchoStar”	$249,440	$175,777	$188,793

In connection with the Spin-off, we and EchoStar entered into a receiver agreement pursuant to which we had the right, but not the obligation, to purchase digital set-top boxes and related accessories, and other equipment from EchoStar for a period ending on January 1, 2012 (the “Prior Receiver Agreement”).  The Prior Receiver Agreement allowed us to purchase digital set-top boxes, related accessories and other equipment from EchoStar at cost plus a fixed percentage margin, which varied depending on the nature of the equipment purchased.  Additionally, EchoStar provided us with standard manufacturer warranties for the goods sold under the Prior Receiver Agreement.  We were able to terminate the Prior Receiver Agreement for any reason upon at least 60 days notice to EchoStar.  EchoStar was able to terminate the Prior Receiver Agreement if certain entities were to acquire us.  The Prior Receiver Agreement also included an indemnification provision, whereby the parties indemnified each other for certain intellectual property matters.

Effective January 1, 2012, we and EchoStar entered into a new agreement (the “2012 Receiver Agreement”) pursuant to which we continue to have the right, but not the obligation, to purchase digital set-top boxes, related accessories, and other equipment from EchoStar for the period from January 1, 2012 to December 31, 2014.  We have an option, but not the obligation, to extend the 2012 Receiver Agreement for one additional year upon 180 days notice prior to the end of the term.  The material terms of the 2012 Receiver Agreement are substantially the same as the material terms of the Prior Receiver Agreement, except that the 2012 Receiver Agreement allows us to purchase digital set-top boxes, related accessories and other equipment from EchoStar either: (i) at a cost (decreasing as EchoStar reduces costs and increasing as costs increase) plus a dollar mark-up which will depend upon the cost of the product subject to a collar on EchoStar’s mark-up; or (ii) at cost plus a fixed margin, which will depend on the nature of the equipment purchased.  Under the 2012 Receiver Agreement EchoStar’s margins will be increased if they are able to reduce the costs of their digital set-top boxes and their margins will be impaired if these costs increase.  At the commencement of the 2012 Receiver Agreement, the aggregate pricing for the digital set-top boxes, related accessories, and other equipment sold under the 2012 Receiver Agreement was substantially the same as the aggregate pricing for the products and equipment sold under the Prior Receiver Agreement at the time of its expiration.

“General and administrative expenses — EchoStar”

Product Support Agreement.  In connection with the Spin-off, we entered into a product support agreement pursuant to which we have the right, but not the obligation, to receive product support from EchoStar (including certain engineering and technical support services) for all set-top boxes and related accessories that EchoStar has previously sold and in the future may sell to us.  The fees for the services provided under the product support agreement are calculated at cost plus a fixed margin, which varies depending on the nature of the services provided.  The term of the product support agreement is the economic life of such receivers and related accessories, unless terminated earlier.  We may terminate the product support agreement for any reason upon at least 60 days notice.  In the event of an early termination of this agreement, we are entitled to a refund of any unearned fees paid to EchoStar for the services.

Real Estate Lease Agreements.  We have entered into lease agreements pursuant to which we lease certain real estate from EchoStar.  The rent on a per square foot basis for each of the leases is comparable to per square foot rental rates of similar commercial property in the same geographic area, and EchoStar is responsible for its portion of the taxes, insurance, utilities and maintenance of the premises.  The term of each of the leases is set forth below:

·                  Inverness Lease Agreement.  In November 2011, we and EchoStar extended the lease for certain space at 90 Inverness Circle East in Englewood, Colorado for a period ending on December 31, 2016.  This agreement can be terminated by either party upon six months prior notice.

·                  Meridian Lease Agreement.  The lease for all of 9601 S. Meridian Blvd. in Englewood, Colorado is for a period ending on December 31, 2016.

·                  Santa Fe Lease Agreement.  In November 2011, we and EchoStar extended the lease for all of 5701 S. Santa Fe Dr. in Littleton, Colorado for a period ending on December 31, 2016 with a renewal option for one additional year.

·                  EchoStar Data Networks Sublease Agreement.  The sublease for certain space at 211 Perimeter Center in Atlanta, Georgia is for a period ending on October 31, 2016.

·                  Gilbert Lease Agreement.  The lease for certain space at 801 N. DISH Dr. in Gilbert, Arizona is a month to month lease and can be terminated by either party upon 30 days prior notice.

·                  Cheyenne Lease Agreement.  Effective January 1, 2012, we and EchoStar entered into a lease for certain space at 530 EchoStar Drive in Cheyenne, Wyoming for a period ending on December 31, 2031.

DISHOnline.com Services Agreement.  Effective January 1, 2010, we entered into a two-year agreement with EchoStar pursuant to which we will receive certain services associated with an online video portal.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  We have the option to renew this agreement for three successive one year terms and the agreement may be terminated for any reason upon at least 120 days notice to EchoStar.  In November 2011, we exercised our right to renew this agreement for a one-year period ending on December 31, 2012.

DISH Remote Access Services Agreement.  Effective February 23, 2010, we entered into an agreement with EchoStar pursuant to which we will receive, among other things, certain remote DVR management services.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 120 days notice to EchoStar.

SlingService Services Agreement.  Effective February 23, 2010, we entered into an agreement with EchoStar pursuant to which we will receive certain place-shifting services.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 120 days notice to EchoStar.

Move Networks Services Agreement.  In the fourth quarter 2011, EchoStar granted DISH Network the right to use Move Network’s software and video publishing systems, which facilitate the streaming, downloading and distribution of audio and video content to set-top boxes via the Internet.  The fees for the services provided under this agreement are based upon a fixed fee which varies based upon the number of set-top boxes in a given month that access Move Network’s software.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 180 days notice to EchoStar.

Other Agreements — EchoStar

Tax Sharing Agreement.  In connection with the Spin-off, DISH Network entered into a tax sharing agreement with EchoStar which governs our respective rights, responsibilities and obligations after the Spin-off with respect to taxes for the periods ending on or before the Spin-off.  Generally, all pre-Spin-off taxes, including any taxes that are incurred as a result of restructuring activities undertaken to implement the Spin-off, are borne by DISH Network, and DISH Network will indemnify EchoStar for such taxes.  However, DISH Network is not liable for and will not indemnify EchoStar for any taxes that are incurred as a result of the Spin-off or certain related transactions failing to qualify as tax-free distributions pursuant to any provision of Section 355 or Section 361 of the Code because of: (i) a direct or indirect acquisition of any of EchoStar’s stock, stock options or assets; (ii) any action that EchoStar takes or fails to take; or (iii) any action that EchoStar takes that is inconsistent with the information and representations furnished to the IRS in connection with the request for the private letter ruling, or to counsel in connection with any opinion being delivered by counsel with respect to the Spin-off or certain related transactions.  In such case, EchoStar is solely liable for, and will indemnify DISH Network for, any resulting taxes, as well as any losses, claims and expenses.  The tax sharing agreement will only terminate after the later of the full period of all applicable statutes of limitations, including extensions, or once all rights and obligations are fully effectuated or performed.

TiVo. On April 29, 2011, DISH Network and EchoStar entered into a settlement agreement with TiVo Inc.  See Note 11 for further discussion.

EchoStar XV Launch Service.  During 2009, EchoStar assigned certain of its rights under a launch contract to us for EchoStar’s fair value of $103 million.  This amount was paid to EchoStar during the first quarter of 2010.  We recorded these rights at EchoStar’s net book value of $89 million and recorded the $14 million difference between EchoStar’s net book value and our purchase price as a capital transaction with EchoStar.  We used these rights to launch EchoStar XV in July 2010.

Weather Related Programming Agreement.  During May 2010, we entered into an agreement pursuant to which, among other things, EchoStar agreed to develop certain weather related programming and we received the right to distribute such programming.  This agreement was terminated during June 2010.  In July 2010, we purchased EchoStar’s interest in the entity that was developing such weather related programming for $5 million.

International Programming Rights Agreement.  During the year ended December 31, 2011 we made no purchases and for the years ended December 31, 2010 and 2009 we purchased $2 million and $8 million, respectively, of certain international rights for sporting events from EchoStar, included in “Subscriber-related expenses” on the Consolidated Statements of Operations and Comprehensive Income (Loss), of which EchoStar only retained a certain portion.

Acquisition of South.com, L.L.C.  During October 2010, we purchased all of South.com, L.L.C. from EchoStar and another party for $5 million.  South.com, L.L.C. is an entity that holds certain authorizations for multichannel video and data distribution service (MVDDS) spectrum in the United States.

Patent Cross-License Agreements.  During December 2011, DISH Network and EchoStar entered into separate patent cross-license agreements with the same third party whereby: (i) EchoStar and such third party licensed their respective patents to each other subject to certain conditions; and (ii) DISH Network and such third party licensed their respective patents to each other subject to certain conditions (each, a “Cross-License Agreement”).  Each Cross License Agreement covers patents acquired by the respective party prior to January 1, 2017 and aggregate payments under both Cross-License Agreements total less than $10 million. Each Cross License Agreement also contains an option to extend each Cross-License Agreement to include patents acquired by the respective party prior to January 1, 2022.  If both options are exercised, the aggregate additional payments to such third party would total less than $3 million.  However, DISH Network and EchoStar may elect to extend their respective Cross-License Agreement independent of each other.  Since the aggregate payments under both Cross-License Agreements were based on the combined annual revenues of DISH Network and EchoStar, DISH Network and EchoStar agreed to allocate their respective payments to such third party based on their respective percentage of combined total revenue.

Sprint Settlement Agreement.  On November 3, 2011 DISH Network and Sprint entered into the Sprint Settlement Agreement pursuant to which all disputed issues relating to the DBSD Transaction and the TerreStar Transaction were resolved between DISH Network and Sprint, including, but not limited to, issues relating to costs allegedly incurred by Sprint to relocate users from the spectrum now licensed to DBSD North America and TerreStar (the “Sprint Clearing Costs”).  EchoStar was a party to the Sprint Settlement Agreement solely for the purposes of executing a mutual release between it and Sprint relating to the Sprint Clearing Costs.  As of December 31, 2011, EchoStar is currently a holder of certain TerreStar debt instruments.  Pursuant to the terms of the Sprint Settlement Agreement, DISH Network made a net payment of approximately $114 million to Sprint.

Other Agreements

In November 2009, Mr. Roger Lynch became employed by both DISH Network and EchoStar as Executive Vice President.  Mr. Lynch is responsible for the development and implementation of advanced technologies that are of potential utility and importance to both DISH Network and EchoStar.  Mr. Lynch’s compensation consists of cash and equity compensation and is borne by both EchoStar and DISH Network.

Related Party Transactions with NagraStar L.L.C.

NagraStar is a joint venture between EchoStar and Nagra USA, Inc. that is our provider of encryption and related security systems intended to assure that only authorized customers have access to our programming.

The table below summarizes our transactions with NagraStar.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$77,705	$79,547	$81,904

	As of December 31,
	2011	2010
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$5,853	$13,272

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Principles of Consolidation and Basis of Presentation

We consolidate all majority owned subsidiaries, investments in entities in which we have controlling influence and variable interest entities where we have been determined to be the primary beneficiary.  Non-majority owned investments are accounted for using the equity method when we have the ability to significantly influence the operating decisions of the investee.  When we do not have the ability to significantly influence the operating decisions of an investee, the cost method is used.  All significant intercompany accounts and transactions have been eliminated in consolidation.  Certain prior period amounts have been reclassified to conform to the current period presentation.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense for each reporting period. Estimates are used in accounting for, among other things, allowances for doubtful accounts, self-insurance obligations, deferred taxes and related valuation allowances, uncertain tax positions, loss contingencies, fair value of financial instruments, fair value of options granted under our stock-based compensation plans, capital leases, asset impairments, estimates of future cash flows used to evaluate impairments, useful lives of property, equipment and intangible assets, asset retirement obligations, retailer incentives, programming expenses, subscriber lives and royalty obligations. Weak economic conditions have increased the inherent uncertainty in the estimates and assumptions indicated above. Actual results may differ from previously estimated amounts, and such differences may be material to the Condensed Consolidated Financial Statements. Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected prospectively in the period they occur.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense for each reporting period.  Estimates are used in accounting for, among other things, allowances for doubtful accounts, self-insurance obligations, deferred taxes and related valuation allowances, uncertain tax positions, loss contingencies, fair value of financial instruments, fair value of options granted under our stock-based compensation plans, fair value of assets and liabilities acquired in business combinations, capital leases, asset impairments, estimates of future cash flows used to evaluate impairments, useful lives of property, equipment and intangible assets, retailer incentives, programming expenses, subscriber lives and royalty obligations.  Weak economic conditions have increased the inherent uncertainty in the estimates and assumptions indicated above.  Actual results may differ from previously estimated amounts, and such differences may be material to the Consolidated Financial Statements.  Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected prospectively in the period they occur.

Cash and Cash Equivalents

We consider all liquid investments purchased with an original maturity of 90 days or less to be cash equivalents.  Cash equivalents as of December 31, 2011 and 2010 may consist of money market funds, government bonds, corporate notes and commercial paper.  The cost of these investments approximates their fair value.

Marketable Investment Securities

We currently classify all marketable investment securities as available-for-sale. We adjust the carrying value of our available-for-sale securities to fair value and report the related temporary unrealized gains and losses as a separate component of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit),” net of related deferred income tax. Declines in the fair value of a marketable investment security which are determined to be “other-than-temporary” are recognized in our Consolidated Statements of Operations and Comprehensive Income (Loss), thus establishing a new cost basis for such investment.

We evaluate our marketable investment securities portfolio on a quarterly basis to determine whether declines in the fair value of these securities are other-than-temporary. This quarterly evaluation consists of reviewing, among other things:

·                  the fair value of our marketable investment securities compared to the carrying amount,

·                  the historical volatility of the price of each security, and

·                  any market and company specific factors related to each security.

Declines in the fair value of debt investments below cost basis are generally accounted for as follows:

Length of Time Investment Has Been In a Continuous Loss Position	Treatment of the Decline in Value (absent specific factors to the contrary)
Less than six months	Generally, considered temporary.
Six to nine months	Evaluated on a case by case basis to determine whether any company or market-specific factors exist indicating that such decline is other-than-temporary.
Greater than nine months	Generally, considered other-than-temporary. The decline in value is recorded as a charge to earnings.

Additionally, in situations where the fair value of a debt security is below its carrying amount, we consider the decline to be other-than-temporary and record a charge to earnings if any of the following factors apply:

·                  we have the intent to sell the security,

·                  it is more likely than not that we will be required to sell the security before maturity or recovery, or

·                  we do not expect to recover the security’s entire amortized cost basis, even if there is no intent to sell the security.

In general, we use the first in, first out method to determine the cost basis on sales of marketable investment securities.

Accounts Receivable

Management estimates the amount of required allowances for the potential non-collectability of accounts receivable based upon past collection experience and consideration of other relevant factors. However, past experience may not be indicative of future collections and therefore additional charges could be incurred in the future to reflect differences between estimated and actual collections.

Inventory

Inventory is stated at the lower of cost or market value.  Cost is determined using the first-in, first-out method.  The cost of manufactured inventory includes the cost of materials, labor, freight-in, royalties and manufacturing overhead.

Property and Equipment

Property and equipment are stated at cost. The costs of satellites under construction, including certain amounts prepaid under our satellite service agreements, are capitalized during the construction phase, assuming the eventual successful launch and in-orbit operation of the satellite. If a satellite were to fail during launch or while in-orbit, the resultant loss would be charged to expense in the period such loss was incurred. The amount of any such loss would be reduced to the extent of insurance proceeds estimated to be received, if any. Depreciation is recorded on a straight-line basis over useful lives ranging from one to 40 years. Repair and maintenance costs are charged to expense when incurred. Renewals and improvements that add value or extend the asset’s useful life are capitalized.

Long-Lived Assets

We review our long-lived assets and identifiable finite lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We evaluate our satellite fleet for recoverability as one asset group. For assets which are held and used in operations, the asset would be impaired if the carrying value of the asset (or asset group) exceeded its undiscounted future net cash flows. Once an impairment is determined, the actual impairment is reported as the difference between the carrying value and the fair value as estimated using discounted cash flows. Assets which are to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. We consider relevant cash flow, estimated future operating results, trends and other available information in assessing whether the carrying value of assets are recoverable.

Other Intangible Assets

We do not amortize indefinite lived intangible assets, but test these assets for impairment annually or more often if indicators of impairment arise.  Intangible assets that have finite lives are amortized over their estimated useful lives and tested for impairment as described above for long-lived assets.  Our intangible assets with indefinite lives primarily consist of FCC licenses.  Generally, we have determined that our FCC licenses have indefinite useful lives due to the following:

·                  FCC spectrum is a non-depleting asset;

·                  existing DBS licenses are integral to our business and will contribute to cash flows indefinitely;

·                  replacement satellite applications are generally authorized by the FCC subject to certain conditions, without substantial cost under a stable regulatory, legislative and legal environment;

·                  maintenance expenditures to obtain future cash flows are not significant;

·                  DBS licenses are not technologically dependent; and

·                  we intend to use these assets indefinitely.

We combine all our indefinite lived FCC licenses into a single unit of accounting. The analysis encompasses future cash flows from satellites transmitting from such licensed orbital locations, including revenue attributable to programming offerings from such satellites, the direct operating and subscriber acquisition costs related to such programming, and future capital costs for replacement satellites.  Projected revenue and cost amounts include projected subscribers.  In conducting our annual impairment test in 2011, we determined that the estimated fair value of the FCC licenses, calculated using a discounted cash flow analysis, exceeded their carrying amounts.

Long-Term Deferred Revenue, Distribution and Carriage Payments

Certain programmers provide us up-front payments. Such amounts are deferred and recognized as reductions to “Subscriber-related expenses” on a straight-line basis over the relevant remaining contract term (generally up to ten years). The current and long-term portions of these deferred credits are recorded in our Consolidated Balance Sheets in “Deferred revenue and other” and “Long-term deferred revenue, distribution and carriage payments and other long-term liabilities,” respectively.

Sales Taxes

We account for sales taxes imposed on our goods and services on a net basis in our Consolidated Statements of Operations and Comprehensive Income (Loss). Since we primarily act as an agent for the governmental authorities, the amount charged to the customer is collected and remitted directly to the appropriate jurisdictional entity.

Income Taxes and Accounting for Uncertainty in Income Taxes

We establish a provision for income taxes currently payable or receivable and for income tax amounts deferred to future periods. Deferred tax assets and liabilities are recorded for the estimated future tax effects of differences that exist between the book and tax basis of assets and liabilities. Deferred tax assets are offset by valuation allowances when we believe it is more likely than not that such net deferred tax assets will not be realized.

From time to time, we engage in transactions where the tax consequences may be subject to uncertainty. We record a liability when, in management’s judgment, a tax filing position does not meet the more likely than not threshold. For tax positions that meet the more likely than not threshold, we may record a liability depending on management’s assessment of how the tax position will ultimately be settled. We adjust our estimates periodically for ongoing examinations by and settlements with various taxing authorities, as well as changes in tax laws, regulations and precedent. We classify interest and penalties, if any, associated with our uncertain tax positions as a component of “Interest expense, net of amounts capitalized” and “Other, net,” respectively.

Fair Value of Financial Instruments

We determine fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  Market or observable inputs are the preferred source of values, followed by unobservable inputs or assumptions based on hypothetical transactions in the absence of market inputs.  We apply the following hierarchy in determining fair value:

·                  Level 1, defined as observable inputs being quoted prices in active markets for identical assets;

·                  Level 2, defined as observable inputs other than quoted prices included in Level 1, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

·                  Level 3, defined as unobservable inputs for which little or no market data exists, consistent with reasonably available assumptions made by other participants therefore requiring assumptions based on the best information available.

As of June 30, 2012 and December 31, 2011, the carrying value for cash and cash equivalents, marketable investment securities, trade accounts receivable, net of allowance for doubtful accounts, and current liabilities, excluding the “Current portion of long-term debt and capital lease obligations,” is equal to or approximates fair value due to their short-term nature or proximity to current market rates.  See Note 3.

Fair values for our publicly traded debt securities are based on quoted market prices, when available.  The fair values of our private debt is estimated based on an analysis in which we evaluate market conditions, related securities, various public and private offerings, and other publicly available information.  In performing this analysis, we make various assumptions regarding, among other things, credit spreads, and the impact of these factors on the value of the notes.  See Note 6 for the fair value of our long-term debt.

As of December 31, 2011 and 2010, the carrying value for cash and cash equivalents, marketable investment securities, trade accounts receivable, net of allowance for doubtful accounts, and current liabilities is equal to or approximates fair value due to their short-term nature or proximity to current market rates.

Fair values for our publicly traded debt securities are based on quoted market prices. The fair values of our private debt is estimated based on an analysis in which we evaluate market conditions, related securities, various public and private offerings, and other publicly available information. In performing this analysis, we make various assumptions regarding, among other things, credit spreads, and the impact of these factors on the value of the notes. See Note 7 for the fair value of our long-term debt.

Deferred Debt Issuance Costs
Costs of issuing debt are generally deferred and amortized to interest expense ratably over the terms of the respective notes (see Note 7).

Revenue Recognition

We recognize revenue when an arrangement exists, prices are determinable, collectibility is reasonably assured and the goods or services have been delivered. Revenue from our subscription television services is recognized when programming is broadcast to subscribers. Payments received from subscribers in advance of the broadcast or service period are recorded as “Deferred revenue and other” in our Consolidated Balance Sheets until earned. For certain of our promotions, subscribers are charged an upfront fee.  A portion of these fees may be deferred and recognized over the estimated subscriber life for new subscribers or the estimated remaining life for existing subscribers ranging from 18 months to five years.  Revenue from advertising sales is recognized when the related services are performed.

Subscriber fees for equipment rental, including DVRs, additional outlets and fees for receivers with multiple tuners, and our in-home service operations are recognized as revenue as earned. Generally, revenue from equipment sales and equipment upgrades is recognized upon shipment to customers.

Certain of our existing and new subscriber promotions include programming discounts. Programming revenues are recorded as earned at the discounted monthly rate charged to the subscriber.

Subscriber-Related Expenses

The cost of television programming distribution rights is generally incurred on a per subscriber basis and various upfront carriage payments are recognized when the related programming is distributed to subscribers.  Long-term flat rate programming contracts are charged to expense using the straight-line method over the term of the agreement.  The cost of television programming rights to distribute live sporting events for a season or tournament is charged to expense using the straight-line method over the course of the season or tournament.  “Subscriber-related expenses” in the Consolidated Statements of Operations and Comprehensive Income (Loss) principally include programming expenses, costs incurred in connection with our in-home service and call center operations, billing costs, refurbishment and repair costs related to receiver systems, subscriber retention and other variable subscriber expenses.  These costs are recognized as the services are performed or as incurred.

Subscriber Acquisition Costs

Subscriber acquisition costs in our Consolidated Statements of Operations and Comprehensive Income (Loss) consist of costs incurred to acquire new subscribers through third parties and our direct sales distribution channel.  Subscriber acquisition costs include the following line items from our Consolidated Statements of Operations and Comprehensive Income (Loss):

·                  “Cost of sales — subscriber promotion subsidies - EchoStar” includes the cost of our receiver systems sold to retailers and other distributors of our equipment and receiver systems sold directly by us to subscribers.

·                  “Other subscriber promotion subsidies” includes net costs related to promotional incentives and costs related to installation and other promotional subsidies.

·                  “Subscriber acquisition advertising” includes advertising and marketing expenses related to the acquisition of new DISH subscribers.  Advertising costs are expensed as incurred.

We characterize amounts paid to our independent retailers as consideration for equipment installation services and for equipment buydowns (incentives and rebates) as a reduction of revenue.  We expense payments for equipment installation services as “Other subscriber promotion subsidies.”  Our payments for equipment buydowns represent a partial or complete return of the retailer’s purchase price and are, therefore, netted against the proceeds received from the retailer.  We report the net cost from our various sales promotions through our independent retailer network as a component of “Other subscriber promotion subsidies.”  Net proceeds from the sale of subscriber related equipment pursuant to our subscriber acquisition promotions are not recognized as revenue.

Equipment Lease Programs

DISH subscribers have the choice of leasing or purchasing the satellite receiver and other equipment necessary to receive our programming. Most of our new subscribers choose to lease equipment and thus we retain title to such equipment. Equipment leased to new and existing subscribers is capitalized and depreciated over their estimated useful lives.

Statements of Cash Flow Data (Tables)	12 Months Ended
Dec. 31, 2011
Statements of Cash Flow Data
Schedule of supplemental cash flow statement disclosure
	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Cash paid for interest	$545,406	$472,586	$357,419
Cash received for interest	11,468	13,744	13,985
Cash paid for income taxes	14,661	12,978	12,384
Cash paid for income taxes to DISH Network	384,462	428,591	400,468
Vendor financing		40,000	—
Satellite and other assets financed under capital lease obligations	10,548	5,282	140,109

Marketable Investment Securities and Restricted Cash (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Marketable Investment Securities and Restricted Cash
Schedule of marketable investment securities and restricted cash

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$46,435	$100,075
Current marketable investment securities - other	1,372,631	568,188
Total current marketable investment securities	1,419,066	668,263
Restricted marketable investment securities (1)	68,657	54,507
Total marketable investment securities	1,487,723	722,770

Restricted cash and cash equivalents (1)	52,249	65,137

Total marketable investment securities and restricted cash and cash equivalents	$1,539,972	$787,907

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Condensed Consolidated Balance Sheets.

	As of December 31,
	2011	2010
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$100,075	$1,021,697
Current marketable investment securities - other	568,188	571,214
Total current marketable investment securities	668,263	1,592,911
Restricted marketable investment securities (1)	54,507	59,638
Total marketable investment securities	722,770	1,652,549

Restricted cash and cash equivalents (1)	65,137	72,757

Total marketable investment securities and restricted cash	$787,907	$1,725,306

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Consolidated Balance Sheets.

Summary of components of available-for-sale investments

	As of June 30, 2012				As of December 31, 2011
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$46,435	$—	$—	$—	$100,075	$—	$—	$—
Other (including restricted)	1,441,288	4,234	(2,828)	1,406	622,695	2,625	(4,075)	(1,450)
Total	$1,487,723	$4,234	$(2,828)	$1,406	$722,770	$2,625	$(4,075)	$(1,450)

	As of December 31,
	2011				2010
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$100,075	$—	$—	$—	$1,021,697	$—	$—	$—
Other (including restricted)	622,695	2,625	(4,075)	(1,450)	630,852	4,905	(1,140)	3,765
Total marketable investment securities	$722,770	$2,625	$(4,075)	$(1,450)	$1,652,549	$4,905	$(1,140)	$3,765

Schedule of available-for-sale securities in continuous unrealized loss position by length of time and investment category

	As of
	June 30, 2012		December 31, 2011
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$860,112	$(1,297)	$444,705	$(2,970)
12 months or more	93,550	(1,531)	33,039	(1,105)
Total	$953,662	$(2,828)	$477,744	$(4,075)

	As of December 31,
	2011			2010
	Investment Category			Investment Category
	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total
	(In thousands)
Less than Six Months:
Fair value	$185,739	$—	$185,739	$71,279	$—	$71,279
Unrealized loss	(794)	—	(794)	(133)	—	(133)
Six to Nine Months:
Fair value	146,068	—	146,068	20,051	—	20,051
Unrealized loss	(1,451)	—	(1,451)	(79)	—	(79)
Nine Months or More:
Fair value	145,937	—	145,937	106,270	—	106,270
Unrealized loss	(1,830)	—	(1,830)	(928)	—	(928)
Total Fair Value	$477,744	$—	$477,744	$197,600	$—	$197,600

Schedule of investments measured at fair value on a recurring basis

	As of
	June 30, 2012				December 31, 2011
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$2,077,026	$38,894	$2,038,132	$—	$162,549	$18,610	$143,939	$—

Debt securities:
VRDNs	$46,435	$—	$46,435	$—	$100,075	$—	$100,075	$—
Other (including restricted)	1,441,288	—	1,441,288	—	622,695	—	622,695	—
Total	$1,487,723	$—	$1,487,723	$—	$722,770	$—	$722,770	$—

As of December 31,
	2011				2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash Equivalents (including restricted)	$162,549	$18,610	$143,939	$—	$358,675	$58,353	$300,322	$—

Debt securities:
VRDNs	$100,075	$—	$100,075	$—	$1,021,697	$—	$1,021,697	$—
Other (including restricted)	622,695	—	622,695	—	630,852	10,738	620,114	—
Total marketable investment securities	$722,770	$—	$722,770	$—	$1,652,549	$10,738	$1,641,811	$—

Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory
Schedule of inventory

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Finished goods - DBS	$251,589	$294,722
Raw materials	166,247	183,675
Work-in-process - used	64,317	29,228
Work-in-process - new	535	2,307
Total inventory	$482,688	$509,932

	As of December 31,
	2011	2010
	(In thousands)
Finished goods - DBS	$294,722	$304,552
Raw materials	183,675	143,100
Work-in-process - used	29,228	36,186
Work-in-process - new	2,307	3,208
Total inventory	$509,932	$487,046

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment
Schedule of property and equipment
	Depreciable
	Life	As of December 31,
	(In Years)	2011	2010
		(In thousands)
Equipment leased to customers	2-5	$3,496,154	$3,495,360
EchoStar I	12	201,607	201,607
EchoStar VII	12	177,000	177,000
EchoStar X	12	177,192	177,192
EchoStar XI	12	200,198	200,198
EchoStar XIV	15	316,541	316,518
EchoStar XV	15	277,658	277,533
Satellites acquired under capital lease agreements	10-15	499,819	499,819
Furniture, fixtures, equipment and other	1-10	506,736	480,217
Buildings and improvements	1-40	70,716	69,165
Land	—	4,447	3,760
Construction in progress	—	42,038	16,844
Total property and equipment		5,970,106	5,915,213
Accumulated depreciation		(2,847,863)	(2,684,364)
Property and equipment, net		$3,122,243	$3,230,849

Components of construction in process
	As of December 31,
	2011	2010
	(In thousands)
Software related projects	$20,149	$3,469
Other	21,889	13,375
Construction in progress	$42,038	$16,844

Schedule of depreciation and amortization expense

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Equipment leased to customers	$163,474	$189,030	$315,917	$372,017
Satellites	32,087	32,087	64,173	64,178
Buildings, furniture, fixtures, equipment and other	16,101	13,021	28,867	26,069
148 degree orbital location (1)	67,776	—	67,776	—
Total depreciation and amortization	$279,438	$234,138	$476,733	$462,264

(1)                See “FCC Authorizations” below.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Equipment leased to customers	$725,904	$822,442	$799,169
Satellites	128,352	110,510	86,430
Buildings, furniture, fixtures, equipment and other	50,699	50,408	54,115
Total depreciation and amortization	$904,955	$983,360	$939,714

Schedule of Satellites

			Original
		Degree	Useful
	Launch	Orbital	Life	Lease Term
Satellites	Date	Location	(Years)	(Years)
Owned:
EchoStar I (1)	December 1995	77	12
EchoStar VII	February 2002	119	12
EchoStar X	February 2006	110	12
EchoStar XI	July 2008	110	12
EchoStar XIV	March 2010	119	15
EchoStar XV	July 2010	61.5	15

Leased from EchoStar:
EchoStar VI (1)	July 2000	77	12
EchoStar VIII (1)(2)	August 2002	77	12
EchoStar IX (1)(2)(3)	August 2003	121	12
EchoStar XII (1)	July 2003	61.5	10
Nimiq 5 (1)(2)	September 2009	72.7	10	10

Leased from Other Third Party:
Anik F3	April 2007	118.7	15	15
Ciel II	December 2008	129	10	10

Under Construction:
Leased from EchoStar:
EchoStar XVI	2012	61.5	10	10

(1)          See Note 15 for further discussion of our Related Party Transactions with EchoStar.

(2)          We lease a portion of the capacity on these satellites.

(3)          Leased on a month to month basis.

Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt
Schedule of interest on long-term debt
		Annual
	Semi-Annual	Debt Service
	Payment Dates	Requirements
		(In thousands)
7% Senior Notes due 2013	April 1 and October 1	$35,000
6 5/8% Senior Notes due 2014	April 1 and October 1	$66,250
7 3/4% Senior Notes due 2015	May 31 and November 30	$58,125
7 1/8% Senior Notes due 2016	February 1 and August 1	$106,875
7 7/8% Senior Notes due 2019	March 1 and September 1	$110,250
6 3/4% Senior Notes due 2021	June 1 and December 1	$135,000

Schedule of carrying and fair values of the entity's debt facilities

	As of
	June 30, 2012		December 31, 2011
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013	$500,000	$527,500	$500,000	$535,000
6 5/8% Senior Notes due 2014	1,000,000	1,075,330	1,000,000	1,060,000
7 3/4% Senior Notes due 2015	750,000	834,375	750,000	817,500
7 1/8% Senior Notes due 2016	1,500,000	1,653,750	1,500,000	1,593,750
4 5/8% Senior Notes due 2017	900,000	884,250	—	—
7 7/8% Senior Notes due 2019	1,400,000	1,606,500	1,400,000	1,589,000
6 3/4% Senior Notes due 2021	2,000,000	2,151,800	2,000,000	2,140,000
5 7/8% Senior Notes due 2022 (1)	1,000,000	1,005,000	—	—
Mortgages and other notes payable	68,800	68,800	71,871	71,871
Subtotal	9,118,800	$9,807,305	7,221,871	$7,807,121
Capital lease obligations (2)	256,010	NA	270,893	NA
Total long-term debt and capital lease obligations (including current portion)	$9,374,810		$7,492,764

(1)          Excludes $1.0 billion in additional 5 7/8% Senior Notes due 2022 issued on July 26, 2012.

(2)          Disclosure regarding fair value of capital leases is not required.

As of December 31,
	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
6 3/8% Senior Notes due 2011 (1)	$—	$—	$1,000,000	$1,032,500
7 % Senior Notes due 2013	500,000	535,000	500,000	532,815
6 5/8% Senior Notes due 2014	1,000,000	1,060,000	1,000,000	1,032,500
7 3/4% Senior Notes due 2015	750,000	817,500	750,000	798,750
7 1/8% Senior Notes due 2016	1,500,000	1,593,750	1,500,000	1,548,600
7 7/8% Senior Notes due 2019	1,400,000	1,589,000	1,400,000	1,463,000
6 3/4% Senior Notes due 2021	2,000,000	2,140,000	—	—
Mortgages and other notes payable	71,871	71,871	77,965	77,965
Subtotal	7,221,871	$7,807,121	6,227,965	$6,486,130
Capital lease obligations (2)	270,893	NA	286,971	NA
Total long-term debt and capital lease obligations (including current portion)	$7,492,764		$6,514,936

(1)          During September 2011, we repurchased $85 million of our 6 3/8% Senior Notes due 2011 in open market transactions at amounts close to par plus accrued interest.  On October 3, 2011, we redeemed the remaining $915 million principal balance of our 6 3/8% Senior Notes due 2011.

(2)          Disclosure regarding fair value of capital leases is not required.

Schedule of other long term debt and capital lease obligations
	As of December 31,
	2011	2010
	(In thousands)
Satellites and other capital lease obligations	$270,893	$286,971
8% note payable for EchoStar VII satellite vendor financing, payable over 13 years from launch	6,286	7,577
6% note payable for EchoStar X satellite vendor financing, payable over 15 years from launch	9,968	10,862
6% note payable for EchoStar XI satellite vendor financing, payable over 15 years from launch	15,106	15,951
6% note payable for EchoStar XIV satellite vendor financing, payable over 15 years from launch	21,055	22,000
6% note payable for EchoStar XV satellite vendor financing, payable over 15 years from launch	17,227	18,000
Mortgages and other unsecured notes payable due in installments through 2017 with interest rates ranging from approximately 2% to 13%	2,229	3,575
Total	342,764	364,936
Less current portion	(34,630)	(30,895)
Other long-term debt and capital lease obligations, net of current portion	$308,134	$334,041

Future minimum lease payments under capital lease obligations
For the Years Ending December 31,
2012	$83,700
2013	77,893
2014	76,296
2015	75,970
2016	75,970
Thereafter	314,269
Total minimum lease payments	704,098
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(323,382)
Net minimum lease payments	380,716
Less: Amount representing interest	(109,823)
Present value of net minimum lease payments	270,893
Less: Current portion	(28,187)
Long-term portion of capital lease obligations	$242,706

Income Taxes and Accounting for Uncertainty in Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes and Accounting for Uncertainty in Income Taxes
Schedule of components of the (provision for) benefit from income taxes
	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Current (provision) benefit:
Federal	$(277,920)	$(286,491)	$(360,974)
State	(36,408)	(68,962)	(44,399)
Foreign	—	—	(78)
	(314,328)	(355,453)	(405,451)
Deferred (provision) benefit:
Federal	(553,393)	(195,869)	38,828
State	(35,887)	18,711	789
Decrease (increase) in valuation allowance	6,761	(5,701)	(7,104)
	(582,519)	(182,859)	32,513
Total benefit (provision)	$(896,847)	$(538,312)	$(372,938)

Schedule of reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes
	For the Years Ended December 31,
	2011	2010	2009
	% of pre-tax (income)/loss
Statutory rate	(35.0)	(35.0)	(35.0)
State income taxes, net of Federal benefit	(2.0)	(2.5)	(3.4)
Stock option compensation	—	0.3	(0.2)
Other	(0.3)	1.0	1.1
Decrease (increase) in valuation allowance	0.3	—	(0.7)
Total benefit (provision) for income taxes	(37.0)	(36.2)	(38.2)

Schedule of deferred tax assets and liabilities
	As of December 31,
	2011	2010
	(In thousands)
Deferred tax assets:
NOL, credit and other carryforwards	$3,500	$—
Unrealized losses on investments	4,442	9,595
Accrued expenses	63,188	255,273
Stock-based compensation	23,000	17,683
Deferred revenue	45,556	56,324
State taxes net of federal effect	—	17,941
Total deferred tax assets	139,686	356,816
Valuation allowance	(11,114)	(15,784)
Deferred tax asset after valuation allowance	128,572	341,032

Deferred tax liabilities:
Depreciation and amortization	(1,020,045)	(681,018)
State taxes net of federal effect	(6,070)	—
Other long-term liabilities	(26,944)	—
Total deferred tax liabilities	(1,053,059)	(681,018)
Net deferred tax asset (liability)	$(924,487)	$(339,986)

Current portion of net deferred tax asset	$78,532	$281,957
Current portion of net deferred tax liability	(14,648)	—
Noncurrent portion of net deferred tax asset (liability)	(988,371)	(621,943)
Total net deferred tax asset (liability)	$(924,487)	$(339,986)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits
	For the Years Ended December 31,
Unrecognized tax benefit	2011	2010	2009
	(In thousands)
Balance as of beginning period	$170,226	$199,172	$201,271
Additions based on tax positions related to the current year	9,836	7,382	7,952
Reductions based on tax positions related to current years	(1,170)	—	—
Additions based on tax positions related to prior years	16,610	11,507	4,072
Reductions based on tax positions related to prior years	—	(43,141)	(6,042)
Reductions based on tax positions related to settlements with taxing authorities	(1,185)	(493)	(5,899)
Reductions based on tax positions related to the lapse of the statute of limitations	(3,382)	(4,201)	(2,182)
Balance as of end of period	$190,935	$170,226	$199,172

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Schedule of expense recognized related to the 401(k) Plan

	For the Years Ended December 31,
Expense Recognized Related to the 401(k) Plan	2011	2010	2009
	(In thousands)
Matching contributions, net of forfeitures	$1,521	$1,598	$6,116
Discretionary stock contributions, net of forfeitures	$22,331	$24,954	$29,004

Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Schedule of stock awards outstanding

	As of June 30, 2012
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DISH DBS employees	15,312,107	1,092,581	700,430	44,020

As of December 31, 2011
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DDBS employees	17,640,074	1,179,709	700,521	52,286

Schedule of exercise prices for stock options outstanding and exercisable associated with entity's employees

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable as of December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$ —	-	$ 10.00	3,978,408	5.67	$9.09	1,186,308	5.75	$9.09
$10.00	-	$ 15.00	829,288	6.51	$14.01	200,651	6.51	$13.96
$15.00	-	$ 20.00	2,365,215	8.17	$18.15	140,676	6.69	$18.19
$20.00	-	$ 25.00	5,467,263	4.48	$22.78	2,517,663	3.23	$22.73
$25.00	-	$ 30.00	2,507,345	5.15	$26.46	1,771,596	4.63	$26.46
$30.00	-	$ 35.00	2,454,055	8.83	$31.19	548,504	7.12	$32.29
$35.00	-	$ 40.00	38,500	5.65	$36.74	22,400	5.61	$36.68
$ —	-	$ 40.00	17,640,074	6.04	$20.38	6,387,798	4.61	$21.73

Schedule of stock option activity associated with entity's employees

	For the Six Months
	Ended June 30, 2012
	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	17,640,074	$20.38
Granted	499,500	$32.14
Exercised	(2,440,967)	$18.44
Forfeited and cancelled	(386,500)	$20.32
Total options outstanding, end of period	15,312,107	$18.91
Performance-based options outstanding, end of period (2)	6,531,800	$18.70
Exercisable at end of period	5,926,911	$17.97

(1)          The beginning of period weighted-average exercise price of $20.38 does not reflect the 2012 Stock Option Adjustment, which occurred subsequent to December 31, 2011.

(2)          These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

	2011		2010		2009
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total stock options outstanding, beginning of period (1)	18,447,004	$17.76	18,094,235	$20.86	18,267,950	$21.86
Granted	3,198,500	$28.52	2,450,500	$18.34	3,077,000	$15.69
Exercised	(1,640,462)	$12.36	(408,231)	$9.99	(233,795)	$10.95
Forfeited and cancelled (2)	(2,364,968)	$12.11	(1,689,500)	$21.69	(3,016,920)	$22.44
Total stock options outstanding, end of period	17,640,074	$20.38	18,447,004	$17.76	18,094,235	$20.86
Performance based stock options outstanding, end of period (3)	8,022,975	$18.89	9,907,250	$15.29	8,253,500	$16.27
Exercisable at end of period	6,387,798	$21.73	5,325,753	$22.70	5,722,735	$28.36

(1)   The beginning of period weighted-average exercise price for the year ended December 31, 2010 of $20.86 does not reflect the 2009 Stock Option Adjustment, which occurred subsequent to December 31, 2009.

(2)   Certain of these stock options include options that were granted to individuals who transferred to another DISH Network subsidiary not a part of DDBS.

(3)   These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Schedule of realized tax benefits from stock awards exercised

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Tax benefit from stock awards exercised	$9,787	$5,614	$11,530	$6,409

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Tax benefit from stock awards exercised	$9,786	$1,665	$1,116

Schedule of aggregate intrinsic value of stock options associated with entity's employees

	As of June 30, 2012
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$151,123	$63,994

	As of December 31, 2011
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$150,165	$45,708

Schedule of restricted stock unit activity associated with entity's employees

	For the Six Months
	Ended June 30, 2012
	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,179,709	$23.11
Granted	—	$—
Vested	(24,795)	$22.94
Forfeited and cancelled	(62,333)	$26.20
Total restricted stock units outstanding, end of period	1,092,581	$22.90
Restricted Performance Units outstanding, end of period (1)	1,092,581	$22.90

(1)          These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

	2011		2010		2009
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,271,984	$22.06	857,719	$25.04	987,625	$24.88
Granted	300,000	$30.67	600,000	$18.15	6,666	$11.11
Vested	(14,705)	$11.09	—	$—	(38,072)	$22.76
Forfeited and cancelled	(377,570)	$26.23	(185,735)	$23.07	(98,500)	$23.33
Total restricted stock units outstanding, end of period	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04
Restricted Performance Units outstanding, end of period (1)	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04

(1)          These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Schedule of non-cash, stock-based compensation expense recognized

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Non-Cash, Stock-Based Compensation Expense Recognized	2012	2011	2012	2011
	(In thousands)
2008 LTIP	$2,179	$1,495	$7,457	$14,299
Other employee performance awards	1,433	(87)	4,572	(12)
Total non-cash, stock-based compensation expense recognized for performance-based awards	$3,612	$1,408	$12,029	$14,287

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Expense estimated to be recognized during 2012	$4,412	$162
Estimated contingent expense subsequent to 2012	3,290	51,258
Total estimated remaining expense over the term of the plan	$7,702	$51,420

Schedule of awards outstanding pursuant to performance-based stock incentive plans

	As of June 30, 2012
	Number of Awards	Weighted- Average Exercise Price
Performance-Based Stock Options
2005 LTIP	1,881,500	$21.61
2008 LTIP	1,650,300	$10.92
Other employee performance awards	3,000,000	$21.16
Total	6,531,800	$18.70

Restricted Performance Units
2005 LTIP	216,831
2008 LTIP	10,750
Other employee performance awards	865,000
Total	1,092,581

	As of December 31, 2011
	Number of Awards	Weighted- Average Exercise Price
Performance Based Stock Options
2005 LTIP	1,944,500	$23.30
2008 LTIP	3,078,475	$11.95
Other employee performance awards	3,000,000	$23.16
Total	8,022,975	$18.89

Restricted Performance Units and Other
2005 LTIP	258,164
2008 LTIP	21,545
Other employee performance awards	900,000
Total	1,179,709

Schedule of allocated non-cash, stock-based compensation expense for all employees

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Subscriber-related	$357	$340	$1,194	$1,317
General and administrative	6,400	3,378	27,650	17,543
Total non-cash, stock-based compensation	$6,757	$3,718	$28,844	$18,860

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Subscriber-related	$1,914	$1,160	$1,069
General and administrative	29,249	14,227	11,158
Total non-cash, stock based compensation	$31,163	$15,387	$12,227

Schedule of assumptions of Black-Scholes option valuation model

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Stock Options	2012	2011	2012	2011
Risk-free interest rate	0.41% - 0.87%	1.76% - 3.18%	0.41% - 1.29%	1.76% - 3.18%
Volatility factor	33.15% - 38.87%	31.74% - 41.00%	33.15% - 39.34%	31.74% - 41.00%
Expected term of options in years	3.1 - 5.8	4.7 - 10.0	3.1 - 5.9	4.7 - 10.0
Weighted-average fair value of options granted	$6.72 - $10.72	$11.33 - $14.77	$6.72 - $12.69	$9.16 - $14.77

For the Years Ended December 31,
Stock Options	2011	2010	2009
Risk-free interest rate	0.36% - 3.18%	1.50% - 2.89%	1.70% - 3.19%
Volatility factor	31.74% - 45.56%	33.33% - 38.63%	29.72% - 45.97%
Expected term of options in years	3.6 - 10.0	5.2 - 7.5	3.0 - 7.3
Weighted-average fair value of options granted	$8.73 - $14.77	$6.83 - $8.14	$3.86 - $8.29

2005 LTIP
Stock-Based Compensation
Schedule of unrecognized non-cash, stock-based compensation expense

	2005 LTIP
		Vested
	Total	Portion (1)
	(In thousands)
DISH Network awards held by DISH DBS employees	$31,296	$25,107
EchoStar awards held by DISH DBS employees	5,644	4,627
Total	$36,940	$29,734

(1)          Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

	2005 LTIP
	Total	Vested Portion (1)
	(In thousands)
DISH Network awards held by DDBS employees	$31,300	$22,768
EchoStar awards held by DDBS employees	6,913	5,078
Total	$38,213	$27,846

(1)          Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

2008 LTIP and Other
Stock-Based Compensation
Schedule of unrecognized non-cash, stock-based compensation expense

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Remaining expense estimated to be recognized during 2012	$1,823	$2,128
Estimated contingent expense subsequent to 2012	1,915	46,559
Total estimated remaining expense over the term of the plan	$3,738	$48,687

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2011	2010	2009
	(In thousands)
2008 LTIP	$18,944	$2,984	$3,560
Other employee performance awards	144	271	234
Total non-cash, stock-based compensation expense recognized for performance based awards	$19,088	$3,255	$3,794

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future maturities of long-term debt, capital lease and contractual obligations

	Payments due by period
	Total	2012	2013	2014	2015	2016	Thereafter
	(In thousands)
Long-term debt obligations	$7,221,871	$6,443	$506,114	$1,005,778	$756,160	$1,504,669	$3,442,707
Capital lease obligations	270,893	28,187	24,541	25,207	27,339	30,024	135,595
Interest expense on long-term debt and capital lease obligations	3,257,955	537,000	534,685	497,274	399,500	313,963	975,533
Satellite-related obligations	2,224,776	220,527	248,679	248,461	248,244	248,027	1,010,838
Operating lease obligations	183,841	51,173	36,467	25,345	17,992	17,398	35,466
Purchase obligations	2,852,693	1,429,649	443,463	430,611	326,044	186,391	36,535
Total	$16,012,029	$2,272,979	$1,793,949	$2,232,676	$1,775,279	$2,300,472	$5,636,674

Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts
Schedule of valuation and qualifying accounts

Allowance for doubtful accounts	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions	Balance at End of Year
	(In thousands)
For the years ended:
December 31, 2011	$29,650	$94,678	$(112,412)	$11,916
December 31, 2010	$16,372	$115,478	$(102,200)	$29,650
December 31, 2009	$15,207	$112,025	$(110,860)	$16,372

Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited)
Schedule of quarterly results of operations

	For the Three Months Ended
	March 31	June 30	September 30	December 31
	(In thousands)
Year ended December 31, 2011:
Total revenue	$3,220,590	$3,331,827	$3,250,805	$3,256,824
Operating income (loss)	985,390	710,709	632,210	622,091
Net income (loss)	548,874	349,292	297,001	330,516

Year ended December 31, 2010:
Total revenue	$3,056,662	$3,167,915	$3,206,371	$3,204,789
Operating income (loss)	457,825	526,410	455,386	503,932
Net income (loss)	218,225	255,530	232,293	242,628

Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
Schedule of dollar value of set-top boxes and other equipment purchased from EchoStar and purchases included in "Cost of sales- subscriber promotion subsidies-EchoStar"

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Purchases from EchoStar	2012	2011	2012	2011
	(In thousands)
Set-top boxes and other equipment	$254,350	$270,629	$491,715	$542,755

Set-top boxes and other equipment included in “Cost of sales — subscriber promotion subsidies — EchoStar”	$51,580	$62,868	$133,854	$117,294

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Set-top boxes and other equipment purchased from EchoStar	$1,158,293	$1,470,173	$1,174,763

Set-top boxes and other equipment purchased from EchoStar included in “Cost of sales – subscriber promotion subsidies – EchoStar”	$249,440	$175,777	$188,793

Schedule of transactions with NagraStar

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$17,355	$19,716	$34,839	$40,445

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$6,374	$5,853

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$77,705	$79,547	$81,904

	As of December 31,
	2011	2010
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$5,853	$13,272

Organization and Business Activities (Details)	Jun. 30, 2012 item	Dec. 31, 2011 item
Organization and Business Activities
Number of subscribers	14,061,000	13,967,000

Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2011 Y M
Minimum
Marketable Investment Securities
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary	6
Length of time an investment has been in a continuous loss position in which the decline in value is considered other-than-temporary	9
Property and Equipment
Useful life of property and equipment, low end of range (in years)	1
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred	18
Maximum
Cash and Cash Equivalents
Original maturity period at the time of purchase by the entity for liquid investments classified as cash equivalents	90
Marketable Investment Securities
Length of time an investment has been in a continuous loss position in which the decline in value is considered as temporary	6
The length of time an investment has been in a continuous loss position in which the decline in value would be evaluated on a case by case basis to determine if the decline in value is other-than-temporary	9
Property and Equipment
Useful life of property and equipment, high end of range (in years)	40
Long-Term Deferred Revenue, Distribution and Carriage Payments
Deferred upfront payment, amortization period	10
Revenue Recognition
Period of deferral for the portion of subscriber fees that are deferred	5

Statements of Cash Flow Data (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statements of Cash Flow Data
Cash paid for interest	$ 268,627	$ 234,693	$ 545,406	$ 472,586	$ 357,419
Cash received for interest	5,932	6,133	11,468	13,744	13,985
Cash paid for income taxes	18,262	7,618	14,661	12,978	12,384
Cash paid for income taxes to DISH Network	249,214	126,903	384,462	428,591	400,468
Vendor financing				40,000
Satellites and other assets financed under capital lease obligations		$ 3,583	$ 10,548	$ 5,282	$ 140,109

Marketable Investment Securities and Restricted Cash (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 D	Dec. 31, 2011 D	Dec. 31, 2010
Marketable investment securities
Current marketable investment securities	$ 1,419,066	$ 668,263	$ 1,592,911
Restricted marketable investment securities	68,657	54,507	59,638
Total	1,487,723	722,770	1,652,549
Restricted cash and cash equivalents	52,249	65,137	72,757
Total marketable investment securities and restricted cash and cash equivalents	1,539,972	787,907	1,725,306
Current marketable investment securities - VRDNs
Marketable investment securities
Current marketable investment securities	46,435	100,075	1,021,697
Settlement period	5	5
Current marketable investment securities - other
Marketable investment securities
Current marketable investment securities	$ 1,372,631	$ 568,188	$ 571,214

Marketable Investment Securities and Restricted Cash (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains (losses), net of related tax effect	$ 1,000,000	$ (1,000,000)	$ 4,000,000
Components of available-for-sale investments
Debt security	1,419,066,000	668,263,000	1,592,911,000
Total	1,487,723,000	722,770,000	1,652,549,000
Unrealized Gains (Losses), Net
Unrealized Gains	4,234,000	2,625,000	4,905,000
Unrealized Losses	(2,828,000)	(4,075,000)	(1,140,000)
Unrealized Gains (Losses), Net	1,406,000	(1,450,000)	3,765,000
Contractual maturities of restricted and non-restricted marketable investment securities
Debt security with contractual maturities of one year or less	1,122,000,000	675,000,000
Debt securities with contractual maturities greater than one year	366,000,000	48,000,000
VRDNs
Components of available-for-sale investments
Debt security	46,435,000	100,075,000	1,021,697,000
Other (including restricted)
Components of available-for-sale investments
Debt security	1,441,288,000	622,695,000	630,852,000
Unrealized Gains (Losses), Net
Unrealized Gains	4,234,000	2,625,000	4,905,000
Unrealized Losses	(2,828,000)	(4,075,000)	(1,140,000)
Unrealized Gains (Losses), Net	$ 1,406,000	$ (1,450,000)	$ 3,765,000

Marketable Investment Securities and Restricted Cash (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value
Less than six months, Fair value		$ 185,739	$ 71,279
Six to Nine Months, Fair value		146,068	20,051
Nine Months or More, Fair value		145,937	106,270
Total Fair Value, Fair value	953,662	477,744	197,600
Unrealized loss
Less than 6 months, Unrealized loss		(794)	(133)
Six to Nine Months, Unrealized loss		(1,451)	(79)
Nine Months or More,Unrealized loss		(1,830)	(928)
Debt Securities
Fair value
Less than six months, Fair value		185,739	71,279
Six to Nine Months, Fair value		146,068	20,051
Nine Months or More, Fair value		145,937	106,270
Total Fair Value, Fair value		477,744	197,600
Unrealized loss
Less than 6 months, Unrealized loss		(794)	(133)
Six to Nine Months, Unrealized loss		(1,451)	(79)
Nine Months or More,Unrealized loss		(1,830)	(928)
Equity Securities
Fair value
Less than six months, Fair value		0
Six to Nine Months, Fair value		0
Nine Months or More, Fair value		0
Total Fair Value, Fair value		0
Unrealized loss
Less than 6 months, Unrealized loss		0
Six to Nine Months, Unrealized loss		0
Nine Months or More,Unrealized loss		$ 0

Marketable Investment Securities and Restricted Cash (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of marketable securities
Debt security	$ 1,419,066	$ 668,263	$ 1,592,911
Total	1,487,723	722,770	1,652,549
VRDNs
Fair value of marketable securities
Debt security	46,435	100,075	1,021,697
Other (including restricted)
Fair value of marketable securities
Debt security	1,441,288	622,695	630,852
Recurring basis | Total
Fair value of marketable securities
Cash equivalents (including restricted)	2,077,026	162,549	358,675
Total	1,487,723	722,770	1,652,549
Recurring basis | Total | VRDNs
Fair value of marketable securities
Debt security	46,435	100,075	1,021,697
Recurring basis | Total | Other (including restricted)
Fair value of marketable securities
Debt security	1,441,288	622,695	630,852
Recurring basis | Level 1
Fair value of marketable securities
Cash equivalents (including restricted)	38,894	18,610	58,353
Debt security		0
Debt security		0
Total		0	10,738
Recurring basis | Level 1 | Other (including restricted)
Fair value of marketable securities
Debt security			10,738
Recurring basis | Level 2
Fair value of marketable securities
Cash equivalents (including restricted)	2,038,132	143,939	300,322
Total	1,487,723	722,770	1,641,811
Recurring basis | Level 2 | VRDNs
Fair value of marketable securities
Debt security	46,435	100,075	1,021,697
Recurring basis | Level 2 | Other (including restricted)
Fair value of marketable securities
Debt security	1,441,288	622,695	620,114
Recurring basis | Level 3
Fair value of marketable securities
Cash equivalents (including restricted)		0
Debt security		0
Debt security		0
Total		$ 0

Inventory (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory
Finished goods - DBS	$ 251,589	$ 294,722	$ 304,552
Raw materials	166,247	183,675	143,100
Work-in-process - used	64,317	29,228	36,186
Work-in-process - new	535	2,307	3,208
Total inventory	$ 482,688	$ 509,932	$ 487,046

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property and Equipment
Total property and equipment		$ 5,970,106	$ 5,915,213
Accumulated depreciation	(2,931,557)	(2,847,863)	(2,684,364)
Property and equipment, net	3,064,223	3,122,243	3,230,849
Equipment leased to customers
Property and Equipment
Depreciable Life, minimum (in years)		2
Depreciable Life, maximum (in years)		5
Total property and equipment		3,496,154	3,495,360
EchoStar I
Property and Equipment
Depreciable Life (in years)	P12Y	P12Y
Total property and equipment		201,607	201,607
EchoStar VII
Property and Equipment
Depreciable Life (in years)		P12Y
Total property and equipment		177,000	177,000
EchoStar X
Property and Equipment
Depreciable Life (in years)		P12Y
Total property and equipment		177,192	177,192
EchoStar XI
Property and Equipment
Depreciable Life (in years)	P12Y	P12Y
Total property and equipment		200,198	200,198
EchoStar XIV
Property and Equipment
Depreciable Life (in years)	P15Y	P15Y
Total property and equipment		316,541	316,518
EchoStar XV
Property and Equipment
Depreciable Life (in years)		P15Y
Total property and equipment		277,658	277,533
Satellites acquired under capital lease agreements
Property and Equipment
Depreciable Life, minimum (in years)		10
Depreciable Life, maximum (in years)		15
Total property and equipment		499,819	499,819
Furniture, fixtures, equipment and other
Property and Equipment
Depreciable Life, minimum (in years)		1
Depreciable Life, maximum (in years)		10
Total property and equipment		506,736	480,217
Buildings and improvements
Property and Equipment
Depreciable Life, minimum (in years)		1
Depreciable Life, maximum (in years)		40
Total property and equipment		70,716	69,165
Land
Property and Equipment
Total property and equipment		4,447	3,760
Construction in progress
Property and Equipment
Total property and equipment		$ 42,038	$ 16,844

Property and Equipment (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Property and equipment
Total property and equipment	$ 5,970,106	$ 5,915,213
Construction in progress
Property and equipment
Total property and equipment	42,038	16,844
Construction in progress | Software related projects
Property and equipment
Total property and equipment	20,149	3,469
Construction in progress | Other
Property and equipment
Total property and equipment	$ 21,889	$ 13,375

Property and Equipment (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization expenses
Total depreciation and amortization	$ 279,438,000	$ 234,138,000	$ 476,733,000	$ 462,264,000	$ 904,955,000	$ 983,360,000	$ 939,714,000
Equipment leased to customers
Depreciation and amortization expenses
Total depreciation and amortization	163,474,000	189,030,000	315,917,000	372,017,000	725,904,000	822,442,000	799,169,000
Satellites
Property and equipment
Number of satellites utilized in geostationary orbit approximately 22,300 miles above the equator					13
Owned Satellites					6
Number of satellites utilized under operating lease					5
Number of satellites utilized under capital lease					2
Depreciation and amortization expenses
Total depreciation and amortization					128,352,000	110,510,000	86,430,000
Buildings, furniture, fixtures, equipment and other
Depreciation and amortization expenses
Total depreciation and amortization	16,101,000	13,021,000	28,867,000	26,069,000	50,699,000	50,408,000	54,115,000
EchoStar I
Property and equipment
Original Useful Life (in years)			P12Y		P12Y
EchoStar VII
Property and equipment
Original Useful Life (in years)					P12Y
EchoStar X
Property and equipment
Original Useful Life (in years)					P12Y
EchoStar XI
Property and equipment
Original Useful Life (in years)			P12Y		P12Y
EchoStar XIV
Property and equipment
Original Useful Life (in years)			P15Y		P15Y
EchoStar XV
Property and equipment
Original Useful Life (in years)					P15Y
EchoStar VI
Property and equipment
Original Useful Life (in years)					P12Y
EchoStar VIII
Property and equipment
Original Useful Life (in years)					P12Y
Number of DBS transponders, option one					32
Watts per channel, option one					120
Number of DBS transponders available, option two					16
Watts per channel, option two					240
EchoStar IX
Property and equipment
Original Useful Life (in years)					P12Y
EchoStar XII
Property and equipment
Original Useful Life (in years)					P10Y
Nimiq 5
Property and equipment
Original Useful Life (in years)					P10Y
Lease Term					10
Anik F3
Property and equipment
Original Useful Life (in years)					P15Y
Lease Term					15
Ciel II
Property and equipment
Original Useful Life (in years)					P10Y
Lease Term					10
EchoStar XVI
Property and equipment
Original Useful Life (in years)					P10Y
Lease Term					10
QuetzSat-1
Property and equipment
Number of DBS transponders, option one					24
148 degree orbital location
Property and equipment
Write down in value license agreement if FCC decides to revoke license			68,000,000		68,000,000
Depreciation and amortization expenses
Total depreciation and amortization	$ 67,776,000		$ 67,776,000

Long-Term Debt (Details) (USD $)	Dec. 31, 2011	Oct. 31, 2011 6 3/8% Senior Notes due 2011	Sep. 30, 2011 6 3/8% Senior Notes due 2011	Dec. 31, 2011 7 % Senior Notes due 2013	Jun. 30, 2012 7 % Senior Notes due 2013	Dec. 31, 2011 6 5/8% Senior Notes due 2014	Jun. 30, 2012 6 5/8% Senior Notes due 2014	Dec. 31, 2011 7 3/4% Senior Notes due 2015	Jun. 30, 2012 7 3/4% Senior Notes due 2015	Dec. 31, 2011 7 1/8% Senior Notes due 2016	Jun. 30, 2012 7 1/8% Senior Notes due 2016	Dec. 31, 2011 7 7/8% Senior Notes due 2019	Jun. 30, 2012 7 7/8% Senior Notes due 2019	Oct. 05, 2009 7 7/8% Senior Notes due 2019	Aug. 17, 2009 7 7/8% Senior Notes due 2019	Dec. 31, 2011 7 7/8% Senior Notes due 2019 Redemption Prior to September 1, 2012	Dec. 31, 2011 6 3/4% Senior Notes due 2021	Jun. 30, 2012 6 3/4% Senior Notes due 2021	May 05, 2011 6 3/4% Senior Notes due 2021	Dec. 31, 2011 6 3/4% Senior Notes due 2021 Redemption Prior to June 1, 2014	May 31, 2012 4 5/8% senior notes due 2017	Jun. 30, 2012 4 5/8% senior notes due 2017	May 16, 2012 4 5/8% senior notes due 2017	Jul. 31, 2012 5 7/8% Senior Notes due 2022	May 31, 2012 5 7/8% Senior Notes due 2022	Jul. 26, 2012 5 7/8% Senior Notes due 2022	Jun. 30, 2012 5 7/8% Senior Notes due 2022	May 16, 2012 5 7/8% Senior Notes due 2022
Debt Instrument
Repayments of debt		$ 915,000,000	$ 85,000,000
Interest rate (as a percent)	6.38%		6.38%	7.00%	7.00%	6.63%	6.63%	7.75%	7.75%	7.13%	7.13%	7.88%	7.88%				6.75%	6.75%				4.63%					5.88%
Percentage of principal amount at which the entity may redeem some or all of the notes at any time				100.00%		100.00%		100.00%		100.00%		100.00%					100.00%					100.00%					100.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control				101.00%		101.00%		101.00%		101.00%		101.00%					101.00%					101.00%					101.00%
Aggregate principal amount														400,000,000	1,000,000,000				2,000,000,000				900,000,000					1,000,000,000
Term of debt instrument (in years)												10 years					10 years				5 years			10 years	10 years
Debt instrument issuance as a percentage of the face amount														101.75%	97.47%				99.09%				100.00%			100.75%		100.00%
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions																35.00%				35.00%		35.00%					35.00%
Annual Debt Service Requirements				$ 35,000,000		$ 66,250,000		$ 58,125,000		$ 106,875,000		$ 110,250,000					$ 135,000,000

Long-Term Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 6 3/8% Senior Notes due 2011	Dec. 31, 2010 6 3/8% Senior Notes due 2011	Jun. 30, 2012 7 % Senior Notes due 2013	Dec. 31, 2011 7 % Senior Notes due 2013	Dec. 31, 2010 7 % Senior Notes due 2013	Jun. 30, 2012 6 5/8% Senior Notes due 2014	Dec. 31, 2011 6 5/8% Senior Notes due 2014	Dec. 31, 2010 6 5/8% Senior Notes due 2014	Jun. 30, 2012 7 3/4% Senior Notes due 2015	Dec. 31, 2011 7 3/4% Senior Notes due 2015	Dec. 31, 2010 7 3/4% Senior Notes due 2015	Jun. 30, 2012 7 1/8% Senior Notes due 2016	Dec. 31, 2011 7 1/8% Senior Notes due 2016	Dec. 31, 2010 7 1/8% Senior Notes due 2016	Jun. 30, 2012 7 7/8% Senior Notes due 2019	Dec. 31, 2011 7 7/8% Senior Notes due 2019	Dec. 31, 2010 7 7/8% Senior Notes due 2019	Jun. 30, 2012 6 3/4% Senior Notes due 2021	Dec. 31, 2011 6 3/4% Senior Notes due 2021	Jun. 30, 2012 Mortgages and other notes payable	Dec. 31, 2011 Mortgages and other notes payable	Dec. 31, 2010 Mortgages and other notes payable
Long-term debt
Carrying Value	$ 9,118,800	$ 7,221,871	$ 6,227,965		$ 1,000,000	$ 500,000	$ 500,000	$ 500,000	$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 750,000	$ 750,000	$ 750,000	$ 1,500,000	$ 1,500,000	$ 1,500,000	$ 1,400,000	$ 1,400,000	$ 1,400,000	$ 2,000,000	$ 2,000,000	$ 68,800	$ 71,871	$ 77,965
Fair Value	9,807,305	7,807,121	6,486,130		1,032,500	527,500	535,000	532,815	1,075,330	1,060,000	1,032,500	834,375	817,500	798,750	1,653,750	1,593,750	1,548,600	1,606,500	1,589,000	1,463,000	2,151,800	2,140,000	68,800	71,871	77,965
Capital lease obligations	256,010	270,893	286,971
Long-term debt and capital lease obligations (including current portion)	$ 9,374,810	$ 7,492,764	$ 6,514,936
Interest rate (as a percent)		6.38%		6.38%		7.00%	7.00%		6.63%	6.63%		7.75%	7.75%		7.13%	7.13%		7.88%	7.88%		6.75%	6.75%

Long-Term Debt (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other long-term debt and capital lease obligations
Total	$ 342,764	$ 364,936
Less current portion	(34,630)	(30,895)
Other long-term debt and capital lease obligations, net of current portion	308,134	334,041
Interest rate (as a percent)	6.38%
Capital lease obligations
Other long-term debt and capital lease obligations
Total	270,893	286,971
8% note payable for EchoStar VII satellite vendor financing, payable over 13 years from launch
Other long-term debt and capital lease obligations
Total	6,286	7,577
Interest rate (as a percent)	8.00%	8.00%
Term of debt instrument (in years)	13 years	13 years
6% note payable for EchoStar X satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Total	9,968	10,862
Interest rate (as a percent)	6.00%	6.00%
Term of debt instrument (in years)	15 years	15 years
6% note payable for EchoStar XI satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Total	15,106	15,951
Interest rate (as a percent)	6.00%	6.00%
Term of debt instrument (in years)	15 years	15 years
6% note payable for EchoStar XIV satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Total	21,055	22,000
Interest rate (as a percent)	6.00%	6.00%
Term of debt instrument (in years)	15 years	15 years
6% note payable for EchoStar XV satellite vendor financing, payable over 15 years from launch
Other long-term debt and capital lease obligations
Total	17,227	18,000
Interest rate (as a percent)	6.00%	6.00%
Term of debt instrument (in years)	15 years	15 years
Mortgages and other unsecured notes payable due in installments through 2017 with interest rates ranging from approximately 2% to 13%
Other long-term debt and capital lease obligations
Total	$ 2,229	$ 3,575
Interest rate, low end of range (as a percent)	2.00%	2.00%
Interest rate, high end of range (as a percent)	13.00%	13.00%

Long-Term Debt (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capital leased assets disclosures
Estimated fair value of satellites acquired under capital leases	$ 500,000,000	$ 500,000,000
Accumulated depreciation on satellites acquired under capital leases	151,000,000	109,000,000
Depreciation expense - capital leases	43,000,000	43,000,000	40,000,000
Future minimum lease payments under the capital lease obligation, together with the present value of the net minimum lease payments
2012	83,700,000
2013	77,893,000
2014	76,296,000
2015	75,970,000
2016	75,970,000
Thereafter	314,269,000
Total minimum lease payments	704,098,000
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(323,382,000)
Net minimum lease payments	380,716,000
Less: Amount representing interest	(109,823,000)
Present value of net minimum lease payments	270,893,000
Less: Current portion	(28,187,000)
Long-term portion of capital lease obligations	$ 242,706,000
FSS Satellite Anik F3
Capital leased assets disclosures
Ku-band capacity leased (as a percent)	100.00%
Term of capital lease (in years)	15
Canadian DBS Satellite Ciel II
Capital leased assets disclosures
Satellite capacity leased (as a percent)	100.00%
Initial Term of capital lease (in years)	10

Income Taxes and Accounting for Uncertainty in Income Taxes (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defered tax assets
Tax benefits related to credit carryforwards					$ 3,000,000
Valuation allowance related to tax credit carryforwards					3,000,000
Amounts paid to DISH Network					384,000,000	429,000,000	400,000,000
Current (provision) benefit:
Federal					(277,920,000)	(286,491,000)	(360,974,000)
State					(36,408,000)	(68,962,000)	(44,399,000)
Foreign							(78,000)
Total current (provision) benefit					(314,328,000)	(355,453,000)	(405,451,000)
Deferred (provision) benefit:
Federal					(553,393,000)	(195,869,000)	38,828,000
State					(35,887,000)	18,711,000	789,000
Decrease (increase) in valuation allowance					6,761,000	(5,701,000)	(7,104,000)
Total deferred (provision) benefit			(58,640,000)	(372,554,000)	(582,519,000)	(182,859,000)	32,513,000
Total benefit (provision)	(134,951,000)	(221,877,000)	(301,542,000)	(554,628,000)	(896,847,000)	(538,312,000)	(372,938,000)
Reconciliation of amounts computed by applying the statutory Federal tax rate to income before taxes
Statutory rate (as a percent)					(35.00%)	(35.00%)	(35.00%)
State income taxes, net of Federal benefit (as a percent)					(2.00%)	(2.50%)	(3.40%)
Stock option compensation (as a percent)					0.00%	0.30%	(0.20%)
Other (as a percent)					(0.30%)	1.00%	1.10%
Decrease (increase) in valuation allowance (as a percent)					0.30%		(0.70%)
Total benefit (provision) for income taxes (as a percent)					(37.00%)	(36.20%)	(38.20%)
Deferred tax assets:
NOL, credit and other carryforwards					3,500,000
Unrealized losses on investments					4,442,000	9,595,000
Accrued expenses					63,188,000	255,273,000
Stock-based compensations					23,000,000	17,683,000
Deferred revenues					45,556,000	56,324,000
State taxes net of federal effect					0	17,941,000
Total deferred tax assets					139,686,000	356,816,000
Valuation allowance					(11,114,000)	(15,784,000)
Deferred tax asset after valuation allowance					128,572,000	341,032,000
Deferred tax liabilities:
Depreciation and amortization					(1,020,045,000)	(681,018,000)
State taxes net of federal effect					(6,070,000)
Other long-term liabilities					(26,944,000)
Total deferred tax liabilities					(1,053,059,000)	(681,018,000)
Net deferred tax asset (liability)					(924,487,000)	(339,986,000)
Current portion of net deferred tax asset	78,532,000		78,532,000		78,532,000	281,957,000
Current portion of net deferred tax liability					(14,648,000)
Noncurrent portion of net deferred tax asset (liability)					(988,371,000)	(621,943,000)
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Balance as of beginning period			190,935,000	170,226,000	170,226,000	199,172,000	201,271,000
Additions based on tax positions related to the current year					9,836,000	7,382,000	7,952,000
Reductions based on tax positions related to current years					(1,170,000)
Additions based on tax positions related to prior years					16,610,000	11,507,000	4,072,000
Reductions based on tax positions related to prior years						(43,141,000)	(6,042,000)
Reductions based on tax positions related to settlements with taxing authorities					(1,185,000)	(493,000)	(5,899,000)
Reductions based on tax positions related to the lapse of the statute of limitations					(3,382,000)	(4,201,000)	(2,182,000)
Balance as of end of period					190,935,000	170,226,000	199,172,000
Unrecognized tax benefits if recognized, could favorably affect our effective tax rate					180,000,000
Interest and penalty (benefit) expense					(1,000,000)	(4,000,000)	8,000,000
Accrued interest and penalties					9,000,000	11,000,000
Maximum
Defered tax assets
State tax NOL benefits					$ 1,000,000

Employee Benefit Plans (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 item	Dec. 31, 2010	Dec. 31, 2009
DISH Network employee stock purchase plan
Employee Stock Purchase Plan
Number of shares authorized to be issued under Employee Stock Purchase Plan (ESPP)	1.8
Number of shares that remain available for issuance under ESPP	0.4
Minimum number of calendar quarters to be employed for full-time employees to be eligible to participate in the ESPP	1
Maximum fair value of capital stock permitted to be purchased by employees in any one year under ESPP	$ 25,000
Purchase price as percentage of closing market price on the last business day of each calendar quarter under ESPP	85.00%
Number of shares of common stock purchased under ESPP	0.1	0.1	0.2
DISH Network 401(k) employee savings plan
401(k) Employee Savings Plan
Employer matching contribution as a percentage of voluntary employee contributions under 401(k) plan	50.00%
Employer maximum annual contribution per employee under 401(k) plan	1,500
Expense recognized related to 401(k) plan
Matching contributions, net of forfeitures, under 401(k) plan	1,521,000	1,598,000	6,116,000
Discretionary stock contributions, net of forfeitures, under 401(k) plan	$ 22,331,000	24,954,000	29,004,000

Stock-Based Compensation (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended												1 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Dish awards	Dec. 31, 2011 Dish awards	Dec. 31, 2011 Dish awards Class A common stock	Dec. 31, 2009 Dish awards Class A common stock	Jun. 30, 2012 Dish awards Class A common stock	Dec. 31, 2011 Dish awards Class B common stock	Dec. 31, 2009 Dish awards Class B common stock	Jun. 30, 2012 Long-Term Performance Based Plans	Jun. 30, 2011 Long-Term Performance Based Plans	Jun. 30, 2012 Long-Term Performance Based Plans	Jun. 30, 2011 Long-Term Performance Based Plans	Dec. 31, 2011 Long-Term Performance Based Plans	Dec. 31, 2010 Long-Term Performance Based Plans	Dec. 31, 2009 Long-Term Performance Based Plans	Jun. 30, 2012 2005 LTIP	Dec. 31, 2011 2005 LTIP	Dec. 31, 2005 2005 LTIP	Jun. 30, 2012 2005 LTIP Dish awards	Dec. 31, 2011 2005 LTIP Dish awards	Jun. 30, 2012 2005 LTIP Echostar awards	Dec. 31, 2011 2005 LTIP Echostar awards	Jun. 30, 2012 The 2008 LTIP	Jun. 30, 2011 The 2008 LTIP	Jun. 30, 2012 The 2008 LTIP	Jun. 30, 2011 The 2008 LTIP	Dec. 31, 2011 The 2008 LTIP	Dec. 31, 2010 The 2008 LTIP	Dec. 31, 2009 The 2008 LTIP	Jun. 30, 2012 The 2008 LTIP Dish awards	Dec. 31, 2011 The 2008 LTIP Dish awards	Jun. 30, 2012 Other Employee Performance Awards	Jun. 30, 2011 Other Employee Performance Awards	Jun. 30, 2012 Other Employee Performance Awards	Jun. 30, 2011 Other Employee Performance Awards	Dec. 31, 2011 Other Employee Performance Awards	Dec. 31, 2010 Other Employee Performance Awards	Dec. 31, 2009 Other Employee Performance Awards	Jun. 30, 2012 Other Employee Performance Awards Dish awards	Dec. 31, 2011 Other Employee Performance Awards Dish awards	Jun. 30, 2012 2009 Stock Option Adjustment	Dec. 31, 2010 2009 Stock Option Adjustment	Dec. 31, 2011 2011 Stock Option Adjustment	Jun. 30, 2012 Stock Options Y	Jun. 30, 2011 Stock Options Y	Jun. 30, 2012 Stock Options Y	Jun. 30, 2011 Stock Options Y	Dec. 31, 2011 Stock Options Y	Dec. 31, 2010 Stock Options Y	Dec. 31, 2009 Stock Options Y	Jun. 30, 2012 Stock Options Maximum	Jun. 30, 2011 Stock Options Maximum	Jun. 30, 2012 Stock Options Maximum	Jun. 30, 2011 Stock Options Maximum	Dec. 31, 2011 Stock Options Maximum	Dec. 31, 2010 Stock Options Maximum	Dec. 31, 2009 Stock Options Maximum	Jun. 30, 2012 Stock Options Minimum	Jun. 30, 2011 Stock Options Minimum	Jun. 30, 2012 Stock Options Minimum	Jun. 30, 2011 Stock Options Minimum	Dec. 31, 2011 Stock Options Minimum	Dec. 31, 2010 Stock Options Minimum	Dec. 31, 2009 Stock Options Minimum	Jun. 30, 2012 Stock Options Dish awards	Dec. 31, 2011 Stock Options Dish awards	Dec. 31, 2010 Stock Options Dish awards	Dec. 31, 2009 Stock Options Dish awards	Jan. 02, 2008 Stock Options Dish awards item	Jun. 30, 2012 Stock Options Dish awards Maximum	Dec. 31, 2011 Stock Options Dish awards Maximum	Jan. 31, 2008 Stock Options Echostar awards	Jun. 30, 2012 Stock Options Echostar awards	Jan. 02, 2008 Stock Options Echostar awards item	Jun. 30, 2012 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2011 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2010 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2009 Stock Options Long-Term Performance Based Plans Dish awards	Jun. 30, 2012 Stock Options 2005 LTIP Dish awards	Dec. 31, 2011 Stock Options 2005 LTIP Dish awards	Jun. 30, 2012 Stock Options The 2008 LTIP Dish awards	Dec. 31, 2011 Stock Options The 2008 LTIP Dish awards	Jun. 30, 2012 Stock Options Other Employee Performance Awards Dish awards	Dec. 31, 2011 Stock Options Other Employee Performance Awards Dish awards	Jan. 31, 2012 Stock Options 2009 Stock Option Adjustment Dish awards employee	Feb. 28, 2010 Stock Options 2009 Stock Option Adjustment Dish awards item	Dec. 31, 2011 Stock Options 2011 Stock Option Adjustment Dish awards	Jun. 30, 2012 Restricted Stock Units Dish awards	Dec. 31, 2011 Restricted Stock Units Dish awards	Dec. 31, 2010 Restricted Stock Units Dish awards	Dec. 31, 2009 Restricted Stock Units Dish awards	Jun. 30, 2012 Restricted Stock Units Echostar awards	Dec. 31, 2011 Restricted Stock Units Echostar awards	Jan. 02, 2008 Restricted Stock Units Echostar awards	Jun. 30, 2012 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2011 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2010 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2009 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Jun. 30, 2012 Restricted Stock Units 2005 LTIP Dish awards	Dec. 31, 2011 Restricted Stock Units 2005 LTIP Dish awards	Jun. 30, 2012 Restricted Stock Units The 2008 LTIP Dish awards	Dec. 31, 2011 Restricted Stock Units The 2008 LTIP Dish awards	Jun. 30, 2012 Restricted Stock Units Other Employee Performance Awards Dish awards	Dec. 31, 2011 Restricted Stock Units Other Employee Performance Awards Dish awards
Stock-Based Compensation
Expiration term																																																																												P10Y	P10Y
Percentage of stock awards vesting per year (as a percent)								20% per year	20% per year
Common stock available for future grant under stock incentive plans (in shares)										73,000,000		72,700,000
Cash dividend (in dollars per share)										$ 2	$ 2		$ 2	$ 2
Number of stock options subject to an exercise price change in connection with the Stock Option Adjustment (in shares)																																																																																											17,300,000	16,900,000
Number of employees affected by stock option adjustment																																																																																											400	400
Reduction in exercise price due to dividend declaration (in dollars per share)																																																																																											$ 2	$ 2	$ 2
Threshold for reduction in exercise price due to dividend declaration (in dollars per share)																																																																																													$ 1
Stock option converted into new stock options (in shares)																																																																							2				2
Multiplication factor for conversion of original stock option to new stock option																																																																											0.831219					0.843907
Portion of the number of shares that were exercisable under the original option needed to receive a new stock option (as a percent)																																																																														one-fifth	one-fifth
One Echostar restricted stock unit converted into new Dish Network restricted stock units (in shares)																																																																																																				5
Stock option activity
Total options outstanding, beginning of period (in shares)																																																																							17,640,074	18,447,004	18,094,235	18,267,950					700,521		6,531,800	8,022,975	9,907,250	8,253,500	1,881,500	1,944,500	1,650,300	3,078,475	3,000,000	3,000,000
Granted (in shares)																																																																							499,500	3,198,500	2,450,500	3,077,000
Exercised (in shares)																																																																							(2,440,967)	(1,640,462)	(408,231)	(233,795)
Forfeited and cancelled (in shares)																																																																							(386,500)	(2,364,968)	(1,689,500)	(3,016,920)
Total options outstanding, end of period (in shares)																																																																							15,312,107	17,640,074	18,447,004	18,094,235					700,430		6,531,800	8,022,975	9,907,250	8,253,500	1,881,500	1,944,500	1,650,300	3,078,475	3,000,000	3,000,000
Exercisable at end of period (in shares)																																																																							5,926,911	6,387,798	5,325,753	5,722,735
Weighted-Average Exercise Price
Total options outstanding, beginning of period (in dollars per share)																																																																							$ 20.38	$ 17.76	$ 20.86	$ 21.86							$ 18.7	$ 18.89	$ 15.29	$ 16.27	$ 21.61	$ 23.3	$ 10.92	$ 11.95	$ 21.16	$ 23.16
Granted (in dollars per share)																																																																							$ 32.14	$ 28.52	$ 18.34	$ 15.69
Exercised (in dollars per share)																																																																							$ 18.44	$ 12.36	$ 9.99	$ 10.95
Forfeited and cancelled (in dollars per share)																																																																							$ 20.32	$ 12.11	$ 21.69	$ 22.44
Total options outstanding, end of period (in dollars per share)																																																																							$ 18.91	$ 20.38	$ 17.76	$ 20.86							$ 18.7	$ 18.89	$ 15.29	$ 16.27	$ 21.61	$ 23.3	$ 10.92	$ 11.95	$ 21.16	$ 23.16
Exercisable at end of period (in dollars per share)																																																																							$ 17.97	$ 21.73	$ 22.7	$ 28.36
Aggregate intrinsic value
Options outstanding																																																																							$ 151,123,000	$ 150,165,000
Options exercisable																																																																							63,994,000	45,708,000
Restricted stock units
Total restricted stock units outstanding, beginning of period (in shares)																																																																																														1,179,709	1,271,984	857,719	987,625	44,020	52,286		1,092,581	1,179,709	1,271,984	857,719	216,831	258,164	10,750	21,545	865,000	900,000
Granted (in shares)																																																																																															300,000	600,000	6,666
Vested (in shares)																																																																																														(24,795)	(14,705)		(38,072)
Forfeited and cancelled (in shares)																																																																																														(62,333)	(377,570)	(185,735)	(98,500)
Total restricted stock units outstanding, end of period (in shares)																																																																																														1,092,581	1,179,709	1,271,984	857,719	44,020	52,286		1,092,581	1,179,709	1,271,984	857,719	216,831	258,164	10,750	21,545	865,000	900,000
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period (in dollars per share)																																																																																														$ 23.11	$ 22.06	$ 25.04	$ 24.88				$ 22.9	$ 23.11	$ 22.06	$ 25.04
Granted (in dollars per share)																																																																																															$ 30.67	$ 18.15	$ 11.11
Vested (in dollars per share)																																																																																														$ 22.94	$ 11.09		$ 22.76
Forfeited and cancelled (in dollars per share)																																																																																														$ 26.2	$ 26.23	$ 23.07	$ 23.33
Total restricted stock units outstanding, end of period (in dollars per share)																																																																																														$ 22.9	$ 23.11	$ 22.06	$ 25.04				$ 22.9	$ 23.11	$ 22.06	$ 25.04
2005 LTIP Terms
Vesting period																								7 years
Percentage awards vesting per annum during first four years																								10.00%
Percentage awards vesting per annum after first four years																								20.00%
Unrecognized non-cash stock-based compensation expense
Total																						36,940,000	38,213,000		31,296,000	31,300,000	5,644,000	6,913,000
Vested Portion																						29,734,000	27,846,000		25,107,000	22,768,000	4,627,000	5,078,000
Share-based compensation additional disclosures
Tax benefit from stock awards exercised																																																		9,787,000	5,614,000	11,530,000	6,409,000	9,786,000	1,665,000	1,116,000
Portion vested (as a percent)																													70.00%		70.00%		45.00%
Remaining portion to meet vesting condition (as a percent)																													30.00%		30.00%		55.00%
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Expense estimated to be recognized during 2012																																					4,412,000									162,000
Estimated contingent expense subsequent to 2012																																					3,290,000									51,258,000
Expense estimated to be recognized during first quarter 2012																																																	13,000,000
Expense estimated to be recognized after first quarter 2012																																																	9,000,000
Total estimated expense remaining over the term of plan																																				3,738,000	7,702,000								48,687,000	51,420,000			22,000,000
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	$ 6,757,000	$ 3,718,000	$ 28,844,000	$ 18,860,000	$ 31,163,000	$ 15,387,000	$ 12,227,000								$ 3,612,000	$ 1,408,000	$ 12,029,000	$ 14,287,000	$ 19,088,000	$ 3,255,000	$ 3,794,000								$ 2,179,000	$ 1,495,000	$ 7,457,000	$ 14,299,000	$ 18,944,000	$ 2,984,000	$ 3,560,000			$ 1,433,000	$ (87,000)	$ 4,572,000	$ (12,000)	$ 144,000	$ 271,000	$ 234,000			$ 13,000,000	$ 3,000,000
Black-Scholes option valuation model, assumptions
Risk free interest rate, low end of range (as a percent)																																																		0.41%	1.76%	0.41%	1.76%	0.36%	1.50%	1.70%
Risk free interest rate, high end of range (as a percent)																																																		0.87%	3.18%	1.29%	3.18%	3.18%	2.89%	3.19%
Volatility factor, low end of range (as a percent)																																																		33.15%	31.74%	33.15%	31.74%	31.74%	33.33%	29.72%
Volatility factor, high end of range (as a percent)																																																		38.87%	41.00%	39.34%	41.00%	45.56%	38.63%	45.97%
Expected term of options, low end of range (in years)																																																		3.1	4.7	3.1	4.7	3.6	5.2	3
Expected term of options, high end of range (in years)																																																		5.8	10	5.9	10	10	7.5	7.3
Weighted-average fair value of options granted (in dollars per share)																																																									$ 10.72	$ 14.77	$ 12.69	$ 14.77	$ 14.77	$ 8.14	$ 8.29	$ 6.72	$ 11.33	$ 6.72	$ 9.16	$ 8.73	$ 6.83	$ 3.86
Dividend yield percentage																																																				0.00%		0.00%	0.00%	0.00%

Stock-Based Compensation (Details 2) (Stock Options, Dish awards, USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Range of Exercise Prices $00.00 - $10.00	Dec. 31, 2011 Range of Exercise Prices $10.00 - $15.00	Dec. 31, 2011 Range of Exercise Prices $15.00 - $20.00	Dec. 31, 2011 Range of Exercise Prices $20.00 - $25.00	Dec. 31, 2011 Range of Exercise Prices $25.00 - $30.00	Dec. 31, 2011 Range of Exercise Prices $30.00 - $35.00	Dec. 31, 2011 Range of Exercise Prices $35.00 - $40.00	Dec. 31, 2011 Range of Exercise Prices $00.00 - $40.00
Exercise prices for stock options outstanding and exercisable:
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)						$ 0	$ 10	$ 15	$ 20	$ 25	$ 30	$ 35	$ 0
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)						$ 10	$ 15	$ 20	$ 25	$ 30	$ 35	$ 40	$ 40
Number of stock options outstanding	15,312,107	17,640,074	18,447,004	18,094,235	18,267,950	3,978,408	829,288	2,365,215	5,467,263	2,507,345	2,454,055	38,500	17,640,074
Outstanding, Weighted-Average Remaining Contractual Life (in years)						$ 5.67	$ 6.51	$ 8.17	$ 4.48	$ 5.15	$ 8.83	$ 5.65	$ 6.04
Outstanding, Weighted-Average Exercise Price	$ 18.91	$ 20.38	$ 17.76	$ 20.86	$ 21.86	$ 9.09	$ 14.01	$ 18.15	$ 22.78	$ 26.46	$ 31.19	$ 36.74	$ 20.38
Number of stock options exercisable	5,926,911	6,387,798	5,325,753	5,722,735		1,186,308	200,651	140,676	2,517,663	1,771,596	548,504	22,400	6,387,798
Exercisable, Weighted-Average Remaining Contractual Life (in years)						$ 5.75	$ 6.51	$ 6.69	$ 3.23	$ 4.63	$ 7.12	$ 5.61	$ 4.61
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 17.97	$ 21.73	$ 22.7	$ 28.36		$ 9.09	$ 13.96	$ 18.19	$ 22.73	$ 26.46	$ 32.29	$ 36.68	$ 21.73

Stock-Based Compensation (Details 3) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation
Non-cash, stock-based compensation	$ 6,757,000	$ 3,718,000	$ 28,844,000	$ 18,860,000	$ 31,163,000	$ 15,387,000	$ 12,227,000
Non-Performance Based Stock Awards
Stock-Based Compensation
Unrecognized compensation expense	25,000,000		25,000,000		24,000,000
Future forfeiture rate (as a percent)	3.80%		3.80%		3.70%
Weighted-average period (in years)	2				2
2009 Stock Option Adjustment
Stock-Based Compensation
Non-cash, stock-based compensation			13,000,000			3,000,000
Subscriber-related
Stock-Based Compensation
Non-cash, stock-based compensation	357,000	340,000	1,194,000	1,317,000	1,914,000	1,160,000	1,069,000
General and administrative
Stock-Based Compensation
Non-cash, stock-based compensation	$ 6,400,000	$ 3,378,000	$ 27,650,000	$ 17,543,000	$ 29,249,000	$ 14,227,000	$ 11,158,000

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Commitment and Contingencies
Total	$ 16,012,029
2012	2,272,979
2013	1,793,949
2014	2,232,676
2015	1,775,279
2016	2,300,472
Thereafter	5,636,674
Long-term debt obligations
Commitment and Contingencies
Total	7,221,871
2012	6,443
2013	506,114
2014	1,005,778
2015	756,160
2016	1,504,669
Thereafter	3,442,707
Capital lease obligations
Commitment and Contingencies
Total	270,893
2012	28,187
2013	24,541
2014	25,207
2015	27,339
2016	30,024
Thereafter	135,595
Interest expense on long-term debt and capital lease obligations
Commitment and Contingencies
Total	3,257,955
2012	537,000
2013	534,685
2014	497,274
2015	399,500
2016	313,963
Thereafter	975,533
Satellite-related obligations
Commitment and Contingencies
Total	2,224,776
2012	220,527
2013	248,679
2014	248,461
2015	248,244
2016	248,027
Thereafter	1,010,838
Operating lease obligations
Commitment and Contingencies
Total	183,841
2012	51,173
2013	36,467
2014	25,345
2015	17,992
2016	17,398
Thereafter	35,466
Purchase Obligations
Commitment and Contingencies
Total	2,852,693
2012	1,429,649
2013	443,463
2014	430,611
2015	326,044
2016	186,391
Thereafter	$ 36,535

Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2008 Dish Network	Jun. 30, 2012 Dish Network	Jun. 30, 2012 Dish Network TerreStar Networks, Inc. ("TerreStar")	Jun. 30, 2011 Dish Network TerreStar Networks, Inc. ("TerreStar")	Mar. 31, 2012 Dish Network DBSD North America	Jun. 30, 2011 Dish Network DBSD North America	Jun. 30, 2012 Dish Network DBSD North America	Dec. 31, 2011 Dish Network Sprint Settlement Agreement
Commitments and Contingencies
Unrecognized tax benefits	$ 180
Spectrum Investments
Commitment by related party to acquire equity ownership (as a percent)						100.00%	100.00%
Purchase price of assets			2,860	1,382	1,375		1,400	1,364	114
Payment to acquire certain 700 MHz wireless licenses		$ 712

Commitments and Contingencies (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended						1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Maximum Y	Dec. 31, 2011 Minimum Y	Dec. 31, 2011 Satellite-related obligations satellite	Dec. 31, 2009 Satellite Under Construction - EchoStar XVI Y
Commitments and Contingencies
Total rent expense for operating leases	$ 267	$ 263	$ 189
Commitments
Term of programming contracts (in years)				10	1
Transponder service agreement period (in years)							10
Number of satellites agreed to lease under construction						1

Commitments and Contingencies (Details 4) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended				1 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended						1 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 30, 2011 Retailer Class Actions	Sep. 30, 2010 Retailer Class Actions	Dec. 31, 2010 Retailer Class Actions	Sep. 20, 2010 Retailer Class Actions	Feb. 29, 2012 Katz Communications-Patent infringement petition	Jun. 30, 2012 Katz Communications-Patent infringement petition patent	Dec. 31, 2011 Katz Communications-Patent infringement patent	Dec. 31, 2007 Katz Communications-Patent infringement patent	Jun. 30, 2012 Satellite lease guarantees	Dec. 31, 2011 Satellite lease guarantees	Jun. 30, 2012 Satellite transponder guarantees	Dec. 31, 2011 Satellite transponder guarantees	Feb. 29, 2012 ESPN-Affiliation agreements	Apr. 30, 2009 ESPN-Affiliation agreements	Dec. 31, 2011 ESPN-Affiliation agreements	Dec. 31, 2008 ESPN-Affiliation agreements	Jun. 30, 2012 ESPN-Affiliation agreements	Jun. 21, 2011 ESPN-Affiliation agreements	Dec. 31, 2010 ESPN-Affiliation agreements	Mar. 15, 2010 ESPN-Affiliation agreements	Jul. 31, 2009 Technology Development Licensing-Patent infringement petition	Dec. 31, 2011 Tivo Inc installment	Apr. 20, 2011 Tivo Inc boxes	Dec. 31, 2010 Tivo Inc	Jun. 30, 2012 Voom HD Holdings-Affiliation agreements	Dec. 31, 2011 Voom HD Holdings-Affiliation agreements	Apr. 30, 2010 Voom HD Holdings-Affiliation agreements motion
Loss contingencies
Guarantee for payments														$ 148,000,000	$ 185,000,000	$ 470,000,000	$ 502,000,000
Guarantee term (in years)														three year	three year
Claim amount																					35,000,000									2,500,000,000	2,500,000,000
Additional claim amount																			30,000,000
Court ruling																							66,000,000		66,000,000
Litigation accrual								60,000,000												66,000,000		71,000,000		42,000,000					517,000,000
Litigation expense	23,727,000	(316,949,000)	(316,949,000)	225,456,000	361,024,000															24,000,000
Attorneys' fees																		5,000,000
Settlement amount							60,000,000																				500,000,000
Aggregate maximum value of all monthly incentive payments									23,000,000
Disablement provision contempt sanction amount																												90,000,000
Initial settlement amount paid																											300,000,000
Aggregate of six annual installment amounts between 2012 and 2017, gross																											200,000,000
Litigation settlement, number of annual installments																											6
Settlement payment						60,000,000																					290,000,000
Estimated percentage of annual payments payable by entity																											95.00%
Contribution from related party																											10,000,000
Reversal of litigation accrual																											335,000,000
Portion of litigation payment related to prior periods																											182,000,000
Portion of litigation payment related to future period prepayments																											108,000,000
Dish Network's share of remaining litigation payments																											190,000,000
Litigation settlement gross amount related to future periods																											298,000,000
Reduction in litigation expense																											6,000,000
Litigation settlement intellectual property liability contribution from related party																											$ 5,000,000
Loss Contingency Terms
Number of set-top boxes not required to be disabled																												192,000
Number of patents the suit alleges infringement of											4	4	19
Number of reexamination petitions pending before patent and trademark office										1	1															2
Number of motions seeking discovery sanctions																																2

Valuation and Qualifying Accounts (Details) (Allowance for doubtful accounts, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowance for doubtful accounts
Valuation and qualifying accounts
Balance at Beginning of Period	$ 29,650	$ 16,372	$ 15,207
Charged to Costs and Expenses	94,678	115,478	112,025
Deductions	(112,412)	(102,200)	(110,860)
Balance at End of Period	$ 11,916	$ 29,650	$ 16,372

Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Data (Unaudited)
Total revenue	$ 3,317,621	$ 3,256,824	$ 3,250,805	$ 3,331,827	$ 3,220,590	$ 3,204,789	$ 3,206,371	$ 3,167,915	$ 3,056,662	$ 6,564,847	$ 6,552,417	$ 13,060,046	$ 12,635,737	$ 11,663,118
Operating income (loss)	502,238	622,091	632,210	710,709	985,390	503,932	455,386	526,410	457,825	1,076,208	1,696,099	2,950,400	1,943,553	1,389,150
Net income (loss)	$ 221,910	$ 330,516	$ 297,001	$ 349,292	$ 548,874	$ 242,628	$ 232,293	$ 255,530	$ 218,225	$ 499,400	$ 898,166	$ 1,525,683	$ 948,676	$ 603,655

Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended						6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 Dish Network	Aug. 31, 2011 Dish Network	Apr. 30, 2011 Dish Network	Dec. 31, 2009 Dish Network	Nov. 30, 2009 Dish Network	Nov. 30, 2011 Dish Network Sprint Settlement Agreement	Jun. 30, 2012 EchoStar Remanufactured Receiver Agreement D	Dec. 31, 2011 EchoStar Remanufactured Receiver Agreement D	May 31, 2010 EchoStar Certain Sports Related Programming Broadcast Agreement Y	Jun. 30, 2012 EchoStar EchoStar XVI Y	Dec. 31, 2011 EchoStar EchoStar XVI Y	Dec. 31, 2009 EchoStar DISH Nimiq 5 Agreement Y transponder	Dec. 31, 2008 EchoStar QuetzSat-1 Lease Agreement Y transponder	Jan. 31, 2012 EchoStar TT&C Agreement D	Jun. 30, 2012 EchoStar TT&C Agreement D	Jan. 31, 2012 EchoStar Receiver Agreement D Y	Jun. 30, 2012 EchoStar Receiver Agreement	Jun. 30, 2011 EchoStar Receiver Agreement	Jun. 30, 2012 EchoStar Receiver Agreement D	Jun. 30, 2011 EchoStar Receiver Agreement	Dec. 31, 2011 EchoStar Receiver Agreement	Dec. 31, 2010 EchoStar Receiver Agreement	Dec. 31, 2009 EchoStar Receiver Agreement	Jun. 30, 2012 EchoStar Santa Fe Lease Agreement Y	Dec. 31, 2011 EchoStar Santa Fe Lease Agreement Y	Jun. 30, 2012 EchoStar Gilbert Lease Agreement D	Dec. 31, 2011 EchoStar Gilbert Lease Agreement D	Nov. 30, 2011 EchoStar DISH Online.com Services Agreement Y	Jan. 31, 2010 EchoStar DISH Online.com Services Agreement option	Jan. 31, 2010 EchoStar DISH Online.com Services Agreement Y	Feb. 28, 2010 EchoStar DISH Remote Access Services Agreement Y	Jun. 30, 2012 EchoStar DISH Remote Access Services Agreement Y	Dec. 31, 2011 EchoStar DISH Remote Access Services Agreement Y	Feb. 28, 2010 EchoStar Sling Service Services Agreement Y	Jun. 30, 2012 EchoStar Sling Service Services Agreement Y	Dec. 31, 2011 EchoStar Sling Service Services Agreement Y	Mar. 31, 2010 EchoStar EchoStar XV Launch Service	Dec. 31, 2009 EchoStar EchoStar XV Launch Service	Jul. 30, 2010 EchoStar Weather Related Programming Agreement	Oct. 31, 2010 EchoStar Acquisition of South.com, L.L.C	Dec. 31, 2010 EchoStar International Programming Rights Agreement	Dec. 31, 2009 EchoStar International Programming Rights Agreement	Jun. 30, 2012 EchoStar RUS Agreement D	Jun. 30, 2012 EchoStar Inverness Lease Agreement M	Dec. 31, 2011 EchoStar Inverness Lease Agreement M	Jan. 31, 2012 EchoStar Minimum Broadcast Agreement D	Jun. 30, 2012 EchoStar Minimum Broadcast Agreement D	Jan. 31, 2012 EchoStar Minimum Receiver Agreement D	Jun. 30, 2012 EchoStar Minimum Product Support Agreement D	Dec. 31, 2011 EchoStar Minimum Product Support Agreement D	Jun. 30, 2012 EchoStar Minimum DISH Online.com Services Agreement D	Dec. 31, 2011 EchoStar Minimum DISH Online.com Services Agreement D	Jun. 30, 2012 EchoStar Minimum DISH Remote Access Services Agreement D	Dec. 31, 2011 EchoStar Minimum DISH Remote Access Services Agreement D	Jun. 30, 2012 EchoStar Minimum Sling Service Services Agreement D	Dec. 31, 2011 EchoStar Minimum Sling Service Services Agreement D	Apr. 30, 2011 EchoStar Dish Network TiVo v. Dish Network and EchoStar Corporation	Jan. 31, 2012 EchoStar Dish Network Professional Services Agreement D Y	Jun. 30, 2012 EchoStar Dish Network Professional Services Agreement D Y	Jan. 31, 2012 EchoStar Dish Network Management Services Agreement D Y	Mar. 31, 2012 EchoStar Dish Network Management Services Agreement Y	Jun. 30, 2012 EchoStar Dish Network Management Services Agreement Y D	Dec. 31, 2008 EchoStar Dish Network Real Estate Lease Agreement Y	Dec. 31, 2011 EchoStar Dish Network Move Networks Services Agreement Y	Jun. 30, 2012 EchoStar Dish Network Move Networks Services Agreement Y	Dec. 31, 2011 EchoStar Dish Network Move Networks Services Agreement Y	Jun. 30, 2012 EchoStar Dish Network Minimum Move Networks Services Agreement D	Dec. 31, 2011 EchoStar Dish Network Minimum Move Networks Services Agreement D	Dec. 31, 2011 EchoStar Dish Network Maximum Patent Cross-License Agreements	Jun. 30, 2012 EchoStar Dish Network Maximum Patent Cross-License Agreements	Jun. 30, 2012 Blockbuster, Inc.	Jun. 30, 2012 Blockbuster, Inc.	Dec. 31, 2011 Blockbuster, Inc.	Jun. 30, 2012 NagraStar	Jun. 30, 2011 NagraStar	Jun. 30, 2012 NagraStar	Jun. 30, 2011 NagraStar	Dec. 31, 2011 NagraStar	Dec. 31, 2010 NagraStar	Dec. 31, 2009 NagraStar	Jun. 30, 2010 EchoStar XIV DISH Orbital II L.L.C	Sep. 30, 2010 EchoStar XV DISH Orbital II L.L.C
Related Party Transactions
Dividend paid to DOC					$ 3,500,000,000		$ 1,050,000,000	$ 1,300,000,000	$ 700,000,000	$ 1,500,000,000	$ 1,050,000,000
Dividend declared (in dollars per share)								$ 2				$ 2
Aggregate dividend declared (in dollars per share)								893,000,000				894,000,000
Fair value of property and equipment																																																																																								448,000,000	413,000,000
Amount assumed in vendor financings																																																																																								22,000,000	18,000,000
Amount paid to affiliate																																																																																								426,000,000	395,000,000
Carrying value of property and equipment	3,064,223,000		3,064,223,000		3,122,243,000	3,230,849,000																																																																																		317,000,000	278,000,000
Capital distribution to DOC																																																																																								131,000,000	135,000,000
Subscriber-related expenses																																																																														5,000,000	10,000,000	4,000,000
Minimum required notice period for termination of agreement by related party (in days)														60	60																																																				30		30
Automatic renewal period (in years)																																							1	1		1	1																						1	1	1		1			1	1
Term of renewal option exercised																																			1
Required notice for termination of agreement (in days)																																																																	60	60
Required notice for renewal of agreement (in days)																							180			180
Required notice for termination of individual service (in days)																																																																	30
Required notice period for termination of agreement by the reporting entity																					60	60																												45			60	60	60	60	60	120	120	120	120	120	120											180	180
Minimum required notice period for termination of agreement by related party providing service (in days)																																																																			180		180
Agreement term (in years)																10			10																	2	2	5			5																								1		1	1		7	5
Agreement term with third party (in years)																			15	10
Agreement term from commencement of service date (in years)																	10	10
Number of DBS transponders available to receive services																			32
Number of DBS transponders available for related party to receive services																			32	32
Number of DBS transponders expected to receive services																				24
Set-top boxes and other equipment purchased from EchoStar																								254,350,000	270,629,000	491,715,000	542,755,000	1,158,293,000	1,470,173,000	1,174,763,000
Set-top boxes and other equipment included in "Cost of sales - subscriber promotion subsidies - Echostar"	51,580,000	62,868,000	133,854,000	117,294,000	249,440,000	175,777,000	188,793,000																	51,580,000	62,868,000	133,854,000	117,294,000	249,440,000	175,777,000	188,793,000
Required notice period for termination of agreement (in years)																																	30	30																	6	6
Term of renewal option (in years)																							1								1	1				1	1
Number of successive one year renewal options																																				3	3
Fair value of rights assigned																																													103,000,000
Recorded value of rights assigned																																												89,000,000
Excess of paid amount over recorded amount of rights assigned																																												14,000,000
Amount paid for related party transaction																																														5,000,000	5,000,000	2,000,000	8,000,000															5,000,000
Payments to third party by related party																																																																												10,000,000
Payments to third party by related party under extension option																																																																												3,000,000	3,000,000
Net payment for agreement settlement													114,000,000
Expenses from transactions with related party																																																																																	17,355,000	19,716,000	34,839,000	40,445,000	77,705,000	79,547,000	81,904,000
Amounts Payable and Commitments	$ 247,088,000		$ 247,088,000		$ 222,917,000	$ 238,629,000																																																																											$ 6,374,000		$ 6,374,000		$ 5,853,000	$ 13,272,000

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current Assets:
Cash and cash equivalents	$ 2,431,519	$ 399,072	$ 1,386,486	$ 507,266	$ 98,226	$ 98,001
Marketable investment securities (Note 3)	1,419,066	668,263		1,592,911
Trade accounts receivable - other, net of allowance for doubtful accounts of $14,052 and $11,916, respectively	801,807	771,055		771,383
Trade accounts receivable - EchoStar, net of allowance for doubtful accounts of zero	16,105	16,296		14,155
Inventory	482,688	509,932		487,046
Deferred tax assets (Note 8)	78,532	78,532		281,957
Other current assets	137,041	117,792		70,515
Total current assets	5,366,758	2,560,942		3,725,233
Noncurrent Assets:
Restricted cash and marketable investment securities	120,906	119,644		132,395
Property and equipment, net of accumulated depreciation of $2,931,557 and $2,847,863, respectively	3,064,223	3,122,243		3,230,849
FCC authorizations	611,794	679,570		679,570
Other noncurrent assets, net	109,842	121,290		67,586
Total noncurrent assets	3,906,765	4,042,747		4,110,400
Total assets	9,273,523	6,603,689		7,835,633
Current Liabilities:
Trade accounts payable - other	142,299	131,305		161,413
Trade accounts payable - EchoStar	247,088	222,917		238,629
Deferred revenue and other	817,727	809,559		803,737
Accrued programming	1,162,752	1,055,925		1,089,976
Litigation accrual (Note 8)	70,999	65,580		619,022
Other accrued expenses	601,233	534,832		512,705
Current portion of long-term debt and capital lease obligations (Note 6)	32,568	34,630		1,030,895
Total current liabilities	3,074,666	2,854,748		4,456,377
Long-Term Obligations, Net of Current Portion:
Long-term debt and capital lease obligations, net of current portion (Note 6)	9,342,242	7,458,134		5,484,041
Deferred tax liabilities	1,046,545	988,371		621,943
Long-term deferred revenue, distribution and carriage payments and other long-term liabilities	159,788	187,407		215,832
Total long-term obligations, net of current portion	10,548,575	8,633,912		6,321,816
Total liabilities	13,623,241	11,488,660		10,778,193
Commitments and Contingencies (Note 8)
Stockholder's Equity (Deficit):
Common stock, $.01 par value, 1,000,000 shares authorized, 1,015 shares issued and outstanding
Additional paid-in capital	1,240,678	1,207,681		1,170,560
Accumulated other comprehensive income (loss)	1,406	(1,450)		3,765
Accumulated earnings (deficit)	(5,591,802)	(6,091,202)		(4,116,885)
Total stockholder's equity (deficit)	(4,349,718)	(4,884,971)		(2,942,560)	(3,631,312)	(3,209,677)
Total liabilities and stockholder's equity (deficit)	$ 9,273,523	$ 6,603,689		$ 7,835,633

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Allowance for doubtful accounts on trade accounts receivable - other	$ 14,052	$ 11,916	$ 29,650
Allowance for doubtful accounts on trade accounts receivable - EchoStar	0	0	0
Noncurrent Assets:
Accumulated depreciation on property and equipment	$ 2,931,557	$ 2,847,863	$ 2,684,364
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued	1,015	1,015	1,015
Common stock, shares outstanding	1,015	1,015	1,015

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue:
Subscriber-related revenue	$ 3,289,376			$ 3,307,003						$ 6,508,322	$ 6,502,669	$ 12,959,025	$ 12,538,950	$ 11,537,703
Equipment sales and other revenue	22,567			16,021						44,180	31,914	64,547	59,607	97,856
Equipment sales, services and other revenue - EchoStar	5,678			8,803						12,345	17,834	36,474	37,180	27,559
Total revenue	3,317,621	3,256,824	3,250,805	3,331,827	3,220,590	3,204,789	3,206,371	3,167,915	3,056,662	6,564,847	6,552,417	13,060,046	12,635,737	11,663,118
Costs and Expenses (exclusive of depreciation shown separately below - Note 5):
Subscriber-related expenses	1,827,204			1,727,091						3,591,639	3,419,399	6,841,760	6,675,095	6,359,138
Satellite and transmission expenses:
EchoStar	106,635			115,466						215,756	224,352	441,613	418,286	319,752
Other	9,611			9,692						20,185	19,770	39,341	39,776	33,477
Cost of sales - equipment, services and other	19,680			18,192						42,628	40,264	79,563	76,295	121,238
Subscriber acquisition costs:
Cost of sales - subscriber promotion subsidies - EchoStar	51,580			62,868						133,854	117,294	249,440	175,777	188,793
Other subscriber promotion subsidies	234,828			211,927						461,217	438,749	925,015	1,104,652	1,071,655
Subscriber acquisition advertising	118,293			67,669						207,349	141,027	329,021	372,563	279,067
Total subscriber acquisition costs	404,701			342,464						802,420	697,070	1,503,476	1,652,992	1,539,515
General and administrative expenses - EchoStar	12,273			12,532						22,701	24,472	45,188	47,429	45,356
General and administrative expenses	155,841			137,816						316,577	285,676	570,699	573,495	554,754
Litigation expense				23,727							(316,949)	(316,949)	225,456	361,024
Depreciation and amortization (Note 5)	279,438			234,138						476,733	462,264	904,955	983,360	939,714
Total costs and expenses	2,815,383			2,621,118						5,488,639	4,856,318	10,109,646	10,692,184	10,273,968
Operating income (loss)	502,238	622,091	632,210	710,709	985,390	503,932	455,386	526,410	457,825	1,076,208	1,696,099	2,950,400	1,943,553	1,389,150
Other Income (Expense):
Interest income	4,250			2,734						5,942	6,374	13,209	13,744	13,985
Interest expense, net of amounts capitalized	(148,830)			(141,205)						(283,116)	(261,178)	(552,036)	(470,890)	(407,413)
Other, net	(797)			(1,069)						1,908	11,499	10,957	581	(19,129)
Total other income (expense)	(145,377)			(139,540)						(275,266)	(243,305)	(527,870)	(456,565)	(412,557)
Income (loss) before income taxes	356,861			571,169						800,942	1,452,794	2,422,530	1,486,988	976,593
Income tax (provision) benefit, net	(134,951)			(221,877)						(301,542)	(554,628)	(896,847)	(538,312)	(372,938)
Net income (loss)	221,910	330,516	297,001	349,292	548,874	242,628	232,293	255,530	218,225	499,400	898,166	1,525,683	948,676	603,655
Comprehensive Income (Loss):
Net income (loss)	221,910	330,516	297,001	349,292	548,874	242,628	232,293	255,530	218,225	499,400	898,166	1,525,683	948,676	603,655
Unrealized holding gains (losses) on available-for-sale securities, net of tax of zero, respectively	(1,879)			(1,895)						2,856	504	(5,215)	(68)	12,625
Comprehensive income (loss)	$ 220,031			$ 347,397						$ 502,256	$ 898,670	$ 1,520,468	$ 948,608	$ 616,280

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (Parenthetical) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Unrealized holding gains (losses) on available-for-sale securities, tax	$ 0	$ 0	$ 0	$ 0

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash Flows From Operating Activities:
Net income (loss)	$ 499,400	$ 898,166
Adjustments to reconcile net income (loss) to net cash flows from operating activities:
Depreciation and amortization	476,733	462,264
Realized and unrealized losses (gains) on investments	(1,751)	(11,210)
Non-cash, stock-based compensation	28,844	18,860
Deferred tax expense (benefit)	58,640	372,554
Other, net	4,047	3,265
Change in noncurrent assets	20,920	(63,244)
Change in long-term deferred revenue, distribution and carriage payments and other long-term liabilities	(27,619)	(13,692)
Changes in current assets and current liabilities, net	217,766	(520,616)
Net cash flows from operating activities	1,276,980	1,146,347
Cash Flows From Investing Activities:
Purchases of marketable investment securities	(1,327,003)	(2,864,894)
Sales and maturities of marketable investment securities	579,056	2,513,687
Purchases of property and equipment	(370,925)	(401,513)
Change in restricted cash and marketable investment securities	(1,262)	19,842
Proceeds from sale of strategic investments		10,000
Other	(2,404)	20
Net cash flows from investing activities	(1,122,538)	(722,858)
Cash Flows From Financing Activities:
Proceeds from issuance of long-term debt	1,900,000	2,000,000
Debt issuance costs	(9,564)	(27,167)
Repayment of long-term debt and capital lease obligations	(17,954)	(17,102)
Capital distribution to affiliate		(1,500,000)
Other	5,523
Net cash flows from financing activities	1,878,005	455,731
Net increase (decrease) in cash and cash equivalents	2,032,447	879,220
Cash and cash equivalents, beginning of period	399,072	507,266
Cash and cash equivalents, end of period	2,431,519	1,386,486
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	268,627	234,693
Cash received for interest	5,932	6,133
Cash paid for income taxes	18,262	7,618
Cash paid for income taxes to DISH Network	249,214	126,903
Satellites and other assets financed under capital lease obligations		$ 3,583

Organization and Business Activities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Organization and Business Activities
Organization and Business Activities

1.             Organization and Business Activities

Principal Business

DISH DBS Corporation (which together with its subsidiaries is referred to as “DISH DBS,” the “Company,” “we,” “us” and/or “our,” unless otherwise required by the context) is a holding company and an indirect, wholly-owned subsidiary of DISH Network Corporation (“DISH Network”).  DISH DBS was formed under Colorado law in January 1996 and its common stock is held by DISH Orbital Corporation (“DOC”), a direct subsidiary of DISH Network.  We operate the DISH® branded direct broadcast satellite (“DBS”) pay-TV service which had 14.061 million subscribers in the United States as of June 30, 2012.  The DISH branded pay-TV service consists of Federal Communications Commission (“FCC”) licenses authorizing us to use DBS and Fixed Satellite Service (“FSS”) spectrum, our owned and leased satellites, receiver systems, third-party broadcast operations, customer service facilities, a third-party leased fiber network, in-home service and call center operations, and certain other assets utilized in our operations.

1.              Organization and Business Activities

Principal Business

DISH DBS Corporation (which together with its subsidiaries is referred to as “DDBS,” the “Company,” “we,” “us” and/or “our”) is a holding company and an indirect, wholly-owned subsidiary of DISH Network Corporation (“DISH Network”).  DDBS was formed under Colorado law in January 1996 and its common stock is held by DISH Orbital Corporation (“DOC”), a direct subsidiary of DISH Network.  We operate the DISH® direct broadcast satellite (“DBS”) subscription television service (the “DISH” pay-TV service) which had 13.967 million subscribers in the United States as of December 31, 2011.  The DISH pay-TV service consists of Federal Communications Commission (“FCC”) licenses authorizing us to use DBS and Fixed Satellite Service (“FSS”) spectrum, our owned and leased satellites, receiver systems, third-party broadcast operations, customer service facilities, a leased fiber network, in-home service and call center operations, and certain other assets utilized in our operations.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

2.     Summary of Significant Accounting Policies

Basis of Presentation

The accompanying unaudited Condensed Consolidated Financial Statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”) and with the instructions to Form 10-Q and Article 10 of Regulation S-X for interim financial information.  Accordingly, these statements do not include all of the information and notes required for complete financial statements prepared under GAAP.  In our opinion, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included.  Our results of operations for the interim periods presented are not necessarily indicative of the results that may be expected for the full year.  For further information, refer to the Consolidated Financial Statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2011 (“2011 10-K”).  Certain prior period amounts have been reclassified to conform to the current period presentation.

Principles of Consolidation

We consolidate all majority owned subsidiaries, investments in entities in which we have controlling influence and variable interest entities where we have been determined to be the primary beneficiary.  Non-majority owned investments are accounted for using the equity method when we have the ability to significantly influence the operating decisions of the investee.  When we do not have the ability to significantly influence the operating decisions of an investee, the cost method is used.  All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense for each reporting period.  Estimates are used in accounting for, among other things, allowances for doubtful accounts, self-insurance obligations, deferred taxes and related valuation allowances, uncertain tax positions, loss contingencies, fair value of financial instruments, fair value of options granted under our stock-based compensation plans, capital leases, asset impairments, estimates of future cash flows used to evaluate impairments, useful lives of property, equipment and intangible assets, asset retirement obligations, retailer incentives, programming expenses, subscriber lives and royalty obligations.  Weak economic conditions have increased the inherent uncertainty in the estimates and assumptions indicated above.  Actual results may differ from previously estimated amounts, and such differences may be material to the Condensed Consolidated Financial Statements.  Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected prospectively in the period they occur.

Fair Value Measurements

We determine fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  Market or observable inputs are the preferred source of values, followed by unobservable inputs or assumptions based on hypothetical transactions in the absence of market inputs.  We apply the following hierarchy in determining fair value:

·                  Level 1, defined as observable inputs being quoted prices in active markets for identical assets;

·                  Level 2, defined as observable inputs other than quoted prices included in Level 1, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

·                  Level 3, defined as unobservable inputs for which little or no market data exists, consistent with reasonably available assumptions made by other participants therefore requiring assumptions based on the best information available.

As of June 30, 2012 and December 31, 2011, the carrying value for cash and cash equivalents, marketable investment securities, trade accounts receivable, net of allowance for doubtful accounts, and current liabilities, excluding the “Current portion of long-term debt and capital lease obligations,” is equal to or approximates fair value due to their short-term nature or proximity to current market rates.  See Note 3.

Fair values for our publicly traded debt securities are based on quoted market prices, when available.  The fair values of our private debt is estimated based on an analysis in which we evaluate market conditions, related securities, various public and private offerings, and other publicly available information.  In performing this analysis, we make various assumptions regarding, among other things, credit spreads, and the impact of these factors on the value of the notes.  See Note 6 for the fair value of our long-term debt.

2.     Summary of Significant Accounting Policies

Principles of Consolidation and Basis of Presentation

We consolidate all majority owned subsidiaries, investments in entities in which we have controlling influence and variable interest entities where we have been determined to be the primary beneficiary.  Non-majority owned investments are accounted for using the equity method when we have the ability to significantly influence the operating decisions of the investee.  When we do not have the ability to significantly influence the operating decisions of an investee, the cost method is used.  All significant intercompany accounts and transactions have been eliminated in consolidation.  Certain prior period amounts have been reclassified to conform to the current period presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense for each reporting period.  Estimates are used in accounting for, among other things, allowances for doubtful accounts, self-insurance obligations, deferred taxes and related valuation allowances, uncertain tax positions, loss contingencies, fair value of financial instruments, fair value of options granted under our stock-based compensation plans, fair value of assets and liabilities acquired in business combinations, capital leases, asset impairments, estimates of future cash flows used to evaluate impairments, useful lives of property, equipment and intangible assets, retailer incentives, programming expenses, subscriber lives and royalty obligations.  Weak economic conditions have increased the inherent uncertainty in the estimates and assumptions indicated above.  Actual results may differ from previously estimated amounts, and such differences may be material to the Consolidated Financial Statements.  Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected prospectively in the period they occur.

Cash and Cash Equivalents

We consider all liquid investments purchased with an original maturity of 90 days or less to be cash equivalents.  Cash equivalents as of December 31, 2011 and 2010 may consist of money market funds, government bonds, corporate notes and commercial paper.  The cost of these investments approximates their fair value.

Marketable Investment Securities

We currently classify all marketable investment securities as available-for-sale. We adjust the carrying value of our available-for-sale securities to fair value and report the related temporary unrealized gains and losses as a separate component of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit),” net of related deferred income tax. Declines in the fair value of a marketable investment security which are determined to be “other-than-temporary” are recognized in our Consolidated Statements of Operations and Comprehensive Income (Loss), thus establishing a new cost basis for such investment.

We evaluate our marketable investment securities portfolio on a quarterly basis to determine whether declines in the fair value of these securities are other-than-temporary. This quarterly evaluation consists of reviewing, among other things:

·                  the fair value of our marketable investment securities compared to the carrying amount,

·                  the historical volatility of the price of each security, and

·                  any market and company specific factors related to each security.

Declines in the fair value of debt investments below cost basis are generally accounted for as follows:

Length of Time Investment Has Been In a Continuous Loss Position	Treatment of the Decline in Value (absent specific factors to the contrary)
Less than six months	Generally, considered temporary.
Six to nine months	Evaluated on a case by case basis to determine whether any company or market-specific factors exist indicating that such decline is other-than-temporary.
Greater than nine months	Generally, considered other-than-temporary. The decline in value is recorded as a charge to earnings.

Additionally, in situations where the fair value of a debt security is below its carrying amount, we consider the decline to be other-than-temporary and record a charge to earnings if any of the following factors apply:

·                  we have the intent to sell the security,

·                  it is more likely than not that we will be required to sell the security before maturity or recovery, or

·                  we do not expect to recover the security’s entire amortized cost basis, even if there is no intent to sell the security.

In general, we use the first in, first out method to determine the cost basis on sales of marketable investment securities.

Accounts Receivable

Management estimates the amount of required allowances for the potential non-collectability of accounts receivable based upon past collection experience and consideration of other relevant factors. However, past experience may not be indicative of future collections and therefore additional charges could be incurred in the future to reflect differences between estimated and actual collections.

Inventory

Inventory is stated at the lower of cost or market value.  Cost is determined using the first-in, first-out method.  The cost of manufactured inventory includes the cost of materials, labor, freight-in, royalties and manufacturing overhead.

Property and Equipment

Property and equipment are stated at cost. The costs of satellites under construction, including certain amounts prepaid under our satellite service agreements, are capitalized during the construction phase, assuming the eventual successful launch and in-orbit operation of the satellite. If a satellite were to fail during launch or while in-orbit, the resultant loss would be charged to expense in the period such loss was incurred. The amount of any such loss would be reduced to the extent of insurance proceeds estimated to be received, if any. Depreciation is recorded on a straight-line basis over useful lives ranging from one to 40 years. Repair and maintenance costs are charged to expense when incurred. Renewals and improvements that add value or extend the asset’s useful life are capitalized.

Long-Lived Assets

We review our long-lived assets and identifiable finite lived intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. We evaluate our satellite fleet for recoverability as one asset group. For assets which are held and used in operations, the asset would be impaired if the carrying value of the asset (or asset group) exceeded its undiscounted future net cash flows. Once an impairment is determined, the actual impairment is reported as the difference between the carrying value and the fair value as estimated using discounted cash flows. Assets which are to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. We consider relevant cash flow, estimated future operating results, trends and other available information in assessing whether the carrying value of assets are recoverable.

Other Intangible Assets

We do not amortize indefinite lived intangible assets, but test these assets for impairment annually or more often if indicators of impairment arise.  Intangible assets that have finite lives are amortized over their estimated useful lives and tested for impairment as described above for long-lived assets.  Our intangible assets with indefinite lives primarily consist of FCC licenses.  Generally, we have determined that our FCC licenses have indefinite useful lives due to the following:

·                  FCC spectrum is a non-depleting asset;

·                  existing DBS licenses are integral to our business and will contribute to cash flows indefinitely;

·                  replacement satellite applications are generally authorized by the FCC subject to certain conditions, without substantial cost under a stable regulatory, legislative and legal environment;

·                  maintenance expenditures to obtain future cash flows are not significant;

·                  DBS licenses are not technologically dependent; and

·                  we intend to use these assets indefinitely.

We combine all our indefinite lived FCC licenses into a single unit of accounting. The analysis encompasses future cash flows from satellites transmitting from such licensed orbital locations, including revenue attributable to programming offerings from such satellites, the direct operating and subscriber acquisition costs related to such programming, and future capital costs for replacement satellites.  Projected revenue and cost amounts include projected subscribers.  In conducting our annual impairment test in 2011, we determined that the estimated fair value of the FCC licenses, calculated using a discounted cash flow analysis, exceeded their carrying amounts.

Long-Term Deferred Revenue, Distribution and Carriage Payments

Certain programmers provide us up-front payments. Such amounts are deferred and recognized as reductions to “Subscriber-related expenses” on a straight-line basis over the relevant remaining contract term (generally up to ten years). The current and long-term portions of these deferred credits are recorded in our Consolidated Balance Sheets in “Deferred revenue and other” and “Long-term deferred revenue, distribution and carriage payments and other long-term liabilities,” respectively.

Sales Taxes

We account for sales taxes imposed on our goods and services on a net basis in our Consolidated Statements of Operations and Comprehensive Income (Loss). Since we primarily act as an agent for the governmental authorities, the amount charged to the customer is collected and remitted directly to the appropriate jurisdictional entity.

Income Taxes

We establish a provision for income taxes currently payable or receivable and for income tax amounts deferred to future periods. Deferred tax assets and liabilities are recorded for the estimated future tax effects of differences that exist between the book and tax basis of assets and liabilities. Deferred tax assets are offset by valuation allowances when we believe it is more likely than not that such net deferred tax assets will not be realized.

Accounting for Uncertainty in Income Taxes

From time to time, we engage in transactions where the tax consequences may be subject to uncertainty. We record a liability when, in management’s judgment, a tax filing position does not meet the more likely than not threshold. For tax positions that meet the more likely than not threshold, we may record a liability depending on management’s assessment of how the tax position will ultimately be settled. We adjust our estimates periodically for ongoing examinations by and settlements with various taxing authorities, as well as changes in tax laws, regulations and precedent. We classify interest and penalties, if any, associated with our uncertain tax positions as a component of “Interest expense, net of amounts capitalized” and “Other, net,” respectively.

Fair Value of Financial Instruments

As of December 31, 2011 and 2010, the carrying value for cash and cash equivalents, marketable investment securities, trade accounts receivable, net of allowance for doubtful accounts, and current liabilities is equal to or approximates fair value due to their short-term nature or proximity to current market rates.

Fair values for our publicly traded debt securities are based on quoted market prices. The fair values of our private debt is estimated based on an analysis in which we evaluate market conditions, related securities, various public and private offerings, and other publicly available information. In performing this analysis, we make various assumptions regarding, among other things, credit spreads, and the impact of these factors on the value of the notes. See Note 7 for the fair value of our long-term debt.

Deferred Debt Issuance Costs

Costs of issuing debt are generally deferred and amortized to interest expense ratably over the terms of the respective notes (see Note 7).

Revenue Recognition

We recognize revenue when an arrangement exists, prices are determinable, collectibility is reasonably assured and the goods or services have been delivered. Revenue from our subscription television services is recognized when programming is broadcast to subscribers. Payments received from subscribers in advance of the broadcast or service period are recorded as “Deferred revenue and other” in our Consolidated Balance Sheets until earned. For certain of our promotions, subscribers are charged an upfront fee.  A portion of these fees may be deferred and recognized over the estimated subscriber life for new subscribers or the estimated remaining life for existing subscribers ranging from 18 months to five years.  Revenue from advertising sales is recognized when the related services are performed.

Subscriber fees for equipment rental, including DVRs, additional outlets and fees for receivers with multiple tuners, and our in-home service operations are recognized as revenue as earned. Generally, revenue from equipment sales and equipment upgrades is recognized upon shipment to customers.

Certain of our existing and new subscriber promotions include programming discounts. Programming revenues are recorded as earned at the discounted monthly rate charged to the subscriber.

Subscriber-Related Expenses

The cost of television programming distribution rights is generally incurred on a per subscriber basis and various upfront carriage payments are recognized when the related programming is distributed to subscribers.  Long-term flat rate programming contracts are charged to expense using the straight-line method over the term of the agreement.  The cost of television programming rights to distribute live sporting events for a season or tournament is charged to expense using the straight-line method over the course of the season or tournament.  “Subscriber-related expenses” in the Consolidated Statements of Operations and Comprehensive Income (Loss) principally include programming expenses, costs incurred in connection with our in-home service and call center operations, billing costs, refurbishment and repair costs related to receiver systems, subscriber retention and other variable subscriber expenses.  These costs are recognized as the services are performed or as incurred.

Subscriber Acquisition Costs

Subscriber acquisition costs in our Consolidated Statements of Operations and Comprehensive Income (Loss) consist of costs incurred to acquire new subscribers through third parties and our direct sales distribution channel.  Subscriber acquisition costs include the following line items from our Consolidated Statements of Operations and Comprehensive Income (Loss):

·                  “Cost of sales — subscriber promotion subsidies - EchoStar” includes the cost of our receiver systems sold to retailers and other distributors of our equipment and receiver systems sold directly by us to subscribers.

·                  “Other subscriber promotion subsidies” includes net costs related to promotional incentives and costs related to installation and other promotional subsidies.

·                  “Subscriber acquisition advertising” includes advertising and marketing expenses related to the acquisition of new DISH subscribers.  Advertising costs are expensed as incurred.

We characterize amounts paid to our independent retailers as consideration for equipment installation services and for equipment buydowns (incentives and rebates) as a reduction of revenue.  We expense payments for equipment installation services as “Other subscriber promotion subsidies.”  Our payments for equipment buydowns represent a partial or complete return of the retailer’s purchase price and are, therefore, netted against the proceeds received from the retailer.  We report the net cost from our various sales promotions through our independent retailer network as a component of “Other subscriber promotion subsidies.”  Net proceeds from the sale of subscriber related equipment pursuant to our subscriber acquisition promotions are not recognized as revenue.

Equipment Lease Programs

DISH subscribers have the choice of leasing or purchasing the satellite receiver and other equipment necessary to receive our programming. Most of our new subscribers choose to lease equipment and thus we retain title to such equipment. Equipment leased to new and existing subscribers is capitalized and depreciated over their estimated useful lives.

Marketable Investment Securities and Restricted Cash and Cash Equivalents	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Marketable Investment Securities and Restricted Cash
Marketable Investment Securities and Restricted Cash and Cash Equivalents

3.     Marketable Investment Securities and Restricted Cash and Cash Equivalents

Our marketable investment securities and restricted cash and cash equivalents consist of the following:

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$46,435	$100,075
Current marketable investment securities - other	1,372,631	568,188
Total current marketable investment securities	1,419,066	668,263
Restricted marketable investment securities (1)	68,657	54,507
Total marketable investment securities	1,487,723	722,770

Restricted cash and cash equivalents (1)	52,249	65,137

Total marketable investment securities and restricted cash and cash equivalents	$1,539,972	$787,907

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Condensed Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt and equity instruments, all of which are classified as available-for-sale.

Current Marketable Investment Securities — VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest.  All of the put options are secured by a pledged liquidity source. Our VRDN portfolio is comprised of investments in many municipalities, which are backed by financial institutions or other highly rated companies that serve as the pledged liquidity source.  While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities — Other

Our current marketable investment securities portfolio includes investments in various debt instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of June 30, 2012 and December 31, 2011, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit or surety bonds and for litigation (See Note 8).

Unrealized Gains (Losses) on Marketable Investment Securities

As of June 30, 2012 and December 31, 2011, we had accumulated net unrealized gains of $1 million and net unrealized losses of $1 million, both net of related tax effect, respectively, as a part of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).”  A full valuation allowance has been established against any deferred taxes that are capital in nature.  The components of our available-for-sale investments are summarized in the table below.

	As of June 30, 2012				As of December 31, 2011
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$46,435	$—	$—	$—	$100,075	$—	$—	$—
Other (including restricted)	1,441,288	4,234	(2,828)	1,406	622,695	2,625	(4,075)	(1,450)
Total	$1,487,723	$4,234	$(2,828)	$1,406	$722,770	$2,625	$(4,075)	$(1,450)

As of June 30, 2012, restricted and non-restricted marketable investment securities include debt securities of $1.122 billion with contractual maturities of one year or less and $366 million with contractual maturities greater than one year. Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category.  As of June 30, 2012 and December 31, 2011, the unrealized losses on our investments in debt securities primarily represent investments in corporate bonds and mortgage backed securities.  We do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time.  In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity.  Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	As of
	June 30, 2012		December 31, 2011
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$860,112	$(1,297)	$444,705	$(2,970)
12 months or more	93,550	(1,531)	33,039	(1,105)
Total	$953,662	$(2,828)	$477,744	$(4,075)

Fair Value Measurements

Our investments measured at fair value on a recurring basis were as follows:

	As of
	June 30, 2012				December 31, 2011
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$2,077,026	$38,894	$2,038,132	$—	$162,549	$18,610	$143,939	$—

Debt securities:
VRDNs	$46,435	$—	$46,435	$—	$100,075	$—	$100,075	$—
Other (including restricted)	1,441,288	—	1,441,288	—	622,695	—	622,695	—
Total	$1,487,723	$—	$1,487,723	$—	$722,770	$—	$722,770	$—

4.     Marketable Investment Securities and Restricted Cash

Our marketable investment securities and restricted cash consist of the following:

	As of December 31,
	2011	2010
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$100,075	$1,021,697
Current marketable investment securities - other	568,188	571,214
Total current marketable investment securities	668,263	1,592,911
Restricted marketable investment securities (1)	54,507	59,638
Total marketable investment securities	722,770	1,652,549

Restricted cash and cash equivalents (1)	65,137	72,757

Total marketable investment securities and restricted cash	$787,907	$1,725,306

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Consolidated Balance Sheets.

Marketable Investment Securities

Our marketable investment securities portfolio consists of various debt instruments, all of which are classified as available-for-sale (see Note 2).

Current Marketable Investment Securities — VRDNs

Variable rate demand notes (“VRDNs”) are long-term floating rate municipal bonds with embedded put options that allow the bondholder to sell the security at par plus accrued interest. All of the put options are secured by a pledged liquidity source. Our VRDN portfolio is comprised of investments in many municipalities, which are backed by financial institutions or other highly rated companies that serve as the pledged liquidity source. While they are classified as marketable investment securities, the put option allows VRDNs to be liquidated generally on a same day or on a five business day settlement basis.

Current Marketable Investment Securities — Other

Our current marketable investment securities portfolio includes investments in various debt instruments including corporate and government bonds.

Restricted Cash and Marketable Investment Securities

As of December 31, 2011 and 2010, our restricted marketable investment securities, together with our restricted cash, included amounts required as collateral for our letters of credit or surety bonds and for litigation (See Note 11).

Unrealized Gains (Losses) on Marketable Investment Securities

As of December 31, 2011 and 2010, we had accumulated net unrealized losses of $1 million and net unrealized gains of $4 million net of related tax effect, respectively, as a part of “Accumulated other comprehensive income (loss)” within “Total stockholder’s equity (deficit).” A full valuation allowance has been established against any deferred taxes that are capital in nature. The components of our available-for-sale investments are detailed in the table below.

	As of December 31,
	2011				2010
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$100,075	$—	$—	$—	$1,021,697	$—	$—	$—
Other (including restricted)	622,695	2,625	(4,075)	(1,450)	630,852	4,905	(1,140)	3,765
Total marketable investment securities	$722,770	$2,625	$(4,075)	$(1,450)	$1,652,549	$4,905	$(1,140)	$3,765

As of December 31, 2011, restricted and non-restricted marketable investment securities include debt securities of $675 million with contractual maturities of one year or less and $48 million with contractual maturities greater than one year. Actual maturities may differ from contractual maturities as a result of our ability to sell these securities prior to maturity.

Marketable Investment Securities in a Loss Position

The following table reflects the length of time that the individual securities, accounted for as available-for-sale, have been in an unrealized loss position, aggregated by investment category. As of December 31, 2011 and 2010, the unrealized losses on our investments in debt securities primarily represent investments in corporate bonds and mortgage backed securities. We do not intend to sell our investments in these debt securities before they recover or mature, and it is more likely than not that we will hold these investments until that time. In addition, we are not aware of any specific factors indicating that the underlying issuers of these debt securities would not be able to pay interest as it becomes due or repay the principal at maturity. Therefore, we believe that these changes in the estimated fair values of these marketable investment securities are related to temporary market fluctuations.

	As of December 31,
	2011			2010
	Investment Category			Investment Category
	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total
	(In thousands)
Less than Six Months:
Fair value	$185,739	$—	$185,739	$71,279	$—	$71,279
Unrealized loss	(794)	—	(794)	(133)	—	(133)
Six to Nine Months:
Fair value	146,068	—	146,068	20,051	—	20,051
Unrealized loss	(1,451)	—	(1,451)	(79)	—	(79)
Nine Months or More:
Fair value	145,937	—	145,937	106,270	—	106,270
Unrealized loss	(1,830)	—	(1,830)	(928)	—	(928)
Total Fair Value	$477,744	$—	$477,744	$197,600	$—	$197,600

Fair Value Measurements

We determine fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Market or observable inputs are the preferred source of values, followed by unobservable inputs or assumptions based on hypothetical transactions in the absence of market inputs. We apply the following hierarchy in determining fair value:

·                  Level 1, defined as observable inputs being quoted prices in active markets for identical assets;

·                  Level 2, defined as observable inputs other than quoted prices included in Level 1, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

·                  Level 3, defined as unobservable inputs for which little or no market data exists, consistent with reasonably available assumptions made by other participants therefore requiring assumptions based on the best information available.

Our assets measured at fair value on a recurring basis were as follows:

	As of December 31,
	2011				2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash Equivalents (including restricted)	$162,549	$18,610	$143,939	$—	$358,675	$58,353	$300,322	$—

Debt securities:
VRDNs	$100,075	$—	$100,075	$—	$1,021,697	$—	$1,021,697	$—
Other (including restricted)	622,695	—	622,695	—	630,852	10,738	620,114	—
Total marketable investment securities	$722,770	$—	$722,770	$—	$1,652,549	$10,738	$1,641,811	$—

Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory
Inventory

4.     Inventory

Inventory consists of the following:

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Finished goods - DBS	$251,589	$294,722
Raw materials	166,247	183,675
Work-in-process - used	64,317	29,228
Work-in-process - new	535	2,307
Total inventory	$482,688	$509,932

5.     Inventory

Inventory consists of the following:

	As of December 31,
	2011	2010
	(In thousands)
Finished goods - DBS	$294,722	$304,552
Raw materials	183,675	143,100
Work-in-process - used	29,228	36,186
Work-in-process - new	2,307	3,208
Total inventory	$509,932	$487,046

Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment
Property and Equipment

5.     Property and Equipment

Depreciation and Amortization Expense

Depreciation and amortization expense consists of the following:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Equipment leased to customers	$163,474	$189,030	$315,917	$372,017
Satellites	32,087	32,087	64,173	64,178
Buildings, furniture, fixtures, equipment and other	16,101	13,021	28,867	26,069
148 degree orbital location (1)	67,776	—	67,776	—
Total depreciation and amortization	$279,438	$234,138	$476,733	$462,264

(1)                See “FCC Authorizations” below.

Cost of sales and operating expense categories included in our accompanying Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) do not include depreciation expense related to satellites or equipment leased to customers.

DBS Satellites

We currently utilize 13 DBS satellites in geostationary orbit approximately 22,300 miles above the equator, six of which we own and depreciate over the useful life of each satellite.  We currently utilize capacity on five DBS satellites from EchoStar, which are accounted for as operating leases.  See Note 10 for further discussion of our satellite leases with EchoStar.  We also lease two DBS satellites from third parties, which are accounted for as capital leases and are depreciated over the shorter of the economic life of the satellite or the term of the satellite agreement.

Satellite Anomalies

Operation of our pay-TV service requires that we have adequate DBS satellite transmission capacity for the programming we offer.  Moreover, current competitive conditions require that we continue to expand our offering of new programming, particularly by expanding local high definition (“HD”) coverage and offering more HD national channels.  While we generally have had in-orbit DBS satellite capacity sufficient to transmit our existing channels and some backup capacity to recover the transmission of certain critical programming, our backup capacity is limited.

In the event of a failure or loss of any of our satellites, we may need to acquire or lease additional satellite capacity or relocate one of our other satellites and use it as a replacement for the failed or lost satellite.  Such a failure could result in a prolonged loss of critical programming or a significant delay in our plans to expand programming as necessary to remain competitive and thus may have a material adverse effect on our business, financial condition and results of operations.

Prior to 2012, certain of our satellites have experienced anomalies, some of which have had a significant adverse impact on their remaining useful life and/or commercial operation.  There can be no assurance that future anomalies will not further impact the remaining useful life and/or commercial operation of any of the satellites in our fleet.  See “Long-Lived DBS Satellite Assets” below for further discussion of evaluation of impairment.  There can be no assurance that we can recover critical transmission capacity in the event one or more of our in-orbit satellites were to fail.  We do not anticipate carrying insurance for any of the in-orbit satellites that we use, and we will bear the risk associated with any in-orbit satellite failures.  Recent developments with respect to certain of our satellites are discussed below.

Owned Satellites

EchoStar I.  EchoStar I was designed to meet a minimum 12 year useful life.  During the first quarter 2012, we determined that EchoStar I experienced a communications receiver anomaly.  While this anomaly did not impact commercial operation of the satellite, there can be no assurance that future anomalies will not impact its future commercial operation.  EchoStar I was fully depreciated during 2007.

EchoStar XI.  EchoStar XI was designed to meet a minimum 12-year useful life.  During the first quarter 2012, we determined that EchoStar XI experienced solar array anomalies that reduced the total power available for use by the spacecraft.  While these anomalies did not reduce the estimated useful life of the satellite to less than 12 years or impact commercial operation of the satellite, there can be no assurance that future anomalies will not reduce its useful life or impact its commercial operation.

EchoStar XIV.  EchoStar XIV was designed to meet a minimum 15-year useful life.  During the third quarter 2011 and the first quarter 2012, we determined that EchoStar XIV experienced solar array anomalies that reduced the total power available for use by the spacecraft.  While these anomalies did not reduce the estimated useful life of the satellite to less than 15 years or impact commercial operation of the satellite, there can be no assurance that future anomalies will not reduce its useful life or impact its commercial operation.

Leased Satellites

EchoStar VI.  Prior to 2012, EchoStar VI experienced solar array anomalies which impacted the commercial operation of the satellite.  EchoStar VI also previously experienced the loss of traveling wave tube amplifiers (“TWTAs”).  During the first quarter 2012, EchoStar determined that EchoStar VI experienced the loss of two additional TWTAs increasing the total number of TWTAs lost to five.  During the second quarter 2012, EchoStar VI lost an additional solar array string, which reduced the total power available for use by the spacecraft.  While the recent losses of TWTAs and the solar array string did not impact current commercial operation of the satellite, there can be no assurance that future anomalies will not impact its commercial operation.

Long-Lived DBS Satellite Assets

We evaluate our DISH branded pay-TV DBS satellite fleet for impairment as one asset group and test for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  While certain of the anomalies discussed above, and previously disclosed, may be considered to represent a significant adverse change in the physical condition of an individual satellite, based on the redundancy designed within each satellite and considering the asset grouping, these anomalies are not considered to be significant events that would require evaluation for impairment recognition.  Unless and until a specific satellite is abandoned or otherwise determined to have no service potential, the net carrying amount related to the satellite would not be written off.

FCC Authorizations

On May 31, 2012, the International Bureau of the FCC announced the termination of our license for use of the 148 degree orbital location.  We have not had a satellite positioned at the 148 degree orbital location since the retirement of EchoStar V in August 2009.  Our license for use of the 148 degree orbital location had a $68 million carrying value.  This amount was recorded as “Depreciation and amortization” expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) in the second quarter 2012 due to the termination of this license by the FCC.

6.     Property and Equipment

Property and equipment consists of the following:

	Depreciable
	Life	As of December 31,
	(In Years)	2011	2010
		(In thousands)
Equipment leased to customers	2-5	$3,496,154	$3,495,360
EchoStar I	12	201,607	201,607
EchoStar VII	12	177,000	177,000
EchoStar X	12	177,192	177,192
EchoStar XI	12	200,198	200,198
EchoStar XIV	15	316,541	316,518
EchoStar XV	15	277,658	277,533
Satellites acquired under capital lease agreements	10-15	499,819	499,819
Furniture, fixtures, equipment and other	1-10	506,736	480,217
Buildings and improvements	1-40	70,716	69,165
Land	—	4,447	3,760
Construction in progress	—	42,038	16,844
Total property and equipment		5,970,106	5,915,213
Accumulated depreciation		(2,847,863)	(2,684,364)
Property and equipment, net		$3,122,243	$3,230,849

Construction in progress consists of the following:

	As of December 31,
	2011	2010
	(In thousands)
Software related projects	$20,149	$3,469
Other	21,889	13,375
Construction in progress	$42,038	$16,844

Depreciation and amortization expense consists of the following:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Equipment leased to customers	$725,904	$822,442	$799,169
Satellites	128,352	110,510	86,430
Buildings, furniture, fixtures, equipment and other	50,699	50,408	54,115
Total depreciation and amortization	$904,955	$983,360	$939,714

Cost of sales and operating expense categories included in our accompanying Consolidated Statements of Operations and Comprehensive Income (Loss) do not include depreciation expense related to satellites or equipment leased to customers.

We did not record any capitalized interest during the years ended December 31, 2011, 2010 or 2009.

Satellites

We currently utilize 13 satellites in geostationary orbit approximately 22,300 miles above the equator, six of which we own and depreciate over the useful life of each satellite.  We currently utilize capacity on five satellites from EchoStar, which are accounted for as operating leases.  We also lease two satellites from third parties, which are accounted for as capital leases and are depreciated over the shorter of the economic life or the term of the satellite agreement.

			Original
		Degree	Useful
	Launch	Orbital	Life	Lease Term
Satellites	Date	Location	(Years)	(Years)
Owned:
EchoStar I (1)	December 1995	77	12
EchoStar VII	February 2002	119	12
EchoStar X	February 2006	110	12
EchoStar XI	July 2008	110	12
EchoStar XIV	March 2010	119	15
EchoStar XV	July 2010	61.5	15

Leased from EchoStar:
EchoStar VI (1)	July 2000	77	12
EchoStar VIII (1)(2)	August 2002	77	12
EchoStar IX (1)(2)(3)	August 2003	121	12
EchoStar XII (1)	July 2003	61.5	10
Nimiq 5 (1)(2)	September 2009	72.7	10	10

Leased from Other Third Party:
Anik F3	April 2007	118.7	15	15
Ciel II	December 2008	129	10	10

Under Construction:
Leased from EchoStar:
EchoStar XVI	2012	61.5	10	10

(1)          See Note 15 for further discussion of our Related Party Transactions with EchoStar.

(2)          We lease a portion of the capacity on these satellites.

(3)          Leased on a month to month basis.

Recent Developments

Recent developments with respect to certain of our satellites are discussed below.

QuetzSat-1.  During 2008, we entered into a transponder service agreement with EchoStar expiring in November 2021, which will be accounted for as an operating lease.  We will lease 24 DBS transponders on QuetzSat-1 when the satellite is placed into commercial operation at the 77 degree orbital location.  QuetzSat-1 was launched on September 29, 2011 and was placed into service during the fourth quarter 2011 at the 67.1 degree orbital location while we and EchoStar explore alternative uses for the QuetzSat-1 satellite.  In the interim, EchoStar is providing us with alternate capacity at the 77 degree orbital location.  See Note 15 for further discussion.

Satellite Anomalies

Operation of our pay-TV service requires that we have adequate satellite transmission capacity for the programming we offer.  Moreover, current competitive conditions require that we continue to expand our offering of new programming, particularly by expanding local high definition (“HD”) coverage and offering more HD national channels.  While we generally have had in-orbit satellite capacity sufficient to transmit our existing channels and some backup capacity to recover the transmission of certain critical programming, our backup capacity is limited.

In the event of a failure or loss of any of our satellites, we may need to acquire or lease additional satellite capacity or relocate one of our other satellites and use it as a replacement for the failed or lost satellite.  Such a failure could result in a prolonged loss of critical programming or a significant delay in our plans to expand programming as necessary to remain competitive and thus may have a material adverse effect on our business, financial condition and results of operations.

Prior to 2011, certain satellites in our fleet experienced anomalies, some of which have had a significant adverse impact on their remaining useful life and/or commercial operation.  There can be no assurance that future anomalies will not further impact the remaining useful life and/or commercial operation of any of these satellites.  See “Long-Lived Satellite Assets” below for further discussion of evaluation of impairment.  There can be no assurance that we can recover critical transmission capacity in the event one or more of our in-orbit satellites were to fail.  We do not anticipate carrying insurance for any of the in-orbit satellites that we use, and we will bear the risk associated with any in-orbit satellite failures.  Recent developments with respect to certain of our satellites are discussed below.

Owned Satellites

EchoStar XIV.  EchoStar XIV was designed to meet a minimum 15-year useful life.  During September 2011, we determined that EchoStar XIV experienced a solar array anomaly that reduced the total power available for use by the spacecraft.  While this anomaly did not reduce the estimated useful life of the satellite to less than 15 years or impact commercial operation of the satellite, there can be no assurance that future anomalies will not reduce its useful life or impact its commercial operation.

Leased Satellites

EchoStar VIII.  EchoStar VIII was designed to operate 32 DBS transponders in the continental United States at approximately 120 watts per channel, switchable to 16 DBS transponders operating at approximately 240 watts per channel.  EchoStar VIII was also designed with spot-beam technology.  This satellite has experienced several anomalies prior to 2011, and during January 2011 the satellite experienced an anomaly, that temporarily disrupted electrical power to some components causing an interruption of broadcast service.  In addition, it has now been determined one of the two on-board computers used to control the satellite failed in connection with the January 2011 anomaly.  None of these anomalies has impacted the commercial operation or estimated useful life of the satellite.  However, if the remaining on-board computer fails, the commercial operation of the satellite would likely be substantially impacted and may result in an impairment of the satellite.  There can also be no assurance that this anomaly or any future anomalies will not reduce its useful life or impact its commercial operation.

Long-Lived Satellite Assets.  We evaluate our satellite fleet for impairment as one asset group and test for recoverability whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  While certain of the anomalies discussed above, and previously disclosed, may be considered to represent a significant adverse change in the physical condition of an individual satellite, based on the redundancy designed within each satellite and considering the asset grouping, these anomalies are not considered to be significant events that would require evaluation for impairment recognition.

Unless and until a specific satellite is abandoned or otherwise determined to have no service potential, the net carrying amount related to the satellite would not be written off.

FCC Authorizations.  We currently do not have any satellites positioned at the 148 degree orbital location as a result of the retirement of EchoStar V.  While we have requested the necessary approval from the FCC for the continued use of this orbital location, there can be no assurance that the FCC will determine that our proposed future use of this orbital location complies fully with all licensing requirements.  If the FCC decides to revoke this license, we may be required to write-off its $68 million carrying value.

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt
Long-Term Debt

6.     Long-Term Debt

4 5/8% Senior Notes due 2017

On May 16, 2012, we issued $900 million aggregate principal amount of our five-year, 4 5/8% Senior Notes due July 15, 2017 at an issue price of 100.0%.  Interest accrues at an annual rate of 4 5/8% and is payable semi-annually in cash, in arrears on January 15 and July 15 of each year, commencing on January 15, 2013.

The 4 5/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100.0% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to July 15, 2015, we may also redeem up to 35.0% of each of the 4 5/8% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 4 5/8% Senior Notes are:

·                  general unsecured senior obligations of DISH DBS;

·                  ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 4 5/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 4 5/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

5 7/8% Senior Notes due 2022

On May 16, 2012, we issued $1.0 billion aggregate principal amount of our ten-year, 5 7/8% Senior Notes due July 15, 2022 at an issue price of 100.0%.  Interest accrues at an annual rate of 5 7/8% and is payable semi-annually in cash, in arrears on January 15 and July 15 of each year, commencing on January 15, 2013.

On July 26, 2012, we issued an additional $1.0 billion aggregate principal amount of our ten-year, 5 7/8% Senior Notes due July 15, 2022 at an issue price of 100.75% plus accrued interest from May 16, 2012.  These notes were issued as additional notes under the related indenture, pursuant to which we issued on May 16, 2012 $1.0 billion in aggregate principal amount of our 5 7/8% Senior Notes due 2022 discussed above.  These notes and the notes previously issued under the related indenture will be treated as a single class of debt securities under the related indenture.

The 5 7/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100.0% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to July 15, 2015, we may also redeem up to 35.0% of each of the 5 7/8% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 5 7/8% Senior Notes are:

·                  general unsecured senior obligations of DISH DBS;

·                  ranked equally in right of payment with all of DISH DBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 5 7/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DISH DBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distributions on DISH DBS’ capital stock or repurchase DISH DBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 5 7/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

Fair Value of our Long-Term Debt

The following table summarizes the carrying and fair values of our debt facilities:

	As of
	June 30, 2012		December 31, 2011
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013	$500,000	$527,500	$500,000	$535,000
6 5/8% Senior Notes due 2014	1,000,000	1,075,330	1,000,000	1,060,000
7 3/4% Senior Notes due 2015	750,000	834,375	750,000	817,500
7 1/8% Senior Notes due 2016	1,500,000	1,653,750	1,500,000	1,593,750
4 5/8% Senior Notes due 2017	900,000	884,250	—	—
7 7/8% Senior Notes due 2019	1,400,000	1,606,500	1,400,000	1,589,000
6 3/4% Senior Notes due 2021	2,000,000	2,151,800	2,000,000	2,140,000
5 7/8% Senior Notes due 2022 (1)	1,000,000	1,005,000	—	—
Mortgages and other notes payable	68,800	68,800	71,871	71,871
Subtotal	9,118,800	$9,807,305	7,221,871	$7,807,121
Capital lease obligations (2)	256,010	NA	270,893	NA
Total long-term debt and capital lease obligations (including current portion)	$9,374,810		$7,492,764

(1)          Excludes $1.0 billion in additional 5 7/8% Senior Notes due 2022 issued on July 26, 2012.

(2)          Disclosure regarding fair value of capital leases is not required.

We estimated the fair value of our publicly traded long-term debt using market prices in less active markets (Level 2).

7.     Long-Term Debt

6 3/8% Senior Notes due 2011

During September 2011, we repurchased $85 million of our 6 3/8% Senior Notes due 2011 in open market transactions at amounts close to par plus accrued interest.  On October 3, 2011, we redeemed the remaining $915 million principal balance of our 6 3/8% Senior Notes due 2011.

7% Senior Notes due 2013

The 7% Senior Notes mature October 1, 2013. Interest accrues at an annual rate of 7% and is payable semi-annually in cash, in arrears on April 1 and October 1 of each year.

The 7% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 7% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 7% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

6 5/8% Senior Notes due 2014

The 6 5/8% Senior Notes mature October 1, 2014. Interest accrues at an annual rate of 6 5/8% and is payable semi-annually in cash, in arrears on April 1 and October 1 of each year.

The 6 5/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of their principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 6 5/8% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 6 5/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional indebtedness or enter into sale and leaseback transactions;

·                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 6 5/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 3/4% Senior Notes due 2015

The 7 3/4% Senior Notes mature May 31, 2015. Interest accrues at an annual rate of 7 3/4% and is payable semi-annually in cash, in arrears on May 31 and November 30 of each year.

The 7 3/4% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 7 3/4% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 7 3/4% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 3/4% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 1/8% Senior Notes due 2016

The 7 1/8% Senior Notes mature February 1, 2016. Interest accrues at an annual rate of 7 1/8% and is payable semi-annually in cash, in arrears on February 1 and August 1 of each year.

The 7 1/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.

The 7 1/8% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 7 1/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distribution on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 1/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

7 7/8% Senior Notes due 2019

On August 17, 2009, we issued $1.0 billion aggregate principal amount of our ten-year, 7 7/8% Senior Notes due September 1, 2019 at an issue price of 97.467%. Interest accrues at an annual rate of 7 7/8% and is payable semi-annually in cash, in arrears on March 1 and September 1 of each year.

On October 5, 2009, we issued $400 million aggregate principal amount of additional 7 7/8% Senior Notes due 2019 at an issue price of 101.750% plus accrued interest from August 17, 2009. These notes were issued as additional notes under the indenture, dated as of August 17, 2009, pursuant to which we issued the $1.0 billion discussed above. These notes and the notes previously issued under the related indenture will be treated as a single class of debt securities.

The 7 7/8% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest. Prior to September 1, 2012, we may also redeem up to 35% of each of the 7 7/8% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 7 7/8% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The Indenture related to the 7 7/8% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distributions on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 7 7/8% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

6 3/4% Senior Notes due 2021

On May 5, 2011, we issued $2.0 billion aggregate principal amount of our ten-year, 6 3/4% Senior Notes due June 1, 2021 at an issue price of 99.093%.  Interest accrues at an annual rate of 6 3/4% and is payable semi-annually in cash, in arrears on June 1 and December 1 of each year.

The 6 3/4% Senior Notes are redeemable, in whole or in part, at any time at a redemption price equal to 100% of the principal amount plus a “make-whole” premium, as defined in the related indenture, together with accrued and unpaid interest.  Prior to June 1, 2014, we may also redeem up to 35% of each of the 6 3/4% Senior Notes at specified premiums with the net cash proceeds from certain equity offerings or capital contributions.

The 6 3/4% Senior Notes are:

·                  general unsecured senior obligations of DDBS;

·                  ranked equally in right of payment with all of DDBS’ and the guarantors’ existing and future unsecured senior debt; and

·                  ranked effectively junior to our and the guarantors’ current and future secured senior indebtedness up to the value of the collateral securing such indebtedness.

The indenture related to the 6 3/4% Senior Notes contains restrictive covenants that, among other things, impose limitations on the ability of DDBS and its restricted subsidiaries to:

·                  incur additional debt;

·                  pay dividends or make distributions on DDBS’ capital stock or repurchase DDBS’ capital stock;

·                  make certain investments;

·                  create liens or enter into sale and leaseback transactions;

·                  enter into transactions with affiliates;

·                  merge or consolidate with another company; and

·                  transfer or sell assets.

In the event of a change of control, as defined in the related indenture, we would be required to make an offer to repurchase all or any part of a holder’s 6 3/4% Senior Notes at a purchase price equal to 101% of the aggregate principal amount thereof, together with accrued and unpaid interest thereon, to the date of repurchase.

Interest on Long-Term Debt

		Annual
	Semi-Annual	Debt Service
	Payment Dates	Requirements
		(In thousands)
7% Senior Notes due 2013	April 1 and October 1	$35,000
6 5/8% Senior Notes due 2014	April 1 and October 1	$66,250
7 3/4% Senior Notes due 2015	May 31 and November 30	$58,125
7 1/8% Senior Notes due 2016	February 1 and August 1	$106,875
7 7/8% Senior Notes due 2019	March 1 and September 1	$110,250
6 3/4% Senior Notes due 2021	June 1 and December 1	$135,000

Our ability to meet our debt service requirements will depend on, among other factors, the successful execution of our business strategy, which is subject to uncertainties and contingencies beyond our control.

Fair Value of our Long-Term Debt

The following table summarizes the carrying and fair values of our debt facilities as of December 31, 2011 and 2010:

	As of December 31,
	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
6 3/8% Senior Notes due 2011 (1)	$—	$—	$1,000,000	$1,032,500
7 % Senior Notes due 2013	500,000	535,000	500,000	532,815
6 5/8% Senior Notes due 2014	1,000,000	1,060,000	1,000,000	1,032,500
7 3/4% Senior Notes due 2015	750,000	817,500	750,000	798,750
7 1/8% Senior Notes due 2016	1,500,000	1,593,750	1,500,000	1,548,600
7 7/8% Senior Notes due 2019	1,400,000	1,589,000	1,400,000	1,463,000
6 3/4% Senior Notes due 2021	2,000,000	2,140,000	—	—
Mortgages and other notes payable	71,871	71,871	77,965	77,965
Subtotal	7,221,871	$7,807,121	6,227,965	$6,486,130
Capital lease obligations (2)	270,893	NA	286,971	NA
Total long-term debt and capital lease obligations (including current portion)	$7,492,764		$6,514,936

(1)          During September 2011, we repurchased $85 million of our 6 3/8% Senior Notes due 2011 in open market transactions at amounts close to par plus accrued interest.  On October 3, 2011, we redeemed the remaining $915 million principal balance of our 6 3/8% Senior Notes due 2011.

(2)          Disclosure regarding fair value of capital leases is not required.

Other Long-Term Debt and Capital Lease Obligations

Other long-term debt and capital lease obligations consist of the following:

	As of December 31,
	2011	2010
	(In thousands)
Satellites and other capital lease obligations	$270,893	$286,971
8% note payable for EchoStar VII satellite vendor financing, payable over 13 years from launch	6,286	7,577
6% note payable for EchoStar X satellite vendor financing, payable over 15 years from launch	9,968	10,862
6% note payable for EchoStar XI satellite vendor financing, payable over 15 years from launch	15,106	15,951
6% note payable for EchoStar XIV satellite vendor financing, payable over 15 years from launch	21,055	22,000
6% note payable for EchoStar XV satellite vendor financing, payable over 15 years from launch	17,227	18,000
Mortgages and other unsecured notes payable due in installments through 2017 with interest rates ranging from approximately 2% to 13%	2,229	3,575
Total	342,764	364,936
Less current portion	(34,630)	(30,895)
Other long-term debt and capital lease obligations, net of current portion	$308,134	$334,041

Capital Lease Obligations

Anik F3. Anik F3, an FSS satellite, was launched and commenced commercial operation during April 2007. This satellite is accounted for as a capital lease and depreciated over the term of the satellite service agreement. We have leased 100% of the Ku-band capacity on Anik F3 for a period of 15 years.

Ciel II. Ciel II, a Canadian DBS satellite, was launched in December 2008 and commenced commercial operation during February 2009. This satellite is accounted for as a capital lease and depreciated over the term of the satellite service agreement. We have leased 100% of the capacity on Ciel II for an initial ten-year term.

As of December 31, 2011 and 2010, we had $500 million capitalized for the estimated fair value of satellites acquired under capital leases included in “Property and equipment, net,” with related accumulated depreciation of $151 million and $109 million, respectively.  In our Consolidated Statements of Operations and Comprehensive Income (Loss), we recognized $43 million, $43 million and $40 million in depreciation expense on satellites acquired under capital lease agreements during the years ended December 31, 2011, 2010 and 2009, respectively.

Future minimum lease payments under the capital lease obligation, together with the present value of the net minimum lease payments as of December 31, 2011 are as follows (in thousands):

For the Years Ending December 31,
2012	$83,700
2013	77,893
2014	76,296
2015	75,970
2016	75,970
Thereafter	314,269
Total minimum lease payments	704,098
Less: Amount representing lease of the orbital location and estimated executory costs (primarily insurance and maintenance) including profit thereon, included in total minimum lease payments	(323,382)
Net minimum lease payments	380,716
Less: Amount representing interest	(109,823)
Present value of net minimum lease payments	270,893
Less: Current portion	(28,187)
Long-term portion of capital lease obligations	$242,706

The summary of future maturities of our outstanding long-term debt as of December 31, 2011 is included in the commitments table in Note 11.

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

7.     Stock-Based Compensation

Stock Incentive Plans

DISH Network maintains stock incentive plans to attract and retain officers, directors and key employees.  Our employees participate in the DISH Network stock incentive plans.  Stock awards under these plans include both performance and non-performance-based stock incentives.  As of June 30, 2012, there were outstanding under these plans stock options to acquire 15.3 million shares of DISH Network’s Class A common stock and 1.1 million restricted stock units associated with our employees.  Stock options granted prior to and on June 30, 2012 were granted with exercise prices equal to or greater than the market value of DISH Network Class A common stock at the date of grant and with a maximum term of approximately ten years.  While historically DISH Network has issued stock awards subject to vesting, typically at the rate of 20% per year, some stock awards have been granted with immediate vesting and other stock awards vest only upon the achievement of certain DISH Network-specific objectives.  As of June 30, 2012, DISH Network had 72.7 million shares of its Class A common stock available for future grant under its stock incentive plans.

During December 2011, DISH Network paid a dividend in cash of $2.00 per share on its outstanding Class A and Class B common stock to shareholders of record on November 17, 2011.  In light of such dividend, during January 2012, the exercise price of 17.3 million stock options, affecting approximately 400 of our employees, was reduced by $2.00 per share (the “2012 Stock Option Adjustment”).  Except as noted below, all information discussed below reflects the 2012 Stock Option Adjustment.

On January 1, 2008, DISH Network completed the distribution of its technology and set-top box business and certain infrastructure assets (the “Spin-off”) into a separate publicly-traded company, EchoStar.  DISH Network and EchoStar operate as separate publicly-traded companies, and neither entity has any ownership interest in the other.  However, a substantial majority of the voting power of the shares of both companies is owned beneficially by Charles W. Ergen, our Chairman, or by certain trusts established by Mr. Ergen for the benefit of his family.

In connection with the Spin-off, as permitted by existing stock incentive plans and consistent with the Spin-off exchange ratio, each DISH Network stock option was converted into two stock options as follows:

·                  an adjusted DISH Network stock option for the same number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.831219.

·                  a new EchoStar stock option for one-fifth of the number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.843907.

Similarly, each holder of DISH Network restricted stock units retained his or her DISH Network restricted stock units and received one EchoStar restricted stock unit for every five DISH Network restricted stock units that they held.

Consequently, the fair value of the DISH Network stock award and the new EchoStar stock award immediately following the Spin-off was equivalent to the fair value of such stock award immediately prior to the Spin-off.

The following stock awards were outstanding:

	As of June 30, 2012
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DISH DBS employees	15,312,107	1,092,581	700,430	44,020

DISH Network is responsible for fulfilling all stock awards related to DISH Network common stock and EchoStar is responsible for fulfilling all stock awards related to EchoStar common stock, regardless of whether such stock awards are held by our or EchoStar’s employees.  Notwithstanding the foregoing, our stock-based compensation expense, resulting from stock awards outstanding at the Spin-off date, is based on the stock awards held by our employees regardless of whether such stock awards were issued by DISH Network or EchoStar.  Accordingly, stock-based compensation that we expense with respect to EchoStar stock awards is included in “Additional paid-in capital” on our Condensed Consolidated Balance Sheets.

Stock Award Activity

DISH Network stock option activity associated with our employees was as follows:

	For the Six Months
	Ended June 30, 2012
	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	17,640,074	$20.38
Granted	499,500	$32.14
Exercised	(2,440,967)	$18.44
Forfeited and cancelled	(386,500)	$20.32
Total options outstanding, end of period	15,312,107	$18.91
Performance-based options outstanding, end of period (2)	6,531,800	$18.70
Exercisable at end of period	5,926,911	$17.97

(1)          The beginning of period weighted-average exercise price of $20.38 does not reflect the 2012 Stock Option Adjustment, which occurred subsequent to December 31, 2011.

(2)          These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

We realized tax benefits from stock awards exercised as follows:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Tax benefit from stock awards exercised	$9,787	$5,614	$11,530	$6,409

Based on the closing market price of DISH Network Class A common stock on June 30, 2012, the aggregate intrinsic value of stock options associated with our employees was as follows:

	As of June 30, 2012
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$151,123	$63,994

DISH Network restricted stock unit activity associated with our employees was as follows:

	For the Six Months
	Ended June 30, 2012
	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,179,709	$23.11
Granted	—	$—
Vested	(24,795)	$22.94
Forfeited and cancelled	(62,333)	$26.20
Total restricted stock units outstanding, end of period	1,092,581	$22.90
Restricted Performance Units outstanding, end of period (1)	1,092,581	$22.90

(1)          These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Long-Term Performance-Based Plans

2005 LTIP.  During 2005, DISH Network adopted a long-term, performance-based stock incentive plan (the “2005 LTIP”).  The 2005 LTIP provides stock options and restricted stock units, either alone or in combination, which vest over seven years at the rate of 10% per year during the first four years, and at the rate of 20% per year thereafter. Exercise of the stock awards is subject to the foregoing vesting schedule and a performance condition that a DISH Network-specific subscriber goal is achieved by March 31, 2015.

Contingent compensation related to the 2005 LTIP will not be recorded in our financial statements unless and until management concludes achievement of the performance condition is probable.  Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of the goal was not probable as of June 30, 2012, that assessment could change in the future.

If all of the stock awards under the 2005 LTIP were vested and the goal had been met or if management had determined that achievement of the goal was probable during the six months ended June 30, 2012, we would have recorded total non-cash, stock-based compensation expense for our employees as indicated in the table below.  If the goal is met and there are unvested stock awards at that time, the vested amounts would be expensed immediately on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss), with the unvested portion recognized ratably over the remaining vesting period.

	2005 LTIP
		Vested
	Total	Portion (1)
	(In thousands)
DISH Network awards held by DISH DBS employees	$31,296	$25,107
EchoStar awards held by DISH DBS employees	5,644	4,627
Total	$36,940	$29,734

(1)          Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

2008 LTIP.  During 2008, DISH Network adopted a long-term, performance-based stock incentive plan (the “2008 LTIP”).  The 2008 LTIP provides stock options and restricted stock units, either alone or in combination, which vest based on DISH Network-specific subscriber and financial goals.  Exercise of the stock awards is contingent on achieving these goals by December 31, 2015.

Although no awards vest until DISH Network attains the performance goals, compensation related to the 2008 LTIP will be recorded based on management’s assessment of the probability of meeting the remaining goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

During the first quarter 2011, DISH Network determined that all of the 2008 LTIP performance goals are probable of achievement.  As of June 30, 2012, approximately 70% of the 2008 LTIP awards had vested.  We are recognizing the associated non-cash stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period for vesting of the approximately 30% of the awards remaining, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Other Employee Performance Awards.  In addition to the above long-term, performance stock incentive plans, DISH Network has other stock awards that vest based on certain other DISH Network-specific subscriber, operational and financial goals.  Exercise of these stock awards is contingent on achieving certain performance goals.

Additional compensation related to these awards will be recorded based on management’s assessment of the probability of meeting the remaining performance goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

Although no awards vest until the performance goals are attained, DISH Network determined that certain goals were probable of achievement and, as a result, recorded non-cash, stock-based compensation expense for the three and six months ended June 30, 2012 and 2011, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of certain DISH Network-specific subscriber and financial goals was not probable as of June 30, 2012, that assessment could change in the future.

The non-cash stock-based compensation expense associated with these awards is as follows:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Non-Cash, Stock-Based Compensation Expense Recognized	2012	2011	2012	2011
	(In thousands)
2008 LTIP	$2,179	$1,495	$7,457	$14,299
Other employee performance awards	1,433	(87)	4,572	(12)
Total non-cash, stock-based compensation expense recognized for performance-based awards	$3,612	$1,408	$12,029	$14,287

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Remaining expense estimated to be recognized during 2012	$1,823	$2,128
Estimated contingent expense subsequent to 2012	1,915	46,559
Total estimated remaining expense over the term of the plan	$3,738	$48,687

Of the 15.3 million stock options and 1.1 million restricted stock units outstanding under the DISH Network stock incentive plans associated with our employees as of June 30, 2012, the following awards were outstanding pursuant to the performance-based stock incentive plans:

	As of June 30, 2012
	Number of Awards	Weighted- Average Exercise Price
Performance-Based Stock Options
2005 LTIP	1,881,500	$21.61
2008 LTIP	1,650,300	$10.92
Other employee performance awards	3,000,000	$21.16
Total	6,531,800	$18.70

Restricted Performance Units
2005 LTIP	216,831
2008 LTIP	10,750
Other employee performance awards	865,000
Total	1,092,581

Stock-Based Compensation

During the six months ended June 30, 2012, we incurred $13 million of additional non-cash, stock-based compensation expense in connection with the 2012 Stock Option Adjustment discussed previously.  This amount is included in the table below.  Total non-cash, stock-based compensation expense for all of our employees is shown in the following table and was allocated to the same expense categories as the base compensation for such employees:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Subscriber-related	$357	$340	$1,194	$1,317
General and administrative	6,400	3,378	27,650	17,543
Total non-cash, stock-based compensation	$6,757	$3,718	$28,844	$18,860

As of June 30, 2012, our total unrecognized compensation cost related to the non-performance based unvested stock awards was $25 million and includes compensation expense that we will recognize for EchoStar stock awards held by our employees as a result of the Spin-off.  This cost is based on an estimated future forfeiture rate of approximately 3.8% per year and will be recognized over a weighted-average period of approximately two years. Share-based compensation expense is recognized based on stock awards ultimately expected to vest and is reduced for estimated forfeitures.  Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.  Changes in the estimated forfeiture rate can have a significant effect on share-based compensation expense since the effect of adjusting the rate is recognized in the period the forfeiture estimate is changed.

Valuation

The fair value of each stock option for the three and six months ended June 30, 2012 and 2011 was originally estimated at the date of the grant using a Black-Scholes option valuation model with the following assumptions:

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Stock Options	2012	2011	2012	2011
Risk-free interest rate	0.41% - 0.87%	1.76% - 3.18%	0.41% - 1.29%	1.76% - 3.18%
Volatility factor	33.15% - 38.87%	31.74% - 41.00%	33.15% - 39.34%	31.74% - 41.00%
Expected term of options in years	3.1 - 5.8	4.7 - 10.0	3.1 - 5.9	4.7 - 10.0
Weighted-average fair value of options granted	$6.72 - $10.72	$11.33 - $14.77	$6.72 - $12.69	$9.16 - $14.77

On December 1, 2011, DISH Network paid a $2.00 cash dividend per share on its outstanding Class A and Class B common stock.  While DISH Network currently does not intend to declare additional dividends on its common stock, it may elect to do so from time to time.  Accordingly, the dividend yield percentage used in the Black-Scholes option valuation model is set at zero for all periods.  The Black-Scholes option valuation model was developed for use in estimating the fair value of traded stock options which have no vesting restrictions and are fully transferable.  Consequently, our estimate of fair value may differ from other valuation models.  Further, the Black-Scholes option valuation model requires the input of highly subjective assumptions.  Changes in the subjective input assumptions can materially affect the fair value estimate.

We will continue to evaluate the assumptions used to derive the estimated fair value of DISH Network’s stock options as new events or changes in circumstances become known.

10.       Stock-Based Compensation

Stock Incentive Plans

DISH Network maintains stock incentive plans to attract and retain officers, directors and key employees.  Our employees participate in the DISH Network stock incentive plans.  Stock awards under these plans include both performance and non-performance based stock incentives.  As of December 31, 2011, there were outstanding under these plans stock options to acquire 17.6 million shares of DISH Network’s Class A common stock and 1.2 million restricted stock units associated with our employees.  Stock options granted prior to and on December 31, 2011 were granted with exercise prices equal to or greater than the market value of DISH Network Class A common stock at the date of grant and with a maximum term of approximately ten years.  While historically DISH Network has issued stock awards subject to vesting, typically at the rate of 20% per year, some stock awards have been granted with immediate vesting and other stock awards vest only upon the achievement of certain DISH Network-specific objectives.  As of December 31, 2011, DISH Network had 73.0 million shares of its Class A common stock available for future grant under its stock incentive plans.

During December 2009, DISH Network paid a dividend in cash of $2.00 per share on their outstanding Class A and Class B common stock to shareholders of record on November 20, 2009.  In light of such dividend, during February 2010, the exercise price of 16.9 million stock options, affecting approximately 400 of our employees, was reduced by $2.00 per share (the “2009 Stock Option Adjustment”).  Except as noted below, all information discussed below reflects the 2009 Stock Option Adjustment.

On January 1, 2008, DISH Network completed the distribution of its technology and set-top box business and certain infrastructure assets (the “Spin-off”) into a separate publicly-traded company, EchoStar Corporation (“EchoStar”).  DISH Network, including us, and EchoStar operate as separate publicly-traded companies, and neither entity has any ownership interest in the other.  However, a substantial majority of the voting power of the shares of both companies is owned beneficially by Charles W. Ergen, our Chairman, or by certain trusts established by Mr. Ergen for the benefit of his family.

In connection with the Spin-off, as permitted by existing stock incentive plans and consistent with the Spin-off exchange ratio, each DISH Network stock option was converted into two stock options as follows:

·                  an adjusted DISH Network stock option for the same number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.831219.

·                  a new EchoStar stock option for one-fifth of the number of shares that were exercisable under the original DISH Network stock option, with an exercise price equal to the exercise price of the original DISH Network stock option multiplied by 0.843907.

Similarly, each holder of DISH Network restricted stock units retained his or her DISH Network restricted stock units and received one EchoStar restricted stock unit for every five DISH Network restricted stock units that they held.

Consequently, the fair value of the DISH Network stock award and the new EchoStar stock award immediately following the Spin-off was equivalent to the fair value of such stock award immediately prior to the Spin-off.

As of December 31, 2011, the following stock awards were outstanding:

	As of December 31, 2011
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DDBS employees	17,640,074	1,179,709	700,521	52,286

DISH Network is responsible for fulfilling all stock awards related to DISH Network common stock and EchoStar is responsible for fulfilling all stock awards related to EchoStar common stock, regardless of whether such stock awards are held by our or EchoStar’s employees. Notwithstanding the foregoing, our stock-based compensation expense, resulting from stock awards outstanding at the Spin-off date, is based on the stock awards held by our employees regardless of whether such stock awards were issued by DISH Network or EchoStar. Accordingly, stock-based compensation that we expense with respect to EchoStar stock awards is included in “Additional paid-in capital” on our Consolidated Balance Sheets.

Exercise prices for DISH Network stock options outstanding and exercisable associated with our employees as of December 31, 2011 are as follows:

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable as of December 31, 2011	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$ —	-	$ 10.00	3,978,408	5.67	$9.09	1,186,308	5.75	$9.09
$10.00	-	$ 15.00	829,288	6.51	$14.01	200,651	6.51	$13.96
$15.00	-	$ 20.00	2,365,215	8.17	$18.15	140,676	6.69	$18.19
$20.00	-	$ 25.00	5,467,263	4.48	$22.78	2,517,663	3.23	$22.73
$25.00	-	$ 30.00	2,507,345	5.15	$26.46	1,771,596	4.63	$26.46
$30.00	-	$ 35.00	2,454,055	8.83	$31.19	548,504	7.12	$32.29
$35.00	-	$ 40.00	38,500	5.65	$36.74	22,400	5.61	$36.68
$ —	-	$ 40.00	17,640,074	6.04	$20.38	6,387,798	4.61	$21.73

Stock Award Activity

DISH Network stock option activity associated with our employees was as follows:

	2011		2010		2009
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total stock options outstanding, beginning of period (1)	18,447,004	$17.76	18,094,235	$20.86	18,267,950	$21.86
Granted	3,198,500	$28.52	2,450,500	$18.34	3,077,000	$15.69
Exercised	(1,640,462)	$12.36	(408,231)	$9.99	(233,795)	$10.95
Forfeited and cancelled (2)	(2,364,968)	$12.11	(1,689,500)	$21.69	(3,016,920)	$22.44
Total stock options outstanding, end of period	17,640,074	$20.38	18,447,004	$17.76	18,094,235	$20.86
Performance based stock options outstanding, end of period (3)	8,022,975	$18.89	9,907,250	$15.29	8,253,500	$16.27
Exercisable at end of period	6,387,798	$21.73	5,325,753	$22.70	5,722,735	$28.36

(1)   The beginning of period weighted-average exercise price for the year ended December 31, 2010 of $20.86 does not reflect the 2009 Stock Option Adjustment, which occurred subsequent to December 31, 2009.

(2)   Certain of these stock options include options that were granted to individuals who transferred to another DISH Network subsidiary not a part of DDBS.

(3)   These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

We realized tax benefits from stock awards exercised during the years ended December 31, 2011, 2010 and 2009 as follows:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Tax benefit from stock awards exercised	$9,786	$1,665	$1,116

Based on the closing market price of DISH Network Class A common stock on December 31, 2011, the aggregate intrinsic value of stock options associated with our employees was as follows:

	As of December 31, 2011
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$150,165	$45,708

DISH Network restricted stock unit activity associated with our employees was as follows:

	2011		2010		2009
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,271,984	$22.06	857,719	$25.04	987,625	$24.88
Granted	300,000	$30.67	600,000	$18.15	6,666	$11.11
Vested	(14,705)	$11.09	—	$—	(38,072)	$22.76
Forfeited and cancelled	(377,570)	$26.23	(185,735)	$23.07	(98,500)	$23.33
Total restricted stock units outstanding, end of period	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04
Restricted Performance Units outstanding, end of period (1)	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04

(1)          These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Long-Term Performance Based Plans

2005 LTIP. During 2005, DISH Network adopted a long-term, performance based stock incentive plan (the “2005 LTIP”). The 2005 LTIP provides stock options and restricted stock units, either alone or in combination, which vest over seven years at the rate of 10% per year during the first four years, and at the rate of 20% per year thereafter. Exercise of the stock awards is subject to the foregoing vesting schedule and a performance condition that a DISH Network-specific subscriber goal is achieved by March 31, 2015.

Contingent compensation related to the 2005 LTIP will not be recorded in our financial statements unless and until management concludes achievement of the performance condition is probable. Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth. Consequently, while it was determined that achievement of the goal was not probable as of December 31, 2011, that assessment could change in the future.

If all of the stock awards under the 2005 LTIP were vested and the goal had been met or if management had determined that achievement of the goal was probable during the year ended December 31, 2011, we would have recorded total non-cash, stock-based compensation expense for our employees as indicated in the table below. If the goal is met and there are unvested stock awards at that time, the vested amounts would be expensed immediately on our Consolidated Statements of Operations and Comprehensive Income (Loss), with the unvested portion recognized ratably over the remaining vesting period.

	2005 LTIP
	Total	Vested Portion (1)
	(In thousands)
DISH Network awards held by DDBS employees	$31,300	$22,768
EchoStar awards held by DDBS employees	6,913	5,078
Total	$38,213	$27,846

(1)          Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

2008 LTIP. During 2008, DISH Network adopted a long-term, performance based stock incentive plan (the “2008 LTIP”). The 2008 LTIP provides stock options and restricted stock units, either alone or in combination, which vest based on DISH Network-specific subscriber and financial goals. Exercise of the stock awards is contingent on achieving these goals by December 31, 2015.

Although no awards vest until DISH Network attains the performance goals, compensation related to the 2008 LTIP will be recorded based on management’s assessment of the probability of meeting the remaining goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

During the first quarter 2011, DISH Network determined that all of the 2008 LTIP performance goals are probable of achievement.  As of December 31, 2011, approximately 45% of the 2008 LTIP awards had vested.  We are recognizing the associated non-cash stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive Income (Loss) over the estimated period for vesting of the approximately 55% of the awards remaining, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Other Employee Performance Awards.  In addition to the above long-term, performance stock incentive plans, DISH Network has other stock awards that vest based on certain other DISH Network-specific subscriber and financial goals.  Exercise of these stock awards is contingent on achieving certain performance goals.

Additional compensation related to these awards will be recorded based on management’s assessment of the probability of meeting the remaining performance goals.  If the remaining goals are probable of being achieved, we will begin recognizing the associated non-cash, stock-based compensation expense on our Consolidated Statements of Operations and Comprehensive

Income (Loss) over the estimated period to achieve the goal.  See table below titled “Estimated Remaining Non-Cash, Stock-Based Compensation Expense.”

Although no awards vest until the performance goals are attained, DISH Network determined that certain goals were probable of achievement and, as a result, recorded non-cash, stock-based compensation expense for the years ended December 31, 2011 and 2010, as indicated in the table below titled “Non-Cash, Stock-Based Compensation Expense Recognized.”

Given the competitive nature of DISH Network’s business, small variations in subscriber churn, gross new subscriber activation rates and certain other factors can significantly impact subscriber growth.  Consequently, while it was determined that achievement of certain DISH Network-specific subscriber and financial goals was not probable as of December 31, 2011, that assessment could change in the future.

The non-cash stock-based compensation expense associated with these awards is as follows:

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Expense estimated to be recognized during 2012	$4,412	$162
Estimated contingent expense subsequent to 2012	3,290	51,258
Total estimated remaining expense over the term of the plan	$7,702	$51,420

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2011	2010	2009
	(In thousands)
2008 LTIP	$18,944	$2,984	$3,560
Other employee performance awards	144	271	234
Total non-cash, stock-based compensation expense recognized for performance based awards	$19,088	$3,255	$3,794

Of the 17.6 million stock options and 1.2 million restricted stock units outstanding under the DISH Network stock incentive plans associated with our employees as of December 31, 2011, the following awards were outstanding pursuant to the performance based stock incentive plans:

	As of December 31, 2011
	Number of Awards	Weighted- Average Exercise Price
Performance Based Stock Options
2005 LTIP	1,944,500	$23.30
2008 LTIP	3,078,475	$11.95
Other employee performance awards	3,000,000	$23.16
Total	8,022,975	$18.89

Restricted Performance Units and Other
2005 LTIP	258,164
2008 LTIP	21,545
Other employee performance awards	900,000
Total	1,179,709

Stock-Based Compensation

During the year ended December 31, 2010, we incurred $3 million of additional non-cash, stock-based compensation cost in connection with the 2009 Stock Option Adjustment discussed previously. This amount is included in the table below. Total non-cash, stock-based compensation expense for all of our employees is shown in the following table for the years ended December 31, 2011, 2010 and 2009 and was allocated to the same expense categories as the base compensation for such employees:

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Subscriber-related	$1,914	$1,160	$1,069
General and administrative	29,249	14,227	11,158
Total non-cash, stock based compensation	$31,163	$15,387	$12,227

As of December 31, 2011, our total unrecognized compensation cost related to the non-performance based unvested stock awards was $24 million and includes compensation expense that we will recognize for EchoStar stock awards held by our employees as a result of the Spin-off. This cost is based on an estimated future forfeiture rate of approximately 3.7% per year and will be recognized over a weighted-average period of approximately two years. Share-based compensation expense is recognized based on stock awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Changes in the estimated forfeiture rate can have a significant effect on share-based compensation expense since the effect of adjusting the rate is recognized in the period the forfeiture estimate is changed.

Valuation

The fair value of each stock option for the years ended December 31, 2011, 2010 and 2009 was estimated at the date of the grant using a Black-Scholes option valuation model with the following assumptions:

For the Years Ended December 31,
Stock Options	2011	2010	2009
Risk-free interest rate	0.36% - 3.18%	1.50% - 2.89%	1.70% - 3.19%
Volatility factor	31.74% - 45.56%	33.33% - 38.63%	29.72% - 45.97%
Expected term of options in years	3.6 - 10.0	5.2 - 7.5	3.0 - 7.3
Weighted-average fair value of options granted	$8.73 - $14.77	$6.83 - $8.14	$3.86 - $8.29

On December 2, 2009 and December 1, 2011, DISH Network paid a $2.00 cash dividend per share on its outstanding Class A and Class B common stock.  While DISH Network currently does not intend to declare additional dividends on its common stock, it may elect to do so from time to time.  Accordingly, the dividend yield percentage used in the Black-Scholes option valuation model is set at zero for all periods.  The Black-Scholes option valuation model was developed for use in estimating the fair value of traded stock options which have no vesting restrictions and are fully transferable.  Consequently, our estimate of fair value may differ from other valuation models.  Further, the Black-Scholes option valuation model requires the input of highly subjective assumptions.  Changes in the subjective input assumptions can materially affect the fair value estimate.

On November 1, 2011, DISH Network declared a dividend of $2.00 per share on its outstanding Class A and Class B common stock.  The dividend was paid in cash on December 1, 2011 to shareholders of record on November 17, 2011.  In light of-such dividend, DISH Network’s Executive Compensation Committee, which administers its stock incentive plans, determined to adjust the exercise price of certain stock options issued under the plans by decreasing the exercise price by $2.00 per share; provided, that the exercise price of eligible stock options will not be reduced below $1.00.  As a result of this adjustment, a majority of the stock options outstanding as of December 31, 2011 were adjusted subsequent to the year ended December 31, 2011.  This adjustment will result in additional incremental non-cash, stock-based compensation expense of $22 million, of which $13 million will be expensed during first quarter 2012 and $9 million will be expensed over the remaining vesting period.

We will continue to evaluate the assumptions used to derive the estimated fair value of DISH Network’s stock options as new events or changes in circumstances become known.

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

8.              Commitments and Contingencies

Commitments

Wireless Spectrum

In 2008, DISH Network paid $712 million to acquire certain 700 MHz wireless spectrum licenses, which were granted to DISH Network by the FCC in February 2009 subject to certain build-out requirements.  To commercialize these licenses and satisfy the associated FCC build-out requirements, DISH Network will be required to make significant additional investments or partner with others.  We may make cash distributions to DISH Network to, among other things, finance the commercialization and build-out requirements of these licenses and DISH Network’s integration efforts including compliance with regulations applicable to these licenses.  Depending on the nature and scope of such commercialization and build-out, any such investment or partnership could vary significantly, which may affect our future financial condition or results of operations.  Part or all of these licenses may be terminated if the associated FCC build-out requirements are not satisfied.  There can be no assurance that DISH Network will be able to develop and implement a business model that will realize a return on these investments and profitably deploy the spectrum represented by the 700 MHz licenses.

On March 2, 2012, the FCC approved the transfer of 40 MHz of 2 GHz wireless spectrum licenses held by DBSD North America, Inc. (“DBSD North America”) and TerreStar Networks, Inc. (“TerreStar”) to DISH Network.  On March 9, 2012, DISH Network completed the acquisitions of 100% of the equity of reorganized DBSD North America (the “DBSD Transaction”) and substantially all of the assets of TerreStar (the “TerreStar Transaction”), pursuant to which DISH Network acquired, among other things, certain satellite assets and wireless spectrum licenses held by DBSD North America and TerreStar.  In addition, during the fourth quarter 2011, DISH Network and Sprint Nextel Corporation (“Sprint”) entered into a mutual release and settlement agreement (the “Sprint Settlement Agreement”) pursuant to which all disputed issues relating to the DBSD Transaction and the TerreStar Transaction were resolved between DISH Network and Sprint, including, but not limited to, issues relating to costs allegedly incurred by Sprint to relocate users from the spectrum then licensed to DBSD North America and TerreStar.  Pursuant to the Sprint Settlement Agreement, DISH Network made a net payment of approximately $114 million to Sprint.  The total consideration to acquire these assets was approximately $2.860 billion.  This amount includes $1.364 billion for the DBSD Transaction, $1.382 billion for the TerreStar Transaction, and the net payment of $114 million to Sprint pursuant to the Sprint Settlement Agreement.

DISH Network’s consolidated FCC applications for approval of the license transfers from DBSD North America and TerreStar were accompanied by requests for waiver of the FCC’s Mobile-Satellite Service (“MSS”) “integrated service” and spare satellite requirements and various technical provisions.  The FCC denied DISH Network’s requests for waiver of the integrated service and spare satellite requirements.  The FCC has not yet acted on the request for waiver of various technical provisions, and DISH Network cannot predict the outcome or timing of any action by the FCC with respect to that waiver request.  Waiver of the integrated service requirement would have allowed DISH Network to offer single-mode terrestrial terminals to customers who do not desire satellite functionality.  On March 21, 2012, the FCC released a notice of proposed rule making (“NPRM”) that could result in the elimination of the integrated service and other requirements that attach to the 2 GHz licenses.  Among other things, the FCC has proposed to modify DISH Network’s licenses to allow DISH Network to offer single-mode terrestrial terminals to customers who do not desire satellite functionality.  The NPRM was published in the Federal Register on April 17, 2012.  Initial comments on the NPRM were due on or before May 17, 2012, and reply comments were due on or before June 1, 2012. DISH Network submitted filings in the initial comment round and in the reply comment round.  While the FCC has indicated its intent to complete the NPRM during 2012, DISH Network cannot predict the outcome or timing of the NPRM, including, without limitation, any associated build-out requirements with which DISH Network may need to comply to avail itself of any changes to the rules.

As a result of the completion of the DBSD Transaction and the TerreStar Transaction, DISH Network will likely be required to make significant additional investments or partner with others to, among other things, finance the commercialization and build-out requirements of these licenses.  We have made cash distributions to DISH Network to finance these acquisitions and may make additional cash distributions to, among other things, finance the commercialization of these licenses and DISH Network’s integration efforts including compliance with regulations applicable to the acquired licenses.  Depending on the nature and scope of such commercialization and build-out, any such investment or partnership could vary significantly, which may affect our future financial condition or results of operations.  There can be no assurance that DISH Network will be able to develop and implement a business model that will realize a return on these spectrum investments or that DISH Network will be able to profitably deploy the assets represented by these spectrum investments.

Guarantees

In connection with the Spin-off, we distributed certain satellite lease agreements to EchoStar and remained the guarantor under those capital leases for payments totaling approximately $148 million over approximately the next three years.

In addition, during the third quarter 2009, EchoStar entered into a new satellite transponder service agreement for the Nimiq 5 satellite through 2024.  We sublease this capacity from EchoStar and DISH Network guarantees a certain portion of EchoStar’s payment obligations under this agreement through 2019.  As of June 30, 2012, the remaining payment obligations under this agreement are the guarantee of $470 million.

As of June 30, 2012, we have not recorded a liability on the balance sheet for any of these guarantees.

Contingencies

Separation Agreement

In connection with the Spin-off, DISH Network entered into a separation agreement with EchoStar that provides, among other things, for the division of certain liabilities, including liabilities resulting from litigation.  Under the terms of the separation agreement, EchoStar has assumed certain liabilities that relate to its business including certain designated liabilities for acts or omissions that occurred prior to the Spin-off.  Certain specific provisions govern intellectual property related claims under which, generally, EchoStar will only be liable for its acts or omissions following the Spin-off and DISH Network will indemnify EchoStar for any liabilities or damages resulting from intellectual property claims relating to the period prior to the Spin-off as well as our acts or omissions following the Spin-off.

Litigation

We are involved in a number of legal proceedings (including those described below) concerning matters arising in connection with the conduct of our business activities.  Many of these proceedings are at preliminary stages, and many of these proceedings seek an indeterminate amount of damages.  We regularly evaluate the status of the legal proceedings in which we are involved to assess whether a loss is probable or there is a reasonable possibility that a loss or an additional loss may have been incurred and to determine if accruals are appropriate.  If accruals are not appropriate, we further evaluate each legal proceeding to assess whether an estimate of the possible loss or range of possible loss can be made.

For certain cases described on the following pages, management is unable to provide a meaningful estimate of the possible loss or range of possible loss because, among other reasons, (i) the proceedings are in various stages; (ii) damages have not been sought; (iii) damages are unsupported and/or exaggerated; (iv) there is uncertainty as to the outcome of pending appeals or motions; (v) there are significant factual issues to be resolved; and/or (vi) there are novel legal issues or unsettled legal theories to be presented or a large number of parties (as with many patent-related cases).  For these cases, however, management does not believe, based on currently available information, that the outcomes of these proceedings will have a material adverse effect on our financial condition, though the outcomes could be material to our operating results for any particular period, depending, in part, upon the operating results for such period.

c4cast.com, Inc.

On May 7, 2012, c4cast.com, Inc. filed a complaint against DISH Network and its wholly-owned subsidiary, Blockbuster L.L.C., in the United States District Court for the Eastern District of Texas alleging infringement of United States Patent No. 7,958,204 (the “‘204 patent”), which is entitled “Community-Selected Content.”  The ‘204 patent relates to systems, methods and techniques for providing resources to participants over an electronic network.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Channel Bundling Class Action

During 2007, a purported class of cable and satellite subscribers filed an antitrust action against our wholly-owned subsidiary, DISH Network L.L.C., in the United States District Court for the Central District of California.  The suit also names as defendants DirecTV, Comcast, Cablevision, Cox, Charter, Time Warner, Inc., Time Warner Cable, NBC Universal, Viacom, Fox Entertainment Group and Walt Disney Company.  The suit alleges, among other things, that the defendants engaged in a conspiracy to provide customers with access only to bundled channel offerings as opposed to giving customers the ability to purchase channels on an “a la carte” basis.  On October 16, 2009, the District Court entered an order granting the defendants’ motion to dismiss with prejudice.  On June 3, 2011, the U.S. Court of Appeals for the Ninth Circuit affirmed the District Court’s order.  The plaintiff class sought rehearing en banc.  On October 31, 2011, the Ninth Circuit issued an order vacating the previous June 3, 2011 order, directing that a 3-judge panel be reconstituted, and denying the plaintiff class’ motion for rehearing.  On March 30, 2012, the reconstituted panel of the Ninth Circuit again affirmed the District Court’s order.  On April 10, 2012, the plaintiff class again filed a petition for rehearing en banc, which was denied on May 4, 2012.  On August 2, 2012, the plaintiff class filed a petition seeking review by the United States Supreme Court.

We intend to vigorously defend this case.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Cyberfone Systems, LLC (f/k/a LVL Patent Group, LLC)

On September 15, 2011, LVL Patent Group, LLC filed a complaint against our wholly-owned subsidiary, DISH Network L.L.C., as well as EchoStar, EchoStar Technologies L.L.C., a wholly-owned subsidiary of EchoStar, and DirecTV in the United States District Court for the District of Delaware alleging infringement of United States Patent No. 6,044,382, which is entitled “Data Transaction Assembly Server.”  DirecTV was dismissed from the case on January 4, 2012.  On July 12, 2012, Cyberfone Systems, LLC (f/k/a LVL Patent Group, LLC) filed the operative second amended complaint making the same claim.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

ESPN

During 2008, our wholly-owned subsidiary, DISH Network L.L.C., filed a lawsuit against ESPN, Inc., ESPN Classic, Inc., ABC Cable Networks Group, Soapnet L.L.C. and International Family Entertainment (collectively, “ESPN”) for breach of contract in New York State Supreme Court.  Our complaint alleges that ESPN failed to provide us with certain high-definition feeds of the Disney Channel, ESPN News, Toon and ABC Family.  In October 2011, the jury returned a verdict in favor of the defendants.  We intend to appeal.

ESPN had asserted a counterclaim alleging that we owed approximately $35 million under the applicable affiliation agreements.  On April 15, 2009, the New York State Supreme Court granted, in part, ESPN’s motion for summary judgment on the counterclaim, finding that we are liable for some of the amount alleged to be owing but that the actual amount owing is disputed.  On December 29, 2010, the New York State Supreme Court, Appellate Division, First Department affirmed the partial grant of ESPN’s motion on the counterclaim.  After the partial grant of ESPN’s motion for summary judgment, ESPN sought an additional $30 million under the applicable affiliation agreements.  On March 15, 2010, the New York State Supreme Court affirmed the prior grant of ESPN’s motion and ruled that we owe the full amount of approximately $66 million under the applicable affiliation agreement.  As of December 31, 2010, we had $42 million recorded as a “Litigation accrual” on our Condensed Consolidated Balance Sheets.

On June 21, 2011, the First Department affirmed the New York Supreme Court’s ruling that we owe approximately $66 million under the applicable affiliation agreements and, on October 18, 2011, denied our motion for leave to appeal that decision to New York’s highest court, the New York Court of Appeals.  We sought leave to appeal directly to the New York Court of Appeals and, on January 10, 2012, the New York Court of Appeals dismissed our motion for leave on the ground that the ruling upon which we appealed does not fully resolve all claims in the action.  As a result of the First Department’s June 2011 ruling, during 2011, we recorded $24 million of “Litigation Expense” on our Consolidated Statements of Operations and Comprehensive Income (Loss).  On February 6, 2012, ESPN filed a motion seeking $5 million in attorneys’ fees as the prevailing party on both our claim and ESPN’s counterclaim, which we have opposed. As a result, during the six months ended June 30, 2012, we recorded $5 million of “General and administrative expenses” and increased our “Litigation accrual” to a total of $71 million related to this case as of June 30, 2012.  This reflects our estimated exposure for ESPN’s counterclaim.  We intend to vigorously prosecute and defend this case.

The Hopper Litigation

On May 24, 2012, our wholly-owned subsidiary, DISH Network L.L.C., filed a lawsuit in the United States District Court for the Southern District of New York against American Broadcasting Companies, Inc., CBS Corporation, Fox Entertainment Group, Inc., Fox Television Holdings, Inc., Fox Cable Network Services, L.L.C. and NBCUniversal Media, LLC.  In the lawsuit, we are seeking a declaratory judgment that we are not infringing any defendant’s copyright, or breaching any defendant’s retransmission consent agreement, by virtue of the AutoHop™ feature, which works in conjunction with the PrimeTime Anytime™ feature, on our Hopper™ set-top boxes.  The AutoHop feature allows a subscriber, at his or her option, to watch certain recordings the subscriber made with our PrimeTime Anytime feature, commercial-free, if played back the next day after the show’s original airing.  The PrimeTime Anytime feature allows a user of our Hopper set-top box, at his or her option, to record certain HD primetime programs airing on ABC, CBS, Fox, and/or NBC up to every night, and to store those recordings for up to eight days.

Later on May 24, 2012, (i) Fox Broadcasting Company, Twentieth Century Fox Film Corp. and Fox Television Holdings, Inc. filed a lawsuit against us and DISH Network L.L.C. in the United States District Court for the Central District of California, alleging that the PrimeTime Anytime feature, the AutoHop feature, as well as Sling place-shifting functionality infringe their copyrights and breach their retransmission consent agreements, (ii) NBC Studios LLC, Universal Network Television, LLC, Open 4 Business Productions LLC and NBCUniversal Media, LLC filed a lawsuit against us and DISH Network L.L.C. in the United States District Court for the Central District of California, alleging that the PrimeTime Anytime feature and the AutoHop feature infringe their copyrights, and (iii) CBS Broadcasting Inc., CBS Studios Inc. and Survivor Productions LLC filed a lawsuit against us and DISH Network L.L.C. in the United States District Court for the Central District of California, alleging that the PrimeTime Anytime feature and the AutoHop feature infringe their copyrights.  The Central District of California matters have been assigned to a single judge.

On July 2, 2012, the Court in our action in the Southern District of New York heard our motion for an anti-suit injunction to enjoin prosecution of the networks’ respective lawsuits in the Central District of California (so that all of the matters could be heard and determined in a single action in the Southern District of New York) and Fox’s, NBC’s and CBS’s motions to dismiss our complaint.  In an order dated July 9, 2012, the Court denied our motion, granted the Fox defendants’ motion and granted, in part, the NBC and CBS defendants’ respective motions to dismiss our complaint, such that only our contract-based claims against the NBC and CBS defendants will proceed in the New York action.  Our claims against the ABC defendants were unaffected by the Court’s order.  ABC has filed a counterclaim against us in the New York action, alleging breach of contract and copyright infringement claims.

We intend to vigorously prosecute and defend our position in these cases.  In the event that a court ultimately determines that we infringe the asserted copyrights, we may be subject to substantial damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  In addition, as a result of this litigation, we may not be able to renew certain of our retransmission consent agreements and other programming agreements on favorable terms or at all.  If we are unable to renew these agreements, there can be no assurance that we would be able to obtain substitute programming, or that such substitute programming would be comparable in quality or cost to our existing programming.  Loss of access to existing programming could have a material adverse effect on our business, financial condition and results of operations, including, among other things, our gross new subscriber activations and subscriber churn rate.  We cannot predict with any degree of certainty the outcome of these suits or determine the extent of any potential liability or damages.

Norman IP Holdings, Inc.

On September 15, 2011, Norman IP Holdings, Inc. (“Norman”) filed a patent infringement complaint against Brother International Corporation and Lexmark International Corporation in the United States District Court for the Eastern District of Texas alleging infringement of U.S. Patent No. 5,592,555 (the “‘555 patent”)  and U.S. Patent No. 5,502,689 (the “‘689 patent”).  On December 9, 2011, Norman filed a first amended complaint that added Ricoh Americas Corporation and dropped Brother International Corporation as a defendant.  On January 27, 2012, Norman filed a second amended complaint that added DISH Network as a defendant, in addition to adding Belkin International, Inc., BMW of North America LLC, Daimler North America Corporation, Mercedes-Benz USA, LLC, D-Link Systems, Inc., Ford Motor Company, Garmin International, Inc., Garmin USA, Inc., General Electric Company, General Motors Company, JVC Americas Corporation, Novatel Wireless, Inc., Novatel Wireless Solutions, Inc., Novatel Wireless Technology, Inc., TomTom, Inc., ViewSonic Corporation, Vizio, Inc., Volkswagen Group of America, Inc., Xerox Corporation, ZTE USA, Inc., and ZTE Solutions, Inc.  The ‘555 patent relates to a wireless communications privacy method and system and the ‘689 patent relates to a clock generator capable of shut-down mode and clock generation method.  Norman is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  The trial date has been set for January 5, 2015.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

NorthPoint Technology, Ltd.

On July 2, 2009, NorthPoint Technology, Ltd. (“NorthPoint”) filed suit against DISH Network, EchoStar and DirecTV in the United States District Court for the Western District of Texas alleging infringement of United States Patent No. 6,208,636 (the “‘636 patent”).  The ‘636 patent relates to the use of multiple low-noise block converter feedhorns, or LNBFs, which are antennas used for satellite reception.  On April 21, 2011, the U.S. Patent and Trademark Office issued an order granting reexamination of the ‘636 patent.  On June 21, 2011, the District Court entered summary judgment in DISH Network’s favor, finding that all asserted claims of the ‘636 patent are invalid.  NorthPoint appealed and, on May 11, 2012, the United States Court of Appeals for the Federal Circuit affirmed the District Court’s judgment.  The deadline for NorthPoint to file a further appeal has passed, and the matter is now closed.

Olympic Developments AG, LLC

On January 20, 2011, Olympic Developments AG, LLC (“Olympic”) filed suit against our wholly-owned subsidiary, DISH Network L.L.C., Atlantic Broadband, Inc., Bright House Networks, LLC, Cable One, Inc., Cequel Communications Holdings I, LLC, CSC Holdings, LLC, GCI Communication Corp., Insight Communications Company, Inc., Knology, Inc., Mediacom Communications Corporation and RCN Telecom Services, LLC in the United States District Court for the Central District of California alleging infringement of United States Patent Nos. 5,475,585 and 6,246,400.  The patents relate to on-demand services.  Olympic is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  On June 13, 2011, the case was transferred to the Northern District of California.  On November 4, 2011, the case was stayed pending reexamination by the U.S. Patent and Trademark Office.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Personalized Media Communications, Inc.

During 2008, Personalized Media Communications, Inc. (“PMC”) filed suit against DISH Network, EchoStar and Motorola Inc. in the United States District Court for the Eastern District of Texas alleging infringement of United States Patent Nos. 5,109,414, 4,965,825, 5,233,654, 5,335,277, and 5,887,243, which relate to satellite signal processing.  PMC is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  Subsequently, Motorola Inc. settled with PMC, leaving EchoStar and DISH Network as defendants.  On July 18, 2012, pursuant to a Court order, PMC filed a Second Amended Complaint that added Rovi Guides, Inc. (f/k/a/ Gemstar-TV Guide International, Inc.) and TVG-PMC, Inc. (collectively, “Gemstar”) as a party, and added a new claim against all defendants seeking a declaratory judgment as to the scope of Gemstar’s license to the patents in suit, under which DISH Network and EchoStar are sublicensees.  The Court has stayed all deadlines in the case (trial had been set for August 20, 2012) pending entry of a new Docket Control Order.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Premier International Associates, LLC

On August 3, 2012, Premier International Associates, LLC (“Premier International Associates”) filed a complaint against us, our wholly-owned subsidiary, DISH Network L.L.C., DISH Network, and EchoStar and its wholly-owned subsidiary, EchoStar Technologies L.L.C., in the United States District Court for the Northern District of Illinois alleging infringement of United States Patent No. 6,243,725 (the “‘725 patent”), which is entitled “List Building System.”  The ‘725 patent relates to a system for building an inventory of audio/visual works.  Premier International Associates is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Preservation Technologies, LLC

In December 2011, Preservation Technologies, LLC (“Preservation Technologies”) filed suit against DISH Network in the United States District Court for the Central District of California.  In the Operative Fifth Amended Complaint, filed on May 24, 2012, Preservation Technologies also names Netflix, Inc., Facebook, Inc., Hulu, LLC, AT&T Services, Inc., Cox Communications, Inc., Time Warner Cable, Inc., The Walt Disney Company, American Broadcasting Companies, Inc. and Yahoo! Inc. as defendants.  Preservation Technologies alleges that our BLOCKBUSTER On Demand, DISH branded pay-TV and DISH Online services infringe U.S. Patent Nos. 5,813,014, 5,832,499, 6,092,080, 6,353,831, 6,574,638, 6,199,060, 5,832,495, 6,549,911, 6,212,527 and 6,477,537.  The patents relate to digital libraries, the management of multimedia assets, and the cataloging of multimedia data.  Preservation Technologies is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  Time Warner Cable Inc. was dismissed from the case on July 19, 2012.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Ronald A. Katz Technology Licensing, L.P.

During 2007, Ronald A. Katz Technology Licensing, L.P. (“Katz”) filed a patent infringement action against our wholly-owned subsidiary, DISH Network L.L.C., in the United States District Court for the Northern District of California.  The suit alleges infringement of 19 patents owned by Katz.  The patents relate to interactive voice response, or IVR, technology.  The case has been transferred and consolidated for pretrial purposes in the United States District Court for the Central District of California by order of the Judicial Panel on Multidistrict Litigation.  Only four patents remain in the case against us, one of which is subject to a reexamination request before the U.S. Patent and Trademark Office, which was filed on February 13, 2012.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Technology Development and Licensing L.L.C.

On January 22, 2009, Technology Development and Licensing L.L.C. (“TDL”) filed suit against DISH Network and EchoStar in the United States District Court for the Northern District of Illinois alleging infringement of United States Patent No. Re. 35,952, which relates to certain favorite channel features.  TDL is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  In July 2009, the Court granted DISH Network’s motion to stay the case pending two reexamination petitions before the U.S. Patent and Trademark Office.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

TQP Development, LLC

On April 4, 2012, TQP Development, LLC (“TQP Development”) filed suit against our wholly-owned subsidiary, DISH Network L.L.C., in the United States District Court for the Eastern District of Texas alleging infringement of United States Patent No. 5,412,730 titled “Encrypted Data Transmission System Employing Means for Randomly Altering the Encryption Keys.”  TQP Development is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Vigilos, LLC

On February 23, 2011, Vigilos, LLC (“Vigilos”) filed suit against EchoStar, two EchoStar subsidiaries, Sling Media, Inc. and EchoStar Technologies L.L.C., and Monsoon Multimedia, Inc. in the U.S. District Court for the Eastern District of Texas alleging infringement of U.S. Patent No. 6,839,731, which is entitled “System and Method for Providing Data Communication in a Device Network.”  Subsequently in 2011, Vigilos added DISH Network L.L.C., our wholly-owned subsidiary, as a defendant in its First Amended Complaint and the case was transferred to the Northern District of California.  Later in 2011, Vigilos filed a Second Amended Complaint that added claims for infringement of a second patent, U.S. Patent No. 7,370,074, which is entitled “System and Method for Implementing Open-Protocol Remote Device Control.”  Vigilos is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Voom HD Holdings

In January 2008, Voom HD Holdings (“Voom”) filed a lawsuit against our wholly-owned subsidiary, DISH Network L.L.C., in New York Supreme Court, alleging breach of contract and other claims arising from our termination of the affiliation agreement governing carriage of certain Voom HD channels on the DISH branded pay-TV service.  At that time, Voom also sought a preliminary injunction to prevent us from terminating the agreement.  The Court denied Voom’s request, finding, among other things, that Voom had not demonstrated that it was likely to prevail on the merits.  In April 2010, we and Voom each filed motions for summary judgment.  Voom later filed two motions seeking discovery sanctions.  On November 9, 2010, the Court issued a decision denying both motions for summary judgment, but granting Voom’s motions for discovery sanctions.  The Court’s decision provides for an adverse inference jury instruction at trial and precludes our damages expert from testifying at trial.  We appealed the grant of Voom’s motion for discovery sanctions to the New York State Supreme Court, Appellate Division, First Department.  On January 31, 2012, the appellate court affirmed the order imposing discovery sanctions and precluding our damages expert from testifying at trial.  We sought leave to appeal to New York’s highest state court, the Court of Appeals, but that motion was denied on April 26, 2012.  The trial date has been set for September 18, 2012.  Voom is claiming over $2.5 billion in damages.  We intend to vigorously defend this case.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Other

In addition to the above actions, we are subject to various other legal proceedings and claims which arise in the ordinary course of business, including, among other things, disputes with programmers regarding fees.  In our opinion, the amount of ultimate liability with respect to any of these actions is unlikely to materially affect our financial position, results of operations or liquidity, though the outcomes could be material to our operating results for any particular period, depending, in part, upon the operating results for such period.

11.       Commitments and Contingencies

Commitments

As of December 31, 2011, future maturities of our long-term debt, capital lease and contractual obligations are summarized as follows:

	Payments due by period
	Total	2012	2013	2014	2015	2016	Thereafter
	(In thousands)
Long-term debt obligations	$7,221,871	$6,443	$506,114	$1,005,778	$756,160	$1,504,669	$3,442,707
Capital lease obligations	270,893	28,187	24,541	25,207	27,339	30,024	135,595
Interest expense on long-term debt and capital lease obligations	3,257,955	537,000	534,685	497,274	399,500	313,963	975,533
Satellite-related obligations	2,224,776	220,527	248,679	248,461	248,244	248,027	1,010,838
Operating lease obligations	183,841	51,173	36,467	25,345	17,992	17,398	35,466
Purchase obligations	2,852,693	1,429,649	443,463	430,611	326,044	186,391	36,535
Total	$16,012,029	$2,272,979	$1,793,949	$2,232,676	$1,775,279	$2,300,472	$5,636,674

In certain circumstances the dates on which we are obligated to make these payments could be delayed. These amounts will increase to the extent we procure insurance for our satellites or contract for the construction, launch or lease of additional satellites.

The table above does not include $180 million of liabilities associated with unrecognized tax benefits which were accrued, discussed in Note 8, and are included on our Consolidated Balance Sheets as of December 31, 2011. We do not expect any portion of this amount to be paid or settled within the next twelve months.

Spectrum Investments

During the first half of 2011, DISH Network entered into a transaction to acquire 100% of the equity of reorganized DBSD North America Inc. (“DBSD North America”) for approximately $1.4 billion upon DBSD North America’s emergence from bankruptcy, which included capital stock and convertible securities of, and certain claims related to, DBSD North America (the “DBSD Transaction”).  In addition, in June 2011, DISH Network entered into a transaction to acquire substantially all of the assets of TerreStar Networks, Inc. (“TerreStar”) for a purchase price of $1.375 billion (the “TerreStar Transaction”).  Additionally, during the fourth quarter 2011, DISH Network and Sprint Nextel Corporation (“Sprint”) entered into a mutual release and settlement agreement (“Sprint Settlement Agreement”) pursuant to which all disputed issues relating to the DBSD Transaction and the TerreStar Transaction were resolved between DISH Network and Sprint, including, but not limited to, issues relating to costs allegedly incurred by Sprint to relocate users from the spectrum now licensed to DBSD North America and TerreStar.  Pursuant to the Sprint Settlement Agreement, DISH Network made a net payment of approximately $114 million to Sprint.  Consummation of the DBSD Transaction and the TerreStar Transaction were subject to certain conditions, including approval by the FCC.

Under DISH Network’s agreements to acquire DBSD North America and purchase substantially all of TerreStar’s assets, DISH Network paid substantially all of the purchase price for both transactions prior to the receipt of certain regulatory approvals (the FCC with respect to DBSD North America, and the FCC and Industry Canada with respect to TerreStar).  On February 7, 2012, Industry Canada approved the transfer of the Canadian spectrum licenses held by TerreStar to DISH Network.  On March 2, 2012, the FCC approved the transfer of the spectrum licenses held by DBSD North America and TerreStar to DISH Network.  On March 9, 2012, DISH Network closed the DBSD Transaction and the TerreStar Transaction and funded all remaining payments.

DISH Network’s consolidated FCC applications for approval of the license transfers from DBSD North America and TerreStar were accompanied by requests for waiver of the FCC’s Mobile-Satellite Service (“MSS”) “integrated service” and spare satellite requirements and various technical provisions.  The FCC denied DISH Network’s requests for waiver of the integrated service and spare satellite requirements.  The FCC has not yet acted on the request for waiver of various technical provisions, and we cannot predict the outcome or timing of any action by the FCC with respect to that waiver request.  Waiver of the integrated service requirement would have allowed DISH Network to offer single-mode terrestrial terminals to customers who do not desire satellite functionality.  The spectrum licenses held by DBSD North America and TerreStar did not include a waiver of this integrated service requirement.  The FCC has announced plans to consider on March 21, 2012, whether to formally initiate a rulemaking process that could impact the integrated service requirement and other aspects of current MSS rules.  We cannot predict the outcome or timing of any such rulemaking process, including, without limitation, any build-out requirements with which we may need to comply in order to avail ourselves of the resulting benefits of any such rulemaking.

As a result of the consummation of the DBSD Transaction and the TerreStar Transaction, DISH Network will likely be required to make significant additional investments or partner with others to commercialize these licenses.  We have made cash distributions to DISH Network to finance these acquisitions and may make additional cash distributions to, among other things, finance the commercialization of these licenses and DISH Network’s integration efforts including compliance with regulations applicable to the acquired licenses. Depending on the nature and scope of such commercialization and build-out, any such investment or partnership could vary significantly, which may affect our future financial condition or results of operations.  There can be no assurance that DISH Network will be able to develop and implement a business model that will realize a return on these spectrum investments or that it will be able to profitably deploy the assets represented by these spectrum investments.

In 2008, DISH Network paid $712 million to acquire certain 700 MHz wireless licenses, which were granted to DISH Network by the FCC in February 2009 subject to certain build-out requirements.  To commercialize these licenses and satisfy the associated FCC build-out requirements, DISH Network will be required to make significant additional investments or partner with others.  We may make cash distributions to, among other things, finance the commercialization of these licenses and DISH Network’s integration efforts including compliance with regulations applicable to these licenses.  Depending on the nature and scope of such commercialization and build-out, any such investment or partnership could vary significantly.  Part or all of these licenses may be terminated if the associated FCC build-out requirements are not satisfied.  There can be no assurance that DISH Network will be able to develop and implement a business model that will realize a return on these investments and profitably deploy the spectrum represented by the 700 MHz licenses.

Satellite-Related Obligations

Satellites Under Construction. As of December 31, 2011, we have agreed to lease capacity on one satellite from EchoStar that is currently under construction. Future commitments related to this satellite are included in the table above under “Satellite-related obligations.”

·                  EchoStar XVI. During December 2009, we entered into a ten-year transponder service agreement with EchoStar to lease all of the capacity on EchoStar XVI, a DBS satellite, which is expected to be launched during the second half of 2012.

Guarantees

In connection with the Spin-off, we distributed certain satellite lease agreements to EchoStar and remained the guarantor under those capital leases for payments totaling approximately $185 million over approximately the next three years.

In addition, during the third quarter 2009, EchoStar entered into a new satellite transponder service agreement for Nimiq 5 through 2024.  We sublease this capacity from EchoStar and DISH Network guarantees a certain portion of its obligation under this agreement through 2019.  As of December 31, 2011, the remaining obligation under this agreement is the guarantee of $502 million.

As of December 31, 2011, we have not recorded a liability on the balance sheet for any of these guarantees.

Purchase Obligations

Our 2012 purchase obligations primarily consist of binding purchase orders for receiver systems and related equipment, digital broadcast operations, satellite and transponder leases, engineering and for products and services related to the operation of our DISH pay-TV service.  Our purchase obligations also include certain guaranteed fixed contractual commitments to purchase programming content.  Our purchase obligations can fluctuate significantly from period to period due to, among other things, management’s control of inventory levels, and can materially impact our future operating asset and liability balances, and our future working capital requirements.

Programming Contracts

In the normal course of business, we enter into contracts to purchase programming content in which our payment obligations are fully contingent on the number of subscribers to whom we provide the respective content.  These programming commitments are not included in the “Commitments” table above. The terms of our contracts typically range from one to ten years with annual rate increases. Our programming expenses will continue to increase to the extent we are successful growing our subscriber base. In addition, our margins may face further downward pressure from price increases and the renewal of long term programming contracts on less favorable pricing terms.

Rent Expense

Total rent expense for operating leases was $267 million, $263 million and $189 million in 2011, 2010 and 2009, respectively.

Patents and Intellectual Property

Many entities, including some of our competitors, have or may in the future obtain patents and other intellectual property rights that cover or affect products or services that we offer.  We may not be aware of all intellectual property rights that our products or services may potentially infringe.  Damages in patent infringement cases can be substantial, and in certain circumstances can be trebled.  Further, we cannot estimate the extent to which we may be required in the future to obtain licenses with respect to patents held by others and the availability and cost of any such licenses.  Various parties have asserted patent and other intellectual property rights with respect to components within our direct broadcast satellite system.  We cannot be certain that these persons do not own the rights they claim, that our products do not infringe on these rights, and/or that these rights are not valid.  Further, we cannot be certain that we would be able to obtain licenses from these persons on commercially reasonable terms or, if we were unable to obtain such licenses, that we would be able to redesign our products to avoid infringement.

Contingencies

Separation Agreement

In connection with the Spin-off, DISH Network entered into a separation agreement with EchoStar that provides, among other things, for the division of certain liabilities, including liabilities resulting from litigation.  Under the terms of the separation agreement, EchoStar has assumed certain liabilities that relate to its business including certain designated liabilities for acts or omissions that occurred prior to the Spin-off.  Certain specific provisions govern intellectual property related claims under which, generally, EchoStar will only be liable for its acts or omissions following the Spin-off and DISH Network will indemnify EchoStar for any liabilities or damages resulting from intellectual property claims relating to the period prior to the Spin-off as well as our acts or omissions following the Spin-off.

Litigation

We are involved in a number of legal proceedings (including those described below) concerning matters arising in connection with the conduct of our business activities.  Many of these proceedings are at preliminary stages, and many of these cases seek an indeterminate amount of damages.  We regularly evaluate the status of the legal proceedings in which we are involved to assess whether a loss is probable or there is a reasonable possibility that a loss or additional loss may have been incurred and to determine if accruals are appropriate.  If accruals are not appropriate, we further evaluate each legal proceeding to assess whether an estimate of the possible loss or range of possible loss can be made.

For certain cases described on the following pages, management is unable to provide a meaningful estimate of the possible loss or range of possible loss because, among other reasons, (i) the proceedings are in various stages; (ii) damages have not been sought; (iii) damages are unsupported and/or exaggerated; (iv) there is uncertainty as to the outcome of pending appeals or motions; (v) there are significant factual issues to be resolved; and/or (vi) there are novel legal issues or unsettled legal theories to be presented or a large number of parties (as with many patent-related cases).  For these cases, however, management does not believe, based on currently available information, that the outcomes of these proceedings will have a material adverse effect on our financial condition, though the outcomes could be material to our operating results for any particular period, depending, in part, upon the operating results for such period.

Broadcast Innovation, L.L.C.

During 2001, Broadcast Innovation, L.L.C. (“Broadcast Innovation”) filed a lawsuit against DISH Network, DirecTV, Thomson Consumer Electronics and others in United States District Court in Denver, Colorado.  Broadcast Innovation is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  The suit alleges infringement of United States Patent Nos. 6,076,094 (the “‘094 patent”) and 4,992,066 (the “‘066 patent”).  The ‘094 patent relates to certain methods and devices for transmitting and receiving data along with specific formatting information for the data.  The ‘066 patent relates to certain methods and devices for providing the scrambling circuitry for a pay television system on removable cards.  Subsequently, DirecTV and Thomson settled with Broadcast Innovation leaving DISH Network as the only defendant.

During 2004, the District Court issued an order finding the ‘066 patent invalid.  Also in 2004, the District Court found the ‘094 patent invalid in a parallel case filed by Broadcast Innovation against Charter and Comcast.  In 2005, the United States Court of Appeals for the Federal Circuit overturned that finding of invalidity with respect to the ‘094 patent and remanded the Charter case back to the District Court.  During June 2006, Charter filed a request for reexamination of the ‘094 patent with the U.S. Patent and Trademark Office and, on December 13, 2011, the U.S. Patent and Trademark Office issued a certificate cancelling all claims of the ‘094 patent.  On February 2, 2012, Broadcast Innovation dismissed the case against DISH Network with prejudice.

Channel Bundling Class Action

During 2007, a purported class of cable and satellite subscribers filed an antitrust action against our wholly-owned subsidiary, DISH Network L.L.C., in the United States District Court for the Central District of California.  The suit also names as defendants DirecTV, Comcast, Cablevision, Cox, Charter, Time Warner, Inc., Time Warner Cable, NBC Universal, Viacom, Fox Entertainment Group and Walt Disney Company.  The suit alleges, among other things, that the defendants engaged in a conspiracy to provide customers with access only to bundled channel offerings as opposed to giving customers the ability to purchase channels on an “a la carte” basis.  On October 16, 2009, the District Court granted defendants’ motion to dismiss with prejudice.  On June 3, 2011, the U.S. Court of Appeals for the Ninth Circuit affirmed the District Court’s motion to dismiss with prejudice.  The plaintiff class sought rehearing en banc.  On October 31, 2011, the Ninth Circuit issued an order vacating the June 3, 2011 order, directing that a 3-judge panel be reconstituted, and denying the plaintiff class’ motion for rehearing.  We intend to vigorously defend this case.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Cyberfone Systems, LLC (f/k/a LVL Patent Group, LLC)

On September 15, 2011, LVL Patent Group, LLC filed a complaint against our wholly-owned subsidiary, DISH Network L.L.C., as well as EchoStar, EchoStar Technologies L.L.C., a wholly-owned subsidiary of EchoStar, and DirecTV in the United States District Court for the District of Delaware alleging infringement of United States Patent No. 6,044,382, which is entitled “Data Transaction Assembly Server.”  On November 18, 2011, Cyberfone Systems, LLC (f/k/a LVL Patent Group, LLC) filed an amended complaint making the same claim.  DirecTV was dismissed from the case on January 4, 2012.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

ESPN

During 2008, our wholly-owned subsidiary, DISH Network L.L.C., filed a lawsuit against ESPN, Inc., ESPN Classic, Inc., ABC Cable Networks Group, Soapnet L.L.C. and International Family Entertainment (collectively, “ESPN”) for breach of contract in New York State Supreme Court.  Our complaint alleges that ESPN failed to provide us with certain high-definition feeds of the Disney Channel, ESPN News, Toon and ABC Family.  In October 2011, the jury returned a verdict in favor of the defendants.  We intend to appeal.

ESPN had asserted a counterclaim alleging that we owed approximately $35 million under the applicable affiliation agreements.  On April 15, 2009, the New York State Supreme Court granted, in part, ESPN’s motion for summary judgment on the counterclaim, finding that we are liable for some of the amount alleged to be owing but that the actual amount owing is disputed.  On December 29, 2010, the New York State Supreme Court, Appellate Division, First Department affirmed the partial grant of ESPN’s motion on the counterclaim.  After the partial grant of ESPN’s motion for summary judgment, ESPN sought an additional $30 million under the applicable affiliation agreements.  On March 15, 2010, the New York State Supreme Court affirmed the prior grant of ESPN’s motion and ruled that we owe the full amount of approximately $66 million under the applicable affiliation agreement.  As of December 31, 2010, we had $42 million recorded as a “Litigation accrual” on our Consolidated Balance Sheets.

On June 21, 2011, the First Department affirmed the New York Supreme Court’s ruling that we owe approximately $66 million under the applicable affiliation agreements and, on October 18, 2011, denied our motion for leave to appeal that decision to New York’s highest court, the New York Court of Appeals.  We sought leave to appeal directly to the New York Court of Appeals and, on January 10, 2012, the New York Court of Appeals dismissed our motion for leave on the ground that the ruling upon which we appealed does not fully resolve all claims in the action.  As a result of the First Department’s June 2011 ruling, during the year ended December 31, 2011, we recorded $24 million of “Litigation Expense” on our Consolidated Statements of Operations and Comprehensive Income (Loss) and increased our “Litigation accrual” to a total of $66 million as of December 31, 2011.  This reflects our estimated exposure for ESPN’s counterclaim.  On February 6, 2012, ESPN filed a motion seeking $5 million in attorneys’ fees as the prevailing party on both our claim and ESPN’s counterclaim, which we intend to oppose.  We intend to vigorously prosecute and defend this case.

Ganas, L.L.C.

During August 2010, Ganas, L.L.C. (“Ganas”) filed suit against us, Sabre Holdings Corporation, SAP America, Inc., SAS Institute Inc., Scottrade, Inc., TD Ameritrade, Inc., The Charles Schwab Corporation, TiVo Inc., Unicoi Systems Inc., Xerox Corporation, Adobe Systems Inc., AOL Inc., Apple Inc., Axibase Corporation, DirecTV, E*Trade Securities L.L.C., Exinda Networks, Fidelity Brokerage Services L.L.C., Firstrade Securities Inc., Hewlett-Packard Company, iControl Inc., International Business Machines Corporation and JPMorgan Chase & Co. in the United States District Court for the Eastern District of Texas alleging infringement of United States Patent Nos. 7,136,913, 7,325,053, and 7,734,756.  The patents relate to hypertext transfer protocol and simple object access protocol.  Ganas is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  On January 23, 2012, Ganas dismissed the case against us with prejudice pursuant to a settlement in which our contribution was not material.

InterAD Technologies, LLC

On September 16, 2011, InterAD Technologies, LLC (“InterAD”) filed a complaint against our wholly-owned subsidiary, DISH Network L.L.C., as well as EchoStar, EchoStar Technologies L.L.C., a wholly-owned subsidiary of EchoStar, Atlantic Broadband Finance, LLC, AT&T, Inc., Bright House Networks, LLC, Cable One, Inc., Cequel Communications, LLC, Charter Communications Holding Company, LLC, Charter Communications, Inc., Comcast Corporation, Cox Communications, Inc., CSC Holdings, LLC, DirecTV, Inc., Insight Communications Company, Inc., Knology, Inc., Mediacom Broadband, LLC, RCN Telecom Services, LLC, Time Warner Cable, Inc., and Verizon, Inc. in the United States District Court for the District of Delaware alleging infringement of United States Patent No. 5,438,355, which is entitled “Interactive System for Processing Viewer Responses to Television Programming.”  On January 5, 2012, InterAD voluntarily dismissed the case against us without prejudice.

Norman IP Holdings, Inc.

On September 15, 2011, Norman IP Holdings, Inc. (“Norman”) filed a patent infringement complaint against Brother International Corporation and Lexmark International Corporation in the United States District Court for the Eastern District of Texas alleging infringement of U.S. Patent No. 5,592,555 (the “‘555 patent”)  and U.S. Patent No. 5,502,689 (the “‘689 patent”).  On December 9, 2011, Norman filed a first amended complaint that added Ricoh Americas Corporation and dropped Brother International Corporation as defendants.  On January 27, 2012, Norman filed a second amended complaint that added DISH Network as a defendant, in addition to adding Belkin International, Inc., BMW of North America LLC, Daimler North America Corporation, Mercedes-Benz USA, LLC, D-Link Systems, Inc., Ford Motor Company, Garmin International, Inc., Garmin USA, Inc., General Electric Company, General Motors Company, JVC Americas Corporation, Novatel Wireless, Inc., Novatel Wireless Solutions, Inc., Novatel Wireless Technology, Inc., TomTom, Inc., ViewSonic Corporation, Vizio, Inc., Volkswagen Group of America, Inc., Xerox Corporation, ZTE USA, Inc., and ZTE Solutions, Inc.  The ‘555 patent relates to a wireless communications privacy method and system and the ‘689 patent relates to a clock generator capable of shut-down mode and clock generation method.  Norman is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

NorthPoint Technology, Ltd.

On July 2, 2009, NorthPoint Technology, Ltd. (“Northpoint”) filed suit against DISH Network, EchoStar and DirecTV in the United States District Court for the Western District of Texas alleging infringement of United States Patent No. 6,208,636 (the “‘636 patent”).  The ‘636 patent relates to the use of multiple low-noise block converter feedhorns, or LNBFs, which are antennas used for satellite reception.  On April 21, 2011, the U.S. Patent and Trademark Office issued an order granting reexamination of the ‘636 patent.  On June 21, 2011, the District Court entered summary judgment in DISH Network’s favor, finding that all asserted claims of the ‘636 patent are invalid.  Northpoint has appealed.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Olympic Developments AG, LLC

On January 20, 2011, Olympic Developments AG, LLC (“Olympic”) filed suit against our wholly-owned subsidiary, DISH Network L.L.C., Atlantic Broadband, Inc., Bright House Networks, LLC, Cable One, Inc., Cequel Communications Holdings I, LLC, CSC Holdings, LLC, GCI Communication Corp., Insight Communications Company, Inc., Knology, Inc., Mediacom Communications Corporation and RCN Telecom Services, LLC in the United States District Court for the Central District of California alleging infringement of  United States Patent Nos. 5,475,585 and 6,246,400.  The patents relate to on-demand services.  Olympic is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  On June 13, 2011, the case was transferred to the Northern District of California.  On November 4, 2011, the case was stayed pending reexamination by the U.S. Patent and Trademark Office.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Personalized Media Communications, Inc.

During 2008, Personalized Media Communications, Inc. (“PMC”) filed suit against DISH Network, EchoStar and Motorola Inc. in the United States District Court for the Eastern District of Texas alleging infringement of United States Patent Nos. 4,694,490, 5,109,414, 4,965,825, 5,233,654, 5,335,277, and 5,887,243, which relate to satellite signal processing.  PMC is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  Subsequently, Motorola Inc. settled with PMC leaving EchoStar and DISH Network as defendants.  Trial is currently set for August 2012.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain user-friendly features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Preservation Technologies, LLC

In December 2011, Preservation Technologies, LLC (“Preservation Technologies”) filed suit against DISH Network in the United States District Court for the Central District of California, alleging infringement of U.S. Patent Nos. 6,581,071, 5,813,014, 6,092,080, 5,832,495, 5,832,499, 6,212,527, 6,574,638, 6,549,911, and 6,353,831.  In the operative Third

Amended Complaint, filed on March 6, 2012, Preservation Technologies dropped its claim arising from U.S. Patent No. 6,581,071 and added a new claim alleging infringement of U.S. Patent No. 6,199,060.  The patents relate to digital libraries, the management of multimedia assets, and the cataloging of multimedia data, which are allegedly provided by the BLOCKBUSTER On Demand service.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Retailer Class Actions

During 2000, lawsuits were filed in Colorado state and federal courts attempting to certify nationwide classes on behalf of certain of our retailers.  The plaintiffs requested that the Courts declare certain provisions of, and changes to, alleged agreements between us and the retailers invalid and unenforceable, and to award damages for lost incentives and payments, charge backs and other compensation.  On September 20, 2010, we agreed to a settlement of both lawsuits that provides, among other things, for mutual releases of the claims underlying the litigation, payment by us of up to $60 million, and the option for certain class members to elect to reinstate certain monthly incentive payments, which the parties agreed have an aggregate maximum value of $23 million.  We cannot predict with any degree of certainty how many class members will elect to reinstate these monthly incentive payments.  As a result, a $60 million “Litigation accrual” was recorded as of December 31, 2010 on our Consolidated Balance Sheets.  On February 9, 2011, the court granted final approval of the settlement, and we made a $60 million settlement payment on April 28, 2011.

Ronald A. Katz Technology Licensing, L.P.

During 2007, Ronald A. Katz Technology Licensing, L.P. (“Katz”) filed a patent infringement action against our wholly-owned subsidiary, DISH Network L.L.C., in the United States District Court for the Northern District of California.  The suit alleges infringement of 19 patents owned by Katz.  The patents relate to interactive voice response, or IVR, technology.  The case has been transferred and consolidated for pretrial purposes in the United States District Court for the Central District of California by order of the Judicial Panel on Multidistrict Litigation.  Only four patents remain in the case against us, one of which is subject to a reexamination request before the U.S. Patent and Trademark Office, which was filed on February 13, 2012.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe any of the asserted patents, we may be subject to substantial damages, which may include treble damages and/or an injunction that could require us to materially modify certain user-friendly features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Suomen Colorize Oy

During October 2010, Suomen Colorize Oy (“Suomen”) filed suit against DISH Network L.L.C., our wholly-owned subsidiary, as well as DISH Network, and EchoStar, and its subsidiary, EchoStar Technologies L.L.C. in the United States District Court for the Middle District of Florida alleging infringement of United States Patent No. 7,277,398.  The abstract of the patent states that the claims are directed to a method and terminal for providing services in a telecommunications network.  Suomen is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  The action was transferred to the United States District Court for the District of Colorado, and on January 10, 2012, Suomen voluntarily dismissed the case against all defendants without prejudice.

Technology Development and Licensing L.L.C.

On January 22, 2009, Technology Development and Licensing L.L.C. (“TDL”) filed suit against DISH Network and EchoStar in the United States District Court for the Northern District of Illinois alleging infringement of United States Patent No. Re. 35,952, which relates to certain favorite channel features.  TDL is an entity that seeks to license an acquired patent portfolio without itself practicing any of the claims recited therein.  In July 2009, the Court granted DISH Network’s motion to stay the case pending two reexamination petitions before the Patent and Trademark Office.

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patent, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain user-friendly features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

TiVo Inc.

In connection with DISH Network’s litigation with TiVo Inc. (“TiVo”), which is described in our periodic reports filed with the SEC, including in our annual report on Form 10-K for the year ended December 31, 2010 under the caption “Item 3.  Legal Proceedings - TiVo Inc.,” on April 20, 2011, the U.S. Court of Appeals for the Federal Circuit vacated the District Court’s contempt ruling on infringement, articulated a new standard for determining “colorable difference” and remanded that issue back to the District Court for determination.  The Federal Circuit also vacated the District Court’s amended injunction requiring that DISH Network inform the court of any further attempts to design around TiVo’s United States Patent No. 6,233,389 (the “‘389 patent”) and seek approval from the court before any such design-around is implemented.  The Federal Circuit also vacated the infringement damages for the period after DISH Network deployed its original alternative technology (although it did not foreclose that damages may be reinstated if upon remand a new court or jury decision found that the original alternative technology infringed TiVo’s ‘389 patent).  The Federal Circuit affirmed the District Court’s contempt ruling on disablement, holding that the original 2006 injunction required that DISH Network disable DVR functionality in all but approximately 192,000 digital set-top boxes deployed with customers (the “Disablement Provision”) and affirmed the $90 million in contempt sanctions awarded against DISH Network for violating the Disablement Provision.

On April 29, 2011, DISH Network and EchoStar entered into a settlement agreement with TiVo.  The settlement resolves all pending litigation between DISH Network and EchoStar, on the one hand, and TiVo, on the other hand, including litigation relating to alleged patent infringement involving certain DISH Network digital video recorders, or DVRs, which litigation is described in our periodic reports filed with the Securities and Exchange Commission including in our annual report on Form 10-K for the year ended December 31, 2010 under the caption “Item 3.  Legal Proceedings - TiVo Inc.”

Under the settlement agreement, all pending litigation has been dismissed with prejudice and all injunctions that permanently restrain, enjoin or compel any action by DISH Network or EchoStar have been dissolved.  DISH Network and EchoStar are jointly responsible for making payments to TiVo in the aggregate amount of $500 million, including an initial payment of $300 million and the remaining $200 million in six equal annual installments between 2012 and 2017.  Pursuant to the terms and conditions of the agreements entered into in connection with the Spin-off of EchoStar from DISH Network, DISH Network made the initial payment to TiVo in May 2011, except for a contribution from EchoStar totaling approximately $10 million, representing an allocation of liability relating to EchoStar’s sales of DVR-enabled receivers to an international customer.  Future payments will be allocated between DISH Network and EchoStar based on historical sales of certain licensed products, with DISH Network being responsible for 95% of each annual payment.

As previously disclosed, our total litigation accrual for TiVo was $517 million as of December 31, 2010.  As a result of the settlement agreement, we reversed $335 million of this accrual and made a payment of approximately $290 million for our portion of the initial payment to TiVo.  Of this amount, approximately $182 million relates to prior periods and the remaining $108 million represents a prepayment.  Our $108 million prepayment and our $190 million share of the remaining payments, a total of $298 million, will be expensed ratably as a subscriber-related expense from April 1, 2011 through July 31, 2018, the expiration date of the ‘389 patent.  In connection with our TiVo settlement, TiVo agreed to advertise and market certain of our products and services.  As a result, $6 million was recognized as a reduction of litigation expense and we recorded a pre-paid marketing asset on our Consolidated Statements of Operations and Comprehensive Income (Loss) and our Consolidated Balance Sheets, respectively.  The amount of the pre-paid license agreement is being amortized as costs of sales over the six-year term of the agreement.

In addition, under the settlement agreement, TiVo granted DISH Network a license under its ‘389 patent and certain related patents, for the remaining life of those patents, with respect to DISH-branded and co-branded products and services.

DISH Network and EchoStar, on the one hand, and TiVo, on the other hand, have also agreed on mutual releases of certain related claims and agreed not to challenge each other’s DVR technology-related patents that are licensed under the settlement agreement.

Because both DISH Network and EchoStar were defendants in the TiVo lawsuit, DISH Network and EchoStar were jointly and severally liable to TiVo for any final damages and sanctions that could have been awarded by the District Court.  As previously disclosed, DISH Network determined that it was obligated under the agreements entered into in connection with the Spin-off to indemnify EchoStar for substantially all liability arising from this lawsuit.  EchoStar contributed an amount equal to its $5 million intellectual property liability limit under the receiver agreement.  DISH Network and EchoStar further agreed that EchoStar’s $5 million contribution would not exhaust EchoStar’s liability to us for other intellectual property claims that may arise under the receiver agreement. DISH Network and EchoStar also agreed that DISH Network and EchoStar would each be entitled to joint ownership of, and a cross-license to use, any intellectual property developed in connection with any potential new alternative technology.  Any amounts that EchoStar is responsible for under the settlement agreement with TiVo are in addition to the $5 million contribution previously made by EchoStar.

Vigilos, LLC

On February 23, 2011, Vigilos, LLC filed suit against EchoStar, two EchoStar subsidiaries, Sling Media, Inc. and EchoStar Technologies L.L.C., and Monsoon Multimedia, Inc. in the U.S. District Court for the Eastern District of Texas alleging infringement of U.S. Patent No. 6,839,731, which is entitled “System and Method for Providing Data Communication in a Device Network.”  Subsequently in 2011, Vigilos added DISH Network L.L.C., our wholly-owned subsidiary, as a defendant in its First Amended Complaint and the case was transferred to the Northern District of California.  Later in 2011, Vigilos filed a Second Amended Complaint that added claims for infringement of a second patent, U.S. Patent No. 7,370,074, which is entitled “System and Method for Implementing Open-Protocol Remote Device Control.”

We intend to vigorously defend this case.  In the event that a court ultimately determines that we infringe the asserted patents, we may be subject to substantial damages, which may include treble damages, and/or an injunction that could require us to materially modify certain features that we currently offer to consumers.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Voom

In January 2008, Voom filed a lawsuit against our wholly-owned subsidiary, DISH Network L.L.C., in New York Supreme Court, alleging breach of contract and other claims arising from our termination of the affiliation agreement governing carriage of certain Voom HD channels on the DISH pay-TV service.  At that time, Voom also sought a preliminary injunction to prevent us from terminating the agreement.  The Court denied Voom’s request, finding, among other things, that Voom had not demonstrated that it was likely to prevail on the merits.  In April 2010, we and Voom each filed motions for summary judgment.  Voom later filed two motions seeking discovery sanctions.  On November 9, 2010, the Court issued a decision denying both motions for summary judgment, but granting Voom’s motions for discovery sanctions.  The Court’s decision provides for an adverse inference jury instruction at trial and precludes our damages expert from testifying at trial.  We appealed the grant of Voom’s motion for discovery sanctions to the New York State Supreme Court, Appellate Division, First Department.  On February 15, 2011, the appellate court granted our motion to stay the trial pending our appeal.  On January 31, 2012, the appellate court affirmed the order imposing discovery sanctions and precluding our damages expert from testifying at trial.  We are seeking leave to appeal to New York’s highest state court, the Court of Appeals.  A trial date has not been set.  Voom is claiming over $2.5 billion in damages.  We intend to vigorously defend this case.  We cannot predict with any degree of certainty the outcome of the suit or determine the extent of any potential liability or damages.

Other

In addition to the above actions, we are subject to various other legal proceedings and claims which arise in the ordinary course of business, including, among other things, disputes with programmers regarding fees.  In our opinion, the amount of ultimate liability with respect to any of these actions is unlikely to materially affect our financial position, results of operations or liquidity, though the outcomes could be material to our operating results for any particular period, depending, in part, upon the operating results for such period.

Financial Information for Subsidiary Guarantors	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Financial Information for Subsidiary Guarantors
Financial Information for Subsidiary Guarantors

9.              Financial Information for Subsidiary Guarantors

Our senior notes are fully, unconditionally and jointly and severally guaranteed by all of our subsidiaries other than minor subsidiaries and the stand alone entity DISH DBS has no independent assets or operations.  Therefore, supplemental financial information on a condensed consolidating basis of the guarantor subsidiaries is not required.  There are no restrictions on our ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries, except those imposed by applicable law.

12.       Financial Information for Subsidiary Guarantors

Our senior notes are fully, unconditionally and jointly and severally guaranteed by all of our subsidiaries other than minor subsidiaries and the stand alone entity DDBS has no independent assets or operations.  Therefore, supplemental financial information on a condensed consolidating basis of the guarantor subsidiaries is not required.  There are no restrictions on our ability to obtain cash dividends or other distributions of funds from the guarantor subsidiaries, except those imposed by applicable law.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
Related Party Transactions

10.       Related Party Transactions

Related Party Transactions with DISH Network

On April 19, 2011, we paid a dividend of $1.5 billion to DOC in connection with, among other things, the funding of DISH Network’s investments in DBSD North America and DISH Network’s acquisition of most of the assets of Blockbuster, Inc.

On August 10, 2011, we paid a dividend of $700 million to DOC in connection with, among other things, the funding of the TerreStar Transaction.

On November 1, 2011, the board of directors of DISH Network declared a dividend of $2.00 per share on its outstanding Class A and Class B common stock, or $893 million in the aggregate.  On November 30, 2011, we paid a dividend of $1.3 billion to DOC to fund the payment of DISH Network’s dividend and other potential DISH Network cash needs.

Blockbuster.  On April 26, 2011, our parent, DISH Network, completed the acquisition of most of the assets of Blockbuster, Inc.  During the three and six months ended June 30, 2012, we recorded $5 million and $10 million, respectively, of “Subscriber-related expenses” on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) for Blockbuster services provided to our subscribers related to certain of our promotions.

Blockbuster and Wireless Spectrum Segments.  We provide administrative support such as legal, information systems, marketing, human resources, accounting and finance services to DISH Network's Blockbuster and Wireless Spectrum business segments.  During the three and six months ended June 30, 2012, the expenses associated with these services were $2 million and $4 million.

Related Party Transactions with EchoStar

Following the Spin-off, EchoStar has operated as a separate public company, and we have no continued ownership interest in EchoStar.  However, a substantial majority of the voting power of the shares of both companies is owned beneficially by Charles W. Ergen, our Chairman, or by certain trusts established by Mr. Ergen for the benefit of his family.

EchoStar is our primary supplier of set-top boxes and digital broadcast operations and our key supplier of transponder capacity.  Generally, the amounts we pay EchoStar for products and services are based on pricing equal to EchoStar’s cost plus a fixed margin (unless noted differently below), which will vary depending on the nature of the products and services provided.

Since the Spin-off, we and EchoStar have entered into certain agreements pursuant to which we obtain certain products, services and rights from EchoStar; EchoStar obtains certain products, services and rights from us; and we and EchoStar have indemnified each other against certain liabilities arising from our respective businesses.  We also may enter into additional agreements with EchoStar in the future.  The following is a summary of the terms of the principal agreements with EchoStar that may have an impact on our financial position and results of operations.

“Equipment sales - EchoStar”

Remanufactured Receiver Agreement.  We entered into a remanufactured receiver agreement with EchoStar pursuant to which EchoStar has the right, but not the obligation, to purchase remanufactured receivers and accessories from us at cost plus a fixed margin, which varies depending on the nature of the equipment purchased.  In November 2011, we and EchoStar extended this agreement until December 31, 2012.  EchoStar may terminate the remanufactured receiver agreement for any reason upon at least 60 days notice to us.  We may also terminate this agreement if certain entities acquire us.

“Services and other revenue - EchoStar”

Professional Services Agreement.  Prior to 2010, in connection with the Spin-off, DISH Network entered into various agreements with EchoStar including the Transition Services Agreement, Satellite Procurement Agreement and Services Agreement, which all expired on January 1, 2010 and were replaced by a Professional Services Agreement.  During 2009, DISH Network and EchoStar agreed that EchoStar shall continue to have the right, but not the obligation, to receive the following services from DISH Network, among others, certain of which were previously provided under the Transition Services Agreement: information technology, travel and event coordination, internal audit, legal, accounting and tax, benefits administration, program acquisition services and other support services.  Additionally, DISH Network and EchoStar agreed that DISH Network shall continue to have the right, but not the obligation, to engage EchoStar to manage the process of procuring new satellite capacity for DISH Network (previously provided under the Satellite Procurement Agreement) and receive logistics, procurement and quality assurance services from EchoStar (previously provided under the Services Agreement).  The Professional Services Agreement automatically renewed on January 1, 2012 for an additional one-year period until January 1, 2013 and renews automatically for successive one-year periods thereafter, unless terminated earlier by either party upon at least 60 days notice.  However, either party may terminate the Professional Services Agreement in part with respect to any particular service it receives for any reason upon at least 30 days notice.

Management Services Agreement.  DISH Network entered into a Management Services Agreement with EchoStar pursuant to which DISH Network makes certain of its officers available to provide services (which are primarily legal and accounting services) to EchoStar.  Specifically, Paul W. Orban remains employed by DISH Network, but also served as EchoStar’s Senior Vice President and Controller through April 2012.  In addition, R. Stanton Dodge remains employed by us, but also served as EchoStar’s Executive Vice President, General Counsel and Secretary through November 2011.  EchoStar makes payments to DISH Network based upon an allocable portion of the personnel costs and expenses incurred by DISH Network with respect to such officers (taking into account wages and fringe benefits).  These allocations are based upon the estimated percentages of time to be spent by DISH Network’s executive officers performing services for EchoStar under the Management Services Agreement.  EchoStar also reimburses DISH Network for direct out-of-pocket costs incurred by DISH Network for management services provided to EchoStar.  DISH Network and EchoStar evaluate all charges for reasonableness at least annually and make any adjustments to these charges as DISH Network and EchoStar mutually agree upon.

The Management Services Agreement automatically renewed on January 1, 2012 for an additional one-year period until January 1, 2013 and renews automatically for successive one-year periods thereafter, unless terminated earlier: (i) by EchoStar at any time upon at least 30 days notice; (ii) by DISH Network at the end of any renewal term, upon at least 180 days notice; or (iii) by DISH Network upon notice to EchoStar, following certain changes in control.

Satellite Capacity Leased to EchoStar. During 2009, we entered into a satellite capacity agreement pursuant to which EchoStar leases certain satellite capacity from us on EchoStar I. The fee for the services provided under this satellite capacity agreement depends, among other things, upon the orbital location of the satellite and the length of the lease.

The lease generally terminates upon the earlier of:  (i) the end of life or replacement of the satellite (unless EchoStar determines to renew on a year-to-year basis); (ii) the date the satellite fails; (iii) the date the transponder on which service is being provided fails; or (iv) a certain date, which depends, among other things, upon the estimated useful life of the satellite, whether the replacement satellite fails at launch or in orbit prior to being placed into service, and the exercise of certain renewal options.  EchoStar generally has the option to renew this lease on a year-to-year basis through the end of the satellite’s life.  There can be no assurance that any options to renew this agreement will be exercised.

Real Estate Lease Agreement.  During 2008, DISH Network entered into a sublease for space at 185 Varick Street, New York, New York to EchoStar for a period of approximately seven years.  The rent on a per square foot basis for this sublease was comparable to per square foot rental rates of similar commercial property in the same geographic area at the time of the sublease, and EchoStar is responsible for its portion of the taxes, insurance, utilities and maintenance of the premises.

“Satellite and transmission expenses — EchoStar”

Broadcast Agreement.  In connection with the Spin-off, we and EchoStar entered into a broadcast agreement pursuant to which EchoStar provided certain broadcast services to us, including teleport services such as transmission and downlinking, channel origination services, and channel management services for a period ending on January 1, 2012 (the “Prior Broadcast Agreement”).  We had the ability to terminate channel origination services and channel management services for any reason and without any liability upon at least 60 days notice to EchoStar.  If we terminated teleport services for a reason other than EchoStar’s breach, we were obligated to pay EchoStar the aggregate amount of the remainder of the expected cost of providing the teleport services.  The fees for the services provided under the Prior Broadcast Agreement were calculated at cost plus a fixed margin, which varied depending on the nature of the products and services provided.

Effective January 1, 2012, we and EchoStar entered into a new broadcast agreement (the “2012 Broadcast Agreement”) pursuant to which EchoStar will continue to provide broadcast services to us, for the period from January 1, 2012 to December 31, 2016.  The material terms of the 2012 Broadcast Agreement are substantially the same as the material terms of the Prior Broadcast Agreement, except that:  (i) the fees for services provided under the 2012 Broadcast Agreement are calculated at either:  (a) EchoStar’s cost of providing the relevant service plus a fixed dollar fee, which is subject to certain adjustments; or (b) EchoStar’s cost of providing the relevant service plus a fixed margin, which will depend on the nature of the services provided; and (ii) if we terminate the teleport services provided under the 2012 Broadcast Agreement for a reason other than EchoStar’s breach, we are generally obligated to reimburse EchoStar for any direct costs EchoStar incurs related to any such termination that it cannot reasonably mitigate.

Broadcast Agreement for Certain Sports Related Programming.  During May 2010, we and EchoStar entered into a broadcast agreement pursuant to which EchoStar provides certain broadcast services to us in connection with our carriage of certain sports related programming.  The term of this agreement is for ten years.  If we terminate this agreement for a reason other than EchoStar’s breach, we are generally obligated to reimburse EchoStar for any direct costs EchoStar incurs related to any such termination that it cannot reasonably mitigate.  The fees for the broadcast services provided under this agreement depend, among other things, upon the cost to develop and provide such services.

Satellite Capacity Leased from EchoStar.  Since the Spin-off, we have entered into certain satellite capacity agreements pursuant to which we lease certain satellite capacity on certain satellites owned or leased by EchoStar.  The fees for the services provided under these satellite capacity agreements depend, among other things, upon the orbital location of the applicable satellite and the length of the lease.  The term of each lease is set forth below:

EchoStar VI, VIII and XII.  We lease certain satellite capacity from EchoStar on EchoStar VI, VIII and XII.  The leases generally terminate upon the earlier of:  (i) the end of life or replacement of the satellite (unless we determine to renew on a year-to-year basis); (ii) the date the satellite fails; (iii) the date the transponders on which service is being provided fails; or (iv) a certain date, which depends upon, among other things, the estimated useful life of the satellite, whether the replacement satellite fails at launch or in orbit prior to being placed into service and the exercise of certain renewal options.  We generally have the option to renew each lease on a year-to-year basis through the end of the respective satellite’s life.  There can be no assurance that any options to renew such agreements will be exercised.

EchoStar IX.  We lease certain satellite capacity from EchoStar on EchoStar IX.  Subject to availability, we generally have the right to continue to lease satellite capacity from EchoStar on EchoStar IX on a month-to-month basis.

EchoStar XVI.  We will lease certain satellite capacity from EchoStar on EchoStar XVI after its service commencement date and this lease generally terminates upon the earlier of:  (i) the end of life or replacement of the satellite; (ii) the date the satellite fails; (iii) the date the transponder(s) on which service is being provided under the agreement fails; or (iv) ten years following the actual service commencement date.  Upon expiration of the initial term, we have the option to renew on a year-to-year basis through the end of life of the satellite.  There can be no assurance that any options to renew this agreement will be exercised.  EchoStar XVI is expected to be launched during the second half of 2012.

EchoStar XV.  EchoStar XV is owned by us and is operated at the 61.5 degree orbital location.  The FCC has granted EchoStar an authorization to operate the satellite at the 61.5 degree orbital location.  For so long as EchoStar XV remains in service at the 61.5 degree orbital location, we are obligated to pay EchoStar a fee, which varies depending on the number of frequencies being used by EchoStar XV.

Nimiq 5 Agreement.  During 2009, EchoStar entered into a fifteen-year satellite service agreement with Telesat Canada (“Telesat”) to receive service on all 32 DBS transponders on the Nimiq 5 satellite at the 72.7 degree orbital location (the “Telesat Transponder Agreement”).  During 2009, EchoStar also entered into a satellite service agreement (the “DISH Nimiq 5 Agreement”) with us, pursuant to which we currently receive service from EchoStar on all 32 of the DBS transponders covered by the Telesat Transponder Agreement.  We have also guaranteed certain obligations of EchoStar under the Telesat Transponder Agreement.  See discussion under “Guarantees” in Note 8.

Under the terms of the DISH Nimiq 5 Agreement, we make certain monthly payments to EchoStar that commenced in September 2009 when the Nimiq 5 satellite was placed into service and continue through the service term.  Unless earlier terminated under the terms and conditions of the DISH Nimiq 5 Agreement, the service term will expire ten years following the date it was placed into service.  Upon expiration of the initial term we have the option to renew the DISH Nimiq 5 Agreement on a year-to-year basis through the end of life of the Nimiq 5 satellite.  Upon in-orbit failure or end of life of the Nimiq 5 satellite, and in certain other circumstances, we have certain rights to receive service from EchoStar on a replacement satellite.  There can be no assurance that any options to renew the DISH Nimiq 5 Agreement will be exercised or that we will exercise our option to receive service on a replacement satellite.

QuetzSat-1 Lease Agreement.  During 2008, EchoStar entered into a ten-year satellite service agreement with SES Latin America S.A. (“SES”), which provides, among other things, for the provision by SES to EchoStar of service on 32 DBS transponders on the QuetzSat-1 satellite.  During 2008, EchoStar also entered into a transponder service agreement (“QuetzSat-1 Transponder Agreement”) with us pursuant to which we will receive service from EchoStar on 24 of the DBS transponders.  The QuetzSat-1 Transponder Agreement will be accounted for as an operating lease.  QuetzSat-1 was launched on September 29, 2011 and was placed into service during the fourth quarter 2011 at the 67.1 degree orbital location while we and EchoStar explore alternative uses for the QuetzSat-1 satellite.  In the interim, EchoStar is providing us with alternate capacity at the 77 degree orbital location.

Under the terms of the QuetzSat-1 Transponder Agreement, we will make certain monthly payments to EchoStar commencing when the QuetzSat-1 satellite is placed into service at the 77 degree orbital location and continuing through the remainder of the service term.  Unless earlier terminated under the terms and conditions of the QuetzSat-1 Transponder Agreement, the initial service term will expire in November 2021.  Upon expiration of the initial term, we have the option to renew the QuetzSat-1 Transponder Agreement on a year-to-year basis through the end of life of the QuetzSat-1 satellite.  Upon an in-orbit failure or end of life of the QuetzSat-1 satellite, and in certain other circumstances, we have certain rights to receive service from EchoStar on a replacement satellite.  There can be no assurance that any options to renew the QuetzSat-1 Transponder Agreement will be exercised or that we will exercise our option to receive service on a replacement satellite.

TT&C Agreement.  In connection with the Spin-off, we entered into a telemetry, tracking and control (“TT&C”) agreement pursuant to which we received TT&C services from EchoStar for a period ending on January 1, 2012 (the “Prior TT&C Agreement”).  The fees for services provided under the Prior TT&C Agreement were calculated at cost plus a fixed margin.  We were able to terminate the Prior TT&C Agreement for any reason upon 60 days notice.

Effective January 1, 2012, we entered into a TT&C agreement pursuant to which we will continue to receive TT&C services from EchoStar for a period ending on December 31, 2016 (the “2012 TT&C Agreement”).  The material terms of the 2012 TT&C Agreement are substantially the same as the material terms of the Prior TT&C Agreement, except that the fees for services provided under the 2012 TT&C Agreement are calculated at either: (i) a fixed fee; or (ii) cost plus a fixed margin, which will vary depending on the nature of the services provided.

RUS Implementation Agreement.  In September 2010, DISH Broadband L.L.C. (“DISH Broadband”), our wholly-owned subsidiary, was selected by the Rural Utilities Service (“RUS”) of the United States Department of Agriculture to receive up to approximately $14 million in broadband stimulus grant funds (the “Grant Funds”).  Effective November 2011, DISH Broadband and Hughes Communications, Inc. (“Hughes”), a wholly-owned subsidiary of EchoStar, entered into a RUS Implementation Agreement (the “RUS Agreement”) pursuant to which Hughes provides certain portions of the equipment and broadband service used to implement our RUS program.  The initial term of the RUS Agreement shall continue until the earlier of: (i) September 24, 2013; or (ii) the date that the Grant Funds have been exhausted.  In addition, DISH Broadband may terminate the RUS Agreement for convenience upon 45 days’ prior written notice to Hughes.

“Cost of sales — subscriber promotion subsidies — EchoStar”

Receiver Agreement.  EchoStar is currently our sole supplier of set-top box receivers. The table below indicates the dollar value of set-top boxes and other equipment that we purchased from EchoStar as well as the amount of purchases that are included in “Cost of sales — subscriber promotion subsidies — EchoStar” on our Condensed Consolidated Statements of Operations and Comprehensive Income (Loss).  The remaining amount is included in “Inventory” and “Property and equipment, net” on our Condensed Consolidated Balance Sheets.

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Purchases from EchoStar	2012	2011	2012	2011
	(In thousands)
Set-top boxes and other equipment	$254,350	$270,629	$491,715	$542,755

Set-top boxes and other equipment included in “Cost of sales — subscriber promotion subsidies — EchoStar”	$51,580	$62,868	$133,854	$117,294

In connection with the Spin-off, we and EchoStar entered into a receiver agreement pursuant to which we had the right, but not the obligation, to purchase digital set-top boxes and related accessories, and other equipment from EchoStar for a period ending on January 1, 2012 (the “Prior Receiver Agreement”).  The Prior Receiver Agreement allowed us to purchase digital set-top boxes, related accessories and other equipment from EchoStar at cost plus a fixed percentage margin, which varied depending on the nature of the equipment purchased.  Additionally, EchoStar provided us with standard manufacturer warranties for the goods sold under the Prior Receiver Agreement.  We were able to terminate the Prior Receiver Agreement for any reason upon at least 60 days notice to EchoStar.  EchoStar was able to terminate the Prior Receiver Agreement if certain entities were to acquire us.  The Prior Receiver Agreement also included an indemnification provision, whereby the parties indemnified each other for certain intellectual property matters.

Effective January 1, 2012, we and EchoStar entered into a new agreement (the “2012 Receiver Agreement”) pursuant to which we continue to have the right, but not the obligation, to purchase digital set-top boxes, related accessories, and other equipment from EchoStar for the period from January 1, 2012 to December 31, 2014.  We have an option, but not the obligation, to extend the 2012 Receiver Agreement for one additional year upon 180 days notice prior to the end of the term.  The material terms of the 2012 Receiver Agreement are substantially the same as the material terms of the Prior Receiver Agreement, except that the 2012 Receiver Agreement allows us to purchase digital set-top boxes, related accessories and other equipment from EchoStar either: (i) at a cost (decreasing as EchoStar reduces costs and increasing as costs increase) plus a dollar mark-up which will depend upon the cost of the product subject to a collar on EchoStar’s mark-up; or (ii) at cost plus a fixed margin, which will depend on the nature of the equipment purchased.  Under the 2012 Receiver Agreement, EchoStar’s margins will be increased if they are able to reduce the costs of their digital set-top boxes and their margins will be reduced if these costs increase.

“General and administrative expenses — EchoStar”

Product Support Agreement.  In connection with the Spin-off, we entered into a product support agreement pursuant to which we have the right, but not the obligation, to receive product support from EchoStar (including certain engineering and technical support services) for all set-top boxes and related accessories that EchoStar has previously sold and in the future may sell to us.  The fees for the services provided under the product support agreement are calculated at cost plus a fixed margin, which varies depending on the nature of the services provided.  The term of the product support agreement is the economic life of such receivers and related accessories, unless terminated earlier.  We may terminate the product support agreement for any reason upon at least 60 days notice.  In the event of an early termination of this agreement, we are entitled to a refund of any unearned fees paid to EchoStar for the services.

Real Estate Lease Agreements.  We have entered into lease agreements pursuant to which we lease certain real estate from EchoStar.  The rent on a per square foot basis for each of the leases is comparable to per square foot rental rates of similar commercial property in the same geographic area, and EchoStar is responsible for its portion of the taxes, insurance, utilities and maintenance of the premises.  The term of each of the leases is set forth below:

·                  Inverness Lease Agreement.  The lease for certain space at 90 Inverness Circle East in Englewood, Colorado is for a period ending on December 31, 2016.  This agreement can be terminated by either party upon six months prior notice.

·                  Meridian Lease Agreement.  The lease for all of 9601 S. Meridian Blvd. in Englewood, Colorado is for a period ending on December 31, 2016.

·                  Santa Fe Lease Agreement.  The lease for all of 5701 S. Santa Fe Dr. in Littleton, Colorado is for a period ending on December 31, 2016 with a renewal option for one additional year.

·                  EchoStar Data Networks Sublease Agreement.  The sublease for certain space at 211 Perimeter Center in Atlanta, Georgia is for a period ending on October 31, 2016.

·                  Gilbert Lease Agreement.  The lease for certain space at 801 N. DISH Dr. in Gilbert, Arizona is a month to month lease and can be terminated by either party upon 30 days prior notice.

·                  Cheyenne Lease Agreement.  The lease for certain space at 530 EchoStar Drive in Cheyenne, Wyoming is for a period ending on December 31, 2031.

DISHOnline.com Services Agreement.  Effective January 1, 2010, we entered into a two-year agreement with EchoStar pursuant to which we will receive certain services associated with an online video portal.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  We have the option to renew this agreement for three successive one year terms and the agreement may be terminated for any reason upon at least 120 days notice to EchoStar.  In November 2011, we exercised our right to renew this agreement for a one-year period ending on December 31, 2012.

DISH Remote Access Services Agreement.  Effective February 23, 2010, we entered into an agreement with EchoStar pursuant to which we will receive, among other things, certain remote DVR management services.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 120 days notice to EchoStar.

SlingService Services Agreement.  Effective February 23, 2010, we entered into an agreement with EchoStar pursuant to which we will receive certain place-shifting services.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 120 days notice to EchoStar.

Move Networks Services Agreement.  In the fourth quarter 2011, EchoStar granted DISH Network the right to use Move Network’s software and video publishing systems, which facilitate the streaming, downloading and distribution of audio and video content to set-top boxes via the Internet.  The fees for the services provided under this agreement are based upon a fixed fee which varies based upon the number of set-top boxes in a given month that access Move Network’s software.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 180 days notice to EchoStar.

Other Agreements — EchoStar

Tax Sharing Agreement.  In connection with the Spin-off, DISH Network entered into a tax sharing agreement with EchoStar which governs our respective rights, responsibilities and obligations after the Spin-off with respect to taxes for the periods ending on or before the Spin-off.  Generally, all pre-Spin-off taxes, including any taxes that are incurred as a result of restructuring activities undertaken to implement the Spin-off, are borne by DISH Network, and DISH Network will indemnify EchoStar for such taxes.  However, DISH Network is not liable for and will not indemnify EchoStar for any taxes that are incurred as a result of the Spin-off or certain related transactions failing to qualify as tax-free distributions pursuant to any provision of Section 355 or Section 361 of the Internal Revenue Code of 1986, as amended (the “Code”) because of: (i) a direct or indirect acquisition of any of EchoStar’s stock, stock options or assets; (ii) any action that EchoStar takes or fails to take; or (iii) any action that EchoStar takes that is inconsistent with the information and representations furnished to the IRS in connection with the request for the private letter ruling, or to counsel in connection with any opinion being delivered by counsel with respect to the Spin-off or certain related transactions.  In such case, EchoStar is solely liable for, and will indemnify DISH Network for, any resulting taxes, as well as any losses, claims and expenses.  The tax sharing agreement will only terminate after the later of the full period of all applicable statutes of limitations, including extensions, or once all rights and obligations are fully effectuated or performed.

TiVo.  On April 29, 2011, DISH Network and EchoStar entered into a settlement agreement with TiVo, Inc. (“TiVo”).  The settlement resolved all pending litigation between DISH Network and EchoStar, on the one hand, and TiVo, on the other hand, including litigation relating to alleged patent infringement involving certain DISH digital video recorders, or DVRs, which litigation is described in our 2011 10-K under the caption “Item 3.  Legal Proceedings — TiVo Inc.”

Under the settlement agreement, all pending litigation has been dismissed with prejudice and all injunctions that permanently restrain, enjoin or compel any action by DISH Network or EchoStar have been dissolved.  DISH Network and EchoStar are jointly responsible for making payments to TiVo in the aggregate amount of $500 million, including an initial payment of $300 million and the remaining $200 million in six equal annual installments between 2012 and 2017.  Pursuant to the terms and conditions of the agreements entered into in connection with the Spin-off of EchoStar from DISH Network, DISH Network made the initial payment to TiVo in May 2011, except for the contribution from EchoStar totaling approximately $10 million, representing an allocation of liability relating to EchoStar’s sales of DVR-enabled receivers to an international customer.  Future payments will be allocated between DISH Network and EchoStar based on historical sales of certain licensed products, with DISH Network being responsible for 95% of each annual payment.

DISH Network and EchoStar, on the one hand, and TiVo, on the other hand, have also agreed on mutual releases of certain related claims and agreed not to challenge each other’s DVR technology-related patents that are licensed under the settlement agreement.

Because both DISH Network and EchoStar were defendants in the TiVo lawsuit, DISH Network and EchoStar were jointly and severally liable to TiVo for any final damages and sanctions that could have been awarded by the District Court.  As previously disclosed, DISH Network determined that it was obligated under the agreements entered into in connection with the Spin-off to indemnify EchoStar for substantially all liability arising from this lawsuit.  EchoStar contributed an amount equal to its $5 million intellectual property liability limit under the receiver agreement.  DISH Network and EchoStar further agreed that EchoStar’s $5 million contribution would not exhaust EchoStar’s liability to DISH Network for other intellectual property claims that may arise under the receiver agreement.  DISH Network and EchoStar also agreed that DISH Network and EchoStar would each be entitled to joint ownership of, and a cross-license to use, any intellectual property developed in connection with any potential new alternative technology.  Any amounts that EchoStar is responsible for under the settlement agreement with TiVo are in addition to the $5 million contribution previously made by EchoStar.

Patent Cross-License Agreements.  During December 2011, DISH Network and EchoStar entered into separate patent cross-license agreements with the same third party whereby: (i) EchoStar and such third party licensed their respective patents to each other subject to certain conditions; and (ii) DISH Network and such third party licensed their respective patents to each other subject to certain conditions (each, a “Cross-License Agreement”).  Each Cross License Agreement covers patents acquired by the respective party prior to January 1, 2017 and aggregate payments under both Cross-License Agreements total less than $10 million. Each Cross License Agreement also contains an option to extend each Cross-License Agreement to include patents acquired by the respective party prior to January 1, 2022.  If both options are exercised, the aggregate additional payments to such third party would total less than $3 million.  However, DISH Network and EchoStar may elect to extend their respective Cross-License Agreement independently of each other.  Since the aggregate payments under both Cross-License Agreements were based on the combined annual revenues of DISH Network and EchoStar, DISH Network and EchoStar agreed to allocate their respective payments to such third party based on their respective percentage of combined total revenue.

Sprint Settlement Agreement.  On November 3, 2011, DISH Network and Sprint entered into the Sprint Settlement Agreement pursuant to which all disputed issues relating to the DBSD Transaction and the TerreStar Transaction were resolved between DISH Network and Sprint, including, but not limited to, issues relating to costs allegedly incurred by Sprint to relocate users from the spectrum then licensed to DBSD North America and TerreStar (the “Sprint Clearing Costs”).  EchoStar was a party to the Sprint Settlement Agreement solely for the purposes of executing a mutual release between it and Sprint relating to the Sprint Clearing Costs. EchoStar was a holder of certain TerreStar debt instruments.  In March 2012, EchoStar’s remaining debt instruments were exchanged for a right to receive a distribution in accordance with the terms of the liquidating trust established pursuant to TerreStar’s chapter 11 plan of liquidation.  Pursuant to the terms of the Sprint Settlement Agreement, DISH Network made a net payment of approximately $114 million to Sprint.

Other Agreements

In November 2009, Mr. Roger Lynch became employed by both DISH Network and EchoStar as Executive Vice President.  Mr. Lynch is responsible for the development and implementation of advanced technologies that are of potential utility and importance to both DISH Network and EchoStar.  Mr. Lynch’s compensation consists of cash and equity compensation and is borne by both EchoStar and DISH Network.

Related Party Transactions with NagraStar L.L.C.

NagraStar is a joint venture between EchoStar and Nagra USA, Inc. that is our provider of encryption and related security systems intended to assure that only authorized customers have access to our programming.

The table below summarizes our transactions with NagraStar.

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$17,355	$19,716	$34,839	$40,445

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$6,374	$5,853

15.  Related Party Transactions

Related Party Transactions with DISH Network

On November 6, 2009, the board of directors of DISH Network declared a dividend of $2.00 per share on its outstanding Class A and Class B common stock, or $894 million in the aggregate.  On December 1, 2009, we paid a dividend of $1.050 billion to DOC to fund the payment of DISH Network’s dividend and other potential DISH Network cash needs.

During the second quarter 2010, we purchased EchoStar XIV from DISH Orbital II L.L.C. (“DOLLC II”), an indirect wholly-owned subsidiary of DISH Network, and our affiliate, for its fair value of approximately $448 million.  We assumed $22 million in vendor financing and the difference, or $426 million, was paid to our affiliate.  We recorded the satellite at DOLLC II’s carrying value of $317 million and recorded the difference, or $131 million, as a capital distribution to DOC.

During the third quarter 2010, we purchased EchoStar XV from DOLLC II for its fair value of approximately $413 million.  We assumed $18 million in vendor financing and the difference, or $395 million, was paid to our affiliate.  We recorded the satellite at DOLLC II’s carrying value of $278 million and recorded the difference, or $135 million, as a capital distribution to DOC.

On April 19, 2011, we paid a dividend of $1.5 billion to DOC in connection with, among other things, the funding of DISH Network’s investments in DBSD North America and DISH Network’s acquisition of most of the assets of Blockbuster, Inc.

On August 10, 2011, we paid a dividend of $700 million to DOC in connection with, among other things, the funding of the TerreStar Transaction.

On November 1, 2011, the board of directors of DISH Network declared a dividend of $2.00 per share on its outstanding Class A and Class B common stock, or $893 million in the aggregate.  On November 30, 2011, we paid a dividend of $1.3 billion to DOC to fund the payment of DISH Network’s dividend and other potential DISH Network cash needs.

Blockbuster.  On April 26, 2011, our parent, DISH Network, completed the acquisition of most of the assets of Blockbuster, Inc.  During the year ended December 31, 2011, we recorded $4 million of “Subscriber-related expenses” on our Consolidated Statements of Operations and Comprehensive Income (Loss) for Blockbuster services provided to our subscribers related to certain of our promotions.

Related Party Transactions with EchoStar

Following the Spin-off, EchoStar has operated as a separate public company, and we have no continued ownership interest in EchoStar.  However, a substantial majority of the voting power of the shares of both companies is owned beneficially by Charles W. Ergen, our Chairman, or by certain trusts established by Mr. Ergen for the benefit of his family.

EchoStar is our primary supplier of set-top boxes and digital broadcast operations and our key supplier of transponder capacity.  Generally, the prices charged for products and services provided under the agreements are based on pricing equal to EchoStar’s cost plus a fixed margin (unless noted differently below), which will vary depending on the nature of the products and services provided.

Since the Spin-off, we and EchoStar have entered into certain agreements pursuant to which we obtain certain products, services and rights from EchoStar, EchoStar obtains certain products, services and rights from us, and we and EchoStar have indemnified each other against certain liabilities arising from our respective businesses.  We also may enter into additional agreements with EchoStar in the future.  The following is a summary of the terms of the principal agreements that we have entered into with EchoStar that may have an impact on our financial position and results of operations.

“Equipment sales - EchoStar”

Remanufactured Receiver Agreement.  In connection with the Spin-off, we entered into a remanufactured receiver agreement with EchoStar pursuant to which EchoStar has the right, but not the obligation, to purchase remanufactured receivers and accessories from us at cost plus a fixed margin, which varies depending on the nature of the equipment purchased.  In November 2011, we and EchoStar extended this agreement until December 31, 2012.  EchoStar may terminate the remanufactured receiver agreement for any reason upon at least 60 days notice to us.  We may also terminate this agreement if certain entities acquire us.

“Services and other revenue - EchoStar”

Professional Services Agreement.  Prior to 2010, in connection with the Spin-off, DISH Network entered into various agreements with EchoStar including the Transition Services Agreement, Satellite Procurement Agreement and Services Agreement, which all expired on January 1, 2010 and were replaced by a Professional Services Agreement.  During 2009, DISH Network and EchoStar agreed that EchoStar shall continue to have the right, but not the obligation, to receive from DISH Network the following services, among others certain of which were previously provided under the Transition Services Agreement: information technology, travel and event coordination, internal audit, legal, accounting and tax, benefits administration, program acquisition services and other support services.  Additionally, DISH Network and EchoStar agreed that DISH Network shall continue to have the right, but not the obligation, to engage EchoStar to manage the process of procuring new satellite capacity for DISH Network (previously provided under the Satellite Procurement Agreement) and receive logistics, procurement and quality assurance services from EchoStar (previously provided under the Services Agreement).  The Professional Services Agreement automatically renewed on January 1, 2012 for an additional one-year period until January 1, 2013 and renews automatically for successive one-year periods thereafter, unless terminated earlier by either party upon at least 60 days notice.  However, either party may terminate the Professional Services Agreement in part with respect to any particular service it receives for any reason upon at least 30 days notice.

Management Services Agreement.  DISH Network entered into a Management Services Agreement with EchoStar pursuant to which DISH Network makes certain of its officers available to provide services (which are primarily legal and accounting services) to EchoStar.  Specifically, Paul W. Orban remains employed by DISH Network, but also serves as EchoStar’s Senior Vice President and Controller.  In addition, R. Stanton Dodge also served as EchoStar’s Executive Vice President, General Counsel and Secretary through November 2011.  EchoStar makes payments to DISH Network based upon an allocable portion of the personnel costs and expenses incurred by DISH Network with respect to such officers (taking into account wages and fringe benefits).  These allocations are based upon the estimated percentages of time to be spent by DISH Network’s executive officers performing services for EchoStar under the management services agreement.  EchoStar also reimburses DISH Network for direct out-of-pocket costs incurred by DISH Network for management services provided to EchoStar.  DISH Network and EchoStar evaluate all charges for reasonableness at least annually and make any adjustments to these charges as DISH Network and EchoStar mutually agree upon.

The management services agreement automatically renewed on January 1, 2012 for an additional one-year period until January 1, 2013 and renews automatically for successive one-year periods thereafter, unless terminated earlier: (i) by EchoStar at any time upon at least 30 days notice; (ii) by DISH Network at the end of any renewal term, upon at least 180 days notice; or (iii) by DISH Network upon notice to EchoStar, following certain changes in control.

Satellite Capacity Leased to EchoStar. During 2009, we entered into a satellite capacity agreement pursuant to which EchoStar leases certain satellite capacity from us on EchoStar I. The fee for the services provided under this satellite capacity agreement depends, among other things, upon the orbital location of the satellite and the length of the lease.

The lease generally terminates upon the earlier of:  (i) the end of life or replacement of the satellite (unless EchoStar determines to renew on a year-to-year basis); (ii) the date the satellite fails; (iii) the date the transponder on which service is being provided fails; or (iv) a certain date, which depends, among other things, upon the estimated useful life of the satellite, whether the replacement satellite fails at launch or in orbit prior to being placed into service, and the exercise of certain renewal options.  EchoStar generally has the option to renew this lease on a year-to-year basis through the end of the satellite’s life.  There can be no assurance that any options to renew this agreement will be exercised.

Real Estate Lease Agreement.  During 2008, DISH Network entered into a sublease for space at 185 Varick Street, New York, New York to EchoStar for a period of approximately seven years.  The rent on a per square foot basis for this sublease was comparable to per square foot rental rates of similar commercial property in the same geographic area at the time of the sublease, and EchoStar is responsible for its portion of the taxes, insurance, utilities and maintenance of the premises.

“Satellite and transmission expenses — EchoStar”

Broadcast Agreement.  In connection with the Spin-off, we and EchoStar entered into a broadcast agreement pursuant to which EchoStar provided certain broadcast services to us, including teleport services such as transmission and downlinking, channel origination services, and channel management services for a period ending on January 1, 2012 (the “Prior Broadcast Agreement”).  We had the ability to terminate channel origination services and channel management services for any reason and without any liability upon at least 60 days notice to EchoStar.  If we terminated teleport services for a reason other than our breach, we were obligated to pay EchoStar the aggregate amount of the remainder of the expected cost of providing the teleport services.  The fees for the services provided under the Prior Broadcast Agreement were calculated at cost plus a fixed margin, which varied depending on the nature of the products and services provided.

Effective January 1, 2012, we and EchoStar entered into a new broadcast agreement (the “2012 Broadcast Agreement”) pursuant to which EchoStar will continue to provide broadcast services to us, for the period from January 1, 2012 to December 31, 2016.  The material terms of the 2012 Broadcast Agreement are substantially the same as the material terms of the Prior Broadcast Agreement, except that:  (i) the fees for services provided under the 2012 Broadcast Agreement are calculated at either:  (a) EchoStar’s cost of providing the relevant service plus a fixed dollar fee, which is subject to certain adjustments; or (b) EchoStar’s cost of providing the relevant service plus a fixed margin, which will depend on the nature of the services provided; and (ii) if we terminate the teleport services provided under the 2012 Broadcast Agreement for a reason other than EchoStar’s breach, we are generally obligated to reimburse EchoStar for any direct costs EchoStar incurs related to any such termination that it cannot reasonably mitigate.  At the commencement of the 2012 Broadcast Agreement the aggregate pricing for the services provided thereunder was substantially the same as the aggregate pricing for the services provided under the Prior Broadcast Agreement at the time of its expiration.

Broadcast Agreement for Certain Sports Related Programming.  During May 2010, we and EchoStar entered into a broadcast agreement pursuant to which EchoStar provides certain broadcast services to us in connection with our carriage of certain sports related programming.  The term of this agreement is for ten years.  If we terminate this agreement for a reason other than EchoStar’s breach, we are generally obligated to reimburse EchoStar for any direct costs EchoStar incurs related to any such termination that it cannot reasonably mitigate.  The fees for the broadcast services provided under this agreement depend, among other things, upon the cost to develop and provide such services.

Satellite Capacity Leased from EchoStar.  Since the Spin-off, we entered into certain satellite capacity agreements pursuant to which we lease certain satellite capacity on certain satellites owned or leased by EchoStar.  The fees for the services provided under these satellite capacity agreements depend, among other things, upon the orbital location of the applicable satellite and the length of the lease.  The term of each lease is set forth below:

EchoStar III, VI, VIII and XII.  We lease certain satellite capacity from EchoStar on EchoStar VI, VIII and XII.  The leases generally terminate upon the earlier of:  (i) the end of life or replacement of the satellite (unless we determine to renew on a year-to-year basis); (ii) the date the satellite fails; (iii) the date the transponders on which service is being provided fails; or (iv) a certain date, which depends upon, among other things, the estimated useful life of the satellite, whether the replacement satellite fails at launch or in orbit prior to being placed into service and the exercise of certain renewal options.  We generally have the option to renew each lease on a year-to-year basis through the end of the respective satellite’s life.  There can be no assurance that any options to renew such agreements will be exercised.  In August 2010, our lease of EchoStar III terminated when it was replaced by EchoStar XV.

EchoStar IX.  We lease certain satellite capacity from EchoStar on EchoStar IX.  Subject to availability, we generally have the right to continue to lease satellite capacity from EchoStar on EchoStar IX on a month-to-month basis.

EchoStar XVI.  We will lease certain satellite capacity from EchoStar on EchoStar XVI after its service commencement date and this lease generally terminates upon the earlier of:  (i) the end of life or replacement of the satellite; (ii) the date the satellite fails; (iii) the date the transponder(s) on which service is being provided under the agreement fails; or (iv) ten years following the actual service commencement date.  Upon expiration of the initial term, we have the option to renew on a year-to-year basis through the end of life of the satellite.  There can be no assurance that any options to renew this agreement will be exercised.  EchoStar XVI is expected to be launched during the second half of 2012.

EchoStar XV.  EchoStar XV is owned by us and is operated at the 61.5 degree orbital location.  The FCC has granted EchoStar an authorization to operate the satellite at the 61.5 degree orbital location.  For so long as EchoStar XV remains in service at the 61.5 degree orbital location, we are obligated to pay EchoStar a fee, which varies depending on the number of frequencies being used by EchoStar XV.

Nimiq 5 Agreement.  During 2009, EchoStar entered into a fifteen-year satellite service agreement with Telesat Canada (“Telesat”) to receive service on all 32 DBS transponders on the Nimiq 5 satellite at the 72.7 degree orbital location (the “Telesat Transponder Agreement”).  During 2009, EchoStar also entered into a satellite service agreement (the “DISH Network Telesat Agreement”) with us, pursuant to which we currently receive service from EchoStar on all 32 of the DBS transponders covered by the Telesat Transponder Agreement.  We have also guaranteed certain obligations of EchoStar under the Telesat Transponder Agreement.  See discussion under “Guarantees” in Note 11.

Under the terms of the DISH Network Telesat Agreement, we make certain monthly payments to EchoStar that commenced in 2009 when the Nimiq 5 satellite was placed into service and continue through the service term.  Unless earlier terminated under the terms and conditions of the DISH Network Telesat Agreement, the service term will expire ten years following the date it was placed into service.  Upon expiration of the initial term we have the option to renew the DISH Network Telesat Agreement on a year-to-year basis through the end of life of the Nimiq 5 satellite.  Upon in-orbit failure or end of life of the Nimiq 5 satellite, and in certain other circumstances, we have certain rights to receive service from EchoStar on a replacement satellite.  There can be no assurance that any options to renew the DISH Network Telesat Agreement will be exercised or that we will exercise our option to receive service on a replacement satellite.

QuetzSat-1 Lease Agreement.  During 2008, EchoStar entered into a ten-year satellite service agreement with SES Latin America S.A. (“SES”), which provides, among other things, for the provision by SES to EchoStar of service on 32 DBS transponders on the QuetzSat-1 satellite.  During 2008, EchoStar also entered into a transponder service agreement (“QuetzSat-1 Transponder Agreement”) with us pursuant to which we will receive service from EchoStar on 24 of the DBS transponders.  The QuetzSat-1 Transponder Agreement will be accounted for as an operating lease.  QuetzSat-1 was launched on September 29, 2011 and was placed into service during the fourth quarter 2011 at the 67.1 degree orbital location while we and EchoStar explore alternative uses for the QuetzSat-1 satellite.  In the interim, EchoStar is providing us with alternate capacity at the 77 degree orbital location.

Under the terms of the QuetzSat-1 Transponder Agreement, we will make certain monthly payments to EchoStar commencing when the QuetzSat-1 satellite is placed into service at the 77 degree orbital location and continuing through the remainder of the service term.  Unless earlier terminated under the terms and conditions of the QuetzSat-1 Transponder Agreement, the initial service term will expire in November 2021.  Upon expiration of the initial term, we have the option to renew the QuetzSat-1 Transponder Agreement on a year-to-year basis through the end of life of the QuetzSat-1 satellite.  Upon an in-orbit failure or end of life of the QuetzSat-1 satellite, and in certain other circumstances, we have certain rights to receive service from EchoStar on a replacement satellite.  There can be no assurance that any options to renew the QuetzSat-1 Transponder Agreement will be exercised or that we will exercise our option to receive service on a replacement satellite.

TT&C Agreement.  In connection with the Spin-off, we entered into a telemetry, tracking and control (“TT&C”) agreement pursuant to which we received TT&C services from EchoStar for a period ending on January 1, 2012 (the “Prior TT&C Agreement”).  The fees for services provided under the Prior TT&C Agreement were calculated at cost plus a fixed margin.  We were able to terminate the Prior TT&C Agreement for any reason upon 60 days notice.

On January 1, 2012, we entered into a TT&C agreement pursuant to which we will continue to receive TT&C services from EchoStar for a period ending on December 31, 2016 (the “2012 TT&C Agreement”).  The material terms of the 2012 TT&C Agreement are substantially the same as the material terms of the Prior TT&C Agreement, except that the fees for services provided under the 2012 TT&C Agreement are calculated at either: (i) a fixed fee; or (ii) cost plus a fixed margin, which will vary depending on the nature of the services provided.

“Cost of sales — subscriber promotion subsidies — EchoStar”

Receiver Agreement.  EchoStar is currently our sole supplier of set-top box receivers. The table below indicates the dollar value of set-top boxes and other equipment that we purchased from EchoStar as well as the amount of purchases that are included in “Cost of sales — subscriber promotion subsidies — EchoStar” on our Consolidated Statements of Operations and Comprehensive Income (Loss).  The remaining amount is included in “Inventory” and “Property and equipment, net” on our Consolidated Balance Sheets.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Set-top boxes and other equipment purchased from EchoStar	$1,158,293	$1,470,173	$1,174,763

Set-top boxes and other equipment purchased from EchoStar included in “Cost of sales – subscriber promotion subsidies – EchoStar”	$249,440	$175,777	$188,793

In connection with the Spin-off, we and EchoStar entered into a receiver agreement pursuant to which we had the right, but not the obligation, to purchase digital set-top boxes and related accessories, and other equipment from EchoStar for a period ending on January 1, 2012 (the “Prior Receiver Agreement”).  The Prior Receiver Agreement allowed us to purchase digital set-top boxes, related accessories and other equipment from EchoStar at cost plus a fixed percentage margin, which varied depending on the nature of the equipment purchased.  Additionally, EchoStar provided us with standard manufacturer warranties for the goods sold under the Prior Receiver Agreement.  We were able to terminate the Prior Receiver Agreement for any reason upon at least 60 days notice to EchoStar.  EchoStar was able to terminate the Prior Receiver Agreement if certain entities were to acquire us.  The Prior Receiver Agreement also included an indemnification provision, whereby the parties indemnified each other for certain intellectual property matters.

Effective January 1, 2012, we and EchoStar entered into a new agreement (the “2012 Receiver Agreement”) pursuant to which we continue to have the right, but not the obligation, to purchase digital set-top boxes, related accessories, and other equipment from EchoStar for the period from January 1, 2012 to December 31, 2014.  We have an option, but not the obligation, to extend the 2012 Receiver Agreement for one additional year upon 180 days notice prior to the end of the term.  The material terms of the 2012 Receiver Agreement are substantially the same as the material terms of the Prior Receiver Agreement, except that the 2012 Receiver Agreement allows us to purchase digital set-top boxes, related accessories and other equipment from EchoStar either: (i) at a cost (decreasing as EchoStar reduces costs and increasing as costs increase) plus a dollar mark-up which will depend upon the cost of the product subject to a collar on EchoStar’s mark-up; or (ii) at cost plus a fixed margin, which will depend on the nature of the equipment purchased.  Under the 2012 Receiver Agreement EchoStar’s margins will be increased if they are able to reduce the costs of their digital set-top boxes and their margins will be impaired if these costs increase.  At the commencement of the 2012 Receiver Agreement, the aggregate pricing for the digital set-top boxes, related accessories, and other equipment sold under the 2012 Receiver Agreement was substantially the same as the aggregate pricing for the products and equipment sold under the Prior Receiver Agreement at the time of its expiration.

“General and administrative expenses — EchoStar”

Product Support Agreement.  In connection with the Spin-off, we entered into a product support agreement pursuant to which we have the right, but not the obligation, to receive product support from EchoStar (including certain engineering and technical support services) for all set-top boxes and related accessories that EchoStar has previously sold and in the future may sell to us.  The fees for the services provided under the product support agreement are calculated at cost plus a fixed margin, which varies depending on the nature of the services provided.  The term of the product support agreement is the economic life of such receivers and related accessories, unless terminated earlier.  We may terminate the product support agreement for any reason upon at least 60 days notice.  In the event of an early termination of this agreement, we are entitled to a refund of any unearned fees paid to EchoStar for the services.

Real Estate Lease Agreements.  We have entered into lease agreements pursuant to which we lease certain real estate from EchoStar.  The rent on a per square foot basis for each of the leases is comparable to per square foot rental rates of similar commercial property in the same geographic area, and EchoStar is responsible for its portion of the taxes, insurance, utilities and maintenance of the premises.  The term of each of the leases is set forth below:

·                  Inverness Lease Agreement.  In November 2011, we and EchoStar extended the lease for certain space at 90 Inverness Circle East in Englewood, Colorado for a period ending on December 31, 2016.  This agreement can be terminated by either party upon six months prior notice.

·                  Meridian Lease Agreement.  The lease for all of 9601 S. Meridian Blvd. in Englewood, Colorado is for a period ending on December 31, 2016.

·                  Santa Fe Lease Agreement.  In November 2011, we and EchoStar extended the lease for all of 5701 S. Santa Fe Dr. in Littleton, Colorado for a period ending on December 31, 2016 with a renewal option for one additional year.

·                  EchoStar Data Networks Sublease Agreement.  The sublease for certain space at 211 Perimeter Center in Atlanta, Georgia is for a period ending on October 31, 2016.

·                  Gilbert Lease Agreement.  The lease for certain space at 801 N. DISH Dr. in Gilbert, Arizona is a month to month lease and can be terminated by either party upon 30 days prior notice.

·                  Cheyenne Lease Agreement.  Effective January 1, 2012, we and EchoStar entered into a lease for certain space at 530 EchoStar Drive in Cheyenne, Wyoming for a period ending on December 31, 2031.

DISHOnline.com Services Agreement.  Effective January 1, 2010, we entered into a two-year agreement with EchoStar pursuant to which we will receive certain services associated with an online video portal.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  We have the option to renew this agreement for three successive one year terms and the agreement may be terminated for any reason upon at least 120 days notice to EchoStar.  In November 2011, we exercised our right to renew this agreement for a one-year period ending on December 31, 2012.

DISH Remote Access Services Agreement.  Effective February 23, 2010, we entered into an agreement with EchoStar pursuant to which we will receive, among other things, certain remote DVR management services.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 120 days notice to EchoStar.

SlingService Services Agreement.  Effective February 23, 2010, we entered into an agreement with EchoStar pursuant to which we will receive certain place-shifting services.  The fees for the services provided under this services agreement depend, among other things, upon the cost to develop and operate such services.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 120 days notice to EchoStar.

Move Networks Services Agreement.  In the fourth quarter 2011, EchoStar granted DISH Network the right to use Move Network’s software and video publishing systems, which facilitate the streaming, downloading and distribution of audio and video content to set-top boxes via the Internet.  The fees for the services provided under this agreement are based upon a fixed fee which varies based upon the number of set-top boxes in a given month that access Move Network’s software.  This agreement has a term of five years with automatic renewal for successive one year terms and may be terminated for any reason upon at least 180 days notice to EchoStar.

Other Agreements — EchoStar

Tax Sharing Agreement.  In connection with the Spin-off, DISH Network entered into a tax sharing agreement with EchoStar which governs our respective rights, responsibilities and obligations after the Spin-off with respect to taxes for the periods ending on or before the Spin-off.  Generally, all pre-Spin-off taxes, including any taxes that are incurred as a result of restructuring activities undertaken to implement the Spin-off, are borne by DISH Network, and DISH Network will indemnify EchoStar for such taxes.  However, DISH Network is not liable for and will not indemnify EchoStar for any taxes that are incurred as a result of the Spin-off or certain related transactions failing to qualify as tax-free distributions pursuant to any provision of Section 355 or Section 361 of the Code because of: (i) a direct or indirect acquisition of any of EchoStar’s stock, stock options or assets; (ii) any action that EchoStar takes or fails to take; or (iii) any action that EchoStar takes that is inconsistent with the information and representations furnished to the IRS in connection with the request for the private letter ruling, or to counsel in connection with any opinion being delivered by counsel with respect to the Spin-off or certain related transactions.  In such case, EchoStar is solely liable for, and will indemnify DISH Network for, any resulting taxes, as well as any losses, claims and expenses.  The tax sharing agreement will only terminate after the later of the full period of all applicable statutes of limitations, including extensions, or once all rights and obligations are fully effectuated or performed.

TiVo. On April 29, 2011, DISH Network and EchoStar entered into a settlement agreement with TiVo Inc.  See Note 11 for further discussion.

EchoStar XV Launch Service.  During 2009, EchoStar assigned certain of its rights under a launch contract to us for EchoStar’s fair value of $103 million.  This amount was paid to EchoStar during the first quarter of 2010.  We recorded these rights at EchoStar’s net book value of $89 million and recorded the $14 million difference between EchoStar’s net book value and our purchase price as a capital transaction with EchoStar.  We used these rights to launch EchoStar XV in July 2010.

Weather Related Programming Agreement.  During May 2010, we entered into an agreement pursuant to which, among other things, EchoStar agreed to develop certain weather related programming and we received the right to distribute such programming.  This agreement was terminated during June 2010.  In July 2010, we purchased EchoStar’s interest in the entity that was developing such weather related programming for $5 million.

International Programming Rights Agreement.  During the year ended December 31, 2011 we made no purchases and for the years ended December 31, 2010 and 2009 we purchased $2 million and $8 million, respectively, of certain international rights for sporting events from EchoStar, included in “Subscriber-related expenses” on the Consolidated Statements of Operations and Comprehensive Income (Loss), of which EchoStar only retained a certain portion.

Acquisition of South.com, L.L.C.  During October 2010, we purchased all of South.com, L.L.C. from EchoStar and another party for $5 million.  South.com, L.L.C. is an entity that holds certain authorizations for multichannel video and data distribution service (MVDDS) spectrum in the United States.

Patent Cross-License Agreements.  During December 2011, DISH Network and EchoStar entered into separate patent cross-license agreements with the same third party whereby: (i) EchoStar and such third party licensed their respective patents to each other subject to certain conditions; and (ii) DISH Network and such third party licensed their respective patents to each other subject to certain conditions (each, a “Cross-License Agreement”).  Each Cross License Agreement covers patents acquired by the respective party prior to January 1, 2017 and aggregate payments under both Cross-License Agreements total less than $10 million. Each Cross License Agreement also contains an option to extend each Cross-License Agreement to include patents acquired by the respective party prior to January 1, 2022.  If both options are exercised, the aggregate additional payments to such third party would total less than $3 million.  However, DISH Network and EchoStar may elect to extend their respective Cross-License Agreement independent of each other.  Since the aggregate payments under both Cross-License Agreements were based on the combined annual revenues of DISH Network and EchoStar, DISH Network and EchoStar agreed to allocate their respective payments to such third party based on their respective percentage of combined total revenue.

Sprint Settlement Agreement.  On November 3, 2011 DISH Network and Sprint entered into the Sprint Settlement Agreement pursuant to which all disputed issues relating to the DBSD Transaction and the TerreStar Transaction were resolved between DISH Network and Sprint, including, but not limited to, issues relating to costs allegedly incurred by Sprint to relocate users from the spectrum now licensed to DBSD North America and TerreStar (the “Sprint Clearing Costs”).  EchoStar was a party to the Sprint Settlement Agreement solely for the purposes of executing a mutual release between it and Sprint relating to the Sprint Clearing Costs.  As of December 31, 2011, EchoStar is currently a holder of certain TerreStar debt instruments.  Pursuant to the terms of the Sprint Settlement Agreement, DISH Network made a net payment of approximately $114 million to Sprint.

Other Agreements

In November 2009, Mr. Roger Lynch became employed by both DISH Network and EchoStar as Executive Vice President.  Mr. Lynch is responsible for the development and implementation of advanced technologies that are of potential utility and importance to both DISH Network and EchoStar.  Mr. Lynch’s compensation consists of cash and equity compensation and is borne by both EchoStar and DISH Network.

Related Party Transactions with NagraStar L.L.C.

NagraStar is a joint venture between EchoStar and Nagra USA, Inc. that is our provider of encryption and related security systems intended to assure that only authorized customers have access to our programming.

The table below summarizes our transactions with NagraStar.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$77,705	$79,547	$81,904

	As of December 31,
	2011	2010
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$5,853	$13,272

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies
Principles of Consolidation
We consolidate all majority owned subsidiaries, investments in entities in which we have controlling influence and variable interest entities where we have been determined to be the primary beneficiary. Non-majority owned investments are accounted for using the equity method when we have the ability to significantly influence the operating decisions of the investee. When we do not have the ability to significantly influence the operating decisions of an investee, the cost method is used. All significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense for each reporting period. Estimates are used in accounting for, among other things, allowances for doubtful accounts, self-insurance obligations, deferred taxes and related valuation allowances, uncertain tax positions, loss contingencies, fair value of financial instruments, fair value of options granted under our stock-based compensation plans, capital leases, asset impairments, estimates of future cash flows used to evaluate impairments, useful lives of property, equipment and intangible assets, asset retirement obligations, retailer incentives, programming expenses, subscriber lives and royalty obligations. Weak economic conditions have increased the inherent uncertainty in the estimates and assumptions indicated above. Actual results may differ from previously estimated amounts, and such differences may be material to the Condensed Consolidated Financial Statements. Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected prospectively in the period they occur.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense for each reporting period.  Estimates are used in accounting for, among other things, allowances for doubtful accounts, self-insurance obligations, deferred taxes and related valuation allowances, uncertain tax positions, loss contingencies, fair value of financial instruments, fair value of options granted under our stock-based compensation plans, fair value of assets and liabilities acquired in business combinations, capital leases, asset impairments, estimates of future cash flows used to evaluate impairments, useful lives of property, equipment and intangible assets, retailer incentives, programming expenses, subscriber lives and royalty obligations.  Weak economic conditions have increased the inherent uncertainty in the estimates and assumptions indicated above.  Actual results may differ from previously estimated amounts, and such differences may be material to the Consolidated Financial Statements.  Estimates and assumptions are reviewed periodically, and the effects of revisions are reflected prospectively in the period they occur.

Fair Value Measurements

We determine fair value based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  Market or observable inputs are the preferred source of values, followed by unobservable inputs or assumptions based on hypothetical transactions in the absence of market inputs.  We apply the following hierarchy in determining fair value:

·                  Level 1, defined as observable inputs being quoted prices in active markets for identical assets;

·                  Level 2, defined as observable inputs other than quoted prices included in Level 1, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

·                  Level 3, defined as unobservable inputs for which little or no market data exists, consistent with reasonably available assumptions made by other participants therefore requiring assumptions based on the best information available.

As of June 30, 2012 and December 31, 2011, the carrying value for cash and cash equivalents, marketable investment securities, trade accounts receivable, net of allowance for doubtful accounts, and current liabilities, excluding the “Current portion of long-term debt and capital lease obligations,” is equal to or approximates fair value due to their short-term nature or proximity to current market rates.  See Note 3.

Fair values for our publicly traded debt securities are based on quoted market prices, when available.  The fair values of our private debt is estimated based on an analysis in which we evaluate market conditions, related securities, various public and private offerings, and other publicly available information.  In performing this analysis, we make various assumptions regarding, among other things, credit spreads, and the impact of these factors on the value of the notes.  See Note 6 for the fair value of our long-term debt.

As of December 31, 2011 and 2010, the carrying value for cash and cash equivalents, marketable investment securities, trade accounts receivable, net of allowance for doubtful accounts, and current liabilities is equal to or approximates fair value due to their short-term nature or proximity to current market rates.

Fair values for our publicly traded debt securities are based on quoted market prices. The fair values of our private debt is estimated based on an analysis in which we evaluate market conditions, related securities, various public and private offerings, and other publicly available information. In performing this analysis, we make various assumptions regarding, among other things, credit spreads, and the impact of these factors on the value of the notes. See Note 7 for the fair value of our long-term debt.

Marketable Investment Securities and Restricted Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Marketable Investment Securities and Restricted Cash
Schedule of marketable investment securities and restricted cash and cash equivalents

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$46,435	$100,075
Current marketable investment securities - other	1,372,631	568,188
Total current marketable investment securities	1,419,066	668,263
Restricted marketable investment securities (1)	68,657	54,507
Total marketable investment securities	1,487,723	722,770

Restricted cash and cash equivalents (1)	52,249	65,137

Total marketable investment securities and restricted cash and cash equivalents	$1,539,972	$787,907

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Condensed Consolidated Balance Sheets.

	As of December 31,
	2011	2010
	(In thousands)
Marketable investment securities:
Current marketable investment securities - VRDNs	$100,075	$1,021,697
Current marketable investment securities - other	568,188	571,214
Total current marketable investment securities	668,263	1,592,911
Restricted marketable investment securities (1)	54,507	59,638
Total marketable investment securities	722,770	1,652,549

Restricted cash and cash equivalents (1)	65,137	72,757

Total marketable investment securities and restricted cash	$787,907	$1,725,306

(1)          Restricted marketable investment securities and restricted cash and cash equivalents are included in “Restricted cash and marketable investment securities” on our Consolidated Balance Sheets.

Summary of components of available-for-sale investments

	As of June 30, 2012				As of December 31, 2011
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$46,435	$—	$—	$—	$100,075	$—	$—	$—
Other (including restricted)	1,441,288	4,234	(2,828)	1,406	622,695	2,625	(4,075)	(1,450)
Total	$1,487,723	$4,234	$(2,828)	$1,406	$722,770	$2,625	$(4,075)	$(1,450)

	As of December 31,
	2011				2010
	Marketable				Marketable
	Investment	Unrealized			Investment	Unrealized
	Securities	Gains	Losses	Net	Securities	Gains	Losses	Net
	(In thousands)
Debt securities:
VRDNs	$100,075	$—	$—	$—	$1,021,697	$—	$—	$—
Other (including restricted)	622,695	2,625	(4,075)	(1,450)	630,852	4,905	(1,140)	3,765
Total marketable investment securities	$722,770	$2,625	$(4,075)	$(1,450)	$1,652,549	$4,905	$(1,140)	$3,765

Schedule of available-for-sale securities in continuous unrealized loss position by length of time and investment category

	As of
	June 30, 2012		December 31, 2011
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss
	(In thousands)
Debt Securities:
Less than 12 months	$860,112	$(1,297)	$444,705	$(2,970)
12 months or more	93,550	(1,531)	33,039	(1,105)
Total	$953,662	$(2,828)	$477,744	$(4,075)

	As of December 31,
	2011			2010
	Investment Category			Investment Category
	Debt Securities	Equity Securities	Total	Debt Securities	Equity Securities	Total
	(In thousands)
Less than Six Months:
Fair value	$185,739	$—	$185,739	$71,279	$—	$71,279
Unrealized loss	(794)	—	(794)	(133)	—	(133)
Six to Nine Months:
Fair value	146,068	—	146,068	20,051	—	20,051
Unrealized loss	(1,451)	—	(1,451)	(79)	—	(79)
Nine Months or More:
Fair value	145,937	—	145,937	106,270	—	106,270
Unrealized loss	(1,830)	—	(1,830)	(928)	—	(928)
Total Fair Value	$477,744	$—	$477,744	$197,600	$—	$197,600

Schedule of investments measured at fair value on a recurring basis

	As of
	June 30, 2012				December 31, 2011
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash equivalents (including restricted)	$2,077,026	$38,894	$2,038,132	$—	$162,549	$18,610	$143,939	$—

Debt securities:
VRDNs	$46,435	$—	$46,435	$—	$100,075	$—	$100,075	$—
Other (including restricted)	1,441,288	—	1,441,288	—	622,695	—	622,695	—
Total	$1,487,723	$—	$1,487,723	$—	$722,770	$—	$722,770	$—

As of December 31,
	2011				2010
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
	(In thousands)
Cash Equivalents (including restricted)	$162,549	$18,610	$143,939	$—	$358,675	$58,353	$300,322	$—

Debt securities:
VRDNs	$100,075	$—	$100,075	$—	$1,021,697	$—	$1,021,697	$—
Other (including restricted)	622,695	—	622,695	—	630,852	10,738	620,114	—
Total marketable investment securities	$722,770	$—	$722,770	$—	$1,652,549	$10,738	$1,641,811	$—

Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory
Schedule of inventory

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Finished goods - DBS	$251,589	$294,722
Raw materials	166,247	183,675
Work-in-process - used	64,317	29,228
Work-in-process - new	535	2,307
Total inventory	$482,688	$509,932

	As of December 31,
	2011	2010
	(In thousands)
Finished goods - DBS	$294,722	$304,552
Raw materials	183,675	143,100
Work-in-process - used	29,228	36,186
Work-in-process - new	2,307	3,208
Total inventory	$509,932	$487,046

Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Property and Equipment
Schedule of depreciation and amortization expense

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Equipment leased to customers	$163,474	$189,030	$315,917	$372,017
Satellites	32,087	32,087	64,173	64,178
Buildings, furniture, fixtures, equipment and other	16,101	13,021	28,867	26,069
148 degree orbital location (1)	67,776	—	67,776	—
Total depreciation and amortization	$279,438	$234,138	$476,733	$462,264

(1)                See “FCC Authorizations” below.

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Equipment leased to customers	$725,904	$822,442	$799,169
Satellites	128,352	110,510	86,430
Buildings, furniture, fixtures, equipment and other	50,699	50,408	54,115
Total depreciation and amortization	$904,955	$983,360	$939,714

Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt
Summary of carrying and fair values of debt facilities

	As of
	June 30, 2012		December 31, 2011
	Carrying		Carrying
	Value	Fair Value	Value	Fair Value
	(In thousands)
7 % Senior Notes due 2013	$500,000	$527,500	$500,000	$535,000
6 5/8% Senior Notes due 2014	1,000,000	1,075,330	1,000,000	1,060,000
7 3/4% Senior Notes due 2015	750,000	834,375	750,000	817,500
7 1/8% Senior Notes due 2016	1,500,000	1,653,750	1,500,000	1,593,750
4 5/8% Senior Notes due 2017	900,000	884,250	—	—
7 7/8% Senior Notes due 2019	1,400,000	1,606,500	1,400,000	1,589,000
6 3/4% Senior Notes due 2021	2,000,000	2,151,800	2,000,000	2,140,000
5 7/8% Senior Notes due 2022 (1)	1,000,000	1,005,000	—	—
Mortgages and other notes payable	68,800	68,800	71,871	71,871
Subtotal	9,118,800	$9,807,305	7,221,871	$7,807,121
Capital lease obligations (2)	256,010	NA	270,893	NA
Total long-term debt and capital lease obligations (including current portion)	$9,374,810		$7,492,764

(1)          Excludes $1.0 billion in additional 5 7/8% Senior Notes due 2022 issued on July 26, 2012.

(2)          Disclosure regarding fair value of capital leases is not required.

As of December 31,
	2011		2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
6 3/8% Senior Notes due 2011 (1)	$—	$—	$1,000,000	$1,032,500
7 % Senior Notes due 2013	500,000	535,000	500,000	532,815
6 5/8% Senior Notes due 2014	1,000,000	1,060,000	1,000,000	1,032,500
7 3/4% Senior Notes due 2015	750,000	817,500	750,000	798,750
7 1/8% Senior Notes due 2016	1,500,000	1,593,750	1,500,000	1,548,600
7 7/8% Senior Notes due 2019	1,400,000	1,589,000	1,400,000	1,463,000
6 3/4% Senior Notes due 2021	2,000,000	2,140,000	—	—
Mortgages and other notes payable	71,871	71,871	77,965	77,965
Subtotal	7,221,871	$7,807,121	6,227,965	$6,486,130
Capital lease obligations (2)	270,893	NA	286,971	NA
Total long-term debt and capital lease obligations (including current portion)	$7,492,764		$6,514,936

(1)          During September 2011, we repurchased $85 million of our 6 3/8% Senior Notes due 2011 in open market transactions at amounts close to par plus accrued interest.  On October 3, 2011, we redeemed the remaining $915 million principal balance of our 6 3/8% Senior Notes due 2011.

(2)          Disclosure regarding fair value of capital leases is not required.

Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-Based Compensation
Schedule of stock awards outstanding

	As of June 30, 2012
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DISH DBS employees	15,312,107	1,092,581	700,430	44,020

As of December 31, 2011
	DISH Network Awards		EchoStar Awards
Stock Awards Outstanding	Stock Options	Restricted Stock Units	Stock Options	Restricted Stock Units
Held by DDBS employees	17,640,074	1,179,709	700,521	52,286

Schedule of stock option activity associated with entity's employees

	For the Six Months
	Ended June 30, 2012
	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period (1)	17,640,074	$20.38
Granted	499,500	$32.14
Exercised	(2,440,967)	$18.44
Forfeited and cancelled	(386,500)	$20.32
Total options outstanding, end of period	15,312,107	$18.91
Performance-based options outstanding, end of period (2)	6,531,800	$18.70
Exercisable at end of period	5,926,911	$17.97

(1)          The beginning of period weighted-average exercise price of $20.38 does not reflect the 2012 Stock Option Adjustment, which occurred subsequent to December 31, 2011.

(2)          These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

	2011		2010		2009
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total stock options outstanding, beginning of period (1)	18,447,004	$17.76	18,094,235	$20.86	18,267,950	$21.86
Granted	3,198,500	$28.52	2,450,500	$18.34	3,077,000	$15.69
Exercised	(1,640,462)	$12.36	(408,231)	$9.99	(233,795)	$10.95
Forfeited and cancelled (2)	(2,364,968)	$12.11	(1,689,500)	$21.69	(3,016,920)	$22.44
Total stock options outstanding, end of period	17,640,074	$20.38	18,447,004	$17.76	18,094,235	$20.86
Performance based stock options outstanding, end of period (3)	8,022,975	$18.89	9,907,250	$15.29	8,253,500	$16.27
Exercisable at end of period	6,387,798	$21.73	5,325,753	$22.70	5,722,735	$28.36

(1)   The beginning of period weighted-average exercise price for the year ended December 31, 2010 of $20.86 does not reflect the 2009 Stock Option Adjustment, which occurred subsequent to December 31, 2009.

(2)   Certain of these stock options include options that were granted to individuals who transferred to another DISH Network subsidiary not a part of DDBS.

(3)   These stock options are included in the caption “Total options outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Schedule of realized tax benefits from stock awards exercised

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Tax benefit from stock awards exercised	$9,787	$5,614	$11,530	$6,409

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Tax benefit from stock awards exercised	$9,786	$1,665	$1,116

Schedule of aggregate intrinsic value of stock options associated with entity's employees

	As of June 30, 2012
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$151,123	$63,994

	As of December 31, 2011
	Options Outstanding	Options Exercisable
	(In thousands)
Aggregate intrinsic value	$150,165	$45,708

Schedule of restricted stock unit activity associated with entity's employees

	For the Six Months
	Ended June 30, 2012
	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,179,709	$23.11
Granted	—	$—
Vested	(24,795)	$22.94
Forfeited and cancelled	(62,333)	$26.20
Total restricted stock units outstanding, end of period	1,092,581	$22.90
Restricted Performance Units outstanding, end of period (1)	1,092,581	$22.90

(1)          These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

	2011		2010		2009
	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period	1,271,984	$22.06	857,719	$25.04	987,625	$24.88
Granted	300,000	$30.67	600,000	$18.15	6,666	$11.11
Vested	(14,705)	$11.09	—	$—	(38,072)	$22.76
Forfeited and cancelled	(377,570)	$26.23	(185,735)	$23.07	(98,500)	$23.33
Total restricted stock units outstanding, end of period	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04
Restricted Performance Units outstanding, end of period (1)	1,179,709	$23.11	1,271,984	$22.06	857,719	$25.04

(1)          These Restricted Performance Units are included in the caption “Total restricted stock units outstanding, end of period.”  See discussion of the 2005 LTIP, 2008 LTIP and other employee performance awards below.

Schedule of non-cash, stock-based compensation expense recognized

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Non-Cash, Stock-Based Compensation Expense Recognized	2012	2011	2012	2011
	(In thousands)
2008 LTIP	$2,179	$1,495	$7,457	$14,299
Other employee performance awards	1,433	(87)	4,572	(12)
Total non-cash, stock-based compensation expense recognized for performance-based awards	$3,612	$1,408	$12,029	$14,287

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Expense estimated to be recognized during 2012	$4,412	$162
Estimated contingent expense subsequent to 2012	3,290	51,258
Total estimated remaining expense over the term of the plan	$7,702	$51,420

Schedule of awards outstanding pursuant to performance-based stock incentive plans

	As of June 30, 2012
	Number of Awards	Weighted- Average Exercise Price
Performance-Based Stock Options
2005 LTIP	1,881,500	$21.61
2008 LTIP	1,650,300	$10.92
Other employee performance awards	3,000,000	$21.16
Total	6,531,800	$18.70

Restricted Performance Units
2005 LTIP	216,831
2008 LTIP	10,750
Other employee performance awards	865,000
Total	1,092,581

	As of December 31, 2011
	Number of Awards	Weighted- Average Exercise Price
Performance Based Stock Options
2005 LTIP	1,944,500	$23.30
2008 LTIP	3,078,475	$11.95
Other employee performance awards	3,000,000	$23.16
Total	8,022,975	$18.89

Restricted Performance Units and Other
2005 LTIP	258,164
2008 LTIP	21,545
Other employee performance awards	900,000
Total	1,179,709

Schedule of allocated non-cash, stock-based compensation expense for all employees

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Subscriber-related	$357	$340	$1,194	$1,317
General and administrative	6,400	3,378	27,650	17,543
Total non-cash, stock-based compensation	$6,757	$3,718	$28,844	$18,860

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Subscriber-related	$1,914	$1,160	$1,069
General and administrative	29,249	14,227	11,158
Total non-cash, stock based compensation	$31,163	$15,387	$12,227

Schedule of assumptions of Black-Scholes option valuation model

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Stock Options	2012	2011	2012	2011
Risk-free interest rate	0.41% - 0.87%	1.76% - 3.18%	0.41% - 1.29%	1.76% - 3.18%
Volatility factor	33.15% - 38.87%	31.74% - 41.00%	33.15% - 39.34%	31.74% - 41.00%
Expected term of options in years	3.1 - 5.8	4.7 - 10.0	3.1 - 5.9	4.7 - 10.0
Weighted-average fair value of options granted	$6.72 - $10.72	$11.33 - $14.77	$6.72 - $12.69	$9.16 - $14.77

For the Years Ended December 31,
Stock Options	2011	2010	2009
Risk-free interest rate	0.36% - 3.18%	1.50% - 2.89%	1.70% - 3.19%
Volatility factor	31.74% - 45.56%	33.33% - 38.63%	29.72% - 45.97%
Expected term of options in years	3.6 - 10.0	5.2 - 7.5	3.0 - 7.3
Weighted-average fair value of options granted	$8.73 - $14.77	$6.83 - $8.14	$3.86 - $8.29

2005 LTIP
Stock-Based Compensation
Schedule of unrecognized non-cash, stock-based compensation expense

	2005 LTIP
		Vested
	Total	Portion (1)
	(In thousands)
DISH Network awards held by DISH DBS employees	$31,296	$25,107
EchoStar awards held by DISH DBS employees	5,644	4,627
Total	$36,940	$29,734

(1)          Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

	2005 LTIP
	Total	Vested Portion (1)
	(In thousands)
DISH Network awards held by DDBS employees	$31,300	$22,768
EchoStar awards held by DDBS employees	6,913	5,078
Total	$38,213	$27,846

(1)          Represents the amount of this award that has met the foregoing vesting schedule and would therefore vest upon achievement of the performance condition.

2008 LTIP and Other
Stock-Based Compensation
Schedule of unrecognized non-cash, stock-based compensation expense

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2008 LTIP	Other Employee Performance Awards
	(In thousands)
Remaining expense estimated to be recognized during 2012	$1,823	$2,128
Estimated contingent expense subsequent to 2012	1,915	46,559
Total estimated remaining expense over the term of the plan	$3,738	$48,687

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized	2011	2010	2009
	(In thousands)
2008 LTIP	$18,944	$2,984	$3,560
Other employee performance awards	144	271	234
Total non-cash, stock-based compensation expense recognized for performance based awards	$19,088	$3,255	$3,794

Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Related Party Transactions
Schedule of dollar value of set-top boxes and other equipment purchased from EchoStar and purchases included in "Cost of sales- subscriber promotion subsidies-EchoStar"

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
Purchases from EchoStar	2012	2011	2012	2011
	(In thousands)
Set-top boxes and other equipment	$254,350	$270,629	$491,715	$542,755

Set-top boxes and other equipment included in “Cost of sales — subscriber promotion subsidies — EchoStar”	$51,580	$62,868	$133,854	$117,294

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Set-top boxes and other equipment purchased from EchoStar	$1,158,293	$1,470,173	$1,174,763

Set-top boxes and other equipment purchased from EchoStar included in “Cost of sales – subscriber promotion subsidies – EchoStar”	$249,440	$175,777	$188,793

Schedule of transactions with NagraStar

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2012	2011	2012	2011
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$17,355	$19,716	$34,839	$40,445

	As of
	June 30,	December 31,
	2012	2011
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$6,374	$5,853

	For the Years Ended December 31,
	2011	2010	2009
	(In thousands)
Purchases (including fees):
Purchases from NagraStar	$77,705	$79,547	$81,904

	As of December 31,
	2011	2010
	(In thousands)
Amounts Payable and Commitments:
Amounts payable to NagraStar	$5,853	$13,272

Organization and Business Activities (Details)	Jun. 30, 2012 item	Dec. 31, 2011 item
Organization and Business Activities
Number of subscribers	14,061,000	13,967,000

Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012 D	Dec. 31, 2011 D	Dec. 31, 2010
Marketable investment securities
Current marketable investment securities	$ 1,419,066	$ 668,263	$ 1,592,911
Restricted marketable investment securities	68,657	54,507	59,638
Total	1,487,723	722,770	1,652,549
Restricted cash and cash equivalents	52,249	65,137	72,757
Total marketable investment securities and restricted cash and cash equivalents	1,539,972	787,907	1,725,306
Current marketable investment securities - VRDNs
Marketable investment securities
Current marketable investment securities	46,435	100,075	1,021,697
Settlement period (in days)	5	5
Current marketable investment securities - other
Marketable investment securities
Current marketable investment securities	$ 1,372,631	$ 568,188	$ 571,214

Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details 2) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains (losses), net of related tax effect	$ 1,000,000	$ (1,000,000)	$ 4,000,000
Components of available-for-sale investments
Debt security	1,419,066,000	668,263,000	1,592,911,000
Total	1,487,723,000	722,770,000	1,652,549,000
Unrealized Gains (Losses), Net
Unrealized Gains	4,234,000	2,625,000	4,905,000
Unrealized (Losses)	(2,828,000)	(4,075,000)	(1,140,000)
Unrealized Gains (Losses), Net	1,406,000	(1,450,000)	3,765,000
Contractual maturities of restricted and non-restricted marketable investment securities
Debt security with contractual maturities of one year or less	1,122,000,000	675,000,000
Debt securities with contractual maturities greater than one year	366,000,000	48,000,000
VRDNs
Components of available-for-sale investments
Debt security	46,435,000	100,075,000	1,021,697,000
Other (including restricted)
Components of available-for-sale investments
Debt security	1,441,288,000	622,695,000	630,852,000
Unrealized Gains (Losses), Net
Unrealized Gains	4,234,000	2,625,000	4,905,000
Unrealized (Losses)	(2,828,000)	(4,075,000)	(1,140,000)
Unrealized Gains (Losses), Net	$ 1,406,000	$ (1,450,000)	$ 3,765,000

Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value
Total Fair Value, Fair value	$ 953,662	$ 477,744	$ 197,600
Unrealized loss
Total Unrealized Losses, Unrealized Losses	(2,828)	(4,075)	(1,140)
Debt Securities
Fair value
Less than 12 months, Fair value	860,112	444,705
12 months or more, Fair value	93,550	33,039
Total Fair Value, Fair value		477,744	197,600
Unrealized loss
Less than 12 months, Unrealized loss	(1,297)	(2,970)
12 months or more, Unrealized loss	(1,531)	(1,105)
Equity Securities
Fair value
Total Fair Value, Fair value		$ 0

Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details 4) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair value of marketable securities
Debt security	$ 1,419,066	$ 668,263	$ 1,592,911
Total	1,487,723	722,770	1,652,549
VRDNs
Fair value of marketable securities
Debt security	46,435	100,075	1,021,697
Other (including restricted)
Fair value of marketable securities
Debt security	1,441,288	622,695	630,852
Recurring basis | Total
Fair value of marketable securities
Cash equivalents (including restricted)	2,077,026	162,549	358,675
Total	1,487,723	722,770	1,652,549
Recurring basis | Total | VRDNs
Fair value of marketable securities
Debt security	46,435	100,075	1,021,697
Recurring basis | Total | Other (including restricted)
Fair value of marketable securities
Debt security	1,441,288	622,695	630,852
Recurring basis | Level 1
Fair value of marketable securities
Cash equivalents (including restricted)	38,894	18,610	58,353
Debt security		0
Debt security		0
Total		0	10,738
Recurring basis | Level 1 | Other (including restricted)
Fair value of marketable securities
Debt security			10,738
Recurring basis | Level 2
Fair value of marketable securities
Cash equivalents (including restricted)	2,038,132	143,939	300,322
Total	1,487,723	722,770	1,641,811
Recurring basis | Level 2 | VRDNs
Fair value of marketable securities
Debt security	46,435	100,075	1,021,697
Recurring basis | Level 2 | Other (including restricted)
Fair value of marketable securities
Debt security	1,441,288	622,695	620,114
Recurring basis | Level 3
Fair value of marketable securities
Cash equivalents (including restricted)		0
Debt security		0
Debt security		0
Total		$ 0

Inventory (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory
Finished goods - DBS	$ 251,589	$ 294,722	$ 304,552
Raw materials	166,247	183,675	143,100
Work-in-process - used	64,317	29,228	36,186
Work-in-process - new	535	2,307	3,208
Total inventory	$ 482,688	$ 509,932	$ 487,046

Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Depreciation and amortization expense
Depreciation and amortization	$ 279,438	$ 234,138	$ 476,733	$ 462,264	$ 904,955	$ 983,360	$ 939,714
Equipment leased to customers
Depreciation and amortization expense
Depreciation and amortization	163,474	189,030	315,917	372,017	725,904	822,442	799,169
DBS satellites
Depreciation and amortization expense
Depreciation and amortization	32,087	32,087	64,173	64,178
Number of satellites in geostationary orbit utilized by reporting entity.			13
Owned Satellites	6		6
Number of satellites utilized under operating lease			5
Number of satellites utilized under capital lease			2
Buildings, furniture, fixtures, equipment and other
Depreciation and amortization expense
Depreciation and amortization	16,101	13,021	28,867	26,069	50,699	50,408	54,115
148 degree orbital location
Depreciation and amortization expense
Depreciation and amortization	$ 67,776		$ 67,776

Property and Equipment (Details 2) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
EchoStar I
Property and Equipment
Original Useful Life (in years)	P12Y	P12Y
EchoStar XI
Property and Equipment
Original Useful Life (in years)	P12Y	P12Y
EchoStar XIV
Property and Equipment
Original Useful Life (in years)	P15Y	P15Y
EchoStar VI
Property and Equipment
Original Useful Life (in years)		P12Y
Loss of Travelling wave tube amplifiers ("TWTAs")	2
Increase in loss of TWTAs	5
148 degree orbital location
Property and Equipment
Write down in value license agreement if FCC decides to revoke license	68	68

Long-Term Debt (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 7 % Senior Notes due 2013	Dec. 31, 2011 7 % Senior Notes due 2013	Dec. 31, 2010 7 % Senior Notes due 2013	Jun. 30, 2012 6 5/8% Senior Notes due 2014	Dec. 31, 2011 6 5/8% Senior Notes due 2014	Dec. 31, 2010 6 5/8% Senior Notes due 2014	Jun. 30, 2012 7 3/4% Senior Notes due 2015	Dec. 31, 2011 7 3/4% Senior Notes due 2015	Dec. 31, 2010 7 3/4% Senior Notes due 2015	Jun. 30, 2012 7 1/8% Senior Notes due 2016	Dec. 31, 2011 7 1/8% Senior Notes due 2016	Dec. 31, 2010 7 1/8% Senior Notes due 2016	May 31, 2012 4 5/8% senior notes due 2017	Jun. 30, 2012 4 5/8% senior notes due 2017	May 16, 2012 4 5/8% senior notes due 2017	Dec. 31, 2011 7 7/8% Senior Notes due 2019	Jun. 30, 2012 7 7/8% Senior Notes due 2019	Dec. 31, 2010 7 7/8% Senior Notes due 2019	Oct. 05, 2009 7 7/8% Senior Notes due 2019	Aug. 17, 2009 7 7/8% Senior Notes due 2019	Dec. 31, 2011 6 3/4% Senior Notes due 2021	Jun. 30, 2012 6 3/4% Senior Notes due 2021	May 05, 2011 6 3/4% Senior Notes due 2021	Jul. 31, 2012 5 7/8% Senior Notes due 2022	May 31, 2012 5 7/8% Senior Notes due 2022	Jul. 26, 2012 5 7/8% Senior Notes due 2022	Jun. 30, 2012 5 7/8% Senior Notes due 2022	May 16, 2012 5 7/8% Senior Notes due 2022	Jun. 30, 2012 Mortgages and other notes payable	Dec. 31, 2011 Mortgages and other notes payable	Dec. 31, 2010 Mortgages and other notes payable
Debt Instrument
Aggregate principal amount																		$ 900,000,000				$ 400,000,000	$ 1,000,000,000			$ 2,000,000,000					$ 1,000,000,000
Term of debt instrument																5 years			10 years					10 years			10 years	10 years
Debt instrument issuance as a percentage of face amount																		100.00%				101.75%	97.47%			99.09%			100.75%		100.00%
Percentage of principal amount at which the entity may redeem some or all of the notes at any time					100.00%			100.00%			100.00%			100.00%			100.00%		100.00%					100.00%						100.00%
Maximum percentage of the aggregate principal amount of notes with net proceeds of certain equity offerings or capital contributions																	35.00%													35.00%
Percentage of principal amount at which notes may be required to be repurchased in event of change of control					101.00%			101.00%			101.00%			101.00%			101.00%		101.00%					101.00%						101.00%
Additional borrowings																											1,000,000,000
Carrying Value	9,118,800,000	7,221,871,000	6,227,965,000	500,000,000	500,000,000	500,000,000	1,000,000,000	1,000,000,000	1,000,000,000	750,000,000	750,000,000	750,000,000	1,500,000,000	1,500,000,000	1,500,000,000		900,000,000		1,400,000,000	1,400,000,000	1,400,000,000			2,000,000,000	2,000,000,000					1,000,000,000		68,800,000	71,871,000	77,965,000
Fair Value	9,807,305,000	7,807,121,000	6,486,130,000	527,500,000	535,000,000	532,815,000	1,075,330,000	1,060,000,000	1,032,500,000	834,375,000	817,500,000	798,750,000	1,653,750,000	1,593,750,000	1,548,600,000		884,250,000		1,589,000,000	1,606,500,000	1,463,000,000			2,140,000,000	2,151,800,000					1,005,000,000		68,800,000	71,871,000	77,965,000
Capital lease obligations	256,010,000	270,893,000	286,971,000
Long-term debt and capital lease obligations (including current portion)	$ 9,374,810,000	$ 7,492,764,000	$ 6,514,936,000
Interest rate (as a percent)		6.38%		7.00%	7.00%		6.63%	6.63%		7.75%	7.75%		7.13%	7.13%			4.63%		7.88%	7.88%				6.75%	6.75%					5.88%

Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended					6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended												1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Dish awards	Dec. 31, 2011 Dish awards	Dec. 31, 2011 Dish awards Class A common stock	Dec. 31, 2009 Dish awards Class A common stock	Jun. 30, 2012 Dish awards Class A common stock	Dec. 31, 2011 Dish awards Class B common stock	Dec. 31, 2009 Dish awards Class B common stock	Jun. 30, 2012 Long-Term Performance Based Plans	Jun. 30, 2011 Long-Term Performance Based Plans	Jun. 30, 2012 Long-Term Performance Based Plans	Jun. 30, 2011 Long-Term Performance Based Plans	Dec. 31, 2011 Long-Term Performance Based Plans	Dec. 31, 2010 Long-Term Performance Based Plans	Dec. 31, 2009 Long-Term Performance Based Plans	Jun. 30, 2012 2005 LTIP	Dec. 31, 2011 2005 LTIP	Dec. 31, 2005 2005 LTIP	Jun. 30, 2012 2005 LTIP Dish awards	Dec. 31, 2011 2005 LTIP Dish awards	Jun. 30, 2012 2005 LTIP Echostar awards	Dec. 31, 2011 2005 LTIP Echostar awards	Jun. 30, 2012 The 2008 LTIP	Jun. 30, 2011 The 2008 LTIP	Jun. 30, 2012 The 2008 LTIP	Jun. 30, 2011 The 2008 LTIP	Dec. 31, 2011 The 2008 LTIP	Dec. 31, 2010 The 2008 LTIP	Dec. 31, 2009 The 2008 LTIP	Jun. 30, 2012 The 2008 LTIP Dish awards	Dec. 31, 2011 The 2008 LTIP Dish awards	Jun. 30, 2012 Other Employee Performance Awards	Jun. 30, 2011 Other Employee Performance Awards	Jun. 30, 2012 Other Employee Performance Awards	Jun. 30, 2011 Other Employee Performance Awards	Dec. 31, 2011 Other Employee Performance Awards	Dec. 31, 2010 Other Employee Performance Awards	Dec. 31, 2009 Other Employee Performance Awards	Jun. 30, 2012 Other Employee Performance Awards Dish awards	Dec. 31, 2011 Other Employee Performance Awards Dish awards	Jun. 30, 2012 2012 Stock Option Adjustment	Dec. 31, 2010 2012 Stock Option Adjustment	Jun. 30, 2012 Stock Options Y	Jun. 30, 2011 Stock Options Y	Jun. 30, 2012 Stock Options Y	Jun. 30, 2011 Stock Options Y	Dec. 31, 2011 Stock Options Y	Dec. 31, 2010 Stock Options Y	Dec. 31, 2009 Stock Options Y	Jun. 30, 2012 Stock Options Maximum	Jun. 30, 2011 Stock Options Maximum	Jun. 30, 2012 Stock Options Maximum	Jun. 30, 2011 Stock Options Maximum	Dec. 31, 2011 Stock Options Maximum	Dec. 31, 2010 Stock Options Maximum	Dec. 31, 2009 Stock Options Maximum	Jun. 30, 2012 Stock Options Minimum	Jun. 30, 2011 Stock Options Minimum	Jun. 30, 2012 Stock Options Minimum	Jun. 30, 2011 Stock Options Minimum	Dec. 31, 2011 Stock Options Minimum	Dec. 31, 2010 Stock Options Minimum	Dec. 31, 2009 Stock Options Minimum	Jun. 30, 2012 Stock Options Dish awards	Dec. 31, 2011 Stock Options Dish awards	Dec. 31, 2010 Stock Options Dish awards	Dec. 31, 2009 Stock Options Dish awards	Jan. 02, 2008 Stock Options Dish awards item	Jun. 30, 2012 Stock Options Dish awards Maximum	Dec. 31, 2011 Stock Options Dish awards Maximum	Jan. 31, 2008 Stock Options Echostar awards	Jun. 30, 2012 Stock Options Echostar awards	Jan. 02, 2008 Stock Options Echostar awards item	Jun. 30, 2012 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2011 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2010 Stock Options Long-Term Performance Based Plans Dish awards	Dec. 31, 2009 Stock Options Long-Term Performance Based Plans Dish awards	Jun. 30, 2012 Stock Options 2005 LTIP Dish awards	Dec. 31, 2011 Stock Options 2005 LTIP Dish awards	Jun. 30, 2012 Stock Options The 2008 LTIP Dish awards	Dec. 31, 2011 Stock Options The 2008 LTIP Dish awards	Jun. 30, 2012 Stock Options Other Employee Performance Awards Dish awards	Dec. 31, 2011 Stock Options Other Employee Performance Awards Dish awards	Jan. 31, 2012 Stock Options 2012 Stock Option Adjustment Dish awards employee	Feb. 28, 2010 Stock Options 2012 Stock Option Adjustment Dish awards item	Jun. 30, 2012 Restricted Stock Units Dish awards	Dec. 31, 2011 Restricted Stock Units Dish awards	Dec. 31, 2010 Restricted Stock Units Dish awards	Dec. 31, 2009 Restricted Stock Units Dish awards	Jun. 30, 2012 Restricted Stock Units Echostar awards	Dec. 31, 2011 Restricted Stock Units Echostar awards	Jan. 02, 2008 Restricted Stock Units Echostar awards	Jun. 30, 2012 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2011 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2010 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Dec. 31, 2009 Restricted Stock Units Long-Term Performance Based Plans Dish awards	Jun. 30, 2012 Restricted Stock Units 2005 LTIP Dish awards	Dec. 31, 2011 Restricted Stock Units 2005 LTIP Dish awards	Jun. 30, 2012 Restricted Stock Units The 2008 LTIP Dish awards	Dec. 31, 2011 Restricted Stock Units The 2008 LTIP Dish awards	Jun. 30, 2012 Restricted Stock Units Other Employee Performance Awards Dish awards	Dec. 31, 2011 Restricted Stock Units Other Employee Performance Awards Dish awards
Stock-Based Compensation
Expiration term (in years)																																																																											P10Y	P10Y
Percentage of stock awards vesting per year (as a percent)								20% per year	20% per year
Common stock available for future grant under stock incentive plans (in shares)										73,000,000		72,700,000
Cash dividend (in dollars per share)										$ 2	$ 2		$ 2	$ 2
Number of stock options subject to an exercise price change in connection with the Stock Option Adjustment (in shares)																																																																																										17,300,000	16,900,000
Number of employees affected by stock option adjustment																																																																																										400	400
Reduction in exercise price due to dividend declaration (in dollars per share)																																																																																										$ 2	$ 2
Stock option converted into new stock options (in shares)																																																																						2				2
Multiplication factor for conversion of original stock option to new stock option																																																																										0.831219					0.843907
Portion of the number of shares that were exercisable under the original option needed to receive a new stock option (as a percent)																																																																													one-fifth	one-fifth
One Echostar restricted stock unit converted into new Dish Network restricted stock units (in shares)																																																																																																		5
Stock option activity
Total options outstanding, beginning of period (in shares)																																																																						17,640,074	18,447,004	18,094,235	18,267,950					700,521		6,531,800	8,022,975	9,907,250	8,253,500	1,881,500	1,944,500	1,650,300	3,078,475	3,000,000	3,000,000
Granted (in shares)																																																																						499,500	3,198,500	2,450,500	3,077,000
Exercised (in shares)																																																																						(2,440,967)	(1,640,462)	(408,231)	(233,795)
Forfeited and cancelled (in shares)																																																																						(386,500)	(2,364,968)	(1,689,500)	(3,016,920)
Total options outstanding, end of period (in shares)																																																																						15,312,107	17,640,074	18,447,004	18,094,235					700,430		6,531,800	8,022,975	9,907,250	8,253,500	1,881,500	1,944,500	1,650,300	3,078,475	3,000,000	3,000,000
Exercisable at end of period (in shares)																																																																						5,926,911	6,387,798	5,325,753	5,722,735
Weighted-Average Exercise Price
Total options outstanding, beginning of period (in dollars per share)																																																																						$ 20.38	$ 17.76	$ 20.86	$ 21.86							$ 18.7	$ 18.89	$ 15.29	$ 16.27	$ 21.61	$ 23.3	$ 10.92	$ 11.95	$ 21.16	$ 23.16
Granted (in dollars per share)																																																																						$ 32.14	$ 28.52	$ 18.34	$ 15.69
Exercised (in dollars per share)																																																																						$ 18.44	$ 12.36	$ 9.99	$ 10.95
Forfeited and cancelled (in dollars per share)																																																																						$ 20.32	$ 12.11	$ 21.69	$ 22.44
Total options outstanding, end of period (in dollars per share)																																																																						$ 18.91	$ 20.38	$ 17.76	$ 20.86							$ 18.7	$ 18.89	$ 15.29	$ 16.27	$ 21.61	$ 23.3	$ 10.92	$ 11.95	$ 21.16	$ 23.16
Exercisable at end of period (in shares)																																																																						$ 17.97	$ 21.73	$ 22.7	$ 28.36
Aggregate intrinsic value
Options outstanding																																																																						$ 151,123	$ 150,165
Options exercisable																																																																						63,994	45,708
Restricted stock units
Total restricted stock units outstanding, beginning of period (in shares)																																																																																												1,179,709	1,271,984	857,719	987,625	44,020	52,286		1,092,581	1,179,709	1,271,984	857,719	216,831	258,164	10,750	21,545	865,000	900,000
Vested (in shares)																																																																																												(24,795)	(14,705)		(38,072)
Forfeited and cancelled (in shares)																																																																																												(62,333)	(377,570)	(185,735)	(98,500)
Total restricted stock units outstanding, end of period (in shares)																																																																																												1,092,581	1,179,709	1,271,984	857,719	44,020	52,286		1,092,581	1,179,709	1,271,984	857,719	216,831	258,164	10,750	21,545	865,000	900,000
Weighted- Average Grant Date Fair Value
Total restricted stock units outstanding, beginning of period (in dollars per share)																																																																																												$ 23.11	$ 22.06	$ 25.04	$ 24.88				$ 22.9	$ 23.11	$ 22.06	$ 25.04
Vested (in dollars per share)																																																																																												$ 22.94	$ 11.09		$ 22.76
Forfeited and cancelled (in dollars per share)																																																																																												$ 26.2	$ 26.23	$ 23.07	$ 23.33
Total restricted stock units outstanding, end of period (in dollars per share)																																																																																												$ 22.9	$ 23.11	$ 22.06	$ 25.04				$ 22.9	$ 23.11	$ 22.06	$ 25.04
2005 LTIP Terms
Vesting period																								7 years
Percentage awards vesting per annum during first four years																								10.00%
Percentage awards vesting per annum after first four years																								20.00%
Unrecognized non-cash stock-based compensation expense
Total																						36,940	38,213		31,296	31,300	5,644	6,913
Vested Portion																						29,734	27,846		25,107	22,768	4,627	5,078
Share-based compensation additional disclosures
Tax benefit from stock awards exercised																																																	9,787	5,614	11,530	6,409	9,786	1,665	1,116
Portion vested (as a percent)																													70.00%		70.00%		45.00%
Remaining portion to meet vesting condition (as a percent)																													30.00%		30.00%		55.00%
Recognized non-cash stock-based compensation expense
Non-cash stock-based compensation expense recognized	6,757	3,718	28,844	18,860	31,163	15,387	12,227								3,612	1,408	12,029	14,287	19,088	3,255	3,794								2,179	1,495	7,457	14,299	18,944	2,984	3,560			1,433	(87)	4,572	(12)	144	271	234			13,000	3,000
Estimated Remaining Non-Cash, Stock-Based Compensation Expense
Remaining expense estimated to be recognized during 2012																																				1,823									2,128
Estimated contingent expense subsequent to 2012																																				1,915									46,559
Total estimated expense remaining over the term of plan																																				$ 3,738	$ 7,702								$ 48,687	$ 51,420
Black-Scholes option valuation model, assumptions
Risk free interest rate, low end of range (as a percent)																																																	0.41%	1.76%	0.41%	1.76%	0.36%	1.50%	1.70%
Risk free interest rate, high end of range (as a percent)																																																	0.87%	3.18%	1.29%	3.18%	3.18%	2.89%	3.19%
Volatility factor, low end of range (as a percent)																																																	33.15%	31.74%	33.15%	31.74%	31.74%	33.33%	29.72%
Volatility factor, high end of range (as a percent)																																																	38.87%	41.00%	39.34%	41.00%	45.56%	38.63%	45.97%
Expected term of options, low end of range (in years)																																																	3.1	4.7	3.1	4.7	3.6	5.2	3
Expected term of options, high end of range (in years)																																																	5.8	10	5.9	10	10	7.5	7.3
Weighted-average fair value of options granted (in dollars per share)																																																								$ 10.72	$ 14.77	$ 12.69	$ 14.77	$ 14.77	$ 8.14	$ 8.29	$ 6.72	$ 11.33	$ 6.72	$ 9.16	$ 8.73	$ 6.83	$ 3.86
Dividend yield percentage																																																			0.00%		0.00%	0.00%	0.00%

Stock-Based Compensation (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock-Based Compensation
Non-cash, stock-based compensation	$ 6,757,000	$ 3,718,000	$ 28,844,000	$ 18,860,000	$ 31,163,000	$ 15,387,000	$ 12,227,000
Non-Performance Based Stock Awards
Stock-Based Compensation
Unrecognized compensation expense	25,000,000		25,000,000		24,000,000
Future forfeiture rate (as a percent)	3.80%		3.80%		3.70%
Weighted-average period (in years)	2				2
2012 Stock Option Adjustment
Stock-Based Compensation
Non-cash, stock-based compensation			13,000,000			3,000,000
Subscriber-related
Stock-Based Compensation
Non-cash, stock-based compensation	357,000	340,000	1,194,000	1,317,000	1,914,000	1,160,000	1,069,000
General and administrative
Stock-Based Compensation
Non-cash, stock-based compensation	$ 6,400,000	$ 3,378,000	$ 27,650,000	$ 17,543,000	$ 29,249,000	$ 14,227,000	$ 11,158,000

Commitments and Contingencies (Details) (Dish Network, USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	6 Months Ended
	Dec. 31, 2008	Jun. 30, 2012	Jun. 30, 2012 TerreStar Networks, Inc. ("TerreStar")	Jun. 30, 2011 TerreStar Networks, Inc. ("TerreStar")	Mar. 31, 2012 DBSD North America	Jun. 30, 2011 DBSD North America	Jun. 30, 2012 DBSD North America	Dec. 31, 2011 Sprint Settlement Agreement
Spectrum Investments
Payment to acquire certain 700 MHz wireless licenses	$ 712
Commitment by related party to acquire equity ownership (as a percent)					100.00%	100.00%
Purchase price of assets		$ 2,860	$ 1,382	$ 1,375		$ 1,400	$ 1,364	$ 114

Commitments and Contingencies (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended			1 Months Ended		6 Months Ended	12 Months Ended					1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 29, 2012 Katz Communications-Patent infringement petition	Jun. 30, 2012 Katz Communications-Patent infringement petition patent	Dec. 31, 2011 Katz Communications-Patent infringement patent	Dec. 31, 2007 Katz Communications-Patent infringement patent	Jun. 30, 2012 Satellite lease guarantees	Dec. 31, 2011 Satellite lease guarantees	Jun. 30, 2012 Satellite transponder guarantees	Dec. 31, 2011 Satellite transponder guarantees	Feb. 29, 2012 ESPN-Affiliation agreements	Apr. 30, 2009 ESPN-Affiliation agreements	Jun. 30, 2012 ESPN-Affiliation agreements	Dec. 31, 2011 ESPN-Affiliation agreements	Dec. 31, 2008 ESPN-Affiliation agreements	Jun. 21, 2011 ESPN-Affiliation agreements	Dec. 31, 2010 ESPN-Affiliation agreements	Mar. 15, 2010 ESPN-Affiliation agreements	May 31, 2012 Technology Development Licensing-Patent infringement	Jul. 31, 2009 Technology Development Licensing-Patent infringement petition	Jun. 30, 2012 Voom HD Holdings-Affiliation agreements	Dec. 31, 2011 Voom HD Holdings-Affiliation agreements	Apr. 30, 2010 Voom HD Holdings-Affiliation agreements motion
Loss contingencies
Guarantee for payments												$ 148,000,000	$ 185,000,000	$ 470,000,000	$ 502,000,000
Guarantee term (in years)												three year	three year
Claim amount																				35,000,000						2,500,000,000	2,500,000,000
Additional claim amount																	30,000,000
Court ruling																					66,000,000		66,000,000
Litigation accrual																		71,000,000	66,000,000			42,000,000
Litigation expense		23,727,000		(316,949,000)	(316,949,000)	225,456,000	361,024,000												24,000,000
Attorneys' fees																5,000,000
General and administrative expenses	$ 155,841,000	$ 137,816,000	$ 316,577,000	$ 285,676,000	$ 570,699,000	$ 573,495,000	$ 554,754,000											$ 5,000,000
Number of days to store HD primetime programs recordings																								8 days
Loss Contingency Terms
Number of patents the suit alleges infringement of									4	4	19
Number of reexamination petitions pending before patent and trademark office								1	1																2
Number of motions seeking discovery sanctions																												2

Related Party Transactions (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended					3 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended			1 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		1 Months Ended			6 Months Ended	1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		1 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 30, 2011 Dish Network	Aug. 31, 2011 Dish Network	Apr. 30, 2011 Dish Network	Dec. 31, 2009 Dish Network	Nov. 30, 2009 Dish Network	Jun. 30, 2012 Dish Network	Jun. 30, 2012 Dish Network	Nov. 30, 2011 Dish Network Sprint Settlement Agreement	Jun. 30, 2012 EchoStar Remanufactured Receiver Agreement D	Dec. 31, 2011 EchoStar Remanufactured Receiver Agreement D	May 31, 2010 EchoStar Certain Sports Related Programming Broadcast Agreement Y	Jun. 30, 2012 EchoStar EchoStar XVI Y	Dec. 31, 2011 EchoStar EchoStar XVI Y	Dec. 31, 2009 EchoStar DISH Nimiq 5 Agreement Y transponder	Dec. 31, 2008 EchoStar QuetzSat-1 Lease Agreement Y transponder	Jan. 31, 2012 EchoStar TT&C Agreement D	Jun. 30, 2012 EchoStar TT&C Agreement D	Jan. 31, 2012 EchoStar Receiver Agreement Y D	Jun. 30, 2012 EchoStar Receiver Agreement	Jun. 30, 2011 EchoStar Receiver Agreement	Jun. 30, 2012 EchoStar Receiver Agreement D	Jun. 30, 2011 EchoStar Receiver Agreement	Dec. 31, 2011 EchoStar Receiver Agreement	Dec. 31, 2010 EchoStar Receiver Agreement	Dec. 31, 2009 EchoStar Receiver Agreement	Jun. 30, 2012 EchoStar Inverness Lease Agreement M	Dec. 31, 2011 EchoStar Inverness Lease Agreement M	Jun. 30, 2012 EchoStar Santa Fe Lease Agreement Y	Dec. 31, 2011 EchoStar Santa Fe Lease Agreement Y	Jun. 30, 2012 EchoStar Gilbert Lease Agreement D	Dec. 31, 2011 EchoStar Gilbert Lease Agreement D	Nov. 30, 2011 EchoStar DISH Online.com Services Agreement Y	Jan. 31, 2010 EchoStar DISH Online.com Services Agreement option	Jan. 31, 2010 EchoStar DISH Online.com Services Agreement Y	Feb. 28, 2010 EchoStar DISH Remote Access Services Agreement Y	Jun. 30, 2012 EchoStar DISH Remote Access Services Agreement Y	Dec. 31, 2011 EchoStar DISH Remote Access Services Agreement Y	Feb. 28, 2010 EchoStar Sling Service Services Agreement Y	Jun. 30, 2012 EchoStar Sling Service Services Agreement Y	Dec. 31, 2011 EchoStar Sling Service Services Agreement Y	Jun. 30, 2012 EchoStar RUS Agreement D	Sep. 30, 2010 EchoStar RUS Agreement	Jul. 30, 2010 EchoStar Weather Related Programming Agreement	Oct. 31, 2010 EchoStar Acquisition of South.com, L.L.C	Jan. 31, 2012 EchoStar Minimum Broadcast Agreement D	Jun. 30, 2012 EchoStar Minimum Broadcast Agreement D	Jan. 31, 2012 EchoStar Minimum Receiver Agreement D	Jun. 30, 2012 EchoStar Minimum Product Support Agreement D	Dec. 31, 2011 EchoStar Minimum Product Support Agreement D	Jun. 30, 2012 EchoStar Minimum DISH Online.com Services Agreement D	Dec. 31, 2011 EchoStar Minimum DISH Online.com Services Agreement D	Jun. 30, 2012 EchoStar Minimum DISH Remote Access Services Agreement D	Dec. 31, 2011 EchoStar Minimum DISH Remote Access Services Agreement D	Jun. 30, 2012 EchoStar Minimum Sling Service Services Agreement D	Dec. 31, 2011 EchoStar Minimum Sling Service Services Agreement D	Apr. 30, 2011 EchoStar Dish Network TiVo v. Dish Network and EchoStar Corporation item	Apr. 29, 2011 EchoStar Dish Network TiVo v. Dish Network and EchoStar Corporation	Jan. 31, 2012 EchoStar Dish Network Professional Services Agreement Y D	Jun. 30, 2012 EchoStar Dish Network Professional Services Agreement D Y	Jan. 31, 2012 EchoStar Dish Network Management Services Agreement D Y	Mar. 31, 2012 EchoStar Dish Network Management Services Agreement Y	Jun. 30, 2012 EchoStar Dish Network Management Services Agreement Y D	Dec. 31, 2008 EchoStar Dish Network Real Estate Lease Agreement Y	Dec. 31, 2011 EchoStar Dish Network Move Networks Services Agreement Y	Jun. 30, 2012 EchoStar Dish Network Move Networks Services Agreement Y	Dec. 31, 2011 EchoStar Dish Network Move Networks Services Agreement Y	Jun. 30, 2012 EchoStar Dish Network Minimum Move Networks Services Agreement D	Dec. 31, 2011 EchoStar Dish Network Minimum Move Networks Services Agreement D	Dec. 31, 2011 EchoStar Dish Network Maximum Patent Cross-License Agreements	Jun. 30, 2012 EchoStar Dish Network Maximum Patent Cross-License Agreements	Jun. 30, 2012 NagraStar	Jun. 30, 2011 NagraStar	Jun. 30, 2012 NagraStar	Jun. 30, 2011 NagraStar	Dec. 31, 2011 NagraStar	Dec. 31, 2010 NagraStar	Dec. 31, 2009 NagraStar	Jun. 30, 2012 Blockbuster, Inc.	Jun. 30, 2012 Blockbuster, Inc.	Dec. 31, 2011 Blockbuster, Inc.
Related Party Transactions
Dividend paid to DOC					$ 3,500,000,000		$ 1,050,000,000	$ 1,300,000,000	$ 700,000,000	$ 1,500,000,000	$ 1,050,000,000
Dividend declared (in dollars per share)								$ 2				$ 2
Aggregate dividend declared (in dollars per share)								893,000,000				894,000,000
Subscriber-related expenses																																																																																					5,000,000	10,000,000	4,000,000
Allocated administrative support services													2,000,000	4,000,000
Minimum required notice period for termination of agreement by related party (in days)																60	60																																																		30		30
Maximum grants receivable																																																	14,000,000
Automatic renewal period (in years)																																											1	1		1	1																		1	1	1		1			1	1
Term of renewal option exercised																																							1
Required notice for termination of agreement (in days)																																																																	60	60
Required notice for renewal of agreement (in days)																									180			180
Required notice for termination of individual service (in days)																																																																	30
Required notice period for termination of agreement by the reporting entity																							60	60																								45				60	60	60	60	60	120	120	120	120	120	120												180	180
Minimum required notice period for termination of agreement by related party providing service (in days)																																																																			180		180
Agreement term (in years)																		10			10																			2	2	5			5																				1		1	1		7	5
Agreement term with third party (in years)																					15	10
Agreement term from commencement of service date (in years)																			10	10
Number of DBS transponders available to receive services																					32
Number of DBS transponders available for related party to receive services																					32	32
Number of DBS transponders expected to receive services																						24
Set-top boxes and other equipment purchased from EchoStar																										254,350,000	270,629,000	491,715,000	542,755,000	1,158,293,000	1,470,173,000	1,174,763,000
Set-top boxes and other equipment included in "Cost of sales - subscriber promotion subsidies - Echostar"	51,580,000	62,868,000	133,854,000	117,294,000	249,440,000	175,777,000	188,793,000																			51,580,000	62,868,000	133,854,000	117,294,000	249,440,000	175,777,000	188,793,000
Required notice period for termination of agreement (in years)																																	6	6			30	30
Term of renewal option (in years)																									1										1	1				1	1
Number of successive one year renewal options																																								3	3
Settlement amount																																																															500,000,000
Initial settlement amount paid																																																															300,000,000
Aggregate of six annual installment amounts between 2012 and 2017, net of contribution from related party																																																																200,000,000
Litigation settlement, number of annual installments																																																															6
Contribution from related party																																																															10,000,000
Percentage of litigation settlement amount to be made by related party annually																																																															95.00%
Amount paid for related party transaction																																																		5,000,000	5,000,000												5,000,000
Payments to third party by related party																																																																												10,000,000
Payments to third party by related party under extension option																																																																												3,000,000	3,000,000
Net payment for agreement settlement															114,000,000
Expenses from transactions with related party																																																																														17,355,000	19,716,000	34,839,000	40,445,000	77,705,000	79,547,000	81,904,000
Amounts Payable and Commitments	$ 247,088,000		$ 247,088,000		$ 222,917,000	$ 238,629,000																																																																								$ 6,374,000		$ 6,374,000		$ 5,853,000	$ 13,272,000